(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
TECHNOQUANTGROWTH
SM
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  23  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 32  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998               PAST 6  PAST 1  LIFE OF
                                         MONTHS  YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL A   3.80%   18.13%  18.13%

FIDELITY ADV TECHNOQUANT GROWTH - CL A   -2.17%  11.33%  11.33%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)           15.06%  30.69%  50.86%

CAPITAL APPRECIATION FUNDS AVERAGE       9.06%   22.75%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                    PAST 1  LIFE OF
                                              YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL A        18.13%  12.48%

FIDELITY ADV TECHNOQUANT GROWTH - CL A        11.33%  7.87%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                       30.69%  33.67%

CAPITAL APPRECIATION FUNDS AVERAGE            22.75%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - A   S&P 500
             00267                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9698.33                    10624.80
  1997/02/28       9010.30                    10708.10
  1997/03/31       8557.90                    10268.10
  1997/04/30       8671.00                    10881.11
  1997/05/31       9425.00                    11543.55
  1997/06/30       9839.70                    12060.70
  1997/07/31      10819.90                    13020.37
  1997/08/31      10857.60                    12290.97
  1997/09/30      11526.78                    12964.15
  1997/10/31      10961.28                    12531.14
  1997/11/30      10725.65                    13111.21
  1997/12/31      10567.32                    13336.33
  1998/01/31      10411.26                    13483.83
  1998/02/28      11230.89                    14456.28
  1998/03/31      11777.32                    15196.59
  1998/04/30      11699.26                    15349.47
  1998/05/29      11133.32                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 085851 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $11,133 - a 11.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998               PAST 6  PAST 1  LIFE OF
                                         MONTHS  YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL T   3.71%   17.93%  17.82%

FIDELITY ADV TECHNOQUANT GROWTH - CL T   0.08%   13.81%  13.69%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)           15.06%  30.69%  50.86%

CAPITAL APPRECIATION FUNDS AVERAGE       9.06%   22.75%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                    PAST 1  LIFE OF
                                              YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL T        17.93%  12.27%

FIDELITY ADV TECHNOQUANT GROWTH - CL T        13.81%  9.48%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                       30.69%  33.67%

CAPITAL APPRECIATION FUNDS AVERAGE            22.75%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - T   S&P 500
             00269                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9929.85                    10624.80
  1997/02/28       9215.75                    10708.10
  1997/03/31       8752.55                    10268.10
  1997/04/30       8868.35                    10881.11
  1997/05/31       9640.35                    11543.55
  1997/06/30      10064.95                    12060.70
  1997/07/31      11058.90                    13020.37
  1997/08/31      11097.50                    12290.97
  1997/09/30      11773.00                    12964.15
  1997/10/31      11194.00                    12531.14
  1997/11/30      10962.40                    13111.21
  1997/12/31      10790.34                    13336.33
  1998/01/31      10630.69                    13483.83
  1998/02/28      11469.16                    14456.28
  1998/03/31      12028.15                    15196.59
  1998/04/30      11948.29                    15349.47
  1998/05/29      11369.34                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 095101 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $11,369 - a 13.69% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figure is 5%, 5% and 4%. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 6  PAST 1  LIFE OF
                                            MONTHS  YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL B      3.43%   17.45%  16.98%

FIDELITY ADV TECHNOQUANT GROWTH - CL B      -1.57%  12.45%  12.98%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)              15.06%  30.69%  50.86%

CAPITAL APPRECIATION FUNDS AVERAGE          9.06%   22.75%  N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                       PAST 1  LIFE OF
                                                 YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL B           17.45%  11.71%

FIDELITY ADV TECHNOQUANT GROWTH - CL B           12.45%  9.00%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                          30.69%  33.67%

CAPITAL APPRECIATION FUNDS AVERAGE               22.75%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - B   S&P 500
             00268                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11310.00                    13111.21
  1997/12/31      11130.72                    13336.33
  1998/01/31      10955.42                    13483.83
  1998/02/28      11821.95                    14456.28
  1998/03/31      12389.32                    15196.59
  1998/04/30      12306.79                    15349.47
  1998/05/29      11298.00                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 090031 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,298 - a 12.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C's contingent deferred sales charge included in the past six months and past one year total return figures are 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 6  PAST 1  LIFE OF
                                            MONTHS  YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL C      3.35%   17.38%  16.91%

FIDELITY ADV TECHNOQUANT GROWTH - CL C      2.35%   16.38%  16.91%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)              15.06%  30.69%  50.86%

CAPITAL APPRECIATION FUNDS AVERAGE          9.06%   22.75%  N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                       PAST 1  LIFE OF
                                                 YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - CL C           17.38%  11.66%

FIDELITY ADV TECHNOQUANT GROWTH - CL C           16.38%  11.66%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                          30.69%  33.67%

CAPITAL APPRECIATION FUNDS AVERAGE               22.75%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - C   S&P 500
             00486                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.01                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.01                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.01                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11312.07                    13111.21
  1997/12/31      11134.52                    13336.33
  1998/01/31      10969.78                    13483.83
  1998/02/28      11824.70                    14456.28
  1998/03/31      12391.21                    15196.59
  1998/04/30      12298.51                    15349.47
  1998/05/29      11690.79                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 090131 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $11,691 - a 16.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Timothy Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 3.80%, 3.71%, 3.43% and 3.35%, respectively. For the same period, the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 18.13%, 17.93%, 17.45% and 17.38%, respectively. The S&P 500 returned 30.69%
during the 12-month period. The capital appreciation funds average tracked by Lipper Analytical Services also underperformed the S&P 500, returning 9.06% in the six-month period and 22.75% during the 12-month period. Most of these funds were invested heavily outside of the top 25 stocks in the S&P 500 - the narrow group that really drove the market's performance over the past year.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE SIX-MONTH
PERIOD?
A. Many market participants, particularly foreign investors, panicked as the global effects of the Asian turmoil were being sorted out and began a "flight to quality" - snatching up stocks of companies with household names that they presumed to be safe. Because the fund has a tilt toward lesser-known small- and mid-capitalization stocks, this market movement dramatically reduced the fund's relative returns over the six-month period.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
A. Ames Department Stores performed well during the period as the economy continued to chug along, consumer confidence soared and people spent more money. In addition, Keane, a software company, received the attention of investors with its solutions for the impending Year 2000 dilemma. Many computer systems read a two-digit number as the year, so there's concern that some systems will read "00" as 1900, rather than 2000. In addition, the fund benefited by not holding many health care and technology stocks at the end of 1997 when many of these securities lost value due to the Asian crisis.
Q. WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
A. The fund's holdings in the energy service sector, such as ENSCO International, which the fund no longer holds, and EVI hurt performance. I associate these losses with unforeseen actions by Saddam Hussein or the perceived effects of the Southeast Asian crisis on the demand for energy commodities, causing oil prices to fall and sending many oil stocks plummeting during the period. Although I could not prepare for the effects of these news events, my computer models did direct me to maintain some holdings in the energy service sector during the period because their valuations became very attractive. In addition, the price of oil goes up about 20% on average during the summer because of increased demand for gasoline caused by people driving longer distances for vacation. This trend could help these stocks to rebound.
Q. HOW DO YOU ASSESS THE FUND'S PERFORMANCE DURING THESE TIMES OF VOLATILITY, SUCH AS WHAT WE'VE SEEN CAUSED BY THE RECENT TURMOIL IN ASIA?
A. I don't think short-term events should send investors running for cover. This is an aggressive fund, so shareholders need to be willing to ride out periods of short-term volatility to reap the potential long-term benefits of the fund's investing style. Although the fund didn't generate strong returns during the six-month period, it has the potential to outperform the market over the long term because my models have helped me to assemble a portfolio of promising stocks. For instance, the stocks in the portfolio as of May 31 were trading at an average price-to-earnings ratio of 17, while the stocks in the S&P 500 were trading at about 22 times earnings. In addition, the average revenue growth for the first quarter of 1998 for the stocks in the S&P 500 was 9%, compared to 17% for the stocks in this fund. As a result, I think these companies are trading at cheap valuations and have the potential to generate stronger sales growth than the stocks in the S&P 500.
Q. WHAT'S YOUR OUTLOOK?
A. My models are forecasting a year of above-average volatility and average returns - of only about 8% to 10% - for the equity markets. I am also anticipating that the stock market may experience a few plunges similar to the big one-day drop we witnessed at the end of October 1997. As a result, I expect to maintain a defensive posture by spreading the fund's investments out among a large number of securities and sectors.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TIM KROCHUK ON FUNDAMENTAL
VALUATION VERSUS TECHNICAL
VALUATION:
"Many fund managers look at a
company's fundamentals - the
information found on income
statements and balance sheets -
when deciding whether to buy or sell a
stock. During this process, the
manager assesses a company's
management team, its balance sheet
and a number of earnings ratios.
These ratios, such as price-to-sales or
price-to earnings, often tell a manager
- on a fundamental basis - whether
he or she is paying too much for every
dollar of a company's sales or
earnings power.
"On the other hand, I use technical
data to make my investment
decisions. This data looks at the price
and volume activity of a stock. A stock
can still become overvalued or
"expensive" relative to these criteria.
A stock may become technically
overvalued at a point where too
many people and too much money
have moved into the same stock.
Think of a stock like this as being
similar to a very crowded room. If
someone were to yell, `FIRE!' you can
be sure that a number of
shareholders would get trampled as
everyone scrambled for the exit.
"Faced with one of these stocks, I
would seek an alternative stock from
the same industry with a smaller but
expanding number of players
supported by strong money flow. If a
large amount of money is chasing a
fixed number of shares for a particular
stock, chances are good that the stock
will enjoy more upside - regardless
of its current fundamental valuation.
The important point here, from a
diversification standpoint, is that
many stocks which appear overvalued
fundamentally may still be fairly
valued technically."
FUND FACTS
GOAL: long-term capital
appreciation by investing
mainly in common stocks,
using a quantitative investment
approach that emphasizes
technical factors
START DATE: December 31, 1996
SIZE: as of May 31, 1998,
more than $36 million
MANAGER: Tim Krochuk,
since inception; joined Fidelity
in 1992
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                             % OF FUND'S   % OF FUND'S INVESTMENTS
                             INVESTMENTS   IN THESE STOCKS
                                           6 MONTHS AGO

MICROSOFT CORP.              3.1           0.0

AT&T CORP.                   2.4           0.2

EVI WEATHERFORD, INC.        2.3           0.0

BLACK & DECKER CORP.         2.0           0.0

FANNIE MAE                   2.0           1.0

AMES DEPARTMENT  STORES      1.9           0.0

COORS (ADOLPH) CO., CLASS B  1.9           0.7

KEANE, INC.                  1.9           1.4

TIDEWATER, INC.              1.9           0.0

PG&E CORP.                   1.9           0.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

RETAIL & WHOLESALE  12.8          12.7

UTILITIES           10.6          6.0

TECHNOLOGY          10.2          12.6

FINANCE             9.6           9.7

DURABLES            8.7           5.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 98.40000000000001
ROW: 1, COL: 2, VALUE: 1.6
STOCKS AND
EQUITY FUTURES 94.5%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 3.8%
STOCKS AND
EQUITY FUTURES 99.5%
SHORT-TERM
INVESTMENTS 0.5%
FOREIGN
INVESTMENTS 1.8%
ROW: 1, COL: 1, VALUE: 94.5
ROW: 1, COL: 2, VALUE: 5.5
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.0%
  SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.4%
Advanced Aerodynamics & Structures, Inc. Class A (a)  47,100 $ 269,353
Cordant Technologies, Inc.   12,400  618,450
United Technologies Corp.   6,400  601,600
  1,489,403
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.6%
Park Electrochemical Corp.   23,400  555,750
PAPER & FOREST PRODUCTS - 1.3%
Mail-Well, Inc. (a)  9,500  437,000
TOTAL BASIC INDUSTRIES   992,750
CONSTRUCTION & REAL ESTATE - 3.8%
BUILDING MATERIALS - 1.7%
Southdown, Inc.   8,600  564,375
CONSTRUCTION - 2.1%
Granite Construction, Inc.   5,700  161,025
M.D.C. Holdings, Inc.   36,100  546,013
  707,038
TOTAL CONSTRUCTION & REAL ESTATE   1,271,413
DURABLES - 8.7%
AUTOS, TIRES, & ACCESSORIES - 2.2%
Chrysler Corp.   6,900  383,813
Navistar International Corp. (a)  11,900  359,231
  743,044
CONSUMER ELECTRONICS - 2.0%
Black & Decker Corp.   11,600  677,150
HOME FURNISHINGS - 3.0%
Miller (Herman), Inc.   18,700  517,756
Stanley Furniture Co, Inc. (a)  25,000  506,250
  1,024,006
TEXTILES & APPAREL - 1.5%
VF Corp.   9,400  499,963
TOTAL DURABLES   2,944,163
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
ENERGY - 7.3%
ENERGY SERVICES - 5.1%
BJ Services Co. (a)  17,000 $ 555,688
Global Marine, Inc. (a)  7,500  167,344
Marine Drilling Companies, Inc. (a)  19,100  359,319
Tidewater, Inc.   16,800  638,400
  1,720,751
OIL & GAS - 2.2%
EVI Weatherford, Inc. (a)  15,100  763,494
TOTAL ENERGY   2,484,245
FINANCE - 9.6%
BANKS - 0.9%
Republic Bancorp  16,000  302,000
CREDIT & OTHER FINANCE - 0.9%
Doral Financial Corp.   14,000  233,625
Heller Financial, Inc. Class A  1,000  27,875
Rock Financial Corp.   1,500  17,250
United Panam Financial Corp.   3,900  41,438
  320,188
FEDERAL SPONSORED CREDIT - 2.0%
Fannie Mae  11,200  670,600
INSURANCE - 4.2%
Allmerica Financial Corp.   9,200  576,725
American General Corp.   7,000  469,875
American International Group, Inc.   2,900  359,056
  1,405,656
SAVINGS & LOANS - 0.0%
PBOC Holdings, Inc.   600  8,475
SECURITIES INDUSTRY - 1.6%
Edwards (A.G.), Inc.   12,600  509,513
Federated Investors, Inc. Class B  1,200  21,525
  531,038
TOTAL FINANCE   3,237,957
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
HEALTH - 4.3%
DRUGS & PHARMACEUTICALS - 4.3%
Amgen, Inc.   8,600 $ 520,300
Bristol-Myers Squibb Co.   3,300  354,750
Nature's Sunshine Products, Inc.   24,700  571,188
  1,446,238
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ASM Lithography Holding NV (a)  15,600  597,678
Applied Power, Inc. Class A  13,200  452,108
Cooper Industries, Inc.   4,800  309,000
Ingersoll-Rand Co.   11,400  513,710
  1,872,496
MEDIA & LEISURE - 2.2%
LODGING & GAMING - 1.1%
Harrah's Entertainment, Inc.   14,600  365,000
ResortQuest International, Inc.   200  3,038
  368,038
RESTAURANTS - 1.1%
McDonald's Corp.   5,700  374,063
TOTAL MEDIA & LEISURE   742,101
NONDURABLES - 6.7%
BEVERAGES - 3.0%
Coors (Adolph) Co. Class B  17,200  645,000
PepsiCo, Inc.   9,100  371,394
  1,016,394
FOODS - 3.7%
Suiza Foods Corp. (a)  10,500  613,594
Tootsie Roll Industries, Inc.   8,200  625,763
  1,239,357
TOTAL NONDURABLES   2,255,751
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 12.8%
APPAREL STORES - 2.9%
Dress Barn, Inc. (a)  13,600 $ 393,976
Limited, Inc. (The)  17,100  568,575
  962,551
GENERAL MERCHANDISE STORES - 6.3%
Ames Department Stores (a)  26,300  649,281
Costco Companies, Inc. (a)  7,100  410,913
Dayton Hudson Corp.   13,000  602,875
Wal-Mart Stores, Inc.   8,700  480,131
  2,143,200
GROCERY STORES - 1.6%
Albertson's, Inc.   11,700  541,856
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Brylane, Inc. (a)  6,600  313,500
Pier 1 Imports, Inc.   15,400  370,563
  684,063
TOTAL RETAIL & WHOLESALE   4,331,670
SERVICES - 1.5%
ADVERTISING - 0.0%
Young & Rubicam, Inc.   100  2,800
PRINTING - 1.5%
Donnelley (R.R.) & Sons Co.   11,300  508,500
SERVICES - 0.0%
Charles River Associates, Inc.   100  2,538
Professional Detailing, Inc.   100  2,100
Provant, Inc.   100  1,988
United Road Services, Inc.   100  1,600
  8,226
TOTAL SERVICES   519,526
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
TECHNOLOGY - 10.2%
COMPUTER SERVICES & SOFTWARE - 6.8%
Aspec Technology, Inc.   100 $ 1,219
Brio Technology, Inc.   100  1,488
Com21, Inc.   100  1,463
Evolving Systems, Inc.   100  1,850
Keane, Inc. (a)  14,300  641,713
Microsoft Corp.   12,200  1,034,713
Sterling Software, Inc. (a)  23,100  628,031
Verio, Inc.   100  2,288
  2,312,765
COMPUTERS & OFFICE EQUIPMENT - 3.3%
International Business Machines Corp.   4,000  469,500
Xerox Corp.   6,100  626,775
  1,096,275
ELECTRONICS - 0.1%
American Xtal Technology, Inc.   100  1,113
Amkor Technology, Inc.   1,800  18,675
Broadcom Corp. Class A  100  5,113
  24,901
TOTAL TECHNOLOGY   3,433,941
TRANSPORTATION - 2.5%
AIR TRANSPORTATION - 1.5%
Southwest Airlines Co.   19,200  512,400
RAILROADS - 1.0%
Trinity Industries, Inc.   7,400  353,350
TOTAL TRANSPORTATION   865,750
UTILITIES - 10.6%
ELECTRIC UTILITY - 3.7%
FPL Group, Inc.   10,200  626,663
PG&E Corp.   20,000  630,000
  1,256,663
GAS - 1.1%
Williams Companies, Inc.   11,400  369,788
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.6%
AT&T Corp.   13,400 $ 815,725
BellSouth Corp.   5,500  354,750
U.S. LEC Corp. Class A  100  2,288
U S WEST Communications Group  7,100  360,325
  1,533,088
WATER - 1.2%
Philadelphia Suburban Corp.   21,000  413,438
TOTAL UTILITIES   3,572,977
TOTAL COMMON STOCKS
(Cost $29,996,205)   31,460,381
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.3%
 PRINCIPAL
 AMOUNT
U.S. Treasury Bill, yield at date of purchase
 4.97% 7/23/98 (c) (Cost $99,291) $ 100,000  99,291
CASH EQUIVALENTS - 6.7%
 SHARES
Taxable Central Cash Fund (b)
(Cost $2,258,784)  2,258,784  2,258,784
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $32,354,280)  $ 33,818,456
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)


8 S&P 500 Index Futures Contract   June 1998 $ 2,181,600 $ (44,398)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 6.5%
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,291.
INCOME TAX INFORMATION
At May 31,1998, the aggregate cost of investment securities for income tax purposes was $32,355,931. Net unrealized appreciation aggregated $1,462,525, of which $2,513,299 related to appreciated investment securities and $1,050,774 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending November 30, 1998 approximately $284,000 of losses recognized during the period November 1, 1997 to November 30, 1997.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                           MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $32,354,280) -                $ 33,818,456
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         3,728,869

RECEIVABLE FOR FUND SHARES SOLD                                         63,518

DIVIDENDS RECEIVABLE                                                    26,968

INTEREST RECEIVABLE                                                     11,579

PREPAID EXPENSES                                                        5,781

 TOTAL ASSETS                                                           37,655,171

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 893,020

PAYABLE FOR FUND SHARES REDEEMED                             432,034

ACCRUED MANAGEMENT FEE                                       18,497

DISTRIBUTION FEES PAYABLE                                    19,665

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             15,168

OTHER PAYABLES AND ACCRUED EXPENSES                          38,025

 TOTAL LIABILITIES                                                      1,416,409

NET ASSETS                                                             $ 36,238,762

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 33,179,736

ACCUMULATED NET INVESTMENT (LOSS)                                       (45,874)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                   1,685,091
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               1,419,809
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                             $ 36,238,762


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.41
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,875,845 (DIVIDED BY) 339,695 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.41)         $12.11

CLASS T:                                                       $11.39
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($18,473,081 (DIVIDED BY) 1,621,962 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.39)         $11.80

CLASS B:                                                       $11.34
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,061,098 (DIVIDED BY) 1,063,544 SHARES) A

CLASS C:                                                       $11.35
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($329,709 (DIVIDED BY) 29,045 SHARES) A

INSTITUTIONAL CLASS:                                           $11.42
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,499,029 (DIVIDED BY) 131,296 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                      SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $ 223,405
DIVIDENDS

INTEREST                                                               92,716

 TOTAL INCOME                                                          316,121

EXPENSES

MANAGEMENT FEE                                            $ 112,490

TRANSFER AGENT FEES                                        52,931

DISTRIBUTION FEES                                          116,262

ACCOUNTING FEES AND EXPENSES                               30,592

NON-INTERESTED TRUSTEES' COMPENSATION                      71

CUSTODIAN FEES AND EXPENSES                                6,245

REGISTRATION FEES                                          39,559

AUDIT                                                      19,285

LEGAL                                                      113

MISCELLANEOUS                                              1,823

 TOTAL EXPENSES BEFORE REDUCTIONS                          379,371

 EXPENSE REDUCTIONS                                        (17,376)    361,995

NET INVESTMENT INCOME (LOSS)                                           (45,874)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,858,975

 FOREIGN CURRENCY TRANSACTIONS                             282

 FUTURES CONTRACTS                                         173,062     2,032,319

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (632,998)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              34

 FUTURES CONTRACTS                                         (44,398)    (677,362)

NET GAIN (LOSS)                                                        1,354,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,309,083
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (45,874)         $ (240,135)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                2,032,319          1,156,290

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (677,362)          2,097,171

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         1,309,083          3,013,326
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS    (1,215,526)        -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (2,390,800)        35,522,679

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (2,297,243)        38,536,005

NET ASSETS

 BEGINNING OF PERIOD                                     38,536,005         -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 36,238,762       $ 38,536,005
 LOSS OF $45,874 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.38            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                .00               (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40               1.45

 TOTAL FROM INVESTMENT OPERATIONS                              .40               1.38

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.37)             -

NET ASSET VALUE, END OF PERIOD                                $ 11.41            $ 11.38

TOTAL RETURN B, C                                              3.80%             13.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 3,876           $ 5,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.68% A          1.75% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    .06% A           (.73)% A

PORTFOLIO TURNOVER                                             390% A           213%

AVERAGE COMMISSION RATE G                                     $ .0403           $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.36            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.01)             (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .40               1.46

 TOTAL FROM INVESTMENT OPERATIONS                                   .39               1.36

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.36)             -

NET ASSET VALUE, END OF PERIOD                                     $ 11.39            $ 11.36

TOTAL RETURN B, C                                                   3.71%             13.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 18,473           $ 20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.81% A           2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.80% A, H        2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (.11)% A          (1.00)% A

PORTFOLIO TURNOVER                                                  390% A            213%

AVERAGE COMMISSION RATE G                                          $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.31            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.03)             (.15)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .39               1.46

 TOTAL FROM INVESTMENT OPERATIONS                                   .36               1.31

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.33)             -

NET ASSET VALUE, END OF PERIOD                                     $ 11.34            $ 11.31

TOTAL RETURN B, C                                                   3.43%             13.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 12,061           $ 11,370

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.29% A           2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.28% A, H        2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (.62)% A          (1.51)% A

PORTFOLIO TURNOVER                                                  390% A            213%

AVERAGE COMMISSION RATE G                                          $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.36            $ 11.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.05)             .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40              (.49)

 TOTAL FROM INVESTMENT OPERATIONS                              .35              (.49)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.36)            -

NET ASSET VALUE, END OF PERIOD                                $ 11.35           $ 11.36

TOTAL RETURN B, C                                              3.35%            (4.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 330             $ 48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.50% A, F       2.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.98)% A         (.60)% A

PORTFOLIO TURNOVER                                             390% A           213%

AVERAGE COMMISSION RATE G                                     $ .0403           $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.40            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                .01               (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40               1.44

 TOTAL FROM INVESTMENT OPERATIONS                              .41               1.40

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.39)             -

NET ASSET VALUE, END OF PERIOD                                $ 11.42            $ 11.40

TOTAL RETURN B, C                                              3.90%             14.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,499            $ 1,459

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.50% A, F        1.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    .18% A            (.42)% A

PORTFOLIO TURNOVER                                             390% A            213%

AVERAGE COMMISSION RATE G                                     $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $66,646,418 and $72,768,861, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,074,497 and $9,021,561, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 5,753    $ -

CLASS T    49,391     1,288

CLASS B    60,097     45,073

CLASS C    1,021      1,021

          $ 116,262  $ 47,382

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 2,196

CLASS T    4,470

CLASS B    3,415

CLASS C    735

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 10,778  $ 3,412

CLASS T    30,274    8,015

CLASS B    18,073    18,073 *

CLASS C    244       244 *

          $ 59,369  $ 29,744

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND
OTHER    FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 5,721   .25% *

CLASS T                 30,339   .31% *

CLASS B                 15,128   .26% *

CLASS C                 598      .60% *

INSTITUTIONAL CLASS     1,145    .16% *

                       $ 52,931

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $16,960 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS C               2.50%        $ 13,261

INSTITUTIONAL CLASS   1.50%         3,516

                                   $ 16,777

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $599 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                        SIX MONTHS ENDED   YEAR ENDED
                        MAY 31,            NOVEMBER 30,

                        1998               1997

FROM NET REALIZED GAIN

CLASS A                 $ 177,673          $ -

CLASS T                  648,697            -

CLASS B                  336,789            -

CLASS C                  1,894              -

INSTITUTIONAL CLASS      50,473             -

TOTAL                   $ 1,215,526        $ -

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A, B     1998               1997 A, B



CLASS A                          64,820             571,771      $ 709,411          $ 5,930,301
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    9,071              -             95,223             -

SHARES REDEEMED                  (206,469)          (99,498)      (2,254,349)        (1,090,791)

NET INCREASE (DECREASE)          (132,578)          472,273      $ (1,449,715)      $ 4,839,510

CLASS T                          232,742            2,073,347    $ 2,615,410        $ 21,705,071
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    55,233             -             578,723            -

SHARES REDEEMED                  (451,488)          (287,872)     (5,062,054)        (3,025,861)

NET INCREASE (DECREASE)          (163,513)          1,785,475    $ (1,867,921)      $ 18,679,210

CLASS B                          128,398            1,069,604    $ 1,439,199        $ 11,365,164
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    19,253             -             201,351            -

SHARES REDEEMED                  (89,588)           (64,123)      (1,030,728)        (703,523)

NET INCREASE (DECREASE)          58,063             1,005,481    $ 609,822          $ 10,661,641

CLASS C                          27,355             4,268        $ 308,760          $ 49,053
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    105                -             1,104              -

SHARES REDEEMED                  (2,683)            -             (31,414)           -

NET INCREASE (DECREASE)          24,777             4,268        $ 278,450          $ 49,053

INSTITUTIONAL CLASS              13,498             139,871      $ 151,407          $ 1,425,408
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,196              -             44,046             -

SHARES REDEEMED                  (14,327)           (11,942)      (156,889)          (132,143)

NET INCREASE (DECREASE)          3,367              127,929      $ 38,564           $ 1,293,265


A SHARE TRANSACTIONS FOR CLASS A,CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,217

CLASS T                7,931

CLASS B                6,619

CLASS C                12,085

INSTITUTIONAL CLASS    6,707

                      $ 39,559

9. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 19% of the total outstanding shares of the fund.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
TECHNOQUANTGROWTH
SM
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  17  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
 CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  LIFE OF
                                           MONTHS  YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - INST CL  3.90%   18.45%  18.45%

S&P 500 (REGISTERED TRADEMARK)             15.06%  30.69%  50.86%

CAPITAL APPRECIATION FUNDS AVERAGE         9.06%   22.75%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                      PAST 1  LIFE OF
                                                YEAR    FUND

FIDELITY ADV TECHNOQUANT GROWTH - INST CL       18.45%  12.69%

S&P 500                                         30.69%  33.67%

CAPITAL APPRECIATION FUNDS AVERAGE              22.75%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - I   S&P 500
             00243                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9550.00                    10708.10
  1997/03/31       9070.00                    10268.10
  1997/04/30       9200.00                    10881.11
  1997/05/31      10000.00                    11543.55
  1997/06/30      10440.00                    12060.70
  1997/07/31      11480.00                    13020.37
  1997/08/31      11530.00                    12290.97
  1997/09/30      12240.00                    12964.15
  1997/10/31      11640.00                    12531.14
  1997/11/30      11400.00                    13111.21
  1997/12/31      11232.68                    13336.33
  1998/01/31      11066.79                    13483.83
  1998/02/28      11948.40                    14456.28
  1998/03/31      12529.22                    15196.59
  1998/04/30      12446.25                    15349.47
  1998/05/29      11844.68                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 090232 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $11,845
- a 18.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Timothy Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 3.90%. For the same period, the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares returned 18.45%, while the S&P 500 returned 30.69%. The capital appreciation funds average tracked by Lipper Analytical Services also underperformed the S&P 500, returning 9.06% in the six-month period and 22.75% during the 12-month period. Most of these funds were invested heavily outside of the top 25 stocks in the S&P 500 - the narrow group that really drove the market's performance over the past year.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE SIX-MONTH
PERIOD?
A. Many market participants, particularly foreign investors, panicked as the global effects of the Asian turmoil were being sorted out and began a "flight to quality" - snatching up stocks of companies with household names that they presumed to be safe. Because the fund has a tilt toward lesser-known small- and mid-capitalization stocks, this market movement dramatically reduced the fund's relative returns over the six-month period.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
A. Ames Department Stores performed well during the period as the economy continued to chug along, consumer confidence soared and people spent more money. In addition, Keane, a software company, received the attention of investors with its solutions for the impending Year 2000 dilemma. Many computer systems read a two-digit number as the year, so there's concern that some systems will read "00" as 1900, rather than 2000. In addition, the fund benefited by not holding many health care and technology stocks at the end of 1997 when many of these securities lost value due to the Asian crisis.
Q. WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
A. The fund's holdings in the energy service sector, such as ENSCO International, which the fund no longer holds, and EVI hurt performance. I associate these losses with unforeseen actions by Saddam Hussein or the perceived effects of the Southeast Asian crisis on the demand for energy commodities, causing oil prices to fall and sending many oil stocks plummeting during the period. Although I could not prepare for the effects of these news events, my computer models did direct me to maintain some holdings in the energy service sector during the period because their valuations became very attractive. In addition, the price of oil goes up about 20% on average during the summer because of increased demand for gasoline caused by people driving longer distances for vacation. This trend could help these stocks to rebound.
Q. HOW DO YOU ASSESS THE FUND'S PERFORMANCE DURING THESE TIMES OF VOLATILITY, SUCH AS WHAT WE'VE SEEN CAUSED BY THE RECENT TURMOIL IN ASIA?
A. I don't think short-term events should send investors running for cover. This is an aggressive fund, so shareholders need to be willing to ride out periods of short-term volatility to reap the potential long-term benefits of the fund's investing style. Although the fund didn't generate strong returns during the six-month period, it has the potential to outperform the market over the long term because my models have helped me to assemble a portfolio of promising stocks. For instance, the stocks in the portfolio as of May 31 were trading at an average price-to-earnings ratio of 17, while the stocks in the S&P 500 were trading at about 22 times earnings. In addition, the average revenue growth for the first quarter of 1998 for the stocks in the S&P 500 was 9%, compared to 17% for the stocks in this fund. As a result, I think these companies are trading at cheap valuations and have the potential to generate stronger sales growth than the stocks in the S&P 500.
Q. WHAT'S YOUR OUTLOOK?
A. My models are forecasting a year of above-average volatility and average returns - of only about 8% to 10% - for the equity markets. I am also anticipating that the stock market may experience a few plunges similar to the big one-day drop we witnessed at the end of October 1997. As a result, I expect to maintain a defensive posture by spreading the fund's investments out among a large number of securities and sectors.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TIM KROCHUK ON FUNDAMENTAL
VALUATION VERSUS TECHNICAL
VALUATION:
"Many fund managers look at a
company's fundamentals - the
information found on income
statements and balance sheets -
when deciding whether to buy or sell a
stock. During this process, the
manager assesses a company's
management team, its balance sheet
and a number of earnings ratios.
These ratios, such as price-to-sales or
price-to earnings, often tell a manager
- on a fundamental basis - whether
he or she is paying too much for every
dollar of a company's sales or
earnings power.
"On the other hand, I use technical
data to make my investment
decisions. This data looks at the price
and volume activity of a stock. A stock
can still become overvalued or
"expensive" relative to these criteria.
A stock may become technically
overvalued at a point where too
many people and too much money
have moved into the same stock.
Think of a stock like this as being
similar to a very crowded room. If
someone were to yell, `FIRE!' you can
be sure that a number of
shareholders would get trampled as
everyone scrambled for the exit.
"Faced with one of these stocks, I
would seek an alternative stock from
the same industry with a smaller but
expanding number of players
supported by strong money flow. If a
large amount of money is chasing a
fixed number of shares for a particular
stock, chances are good that the stock
will enjoy more upside - regardless
of its current fundamental valuation.
The important point here, from a
diversification standpoint, is that
many stocks which appear overvalued
fundamentally may still be fairly
valued technically."
FUND FACTS
GOAL: long-term capital
appreciation by investing
mainly in common stocks,
using a quantitative investment
approach that emphasizes
technical factors
START DATE: December 31, 1996
SIZE: as of May 31, 1998,
more than $36 million
MANAGER: Tim Krochuk,
since inception; joined Fidelity
in 1992
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                             % OF FUND'S   % OF FUND'S INVESTMENTS
                             INVESTMENTS   IN THESE STOCKS
                                           6 MONTHS AGO

MICROSOFT CORP.              3.1           0.0

AT&T CORP.                   2.4           0.2

EVI WEATHERFORD, INC.        2.3           0.0

BLACK & DECKER CORP.         2.0           0.0

FANNIE MAE                   2.0           1.0

AMES DEPARTMENT  STORES      1.9           0.0

COORS (ADOLPH) CO., CLASS B  1.9           0.7

KEANE, INC.                  1.9           1.4

TIDEWATER, INC.              1.9           0.0

PG&E CORP.                   1.9           0.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

RETAIL & WHOLESALE  12.8          12.7

UTILITIES           10.6          6.0

TECHNOLOGY          10.2          12.6

FINANCE             9.6           9.7

DURABLES            8.7           5.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 98.40000000000001
ROW: 1, COL: 2, VALUE: 1.6
STOCKS AND
EQUITY FUTURES 94.5%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 3.8%
STOCKS AND
EQUITY FUTURES 99.5%
SHORT-TERM
INVESTMENTS 0.5%
FOREIGN
INVESTMENTS 1.8%
ROW: 1, COL: 1, VALUE: 94.5
ROW: 1, COL: 2, VALUE: 5.5
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.0%
  SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.4%
Advanced Aerodynamics & Structures, Inc. Class A (a)  47,100 $ 269,353
Cordant Technologies, Inc.   12,400  618,450
United Technologies Corp.   6,400  601,600
  1,489,403
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.6%
Park Electrochemical Corp.   23,400  555,750
PAPER & FOREST PRODUCTS - 1.3%
Mail-Well, Inc. (a)  9,500  437,000
TOTAL BASIC INDUSTRIES   992,750
CONSTRUCTION & REAL ESTATE - 3.8%
BUILDING MATERIALS - 1.7%
Southdown, Inc.   8,600  564,375
CONSTRUCTION - 2.1%
Granite Construction, Inc.   5,700  161,025
M.D.C. Holdings, Inc.   36,100  546,013
  707,038
TOTAL CONSTRUCTION & REAL ESTATE   1,271,413
DURABLES - 8.7%
AUTOS, TIRES, & ACCESSORIES - 2.2%
Chrysler Corp.   6,900  383,813
Navistar International Corp. (a)  11,900  359,231
  743,044
CONSUMER ELECTRONICS - 2.0%
Black & Decker Corp.   11,600  677,150
HOME FURNISHINGS - 3.0%
Miller (Herman), Inc.   18,700  517,756
Stanley Furniture Co, Inc. (a)  25,000  506,250
  1,024,006
TEXTILES & APPAREL - 1.5%
VF Corp.   9,400  499,963
TOTAL DURABLES   2,944,163
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
ENERGY - 7.3%
ENERGY SERVICES - 5.1%
BJ Services Co. (a)  17,000 $ 555,688
Global Marine, Inc. (a)  7,500  167,344
Marine Drilling Companies, Inc. (a)  19,100  359,319
Tidewater, Inc.   16,800  638,400
  1,720,751
OIL & GAS - 2.2%
EVI Weatherford, Inc. (a)  15,100  763,494
TOTAL ENERGY   2,484,245
FINANCE - 9.6%
BANKS - 0.9%
Republic Bancorp  16,000  302,000
CREDIT & OTHER FINANCE - 0.9%
Doral Financial Corp.   14,000  233,625
Heller Financial, Inc. Class A  1,000  27,875
Rock Financial Corp.   1,500  17,250
United Panam Financial Corp.   3,900  41,438
  320,188
FEDERAL SPONSORED CREDIT - 2.0%
Fannie Mae  11,200  670,600
INSURANCE - 4.2%
Allmerica Financial Corp.   9,200  576,725
American General Corp.   7,000  469,875
American International Group, Inc.   2,900  359,056
  1,405,656
SAVINGS & LOANS - 0.0%
PBOC Holdings, Inc.   600  8,475
SECURITIES INDUSTRY - 1.6%
Edwards (A.G.), Inc.   12,600  509,513
Federated Investors, Inc. Class B  1,200  21,525
  531,038
TOTAL FINANCE   3,237,957
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
HEALTH - 4.3%
DRUGS & PHARMACEUTICALS - 4.3%
Amgen, Inc.   8,600 $ 520,300
Bristol-Myers Squibb Co.   3,300  354,750
Nature's Sunshine Products, Inc.   24,700  571,188
  1,446,238
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ASM Lithography Holding NV (a)  15,600  597,678
Applied Power, Inc. Class A  13,200  452,108
Cooper Industries, Inc.   4,800  309,000
Ingersoll-Rand Co.   11,400  513,710
  1,872,496
MEDIA & LEISURE - 2.2%
LODGING & GAMING - 1.1%
Harrah's Entertainment, Inc.   14,600  365,000
ResortQuest International, Inc.   200  3,038
  368,038
RESTAURANTS - 1.1%
McDonald's Corp.   5,700  374,063
TOTAL MEDIA & LEISURE   742,101
NONDURABLES - 6.7%
BEVERAGES - 3.0%
Coors (Adolph) Co. Class B  17,200  645,000
PepsiCo, Inc.   9,100  371,394
  1,016,394
FOODS - 3.7%
Suiza Foods Corp. (a)  10,500  613,594
Tootsie Roll Industries, Inc.   8,200  625,763
  1,239,357
TOTAL NONDURABLES   2,255,751
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 12.8%
APPAREL STORES - 2.9%
Dress Barn, Inc. (a)  13,600 $ 393,976
Limited, Inc. (The)  17,100  568,575
  962,551
GENERAL MERCHANDISE STORES - 6.3%
Ames Department Stores (a)  26,300  649,281
Costco Companies, Inc. (a)  7,100  410,913
Dayton Hudson Corp.   13,000  602,875
Wal-Mart Stores, Inc.   8,700  480,131
  2,143,200
GROCERY STORES - 1.6%
Albertson's, Inc.   11,700  541,856
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Brylane, Inc. (a)  6,600  313,500
Pier 1 Imports, Inc.   15,400  370,563
  684,063
TOTAL RETAIL & WHOLESALE   4,331,670
SERVICES - 1.5%
ADVERTISING - 0.0%
Young & Rubicam, Inc.   100  2,800
PRINTING - 1.5%
Donnelley (R.R.) & Sons Co.   11,300  508,500
SERVICES - 0.0%
Charles River Associates, Inc.   100  2,538
Professional Detailing, Inc.   100  2,100
Provant, Inc.   100  1,988
United Road Services, Inc.   100  1,600
  8,226
TOTAL SERVICES   519,526
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
TECHNOLOGY - 10.2%
COMPUTER SERVICES & SOFTWARE - 6.8%
Aspec Technology, Inc.   100 $ 1,219
Brio Technology, Inc.   100  1,488
Com21, Inc.   100  1,463
Evolving Systems, Inc.   100  1,850
Keane, Inc. (a)  14,300  641,713
Microsoft Corp.   12,200  1,034,713
Sterling Software, Inc. (a)  23,100  628,031
Verio, Inc.   100  2,288
  2,312,765
COMPUTERS & OFFICE EQUIPMENT - 3.3%
International Business Machines Corp.   4,000  469,500
Xerox Corp.   6,100  626,775
  1,096,275
ELECTRONICS - 0.1%
American Xtal Technology, Inc.   100  1,113
Amkor Technology, Inc.   1,800  18,675
Broadcom Corp. Class A  100  5,113
  24,901
TOTAL TECHNOLOGY   3,433,941
TRANSPORTATION - 2.5%
AIR TRANSPORTATION - 1.5%
Southwest Airlines Co.   19,200  512,400
RAILROADS - 1.0%
Trinity Industries, Inc.   7,400  353,350
TOTAL TRANSPORTATION   865,750
UTILITIES - 10.6%
ELECTRIC UTILITY - 3.7%
FPL Group, Inc.   10,200  626,663
PG&E Corp.   20,000  630,000
  1,256,663
GAS - 1.1%
Williams Companies, Inc.   11,400  369,788
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.6%
AT&T Corp.   13,400 $ 815,725
BellSouth Corp.   5,500  354,750
U.S. LEC Corp. Class A  100  2,288
U S WEST Communications Group  7,100  360,325
  1,533,088
WATER - 1.2%
Philadelphia Suburban Corp.   21,000  413,438
TOTAL UTILITIES   3,572,977
TOTAL COMMON STOCKS
(Cost $29,996,205)   31,460,381
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.3%
 PRINCIPAL
 AMOUNT
U.S. Treasury Bill, yield at date of purchase
 4.97% 7/23/98 (c) (Cost $99,291) $ 100,000  99,291
CASH EQUIVALENTS - 6.7%
 SHARES
Taxable Central Cash Fund (b)
(Cost $2,258,784)  2,258,784  2,258,784
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $32,354,280)  $ 33,818,456
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)


8 S&P 500 Index Futures Contract   June 1998 $ 2,181,600 $ (44,398)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 6.5%
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,291.
INCOME TAX INFORMATION
At May 31,1998, the aggregate cost of investment securities for income tax purposes was $32,355,931. Net unrealized appreciation aggregated $1,462,525, of which $2,513,299 related to appreciated investment securities and $1,050,774 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending November 30, 1998 approximately $284,000 of losses recognized during the period November 1, 1997 to November 30, 1997.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                           MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $32,354,280) -                $ 33,818,456
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         3,728,869

RECEIVABLE FOR FUND SHARES SOLD                                         63,518

DIVIDENDS RECEIVABLE                                                    26,968

INTEREST RECEIVABLE                                                     11,579

PREPAID EXPENSES                                                        5,781

 TOTAL ASSETS                                                           37,655,171

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 893,020

PAYABLE FOR FUND SHARES REDEEMED                             432,034

ACCRUED MANAGEMENT FEE                                       18,497

DISTRIBUTION FEES PAYABLE                                    19,665

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             15,168

OTHER PAYABLES AND ACCRUED EXPENSES                          38,025

 TOTAL LIABILITIES                                                      1,416,409

NET ASSETS                                                             $ 36,238,762

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 33,179,736

ACCUMULATED NET INVESTMENT (LOSS)                                       (45,874)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                   1,685,091
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               1,419,809
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                             $ 36,238,762


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.41
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,875,845 (DIVIDED BY) 339,695 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.41)         $12.11

CLASS T:                                                       $11.39
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($18,473,081 (DIVIDED BY) 1,621,962 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.39)         $11.80

CLASS B:                                                       $11.34
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,061,098 (DIVIDED BY) 1,063,544 SHARES) A

CLASS C:                                                       $11.35
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($329,709 (DIVIDED BY) 29,045 SHARES) A

INSTITUTIONAL CLASS:                                           $11.42
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,499,029 (DIVIDED BY) 131,296 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                       SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $ 223,405
DIVIDENDS

INTEREST                                                               92,716

 TOTAL INCOME                                                          316,121

EXPENSES

MANAGEMENT FEE                                            $ 112,490

TRANSFER AGENT FEES                                        52,931

DISTRIBUTION FEES                                          116,262

ACCOUNTING FEES AND EXPENSES                               30,592

NON-INTERESTED TRUSTEES' COMPENSATION                      71

CUSTODIAN FEES AND EXPENSES                                6,245

REGISTRATION FEES                                          39,559

AUDIT                                                      19,285

LEGAL                                                      113

MISCELLANEOUS                                              1,823

 TOTAL EXPENSES BEFORE REDUCTIONS                          379,371

 EXPENSE REDUCTIONS                                        (17,376)    361,995

NET INVESTMENT INCOME (LOSS)                                           (45,874)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,858,975

 FOREIGN CURRENCY TRANSACTIONS                             282

 FUTURES CONTRACTS                                         173,062     2,032,319

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (632,998)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              34

 FUTURES CONTRACTS                                         (44,398)    (677,362)

NET GAIN (LOSS)                                                        1,354,957

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,309,083
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (45,874)         $ (240,135)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                2,032,319          1,156,290

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (677,362)          2,097,171

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         1,309,083          3,013,326
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS    (1,215,526)        -

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             (2,390,800)        35,522,679

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (2,297,243)        38,536,005

NET ASSETS

 BEGINNING OF PERIOD                                     38,536,005         -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 36,238,762       $ 38,536,005
 LOSS OF $45,874 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.38            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                .00               (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40               1.45

 TOTAL FROM INVESTMENT OPERATIONS                              .40               1.38

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.37)             -

NET ASSET VALUE, END OF PERIOD                                $ 11.41            $ 11.38

TOTAL RETURN B, C                                              3.80%             13.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 3,876           $ 5,376

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.68% A          1.75% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    .06% A           (.73)% A

PORTFOLIO TURNOVER                                             390% A           213%

AVERAGE COMMISSION RATE G                                     $ .0403           $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.36            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.01)             (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .40               1.46

 TOTAL FROM INVESTMENT OPERATIONS                                   .39               1.36

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.36)             -

NET ASSET VALUE, END OF PERIOD                                     $ 11.39            $ 11.36

TOTAL RETURN B, C                                                   3.71%             13.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 18,473           $ 20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.81% A           2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.80% A, H        2.00% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (.11)% A          (1.00)% A

PORTFOLIO TURNOVER                                                  390% A            213%

AVERAGE COMMISSION RATE G                                          $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.31            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.03)             (.15)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .39               1.46

 TOTAL FROM INVESTMENT OPERATIONS                                   .36               1.31

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.33)             -

NET ASSET VALUE, END OF PERIOD                                     $ 11.34            $ 11.31

TOTAL RETURN B, C                                                   3.43%             13.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 12,061           $ 11,370

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.29% A           2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.28% A, H        2.50% A

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (.62)% A          (1.51)% A

PORTFOLIO TURNOVER                                                  390% A            213%

AVERAGE COMMISSION RATE G                                          $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.36            $ 11.85

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.05)             .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40              (.49)

 TOTAL FROM INVESTMENT OPERATIONS                              .35              (.49)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.36)            -

NET ASSET VALUE, END OF PERIOD                                $ 11.35           $ 11.36

TOTAL RETURN B, C                                              3.35%            (4.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 330             $ 48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.50% A, F       2.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.98)% A         (.60)% A

PORTFOLIO TURNOVER                                             390% A           213%

AVERAGE COMMISSION RATE G                                     $ .0403           $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                              SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,

                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.40            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                .01               (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .40               1.44

 TOTAL FROM INVESTMENT OPERATIONS                              .41               1.40

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                        (.39)             -

NET ASSET VALUE, END OF PERIOD                                $ 11.42            $ 11.40

TOTAL RETURN B, C                                              3.90%             14.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,499            $ 1,459

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.50% A, F        1.50% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    .18% A            (.42)% A

PORTFOLIO TURNOVER                                             390% A            213%

AVERAGE COMMISSION RATE G                                     $ .0403            $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $66,646,418 and $72,768,861, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,074,497 and $9,021,561, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 5,753    $ -

CLASS T    49,391     1,288

CLASS B    60,097     45,073

CLASS C    1,021      1,021

          $ 116,262  $ 47,382

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 2,196

CLASS T    4,470

CLASS B    3,415

CLASS C    735

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 10,778  $ 3,412

CLASS T    30,274    8,015

CLASS B    18,073    18,073 *

CLASS C    244       244 *

          $ 59,369  $ 29,744

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND
OTHER    FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 5,721   .25% *

CLASS T                 30,339   .31% *

CLASS B                 15,128   .26% *

CLASS C                 598      .60% *

INSTITUTIONAL CLASS     1,145    .16% *

                       $ 52,931

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $16,960 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS C               2.50%        $ 13,261

INSTITUTIONAL CLASS   1.50%         3,516

                                   $ 16,777

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $599 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                        SIX MONTHS ENDED   YEAR ENDED
                        MAY 31,            NOVEMBER 30,

                        1998               1997

FROM NET REALIZED GAIN

CLASS A                 $ 177,673          $ -

CLASS T                  648,697            -

CLASS B                  336,789            -

CLASS C                  1,894              -

INSTITUTIONAL CLASS      50,473             -

TOTAL                   $ 1,215,526        $ -

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A, B     1998               1997 A, B



CLASS A                          64,820             571,771      $ 709,411          $ 5,930,301
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    9,071              -             95,223             -

SHARES REDEEMED                  (206,469)          (99,498)      (2,254,349)        (1,090,791)

NET INCREASE (DECREASE)          (132,578)          472,273      $ (1,449,715)      $ 4,839,510

CLASS T                          232,742            2,073,347    $ 2,615,410        $ 21,705,071
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    55,233             -             578,723            -

SHARES REDEEMED                  (451,488)          (287,872)     (5,062,054)        (3,025,861)

NET INCREASE (DECREASE)          (163,513)          1,785,475    $ (1,867,921)      $ 18,679,210

CLASS B                          128,398            1,069,604    $ 1,439,199        $ 11,365,164
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    19,253             -             201,351            -

SHARES REDEEMED                  (89,588)           (64,123)      (1,030,728)        (703,523)

NET INCREASE (DECREASE)          58,063             1,005,481    $ 609,822          $ 10,661,641

CLASS C                          27,355             4,268        $ 308,760          $ 49,053
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    105                -             1,104              -

SHARES REDEEMED                  (2,683)            -             (31,414)           -

NET INCREASE (DECREASE)          24,777             4,268        $ 278,450          $ 49,053

INSTITUTIONAL CLASS              13,498             139,871      $ 151,407          $ 1,425,408
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,196              -             44,046             -

SHARES REDEEMED                  (14,327)           (11,942)      (156,889)          (132,143)

NET INCREASE (DECREASE)          3,367              127,929      $ 38,564           $ 1,293,265


C SHARE TRANSACTIONS FOR CLASS A,CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 NOVEMBER 30, 1997.
D SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,217

CLASS T                7,931

CLASS B                6,619

CLASS C                12,085

INSTITUTIONAL CLASS    6,707

                      $ 39,559

9. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 19% of the total outstanding shares of the fund.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MID CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  28  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 37  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MID CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998   PAST 6  PAST 1  LIFE OF
                             MONTHS  YEAR    FUND

FIDELITY ADV MID CAP - CL A  12.02%  29.34%  60.21%

FIDELITY ADV MID CAP - CL A  5.58%   21.90%  51.00%
(INCL. 5.75% SALES CHARGE)

S&P MIDCAP 400               12.14%  29.91%  64.22%

MID-CAP FUNDS AVERAGE        8.95%   23.16%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998   PAST 1  LIFE OF
                             YEAR    FUND

FIDELITY ADV MID CAP - CL A  29.34%  23.00%

FIDELITY ADV MID CAP - CL A  21.90%  19.84%
(INCL. 5.75% SALES CHARGE)

S&P MIDCAP 400               29.91%  24.34%

MID-CAP FUNDS AVERAGE        23.16%  N/A

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what
would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL A            S&P MidCap 400
             00251                       SP004
  1996/02/20       9425.00                    10000.00
  1996/02/29       9594.65                    10122.33
  1996/03/31       9670.05                    10243.60
  1996/04/30      10141.30                    10556.44
  1996/05/31      10621.98                    10699.16
  1996/06/30      10150.73                    10538.56
  1996/07/31       9509.83                     9825.63
  1996/08/31      10160.15                    10392.28
  1996/09/30      10829.33                    10845.38
  1996/10/31      10537.15                    10876.94
  1996/11/30      11027.25                    11489.64
  1996/12/31      10887.64                    11502.39
  1997/01/31      11262.08                    11934.19
  1997/02/28      11060.46                    11836.09
  1997/03/31      10465.19                    11331.52
  1997/04/30      10762.82                    11625.34
  1997/05/31      11674.93                    12641.86
  1997/06/30      12299.00                    12996.97
  1997/07/31      13259.11                    14283.80
  1997/08/31      13230.30                    14266.52
  1997/09/30      13902.38                    15086.56
  1997/10/31      13268.71                    14430.14
  1997/11/30      13479.93                    14644.00
  1997/12/31      13866.58                    15212.33
  1998/01/31      13737.97                    14922.69
  1998/02/28      14874.75                    16159.03
  1998/03/31      15657.63                    16887.81
  1998/04/30      15593.29                    17196.01
  1998/05/29      15099.97                    16422.36
IMATRL PRASUN   SHR__CHT 19980531 19980608 081916 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $15,100 - a 51.00% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,422 - a 64.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR MID CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998   PAST 6  PAST 1  LIFE OF
                             MONTHS  YEAR    FUND

FIDELITY ADV MID CAP - CL T  11.96%  29.30%  60.27%

FIDELITY ADV MID CAP - CL T  8.04%   24.78%  54.66%
(INCL. 3.50% SALES CHARGE)

S&P MIDCAP 400               12.14%  29.91%  64.22%

MID-CAP FUNDS AVERAGE        8.95%   23.16%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998   PAST 1  LIFE OF
                             YEAR    FUND

FIDELITY ADV MID CAP - CL T  29.30%  23.02%

FIDELITY ADV MID CAP - CL T  24.78%  21.11%
(INCL. 3.50% SALES CHARGE)

S&P MIDCAP 400               29.91%  24.34%

MID-CAP FUNDS AVERAGE        23.16%  N/A

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL T            S&P MidCap 400
             00531                       SP004
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10122.33
  1996/03/31       9900.90                    10243.60
  1996/04/30      10383.40                    10556.44
  1996/05/31      10875.55                    10699.16
  1996/06/30      10393.05                    10538.56
  1996/07/31       9736.85                     9825.63
  1996/08/31      10402.70                    10392.28
  1996/09/30      11078.20                    10845.38
  1996/10/31      10788.70                    10876.94
  1996/11/30      11290.50                    11489.64
  1996/12/31      11156.94                    11502.39
  1997/01/31      11529.49                    11934.19
  1997/02/28      11323.61                    11836.09
  1997/03/31      10715.76                    11331.52
  1997/04/30      11019.68                    11625.34
  1997/05/31      11960.87                    12641.86
  1997/06/30      12598.13                    12996.97
  1997/07/31      13578.53                    14283.80
  1997/08/31      13558.92                    14266.52
  1997/09/30      14235.39                    15086.56
  1997/10/31      13598.13                    14430.14
  1997/11/30      13813.82                    14644.00
  1997/12/31      14196.99                    15212.33
  1998/01/31      14076.76                    14922.69
  1998/02/28      15247.09                    16159.03
  1998/03/31      16045.54                    16887.81
  1998/04/30      15979.91                    17196.01
  1998/05/29      15465.84                    16422.36
IMATRL PRASUN   SHR__CHT 19980531 19980608 083306 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $15,466 - a 54.66% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,422 - a 64.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR MID CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  LIFE OF
                                          MONTHS  YEAR    FUND

FIDELITY ADV MID CAP - CL B               11.73%  28.72%  57.84%

FIDELITY ADV MID CAP - CL B               6.73%   23.72%  54.84%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P MIDCAP 400                            12.14%  29.91%  64.22%

MID-CAP FUNDS AVERAGE                     8.95%   23.16%  N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV MID CAP - CL B               28.72%  22.19%

FIDELITY ADV MID CAP - CL B               23.72%  21.17%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P MIDCAP 400                            29.91%  24.34%

MID-CAP FUNDS AVERAGE                     23.16%  N/A

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what
would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL B            S&P MidCap 400
             00532                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14126.36                    14644.00
  1997/12/31      14532.01                    15212.33
  1998/01/31      14396.81                    14922.69
  1998/02/28      15580.57                    16159.03
  1998/03/31      16381.02                    16887.81
  1998/04/30      16313.38                    17196.01
  1998/05/29      15483.50                    16422.36
IMATRL PRASUN   SHR__CHT 19980531 19980608 081950 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $15,484 - a 54.84% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,422 - a 64.22% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR MID CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months and past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  LIFE OF
                                          MONTHS  YEAR    FUND

FIDELITY ADV MID CAP - CL C               11.41%  28.36%  57.40%

FIDELITY ADV MID CAP - CL C               10.42%  27.36%  57.40%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P MIDCAP 400                            12.14%  29.91%  64.22%

MID-CAP FUNDS AVERAGE                     8.95%   23.16%  N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV MID CAP - CL C               28.36%  22.04%

FIDELITY ADV MID CAP - CL C               27.36%  22.04%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P MIDCAP 400                            29.91%  24.34%

MID-CAP FUNDS AVERAGE                     23.16%  N/A

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL C            S&P MidCap 400
             00484                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.01                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.01                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.01                    10538.56
  1996/07/31      10050.01                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.01                    10845.38
  1996/10/31      11110.01                    10876.94
  1996/11/30      11610.01                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.20                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.77                    12641.86
  1997/06/30      12920.46                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14127.17                    14644.00
  1997/12/31      14530.54                    15212.33
  1998/01/31      14385.11                    14922.69
  1998/02/28      15571.74                    16159.03
  1998/03/31      16366.56                    16887.81
  1998/04/30      16288.19                    17196.01
  1998/05/29      15739.66                    16422.36
IMATRL PRASUN   SHR__CHT 19980531 19980608 082529 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have been $15,740 - a 57.40% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,422 - a 64.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 12.02%, 11.96%, 11.73% and 11.41%, respectively, compared to a 12.14% return for the Standard & Poor's MidCap 400 Index and the 8.95% return of the mid-cap funds average, as monitored by Lipper Analytical Services. For the 12-month period that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 29.34%, 29.30%, 28.72% and 28.36%, respectively, while the Standard & Poor's MidCap 400 Index had a 29.91% increase and the Lipper average return was 23.16%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP OVER THE PAST SIX MONTHS WHILE FINISHING VERY CLOSE TO ITS BENCHMARK INDEX?
A. Obviously, it was a great period for the market and the fund did well. One reason the fund didn't do even better than the S&P index was that it was underweighted relative to the index in finance, one of the best-performing areas. I think the fund tended to outperform its mutual fund peers because it had fewer technology holdings than most of its competitors, and technology companies were especially hard-hit late in 1997.
Q. WHAT WERE THE MOST IMPORTANT FACTORS INFLUENCING PERFORMANCE?
A. The largest factor was a very good market, spurred by a strong economy and low inflation. Another important trend was consolidation. Leggett & Platt, the fund's second-largest holding at the end of the period, was a good example. The company manufactures components for furniture and store fixtures. It is well managed and generates a lot of cash flow that it used to acquire many smaller companies to increase its profitability. On a larger scale, the pharmaceutical and health care industries have experienced significant merger-and-acquisition activity. Two drug distributors, McKesson, the fund's largest holding, and Cardinal Health have benefited from acquiring other companies, taking advantage of increased operational efficiencies and generating increased profits. They also were able to service customers such as drug retailers much more efficiently.
Q. FINANCE WAS THE LARGEST AREA OF EMPHASIS AT THE END OF THE PERIOD, AT 14.1% OF PORTFOLIO ASSETS, EVEN THOUGH YOU INDICATED THE FUND WAS UNDERWEIGHTED THERE RELATIVE TO MARKET BENCHMARKS. WHAT WAS YOUR STRATEGY?
A. One of the things I did wrong during the period was not to own more financial stocks. My thinking at the beginning of the period was that it was pretty late in the economic cycle, so I didn't want to rely too much on good credit trends continuing to keep the risks of lending low. In addition, stock valuations were at all-time highs for the sector. So, business was as good as it gets and valuations were as high as they get. That is usually a pretty risky combination. However, the economy remained strong; there were no problems with credit; and business consolidation continued and even accelerated. I continue to be cautious on finance for the same reasons as six months ago. When investing in finance stocks, I try not to rely solely on takeovers. If I own an individual finance company, I am counting on its strong fundamentals to cause the stock to rise. I don't count on it being bought out.
Q. WHAT HAS BEEN YOUR STRATEGY FOR INVESTING IN TECHNOLOGY COMPANIES? EVEN THOUGH YOU OWN FEWER TECHNOLOGY STOCKS THAN MANY COMPETITORS, THESE COMPANIES STILL COMPRISED 10.4% OF PORTFOLIO INVESTMENTS ON MAY 31, 1998.
A. Within technology, I concentrated on companies with a service component - companies that could rely on regularly recurring revenues rather than on product sales. Three examples were Keane, Compuware and America Online. The entire technology group suffered a price correction at the end of 1997 because of the feared impact of the Asian financial crisis. As a result, I narrowed my search for fundamentally sound companies with attractive stock valuations. An example was Linear Technology, a semiconductor company .
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Several stocks hurt performance, including two semiconductor equipment companies - Lam Research and Novellus. The Asian financial crisis hurt them because of their dependence on sales in Asia.
Q. WHAT IS YOUR OUTLOOK?
A. I am optimistic. Even after the strong performance of the past year, mid-cap stocks still are attractively priced. A study by Prudential Securities shows that the price of mid-cap stocks is at a 20-year low when compared to large-cap stocks on several valuation levels. At the same time, the earnings-growth patterns of mid-cap stocks are strong. With more than 3,000 companies to look at, I believe I can continue to find good investment opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KATHERINE COLLINS ON ISSUES TO
CONSIDER IN EVALUATING
CORPORATE MERGERS IN AN ERA
OF CONSOLIDATION:
"RIGHT NOW, WE ARE SEEING
SUBSTANTIAL CONSOLIDATION ACTIVITY
ACROSS MANY INDUSTRIES. WHILE THE
FUND IS INVESTED IN QUITE A FEW OF
THESE COMPANIES, I AM NOT BUYING
EVERY DEAL. WHILE MANY DEALS MAKE
SENSE ON PAPER, IT IS UNDERSTANDING
THE BUSINESSES BEHIND THOSE
NUMBERS THAT PROVIDES VALUABLE
INSIGHT.
"THE KEY FACTOR GOES BACK TO OUR
STRENGTH AT FIDELITY, WHICH IS
RESEARCH. WE HAVE AN ENORMOUS
ADVANTAGE BECAUSE WE OFTEN KNOW
BOTH COMPANIES BEFORE THE MERGER
ANNOUNCEMENT, ENABLING US TO SPOT
RISKS OR OPPORTUNITIES. FOR
EXAMPLE, THE COMPANIES MAY HAVE
BEEN ARCHRIVALS, WHICH COULD LEAD
TO CULTURAL ISSUES. PERHAPS THEIR
SALES FORCES ARE STRUCTURED
DIFFERENTLY, OR ONE PRODUCT LINE MAY
BE MORE TECHNICAL; THIS COULD MAKE
CROSS SELLING DIFFICULT. ON THE OTHER
HAND, MAYBE THE COMPANIES HAVE
MANUFACTURING CAPACITY THAT COULD
BE MORE EFFICIENTLY USED, OR ONE
COMPANY IS STRONGER IN A CERTAIN
REGION; THESE COULD LEAD TO
SIGNIFICANT COST SAVINGS OR SALES
ENHANCEMENTS.
"BY UNDERSTANDING THE BUSINESSES,
WE ARE ABLE TO MORE INDEPENDENTLY
ASSESS THE `PARTY LINE' AFTER THE
ANNOUNCEMENT. OUR ANALYSTS ARE
ABLE TO DISCUSS THE CUSTOMERS,
PRODUCTS AND MARKETS OF THE
COMPANIES, HELPING TO DETERMINE
WHETHER THE FINANCIAL GOALS ARE
REASONABLE, AGGRESSIVE OR
CONSERVATIVE. WHILE TWO DEALS MAY
LOOK SIMILAR, WE MAY FIND VERY
DIFFERENT RISKS BASED ON THEIR
CONTRASTING COST AND SALES
ASSUMPTIONS. THIS DIFFERENTIATION
IS THE MAIN DETERMINANT OF WHERE I
DECIDE TO INVEST."
FUND FACTS
GOAL: LONG-TERM GROWTH OF
CAPITAL BY INVESTING MAINLY IN
EQUITY SECURITIES OF COMPANIES
WITH MEDIUM-SIZED MARKET
CAPITALIZATIONS
START DATE: FEBRUARY 20, 1996
SIZE: AS OF MAY 31, 1998,
MORE THAN $504 MILLION
MANAGER: KATHERINE COLLINS,
SINCE 1997; JOINED FIDELITY
IN 1990
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                    % OF FUND'S   % OF FUND'S INVESTMENTS
                                    INVESTMENTS   IN THESE STOCKS
                                                  6 MONTHS AGO

MCKESSON CORP.                      2.7           1.9

LEGGETT & PLATT, INC.               1.5           1.8

OMNICOM GROUP, INC.                 1.4           1.6

SAFEWAY, INC.                       1.3           0.4

TJX COMPANIES, INC.                 1.3           1.0

MEDTRONIC, INC.                     1.3           0.7

KEANE, INC.                         1.2           1.1

CVS CORP.                           1.2           1.0

CLEAR CHANNEL COMMUNICATIONS, INC.  1.1           0.3

U.S.BANCORP                         1.1           1.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             14.1          9.5

MEDIA & LEISURE     12.6          11.0

RETAIL & WHOLESALE  11.7          11.5

TECHNOLOGY          10.4          12.9

HEALTH              9.7           9.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 97.5
ROW: 1, COL: 2, VALUE: 2.5
STOCKS 95.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 1.5%
STOCKS 97.5%
SHORT-TERM
INVESTMENTS 2.5%
FOREIGN
INVESTMENTS 1.5%
ROW: 1, COL: 1, VALUE: 95.8
ROW: 1, COL: 2, VALUE: 4.2
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.5%
 PRINCIPAL
 AMOUNT
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 1.4%
AAR Corp.   44,900 $ 1,187,044
Alliant Techsystems, Inc. (a)  26,400  1,702,800
Gulfstream Aerospace Corp. (a)  60,400  2,567,000
Harsco Corp.   40,600  1,771,175
  7,228,019
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  20,900  1,210,894
Raytheon Co. Class A  17,800  948,963
  2,159,857
SHIP BUILDING & REPAIR - 0.3%
Avondale Industries, Inc. (a)  50,400  1,417,500
TOTAL AEROSPACE & DEFENSE   10,805,376
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 2.8%
Cytec Industries, Inc. (a)  37,400  1,832,600
Hanna (M.A.) Co.   79,200  1,588,950
IMC Global, Inc.   26,400  858,000
Ivex Packaging Corp.   117,700  2,729,169
MacDermid, Inc.   41,300  1,693,300
Sealed Air Corp. (a)  54,200  2,899,700
Spartech Corp.   74,400  1,664,700
Valspar Corp.   21,600  872,100
  14,138,519
IRON & STEEL - 0.2%
Steel Dynamics, Inc. (a)  39,600  767,250
PACKAGING & CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  103,700  4,660,019
Silgan Holdings, Inc. (a)  96,500  3,208,625
  7,868,644
PAPER & FOREST PRODUCTS - 0.4%
Champion International Corp.   9,300  446,400
Georgia-Pacific Corp.   9,400  603,363
Jefferson Smurfit Corp.   35,800  660,063
Stone Container Corp.   28,700  509,425
  2,219,251
TOTAL BASIC INDUSTRIES   24,993,664
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
CONSTRUCTION & REAL ESTATE - 5.2%
BUILDING MATERIALS - 2.7%
Armstrong World Industries, Inc.   46,400 $ 3,903,400
Carlisle Companies, Inc.   30,000  1,451,250
Chart Industries, Inc.   1,700  39,100
Dayton Superior Corp. Class A (a)  43,900  790,200
Elcor Corp.   111,100  2,944,150
Lone Star Industries, Inc.   29,300  2,202,994
Mark IV Industries, Inc.   49,600  1,091,200
Medusa Corp.   21,500  1,238,938
York International Corp.   1,500  75,000
  13,736,232
CONSTRUCTION - 1.5%
Centex Corp.   26,100  933,075
Jacobs Engineering Group, Inc. (a)  54,800  1,760,450
Lennar Corp.   38,403  1,017,680
Oakwood Homes Corp.   87,400  2,376,188
Toll Brothers, Inc. (a)  20,500  527,875
Walter Industries, Inc. (a)  38,700  740,138
  7,355,406
REAL ESTATE - 0.1%
LNR Property Corp.   27,200  703,800
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Alexandria Real Estate Equities, Inc.   13,800  437,288
Bedford Property Investors, Inc.   14,600  281,050
Brandywine Realty Trust   24,800  575,050
Duke Realty Investors, Inc.   29,700  671,963
Home Properties of New York, Inc.   8,900  238,075
Kimco Realty Corp.   11,100  432,206
SL Green Realty Corp.  22,600  512,738
Tanger Factory Outlet Centers, Inc.   35,000  1,087,160
  4,235,530
TOTAL CONSTRUCTION & REAL ESTATE   26,030,968
DURABLES - 6.5%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Danaher Corp.   25,600  1,851,200
Pep Boys-Manny, Moe & Jack  29,800  663,050
  2,514,250
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Black & Decker Corp.   31,300 $ 1,827,138
HOME FURNISHINGS - 3.4%
Bassett Furniture Industries, Inc.   42,500  1,296,250
Ethan Allen Interiors, Inc.   23,400  1,177,313
Furniture Brands International, Inc. (a)  55,600  1,640,200
Haverty Furniture Companies, Inc.   31,800  707,550
Knoll, Inc.   77,800  2,455,563
Leggett & Platt, Inc.   147,900  7,431,975
Miller (Herman), Inc.   35,300  977,369
Steelcase, Inc. Class A  38,700  1,153,744
  16,839,964
TEXTILES & APPAREL - 2.2%
Culp, Inc.   47,500  831,250
Kellwood Co.   58,500  1,934,156
Mohawk Industries, Inc. (a)  97,050  2,947,894
Shaw Industries, Inc.   55,700  891,200
Unifi, Inc.   87,800  3,418,713
Westpoint Stevens, Inc. Class A (a)  39,400  1,290,350
  11,313,563
TOTAL DURABLES   32,494,915
ENERGY - 2.5%
ENERGY SERVICES - 0.3%
R&B Falcon Corp. (a)  52,590  1,508,676
OIL & GAS - 2.2%
Burlington Resources, Inc.   14,200  598,175
Cabot Oil & Gas Corp. Class A  8,300  168,075
Cooper Cameron Corp. (a)  13,600  809,200
EVI Weatherford, Inc. (a)  22,200  1,122,488
Enron Oil & Gas Co.   41,800  849,063
Nuevo Energy Corp. (a)  33,600  1,092,000
Ocean Energy, Inc. (a)  70,098  1,406,341
Renaissance Energy Ltd. (a)  30,900  542,942
Tosco Corp.   81,200  2,578,100
Valero Energy Corp.   66,800  2,179,350
  11,345,734
TOTAL ENERGY   12,854,410
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
FINANCE - 14.1%
BANKS - 7.6%
AmSouth Bancorporation  58,950 $ 2,265,891
Banc One Corp.   31,110  1,714,939
Comerica, Inc.   76,550  5,033,163
Compass Bancshares, Inc.   27,000  1,281,656
Crestar Financial Corp.   30,900  1,774,819
Marshall & Ilsley Corp.   32,400  1,749,600
National City Corp.   19,900  1,348,225
North Fork Bancorp., Inc.   212,441  5,111,850
Providian Financial Corp.   18,300  1,164,338
Southwest Bancorporation, Inc.   36,300  1,429,313
Star Banc Corp.   25,100  1,531,100
Sterling Bancshares, Inc.   11,100  189,394
Texas Regional Bancshares, Inc. Class A  42,600  1,363,200
U.S. Bancorp   138,330  5,412,161
Wells Fargo & Co.   7,800  2,819,700
Westamerica Bancorporation  49,900  1,540,663
Zions Bancorp  49,300  2,514,300
  38,244,312
CREDIT & OTHER FINANCE - 1.5%
Associates First Capital Corp.   53,600  4,009,950
Heller Financial, Inc. Class A  16,000  446,000
Household International, Inc.   21,000  2,841,563
  7,297,513
INSURANCE - 4.6%
AFLAC, Inc.   51,900  3,318,356
Allmerica Financial Corp.   46,600  2,921,238
AMBAC, Inc.   25,100  1,372,656
Capital Re Corp.   7,900  588,550
Chubb Corp. (The)  9,300  739,931
HCC Insurance Holdings Inc.   43,200  923,400
Hartford Life, Inc. Class A  20,600  1,060,900
Life RE Corp.   7,800  574,275
MBIA, Inc.   21,300  1,588,181
Nationwide Financial Services, Inc. Class A  17,400  755,813
Paula Financial   40,100  842,100
Progressive Corp.   12,100  1,668,288
Protective Life Corp.   28,400  1,022,400
Provident Companies, Inc.   17,300  637,938
Reliastar Financial Corp.   41,400  1,790,550
SunAmerica, Inc.   18,500  899,563
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
FINANCE - CONTINUED
INSURANCE - CONTINUED
Travelers Property Casualty Corp. Class A  17,800 $ 739,813
UNUM Corp.   27,850  1,547,416
  22,991,368
SAVINGS & LOANS - 0.4%
Richmond County Financial Corp.   28,000  532,000
TCF Financial Corp.   15,800  514,488
Webster Financial Corp.   33,400  1,127,250
  2,173,738
TOTAL FINANCE   70,706,931
HEALTH - 9.7%
DRUGS & PHARMACEUTICALS - 0.5%
Cytyc Corp. (a)  43,100  721,925
Rexall Sundown, Inc. (a)  60,100  2,013,350
  2,735,275
MEDICAL EQUIPMENT & SUPPLIES - 6.7%
Bard (C.R.), Inc.   47,400  1,644,188
Cardinal Health, Inc.   34,400  3,065,900
Cyberonics Inc. (a)  20,300  230,913
Guidant Corp.   61,700  3,975,794
InControl, Inc. (a)  81,300  289,631
McKesson Corp.   171,000  13,359,375
Medtronic, Inc.   113,000  6,285,625
Sofamor/Danek Group, Inc. (a)  14,400  1,197,000
Steris Corp.   6,400  400,000
Sybron International Corp. (a)  116,400  2,786,325
Young Innovations, Inc.   32,700  515,025
  33,749,776
MEDICAL FACILITIES MANAGEMENT - 2.5%
Foundation Health Systems, Inc. Class A 35,200 1,071,400 HEALTHSOUTH Corp. (a) 143,400 4,068,975
Health Management Associates, Inc. Class A (a)  154,850  4,616,466
Hooper Holmes, Inc.   7,800  181,350
Humana, Inc.   4,300  133,568
Tenet Healthcare Corp. (a)  62,800  2,198,000
  12,269,759
TOTAL HEALTH   48,754,810
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
HOLDING COMPANIES - 0.5%
Triarc Companies, Inc. Class A (a)  96,200 $ 2,344,875
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 0.6%
Loral Space & Communications Ltd. (a)  63,800  1,618,925
VWR Corp. (a)  43,100  1,228,350
  2,847,275
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
Cooper Industries, Inc.   34,200  2,201,625
Gorman Rupp Co.   36,400  696,150
Kaydon Corp.   30,300  1,194,956
Kuhlman Corp.   51,500  2,175,875
PRI Automation, Inc.   43,200  876,150
Stanley Works  91,700  4,355,750
Tyco International Ltd.   39,202  2,170,811
  13,671,317
POLLUTION CONTROL - 1.8%
American Disposal Services, Inc. (a)  50,700  1,985,222
Eastern Environmental Services, Inc. (a)  81,400  2,319,900
USA Waste Services, Inc. (a)  100,785  4,755,792
  9,060,914
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   25,579,506
MEDIA & LEISURE - 12.6%
BROADCASTING - 4.5%
CBS Corp.   51,300  1,628,775
Chum Ltd. Class B  15,600  604,962
Clear Channel Communications, Inc. (a)  57,700  5,531,988
Cox Communications, Inc. Class A (a)  48,400  2,114,475
Jacor Communications, Inc. Class A (a)  57,300  3,029,738
PanAmSat Corp. (a)  27,900  1,524,038
RCN Corp.   29,400  632,100
Tele-Communications, Inc. (TCI Ventures Group),
Series A,  46,000  800,688
USA Networks, Inc. (a)  141,300  3,461,850
Westwood One, Inc. (a)  108,300  2,897,025
  22,225,639
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 2.1%
Carnival Cruise Lines, Inc. Class A  25,900 $ 1,754,725
Cinar Films, Inc. Class B (sub-vtg.) (a)  77,800  1,521,878
Disney (Walt) Co.   8,600  972,875
Pixar (a)  34,800  1,487,700
Premier Parks, Inc. (a)  91,500  4,860,938
  10,598,116
LEISURE DURABLES & TOYS - 1.8%
Harley-Davidson, Inc.   133,200  4,761,900
Mattel, Inc.   112,000  4,242,000
  9,003,900
LODGING & GAMING - 0.6%
Promus Hotel Corp. (a)  72,000  3,114,000
PUBLISHING - 2.2%
Applied Graphics Technologies, Inc. (a)  47,100  2,272,575
Harte Hanks Communications, Inc.   38,800  877,850
Meredith Corp.   58,100  2,309,475
Times Mirror Co. Class A  26,300  1,683,200
Tribune Co.   25,000  1,671,875
U S WEST Media Group (a)  62,100  2,301,581
  11,116,556
RESTAURANTS - 1.4%
CKE Restaurants, Inc.   77,910  2,473,643
Cracker Barrel Old Country Store, Inc.   16,100  519,225
Papa John's International, Inc. (a)  36,400  1,515,150
Starbucks Corp. (a)  53,900  2,587,200
  7,095,218
TOTAL MEDIA & LEISURE   63,153,429
NONDURABLES - 5.7%
AGRICULTURE - 0.8%
Delta & Pine Land Co.   59,800  2,560,188
Michael Foods, Inc.   32,600  908,725
Northland Cranberries, Inc. Class A  41,500  656,219
  4,125,132
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
NONDURABLES - CONTINUED
BEVERAGES - 0.7%
Coca-Cola Bottling Co. Consolidated  8,000 $ 498,500
Coca-Cola Enterprises, Inc.   36,800  1,382,300
Coors (Adolph) Co. Class B  37,200  1,395,000
  3,275,800
FOODS - 1.8%
Ben & Jerry's Homemade, Inc. Class A (a)  25,600  502,400
Dean Foods Co.   68,700  3,383,475
Flowers Industries, Inc.   60,800  1,254,000
Interstate Bakeries Corp.   40,000  1,290,000
Pilgrims Pride Corp.   19,100  327,088
Suiza Foods Corp. (a)  24,700  1,443,406
Wrigley (Wm.) Jr. Co.   10,200  981,750
  9,182,119
HOUSEHOLD PRODUCTS - 2.1%
Alberto-Culver Co. Class A  163,600  4,417,200
Brady (W.H.) Co. Class A  90,000  2,610,000
Church & Dwight Co., Inc.   60,900  1,846,031
International Flavors & Fragrances, Inc.   14,400  691,200
Revlon, Inc. Class A (a)  17,700  936,994
  10,501,425
TOBACCO - 0.3%
RJR Nabisco Holdings Corp.   47,700  1,344,544
TOTAL NONDURABLES   28,429,020
RETAIL & WHOLESALE - 11.7%
APPAREL STORES - 2.5%
Abercrombie & Fitch Co.   9,700  409,825
Bon-Ton Stores, Inc. (The)  72,000  1,224,000
Payless ShoeSource, Inc. (a)  8,900  623,556
Stage Stores, Inc. (a)  91,300  4,256,863
TJX Companies, Inc.   135,000  6,311,250
  12,825,494
DRUG STORES - 1.5%
CVS Corp.   84,069  5,900,593
Walgreen Co.   45,400  1,597,513
  7,498,106
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 3.5%
Consolidated Stores Corp. (a)  138,326 $ 5,282,324
Dollar Tree Stores (a)  72,850  3,769,988
Meyer (Fred), Inc.   52,900  2,274,700
Michaels Stores, Inc. (a)  68,800  2,059,700
Proffitts, Inc. (a)  107,500  4,219,375
  17,606,087
GROCERY STORES - 2.4%
Dominick's Supermarkets, Inc. (a)  20,200  871,125
Great Atlantic & Pacific Tea Co., Inc.   21,600  691,200
Hannaford Brothers Co.   42,800  1,891,225
Safeway, Inc. (a)  176,700  6,438,506
U.S. Foodservice, Inc. (a)  59,360  1,966,300
  11,858,356
RETAIL & WHOLESALE, MISCELLANEOUS - 1.8%
Action Performance Companies, Inc. (a)  52,200  1,451,813
Brylane, Inc. (a)  44,300  2,104,250
Fingerhut Companies, Inc.   47,900  1,404,069
Tandy Corp.   52,200  2,309,850
Zale Corp. (a)  51,100  1,580,906
  8,850,888
TOTAL RETAIL & WHOLESALE   58,638,931
SERVICES - 4.0%
ADVERTISING - 1.5%
Interpublic Group of Companies, Inc.   10,300  610,919
Omnicom Group, Inc.   148,900  6,970,381
  7,581,300
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   27,300  1,228,500
Schawk, Inc. Class A  39,300  589,500
  1,818,000
SERVICES - 2.1%
AccuStaff, Inc. (a)  69,900  2,302,331
Administaff, Inc. (a)  18,100  742,100
Borg Warner Security Corp. (a)  99,800  2,201,838
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
SERVICES - CONTINUED
SERVICES - CONTINUED
Interim Services, Inc.   12,900 $ 374,906
Medaphis Corp. (a)  6,400  48,000
Medpartners, Inc. (a)  81,000  723,938
Pittston Co. (Brinks Group)  47,100  1,822,181
Service Corp. International  57,400  2,346,225
  10,561,519
TOTAL SERVICES   19,960,819
TECHNOLOGY - 10.4%
COMMUNICATIONS EQUIPMENT - 0.8%
Ascend Communications, Inc.   8,000  345,500
Aspect Telecommunications Corp. (a)  50,500  1,303,531
DSC Communications Corp. (a)  32,300  552,128
Dialogic Corp. (a)  53,800  1,775,400
  3,976,559
COMPUTER SERVICES & SOFTWARE - 7.1%
America Online, Inc. (a)  51,300  4,273,931
BMC Software, Inc. (a)  38,200  1,759,588
CSG Systems International, Inc. (a)  29,000  1,238,844
Cadence Design Systems, Inc.   17,800  627,450
Ciber, Inc. (a)  60,200  1,930,163
Computer Learning Centers, Inc. (a)  84,100  1,440,213
Compuware Corp. (a)  74,700  3,431,531
E Trade Group, Inc. (a)  53,600  1,159,100
HBO & Co.   51,600  2,978,288
Keane, Inc. (a)  134,700  6,044,663
Paychex, Inc.   14,400  518,400
PeopleSoft, Inc.   8,100  353,869
Saville Systems Ireland PLC sponsored ADR (a) 15,100 603,056 Siebel Systems, Inc. (a) 92,078 2,094,775
Symantec Corp. (a)  134,900  3,220,738
Synopsys, Inc. (a)  68,700  2,949,806
Technology Solutions, Inc. (a)  26,700  806,006
  35,430,421
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Comverse Technology, Inc. (a)  21,890 $ 1,093,816
Hutchinson Technology, Inc.   24,000  600,000
Ingram Micro, Inc. Class A  11,800  519,938
Quantum Corp. (a)  24,100  527,188
Sequent Computer Systems, Inc. (a)  51,100  846,344
  3,587,286
ELECTRONIC INSTRUMENTS - 1.0%
Lam Research Corp. (a)  23,916  569,500
Novellus Systems, Inc. (a)  24,600  930,188
Thermoquest Corp. (a)  90,500  1,357,500
Waters Corp. (a)  40,000  2,330,000
  5,187,188
ELECTRONICS - 0.6%
Linear Technology Corp.   41,100  2,874,431
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   31,100  1,261,494
TOTAL TECHNOLOGY   52,317,379
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Virgin Express Holdings PLC sponsored ADR  36,900  636,525
UTILITIES - 2.3%
CELLULAR - 0.1%
SkyTel Communications, Inc.   18,600  420,825
ELECTRIC UTILITY - 1.0%
Duke Energy Corp.   31,500  1,815,188
Entergy Corp.   17,200  452,575
IPALCO Enterprises, Inc.   34,600  1,457,525
LG&E Energy Corp.   17,200  456,875
PG&E Corp.   30,000  945,000
  5,127,163
GAS - 0.2%
Enron Corp.   15,700  786,963
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.0%
Comsat Corp., Series 1  20,600 $ 718,425
EXCEL Communications, Inc. (a)  35,200  774,400
LCI International, Inc. (a)  20,800  778,700
U.S. LEC Corp. Class A  12,300  281,363
WorldCom, Inc. (a)  56,700  2,579,850
  5,132,738
TOTAL UTILITIES   11,467,689
TOTAL COMMON STOCKS
(Cost $428,725,195)   489,169,247
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.5441%, dated
5/29/98 due 6/1/98 $ 12,412,732  12,407,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $441,132,195)  $ 501,576,247
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $441,164,643. Net unrealized appreciation aggregated $60,411,604, of which $76,083,787 related to appreciated investment securities and $15,672,183 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                               MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 501,576,247
AGREEMENTS OF $12,407,000) (COST $441,132,195) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      385,167

RECEIVABLE FOR INVESTMENTS SOLD                                           9,788,144

RECEIVABLE FOR FUND SHARES SOLD                                           1,091,274

DIVIDENDS RECEIVABLE                                                      256,472

PREPAID EXPENSES                                                          5,790

 TOTAL ASSETS                                                             513,103,094

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,463,914

PAYABLE FOR FUND SHARES REDEEMED                             771,114

ACCRUED MANAGEMENT FEE                                       252,124

DISTRIBUTION FEES PAYABLE                                    229,838

OTHER PAYABLES AND ACCRUED EXPENSES                          157,209

 TOTAL LIABILITIES                                                        8,874,199

NET ASSETS                                                               $ 504,228,895

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 416,320,459

ACCUMULATED NET INVESTMENT (LOSS)                                         (1,566,886)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     29,031,291
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 60,444,031
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 504,228,895


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.08
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,579,978 (DIVIDED BY) 609,453 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.08)         $14.94

CLASS T:                                                       $14.14
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($373,415,956 (DIVIDED BY) 26,412,869 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.14)         $14.65

CLASS B:                                                       $14.00
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($77,318,765 (DIVIDED BY) 5,523,835 SHARES) A

CLASS C:                                                       $14.06
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($6,696,768 (DIVIDED BY) 476,224 SHARES) A

INSTITUTIONAL CLASS:                                           $14.16
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,217,428 (DIVIDED BY) 2,698,613 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 1,337,458
DIVIDENDS

INTEREST                                                                468,389

 TOTAL INCOME                                                           1,805,847

EXPENSES

MANAGEMENT FEE                                            $ 1,388,820

TRANSFER AGENT FEES                                        519,418

DISTRIBUTION FEES                                          1,262,341

ACCOUNTING FEES AND EXPENSES                               142,251

NON-INTERESTED TRUSTEES' COMPENSATION                      846

CUSTODIAN FEES AND EXPENSES                                19,197

REGISTRATION FEES                                          83,212

AUDIT                                                      17,821

LEGAL                                                      1,235

MISCELLANEOUS                                              8,079

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,443,220

 EXPENSE REDUCTIONS                                        (70,487)     3,372,733

NET INVESTMENT INCOME (LOSS)                                            (1,566,886)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     29,876,941

 FOREIGN CURRENCY TRANSACTIONS                             446          29,877,387

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     22,616,478

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (21)         22,616,457

NET GAIN (LOSS)                                                         52,493,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 50,926,958
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        MAY 31, 1998      NOVEMBER 30,
                                                        (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (1,566,886)     $ (1,867,851)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                29,877,387        55,118,706

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    22,616,457        22,620,104

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         50,926,958        75,870,959
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS    (43,421,963)      (3,481,786)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             75,765,576        123,963,444

  TOTAL INCREASE (DECREASE) IN NET ASSETS                83,270,571        196,352,617

NET ASSETS

 BEGINNING OF PERIOD                                     420,958,324       224,605,707

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 504,228,895     $ 420,958,324
 LOSS OF $1,566,886 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED       YEARS ENDED
                                                   MAY 31, 1998           NOVEMBER 30,

                                                  (UNAUDITED)         1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.04            $ 11.70       $ 10.74

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.04)             (.09)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53              2.64          .97

 TOTAL FROM INVESTMENT OPERATIONS                   1.49              2.55          .96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.45)            (.21)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.08            $ 14.04       $ 11.70

TOTAL RETURN B, C                                   12.02%            22.24%        8.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 8,580            $ 4,670       $ 1,239

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.43% A           1.62% F       1.56% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.40% A, G        1.58% G       1.56% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.61)% A          (.71)%        (.33)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE H                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                   SIX MONTHS ENDED       YEARS ENDED
                                                   MAY 31, 1998           NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.09            $ 11.70       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.04)             (.07)         (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53              2.64          1.73

 TOTAL FROM INVESTMENT OPERATIONS                   1.49              2.57          1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.44)            (.18)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.14            $ 14.09       $ 11.70

TOTAL RETURN B, C                                   11.96%            22.35%        17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 373,416          $ 326,642     $ 187,040

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.44% A           1.48%         1.60% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.41% A, F        1.44% F       1.60% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.63)% A          (.53)%        (.37)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE G                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                  (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.94           $ 11.61       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.08)            (.14)         (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53             2.62          1.71

 TOTAL FROM INVESTMENT OPERATIONS                   1.45             2.48          1.61

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.39)           (.15)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.00           $ 13.94       $ 11.61

TOTAL RETURN B, C                                   11.73%           21.67%        16.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 77,319          $ 58,758      $ 32,727

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.97% A          2.03%         2.38% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.94% A, F       1.98% F       2.37% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (1.16)% A        (1.08)%       (1.14)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A           208%          101% A

AVERAGE COMMISSION RATE G                          $ .0441           $ .0401       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 14.08            $ 14.16

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.11)             (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.53              (.07) I

 TOTAL FROM INVESTMENT OPERATIONS                                   1.42              (.08)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (1.44)            -

NET ASSET VALUE, END OF PERIOD                                     $ 14.06            $ 14.08

TOTAL RETURN B, C                                                   11.41%            (.56)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 6,697            $ 345

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.48% A, F        2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.44% A, G        2.40% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.64)% A         (1.07)% A

PORTFOLIO TURNOVER                                                  132% A            208%

AVERAGE COMMISSION RATE H                                          $ .0441            $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.12            $ 11.70       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.01)             .01           (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.54              2.63          1.72

 TOTAL FROM INVESTMENT OPERATIONS                   1.53              2.64          1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.49)            (.22)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.16            $ 14.12       $ 11.70

TOTAL RETURN B, C                                   12.29%            23.04%        17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 38,217           $ 30,542      $ 3,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS             .91% A            .91%          1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       .88% A, G         .84% G        1.50% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.10)% A          .08%          (.27)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE H                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $328,962,610 and $294,924,063, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A
          .25%

CLASS T
          .50%

CLASS B
          1.00% *

CLASS C
          1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 8,369      $ -

CLASS T    895,027      51,397

CLASS B    342,534      256,901

CLASS C    16,411       16,411

          $ 1,262,341  $ 324,709

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $
          3,723

CLASS T
          49,266

CLASS B
          20,831

CLASS C
          7,583

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 57,759   $ 17,077

CLASS T    263,899    97,393

CLASS B    43,494     43,494 *

CLASS C    312        312 *

          $ 365,464  $ 158,276

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 9,398    .29 *

CLASS T                 397,091   .23 *

CLASS B                 80,654    .24 *

CLASS C                 4,601     .29 *

INSTITUTIONAL CLASS     27,674    .17 *

                       $ 519,418

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $53,296 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   2.50%        $ 4,952

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class C. For the period, the reimbursement reduced these expenses by $362.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $64,372 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $801 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                        SIX MONTHS ENDED  YEAR ENDED

                        MAY 31,           NOVEMBER 30,

                        1998              1997

FROM NET REALIZED GAIN

CLASS A                 $ 509,819         $ 23,887

CLASS T                  33,726,413        2,939,982

CLASS B                  5,942,258         441,965

CLASS C                  66,029            -

INSTITUTIONAL CLASS      3,177,444         75,952

TOTAL                   $ 43,421,963      $ 3,481,786

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,   MAY 31,            NOVEMBER 30,

                                1998               1997 A         1998               1997 A



CLASS A                          284,756            303,139       $ 3,929,132        $ 3,978,873
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    38,760             2,096          480,755            23,555

SHARES REDEEMED                  (46,751)           (78,508)       (647,748)          (1,033,803)

NET INCREASE (DECREASE)          276,765            226,727       $ 3,762,139        $ 2,968,625

CLASS T                          6,490,412          18,242,441    $ 90,080,864       $ 227,562,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,565,640          246,910        31,976,033         2,785,068

SHARES REDEEMED                  (5,832,822)        (11,288,106)   (81,129,759)       (142,250,679)

NET INCREASE (DECREASE)          3,223,230          7,201,245     $ 40,927,138       $ 88,097,142

CLASS B                          1,212,574          1,907,677     $ 16,703,536       $ 24,432,331
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    425,511            37,955         5,260,655          425,863

SHARES REDEEMED                  (328,637)          (549,081)      (4,420,773)        (6,719,610)

NET INCREASE (DECREASE)          1,309,448          1,396,551     $ 17,543,418       $ 18,138,584

CLASS C                          452,174            24,521        $ 6,256,044        $ 343,450
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,909              -              61,138             -

SHARES REDEEMED                  (5,380)            -              (75,505)           -

NET INCREASE (DECREASE)          451,703            24,521        $ 6,241,677        $ 343,450

INSTITUTIONAL CLASS              1,086,779          7,539,683     $ 15,166,701       $ 88,091,401
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    239,320            5,512          2,980,284          62,017

SHARES REDEEMED                  (790,335)          (5,689,999)    (10,855,781)       (73,737,775)

NET INCREASE (DECREASE)          535,764            1,855,196     $ 7,291,204        $ 14,415,643


E SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,811

CLASS T                39,095

CLASS B                11,404

CLASS C                14,588

INSTITUTIONAL CLASS    9,314

                      $ 83,212




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MID CAP
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 31  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MID CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998      PAST 6  PAST 1  LIFE OF
                                MONTHS  YEAR    FUND

FIDELITY ADV MID CAP - INST CL  12.29%  30.07%  61.66%

S&P MIDCAP 400                  12.14%  29.91%  64.22%

MID-CAP FUNDS AVERAGE           8.95%   23.16%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998      PAST 1  LIFE OF
                                YEAR    FUND

FIDELITY ADV MID CAP - INST CL  30.07%  23.48%

S&P MIDCAP 400                  29.91%  24.34%

MID-CAP FUNDS AVERAGE           23.16%  N/A

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if
Institutional Class had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
             FA Mid Cap -CL I            S&P MidCap 400
             00533                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10122.33
  1996/03/31      10250.00                    10243.60
  1996/04/30      10750.00                    10556.44
  1996/05/31      11260.00                    10699.16
  1996/06/30      10770.00                    10538.56
  1996/07/31      10100.00                     9825.63
  1996/08/31      10780.00                    10392.28
  1996/09/30      11480.00                    10845.38
  1996/10/31      11180.00                    10876.94
  1996/11/30      11700.00                    11489.64
  1996/12/31      11571.96                    11502.39
  1997/01/31      11969.58                    11934.19
  1997/02/28      11755.48                    11836.09
  1997/03/31      11133.55                    11331.52
  1997/04/30      11449.61                    11625.34
  1997/05/31      12428.38                    12641.86
  1997/06/30      13101.29                    12996.97
  1997/07/31      14131.04                    14283.80
  1997/08/31      14110.65                    14266.52
  1997/09/30      14834.53                    15086.56
  1997/10/31      14161.63                    14430.14
  1997/11/30      14396.12                    14644.00
  1997/12/31      14818.42                    15212.33
  1998/01/31      14692.93                    14922.69
  1998/02/28      15925.91                    16159.03
  1998/03/31      16759.31                    16887.81
  1998/04/30      16702.22                    17196.01
  1998/05/29      16165.65                    16422.36
IMATRL PRASUN   SHR__CHT 19980531 19980608 082458 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $16,166 - a 61.66% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,422 - a 64.22% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the six months that ended May 31, 1998, the fund's Institutional Class shares had a total return of 12.29%, compared to a 12.14% return for the Standard & Poor's MidCap 400 Index and the 8.95% return of the mid-cap funds average, as monitored by Lipper Analytical Services. For the 12-month period that ended May 31, 1998, the fund's Institutional Class shares had a total return of 30.07%, while the Standard & Poor's MidCap 400 Index had a 29.91% increase and the Lipper average return was 23.16%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP OVER THE PAST SIX MONTHS WHILE FINISHING VERY CLOSE TO ITS BENCHMARK INDEX?
A. Obviously, it was a great period for the market and the fund did well. One reason the fund didn't do even better than the S&P index was that it was underweighted relative to the index in finance, one of the best-performing areas. I think the fund tended to outperform its mutual fund peers because it had fewer technology holdings than most of its competitors, and technology companies were especially hard-hit late in 1997.
Q. WHAT WERE THE MOST IMPORTANT FACTORS INFLUENCING PERFORMANCE?
A. The largest factor was a very good market, spurred by a strong economy and low inflation. Another important trend was consolidation. Leggett & Platt, the fund's second-largest holding at the end of the period, was a good example. The company manufactures components for furniture and store fixtures. It is well managed and generates a lot of cash flow that it used to acquire many smaller companies to increase its profitability. On a larger scale, the pharmaceutical and health care industries have experienced significant merger-and-acquisition activity. Two drug distributors, McKesson, the fund's largest holding, and Cardinal Health have benefited from acquiring other companies, taking advantage of increased operational efficiencies and generating increased profits. They also were able to service customers such as drug retailers much more efficiently.
Q. FINANCE WAS THE LARGEST AREA OF EMPHASIS AT THE END OF THE PERIOD, AT 14.1% OF PORTFOLIO ASSETS, EVEN THOUGH YOU INDICATED THE FUND WAS UNDERWEIGHTED THERE RELATIVE TO MARKET BENCHMARKS. WHAT WAS YOUR STRATEGY?
A. One of the things I did wrong during the period was not to own more financial stocks. My thinking at the beginning of the period was that it was pretty late in the economic cycle, so I didn't want to rely too much on good credit trends continuing to keep the risks of lending low. In addition, stock valuations were at all-time highs for the sector. So, business was as good as it gets and valuations were as high as they get. That is usually a pretty risky combination. However, the economy remained strong; there were no problems with credit; and business consolidation continued and even accelerated. I continue to be cautious on finance for the same reasons as six months ago. When investing in finance stocks, I try not to rely solely on takeovers. If I own an individual finance company, I am counting on its strong fundamentals to cause the stock to rise. I don't count on it being bought out.
Q. WHAT HAS BEEN YOUR STRATEGY FOR INVESTING IN TECHNOLOGY COMPANIES? EVEN THOUGH YOU OWN FEWER TECHNOLOGY STOCKS THAN MANY COMPETITORS, THESE COMPANIES STILL COMPRISED 10.4% OF PORTFOLIO INVESTMENTS ON MAY 31, 1998.
A. Within technology, I concentrated on companies with a service component - companies that could rely on regularly recurring revenues rather than on product sales. Three examples were Keane, Compuware and America Online. The entire technology group suffered a price correction at the end of 1997 because of the feared impact of the Asian financial crisis. As a result, I narrowed my search for fundamentally sound companies with attractive stock valuations. An example was Linear Technology, a semiconductor company .
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Several stocks hurt performance, including two semiconductor equipment companies - Lam Research and Novellus. The Asian financial crisis hurt them because of their dependence on sales in Asia.
Q. WHAT IS YOUR OUTLOOK?
A. I am optimistic. Even after the strong performance of the past year, mid-cap stocks still are attractively priced. A study by Prudential Securities shows that the price of mid-cap stocks is at a 20-year low when compared to large-cap stocks on several valuation levels. At the same time, the earnings-growth patterns of mid-cap stocks are strong. With more than 3,000 companies to look at, I believe I can continue to find good investment opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KATHERINE COLLINS ON ISSUES TO
CONSIDER IN EVALUATING
CORPORATE MERGERS IN AN ERA
OF CONSOLIDATION:
"RIGHT NOW, WE ARE SEEING
SUBSTANTIAL CONSOLIDATION ACTIVITY
ACROSS MANY INDUSTRIES. WHILE THE
FUND IS INVESTED IN QUITE A FEW OF
THESE COMPANIES, I AM NOT BUYING
EVERY DEAL. WHILE MANY DEALS MAKE
SENSE ON PAPER, IT IS UNDERSTANDING
THE BUSINESSES BEHIND THOSE
NUMBERS THAT PROVIDES VALUABLE
INSIGHT.
"THE KEY FACTOR GOES BACK TO OUR
STRENGTH AT FIDELITY, WHICH IS
RESEARCH. WE HAVE AN ENORMOUS
ADVANTAGE BECAUSE WE OFTEN KNOW
BOTH COMPANIES BEFORE THE MERGER
ANNOUNCEMENT, ENABLING US TO SPOT
RISKS OR OPPORTUNITIES. FOR
EXAMPLE, THE COMPANIES MAY HAVE
BEEN ARCHRIVALS, WHICH COULD LEAD
TO CULTURAL ISSUES. PERHAPS THEIR
SALES FORCES ARE STRUCTURED
DIFFERENTLY, OR ONE PRODUCT LINE MAY
BE MORE TECHNICAL; THIS COULD MAKE
CROSS SELLING DIFFICULT. ON THE OTHER
HAND, MAYBE THE COMPANIES HAVE
MANUFACTURING CAPACITY THAT COULD
BE MORE EFFICIENTLY USED, OR ONE
COMPANY IS STRONGER IN A CERTAIN
REGION; THESE COULD LEAD TO
SIGNIFICANT COST SAVINGS OR SALES
ENHANCEMENTS.
"BY UNDERSTANDING THE BUSINESSES,
WE ARE ABLE TO MORE INDEPENDENTLY
ASSESS THE `PARTY LINE' AFTER THE
ANNOUNCEMENT. OUR ANALYSTS ARE
ABLE TO DISCUSS THE CUSTOMERS,
PRODUCTS AND MARKETS OF THE
COMPANIES, HELPING TO DETERMINE
WHETHER THE FINANCIAL GOALS ARE
REASONABLE, AGGRESSIVE OR
CONSERVATIVE. WHILE TWO DEALS MAY
LOOK SIMILAR, WE MAY FIND VERY
DIFFERENT RISKS BASED ON THEIR
CONTRASTING COST AND SALES
ASSUMPTIONS. THIS DIFFERENTIATION
IS THE MAIN DETERMINANT OF WHERE I
DECIDE TO INVEST."
FUND FACTS
GOAL: LONG-TERM GROWTH OF
CAPITAL BY INVESTING MAINLY IN
EQUITY SECURITIES OF COMPANIES
WITH MEDIUM-SIZED MARKET
CAPITALIZATIONS
START DATE: FEBRUARY 20, 1996
SIZE: AS OF MAY 31, 1998,
MORE THAN $504 MILLION
MANAGER: KATHERINE COLLINS,
SINCE 1997; JOINED FIDELITY
IN 1990
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                    % OF FUND'S   % OF FUND'S INVESTMENTS
                                    INVESTMENTS   IN THESE STOCKS
                                                  6 MONTHS AGO

MCKESSON CORP.                      2.7           1.9

LEGGETT & PLATT, INC.               1.5           1.8

OMNICOM GROUP, INC.                 1.4           1.6

SAFEWAY, INC.                       1.3           0.4

TJX COMPANIES, INC.                 1.3           1.0

MEDTRONIC, INC.                     1.3           0.7

KEANE, INC.                         1.2           1.1

CVS CORP.                           1.2           1.0

CLEAR CHANNEL COMMUNICATIONS, INC.  1.1           0.3

U.S.BANCORP                         1.1           1.0

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             14.1          9.5

MEDIA & LEISURE     12.6          11.0

RETAIL & WHOLESALE  11.7          11.5

TECHNOLOGY          10.4          12.9

HEALTH              9.7           9.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 97.5
ROW: 1, COL: 2, VALUE: 2.5
STOCKS 95.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 1.5%
STOCKS 97.5%
SHORT-TERM
INVESTMENTS 2.5%
FOREIGN
INVESTMENTS 1.5%
ROW: 1, COL: 1, VALUE: 95.8
ROW: 1, COL: 2, VALUE: 4.2
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.5%
 PRINCIPAL
 AMOUNT
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 1.4%
AAR Corp.   44,900 $ 1,187,044
Alliant Techsystems, Inc. (a)  26,400  1,702,800
Gulfstream Aerospace Corp. (a)  60,400  2,567,000
Harsco Corp.   40,600  1,771,175
  7,228,019
DEFENSE ELECTRONICS - 0.4%
Litton Industries, Inc. (a)  20,900  1,210,894
Raytheon Co. Class A  17,800  948,963
  2,159,857
SHIP BUILDING & REPAIR - 0.3%
Avondale Industries, Inc. (a)  50,400  1,417,500
TOTAL AEROSPACE & DEFENSE   10,805,376
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 2.8%
Cytec Industries, Inc. (a)  37,400  1,832,600
Hanna (M.A.) Co.   79,200  1,588,950
IMC Global, Inc.   26,400  858,000
Ivex Packaging Corp.   117,700  2,729,169
MacDermid, Inc.   41,300  1,693,300
Sealed Air Corp. (a)  54,200  2,899,700
Spartech Corp.   74,400  1,664,700
Valspar Corp.   21,600  872,100
  14,138,519
IRON & STEEL - 0.2%
Steel Dynamics, Inc. (a)  39,600  767,250
PACKAGING & CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  103,700  4,660,019
Silgan Holdings, Inc. (a)  96,500  3,208,625
  7,868,644
PAPER & FOREST PRODUCTS - 0.4%
Champion International Corp.   9,300  446,400
Georgia-Pacific Corp.   9,400  603,363
Jefferson Smurfit Corp.   35,800  660,063
Stone Container Corp.   28,700  509,425
  2,219,251
TOTAL BASIC INDUSTRIES   24,993,664
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
CONSTRUCTION & REAL ESTATE - 5.2%
BUILDING MATERIALS - 2.7%
Armstrong World Industries, Inc.   46,400 $ 3,903,400
Carlisle Companies, Inc.   30,000  1,451,250
Chart Industries, Inc.   1,700  39,100
Dayton Superior Corp. Class A (a)  43,900  790,200
Elcor Corp.   111,100  2,944,150
Lone Star Industries, Inc.   29,300  2,202,994
Mark IV Industries, Inc.   49,600  1,091,200
Medusa Corp.   21,500  1,238,938
York International Corp.   1,500  75,000
  13,736,232
CONSTRUCTION - 1.5%
Centex Corp.   26,100  933,075
Jacobs Engineering Group, Inc. (a)  54,800  1,760,450
Lennar Corp.   38,403  1,017,680
Oakwood Homes Corp.   87,400  2,376,188
Toll Brothers, Inc. (a)  20,500  527,875
Walter Industries, Inc. (a)  38,700  740,138
  7,355,406
REAL ESTATE - 0.1%
LNR Property Corp.   27,200  703,800
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Alexandria Real Estate Equities, Inc.   13,800  437,288
Bedford Property Investors, Inc.   14,600  281,050
Brandywine Realty Trust   24,800  575,050
Duke Realty Investors, Inc.   29,700  671,963
Home Properties of New York, Inc.   8,900  238,075
Kimco Realty Corp.   11,100  432,206
SL Green Realty Corp.  22,600  512,738
Tanger Factory Outlet Centers, Inc.   35,000  1,087,160
  4,235,530
TOTAL CONSTRUCTION & REAL ESTATE   26,030,968
DURABLES - 6.5%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Danaher Corp.   25,600  1,851,200
Pep Boys-Manny, Moe & Jack  29,800  663,050
  2,514,250
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Black & Decker Corp.   31,300 $ 1,827,138
HOME FURNISHINGS - 3.4%
Bassett Furniture Industries, Inc.   42,500  1,296,250
Ethan Allen Interiors, Inc.   23,400  1,177,313
Furniture Brands International, Inc. (a)  55,600  1,640,200
Haverty Furniture Companies, Inc.   31,800  707,550
Knoll, Inc.   77,800  2,455,563
Leggett & Platt, Inc.   147,900  7,431,975
Miller (Herman), Inc.   35,300  977,369
Steelcase, Inc. Class A  38,700  1,153,744
  16,839,964
TEXTILES & APPAREL - 2.2%
Culp, Inc.   47,500  831,250
Kellwood Co.   58,500  1,934,156
Mohawk Industries, Inc. (a)  97,050  2,947,894
Shaw Industries, Inc.   55,700  891,200
Unifi, Inc.   87,800  3,418,713
Westpoint Stevens, Inc. Class A (a)  39,400  1,290,350
  11,313,563
TOTAL DURABLES   32,494,915
ENERGY - 2.5%
ENERGY SERVICES - 0.3%
R&B Falcon Corp. (a)  52,590  1,508,676
OIL & GAS - 2.2%
Burlington Resources, Inc.   14,200  598,175
Cabot Oil & Gas Corp. Class A  8,300  168,075
Cooper Cameron Corp. (a)  13,600  809,200
EVI Weatherford, Inc. (a)  22,200  1,122,488
Enron Oil & Gas Co.   41,800  849,063
Nuevo Energy Corp. (a)  33,600  1,092,000
Ocean Energy, Inc. (a)  70,098  1,406,341
Renaissance Energy Ltd. (a)  30,900  542,942
Tosco Corp.   81,200  2,578,100
Valero Energy Corp.   66,800  2,179,350
  11,345,734
TOTAL ENERGY   12,854,410
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
FINANCE - 14.1%
BANKS - 7.6%
AmSouth Bancorporation  58,950 $ 2,265,891
Banc One Corp.   31,110  1,714,939
Comerica, Inc.   76,550  5,033,163
Compass Bancshares, Inc.   27,000  1,281,656
Crestar Financial Corp.   30,900  1,774,819
Marshall & Ilsley Corp.   32,400  1,749,600
National City Corp.   19,900  1,348,225
North Fork Bancorp., Inc.   212,441  5,111,850
Providian Financial Corp.   18,300  1,164,338
Southwest Bancorporation, Inc.   36,300  1,429,313
Star Banc Corp.   25,100  1,531,100
Sterling Bancshares, Inc.   11,100  189,394
Texas Regional Bancshares, Inc. Class A  42,600  1,363,200
U.S. Bancorp   138,330  5,412,161
Wells Fargo & Co.   7,800  2,819,700
Westamerica Bancorporation  49,900  1,540,663
Zions Bancorp  49,300  2,514,300
  38,244,312
CREDIT & OTHER FINANCE - 1.5%
Associates First Capital Corp.   53,600  4,009,950
Heller Financial, Inc. Class A  16,000  446,000
Household International, Inc.   21,000  2,841,563
  7,297,513
INSURANCE - 4.6%
AFLAC, Inc.   51,900  3,318,356
Allmerica Financial Corp.   46,600  2,921,238
AMBAC, Inc.   25,100  1,372,656
Capital Re Corp.   7,900  588,550
Chubb Corp. (The)  9,300  739,931
HCC Insurance Holdings Inc.   43,200  923,400
Hartford Life, Inc. Class A  20,600  1,060,900
Life RE Corp.   7,800  574,275
MBIA, Inc.   21,300  1,588,181
Nationwide Financial Services, Inc. Class A  17,400  755,813
Paula Financial   40,100  842,100
Progressive Corp.   12,100  1,668,288
Protective Life Corp.   28,400  1,022,400
Provident Companies, Inc.   17,300  637,938
Reliastar Financial Corp.   41,400  1,790,550
SunAmerica, Inc.   18,500  899,563
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
FINANCE - CONTINUED
INSURANCE - CONTINUED
Travelers Property Casualty Corp. Class A  17,800 $ 739,813
UNUM Corp.   27,850  1,547,416
  22,991,368
SAVINGS & LOANS - 0.4%
Richmond County Financial Corp.   28,000  532,000
TCF Financial Corp.   15,800  514,488
Webster Financial Corp.   33,400  1,127,250
  2,173,738
TOTAL FINANCE   70,706,931
HEALTH - 9.7%
DRUGS & PHARMACEUTICALS - 0.5%
Cytyc Corp. (a)  43,100  721,925
Rexall Sundown, Inc. (a)  60,100  2,013,350
  2,735,275
MEDICAL EQUIPMENT & SUPPLIES - 6.7%
Bard (C.R.), Inc.   47,400  1,644,188
Cardinal Health, Inc.   34,400  3,065,900
Cyberonics Inc. (a)  20,300  230,913
Guidant Corp.   61,700  3,975,794
InControl, Inc. (a)  81,300  289,631
McKesson Corp.   171,000  13,359,375
Medtronic, Inc.   113,000  6,285,625
Sofamor/Danek Group, Inc. (a)  14,400  1,197,000
Steris Corp.   6,400  400,000
Sybron International Corp. (a)  116,400  2,786,325
Young Innovations, Inc.   32,700  515,025
  33,749,776
MEDICAL FACILITIES MANAGEMENT - 2.5%
Foundation Health Systems, Inc. Class A 35,200 1,071,400 HEALTHSOUTH Corp. (a) 143,400 4,068,975
Health Management Associates, Inc. Class A (a)  154,850  4,616,466
Hooper Holmes, Inc.   7,800  181,350
Humana, Inc.   4,300  133,568
Tenet Healthcare Corp. (a)  62,800  2,198,000
  12,269,759
TOTAL HEALTH   48,754,810
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
HOLDING COMPANIES - 0.5%
Triarc Companies, Inc. Class A (a)  96,200 $ 2,344,875
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 0.6%
Loral Space & Communications Ltd. (a)  63,800  1,618,925
VWR Corp. (a)  43,100  1,228,350
  2,847,275
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
Cooper Industries, Inc.   34,200  2,201,625
Gorman Rupp Co.   36,400  696,150
Kaydon Corp.   30,300  1,194,956
Kuhlman Corp.   51,500  2,175,875
PRI Automation, Inc.   43,200  876,150
Stanley Works  91,700  4,355,750
Tyco International Ltd.   39,202  2,170,811
  13,671,317
POLLUTION CONTROL - 1.8%
American Disposal Services, Inc. (a)  50,700  1,985,222
Eastern Environmental Services, Inc. (a)  81,400  2,319,900
USA Waste Services, Inc. (a)  100,785  4,755,792
  9,060,914
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   25,579,506
MEDIA & LEISURE - 12.6%
BROADCASTING - 4.5%
CBS Corp.   51,300  1,628,775
Chum Ltd. Class B  15,600  604,962
Clear Channel Communications, Inc. (a)  57,700  5,531,988
Cox Communications, Inc. Class A (a)  48,400  2,114,475
Jacor Communications, Inc. Class A (a)  57,300  3,029,738
PanAmSat Corp. (a)  27,900  1,524,038
RCN Corp.   29,400  632,100
Tele-Communications, Inc. (TCI Ventures Group),
Series A,  46,000  800,688
USA Networks, Inc. (a)  141,300  3,461,850
Westwood One, Inc. (a)  108,300  2,897,025
  22,225,639
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 2.1%
Carnival Cruise Lines, Inc. Class A  25,900 $ 1,754,725
Cinar Films, Inc. Class B (sub-vtg.) (a)  77,800  1,521,878
Disney (Walt) Co.   8,600  972,875
Pixar (a)  34,800  1,487,700
Premier Parks, Inc. (a)  91,500  4,860,938
  10,598,116
LEISURE DURABLES & TOYS - 1.8%
Harley-Davidson, Inc.   133,200  4,761,900
Mattel, Inc.   112,000  4,242,000
  9,003,900
LODGING & GAMING - 0.6%
Promus Hotel Corp. (a)  72,000  3,114,000
PUBLISHING - 2.2%
Applied Graphics Technologies, Inc. (a)  47,100  2,272,575
Harte Hanks Communications, Inc.   38,800  877,850
Meredith Corp.   58,100  2,309,475
Times Mirror Co. Class A  26,300  1,683,200
Tribune Co.   25,000  1,671,875
U S WEST Media Group (a)  62,100  2,301,581
  11,116,556
RESTAURANTS - 1.4%
CKE Restaurants, Inc.   77,910  2,473,643
Cracker Barrel Old Country Store, Inc.   16,100  519,225
Papa John's International, Inc. (a)  36,400  1,515,150
Starbucks Corp. (a)  53,900  2,587,200
  7,095,218
TOTAL MEDIA & LEISURE   63,153,429
NONDURABLES - 5.7%
AGRICULTURE - 0.8%
Delta & Pine Land Co.   59,800  2,560,188
Michael Foods, Inc.   32,600  908,725
Northland Cranberries, Inc. Class A  41,500  656,219
  4,125,132
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
NONDURABLES - CONTINUED
BEVERAGES - 0.7%
Coca-Cola Bottling Co. Consolidated  8,000 $ 498,500
Coca-Cola Enterprises, Inc.   36,800  1,382,300
Coors (Adolph) Co. Class B  37,200  1,395,000
  3,275,800
FOODS - 1.8%
Ben & Jerry's Homemade, Inc. Class A (a)  25,600  502,400
Dean Foods Co.   68,700  3,383,475
Flowers Industries, Inc.   60,800  1,254,000
Interstate Bakeries Corp.   40,000  1,290,000
Pilgrims Pride Corp.   19,100  327,088
Suiza Foods Corp. (a)  24,700  1,443,406
Wrigley (Wm.) Jr. Co.   10,200  981,750
  9,182,119
HOUSEHOLD PRODUCTS - 2.1%
Alberto-Culver Co. Class A  163,600  4,417,200
Brady (W.H.) Co. Class A  90,000  2,610,000
Church & Dwight Co., Inc.   60,900  1,846,031
International Flavors & Fragrances, Inc.   14,400  691,200
Revlon, Inc. Class A (a)  17,700  936,994
  10,501,425
TOBACCO - 0.3%
RJR Nabisco Holdings Corp.   47,700  1,344,544
TOTAL NONDURABLES   28,429,020
RETAIL & WHOLESALE - 11.7%
APPAREL STORES - 2.5%
Abercrombie & Fitch Co.   9,700  409,825
Bon-Ton Stores, Inc. (The)  72,000  1,224,000
Payless ShoeSource, Inc. (a)  8,900  623,556
Stage Stores, Inc. (a)  91,300  4,256,863
TJX Companies, Inc.   135,000  6,311,250
  12,825,494
DRUG STORES - 1.5%
CVS Corp.   84,069  5,900,593
Walgreen Co.   45,400  1,597,513
  7,498,106
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 3.5%
Consolidated Stores Corp. (a)  138,326 $ 5,282,324
Dollar Tree Stores (a)  72,850  3,769,988
Meyer (Fred), Inc.   52,900  2,274,700
Michaels Stores, Inc. (a)  68,800  2,059,700
Proffitts, Inc. (a)  107,500  4,219,375
  17,606,087
GROCERY STORES - 2.4%
Dominick's Supermarkets, Inc. (a)  20,200  871,125
Great Atlantic & Pacific Tea Co., Inc.   21,600  691,200
Hannaford Brothers Co.   42,800  1,891,225
Safeway, Inc. (a)  176,700  6,438,506
U.S. Foodservice, Inc. (a)  59,360  1,966,300
  11,858,356
RETAIL & WHOLESALE, MISCELLANEOUS - 1.8%
Action Performance Companies, Inc. (a)  52,200  1,451,813
Brylane, Inc. (a)  44,300  2,104,250
Fingerhut Companies, Inc.   47,900  1,404,069
Tandy Corp.   52,200  2,309,850
Zale Corp. (a)  51,100  1,580,906
  8,850,888
TOTAL RETAIL & WHOLESALE   58,638,931
SERVICES - 4.0%
ADVERTISING - 1.5%
Interpublic Group of Companies, Inc.   10,300  610,919
Omnicom Group, Inc.   148,900  6,970,381
  7,581,300
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   27,300  1,228,500
Schawk, Inc. Class A  39,300  589,500
  1,818,000
SERVICES - 2.1%
AccuStaff, Inc. (a)  69,900  2,302,331
Administaff, Inc. (a)  18,100  742,100
Borg Warner Security Corp. (a)  99,800  2,201,838
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
SERVICES - CONTINUED
SERVICES - CONTINUED
Interim Services, Inc.   12,900 $ 374,906
Medaphis Corp. (a)  6,400  48,000
Medpartners, Inc. (a)  81,000  723,938
Pittston Co. (Brinks Group)  47,100  1,822,181
Service Corp. International  57,400  2,346,225
  10,561,519
TOTAL SERVICES   19,960,819
TECHNOLOGY - 10.4%
COMMUNICATIONS EQUIPMENT - 0.8%
Ascend Communications, Inc.   8,000  345,500
Aspect Telecommunications Corp. (a)  50,500  1,303,531
DSC Communications Corp. (a)  32,300  552,128
Dialogic Corp. (a)  53,800  1,775,400
  3,976,559
COMPUTER SERVICES & SOFTWARE - 7.1%
America Online, Inc. (a)  51,300  4,273,931
BMC Software, Inc. (a)  38,200  1,759,588
CSG Systems International, Inc. (a)  29,000  1,238,844
Cadence Design Systems, Inc.   17,800  627,450
Ciber, Inc. (a)  60,200  1,930,163
Computer Learning Centers, Inc. (a)  84,100  1,440,213
Compuware Corp. (a)  74,700  3,431,531
E Trade Group, Inc. (a)  53,600  1,159,100
HBO & Co.   51,600  2,978,288
Keane, Inc. (a)  134,700  6,044,663
Paychex, Inc.   14,400  518,400
PeopleSoft, Inc.   8,100  353,869
Saville Systems Ireland PLC sponsored ADR (a) 15,100 603,056 Siebel Systems, Inc. (a) 92,078 2,094,775
Symantec Corp. (a)  134,900  3,220,738
Synopsys, Inc. (a)  68,700  2,949,806
Technology Solutions, Inc. (a)  26,700  806,006
  35,430,421
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Comverse Technology, Inc. (a)  21,890 $ 1,093,816
Hutchinson Technology, Inc.   24,000  600,000
Ingram Micro, Inc. Class A  11,800  519,938
Quantum Corp. (a)  24,100  527,188
Sequent Computer Systems, Inc. (a)  51,100  846,344
  3,587,286
ELECTRONIC INSTRUMENTS - 1.0%
Lam Research Corp. (a)  23,916  569,500
Novellus Systems, Inc. (a)  24,600  930,188
Thermoquest Corp. (a)  90,500  1,357,500
Waters Corp. (a)  40,000  2,330,000
  5,187,188
ELECTRONICS - 0.6%
Linear Technology Corp.   41,100  2,874,431
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   31,100  1,261,494
TOTAL TECHNOLOGY   52,317,379
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Virgin Express Holdings PLC sponsored ADR  36,900  636,525
UTILITIES - 2.3%
CELLULAR - 0.1%
SkyTel Communications, Inc.   18,600  420,825
ELECTRIC UTILITY - 1.0%
Duke Energy Corp.   31,500  1,815,188
Entergy Corp.   17,200  452,575
IPALCO Enterprises, Inc.   34,600  1,457,525
LG&E Energy Corp.   17,200  456,875
PG&E Corp.   30,000  945,000
  5,127,163
GAS - 0.2%
Enron Corp.   15,700  786,963
COMMON STOCKS - CONTINUED
 PRINCIPAL
 AMOUNT
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.0%
Comsat Corp., Series 1  20,600 $ 718,425
EXCEL Communications, Inc. (a)  35,200  774,400
LCI International, Inc. (a)  20,800  778,700
U.S. LEC Corp. Class A  12,300  281,363
WorldCom, Inc. (a)  56,700  2,579,850
  5,132,738
TOTAL UTILITIES   11,467,689
TOTAL COMMON STOCKS
(Cost $428,725,195)   489,169,247
CASH EQUIVALENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.5441%, dated
5/29/98 due 6/1/98 $ 12,412,732  12,407,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $441,132,195)  $ 501,576,247
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $441,164,643. Net unrealized appreciation aggregated $60,411,604, of which $76,083,787 related to appreciated investment securities and $15,672,183 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                               MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 501,576,247
AGREEMENTS OF $12,407,000) (COST $441,132,195) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      385,167

RECEIVABLE FOR INVESTMENTS SOLD                                           9,788,144

RECEIVABLE FOR FUND SHARES SOLD                                           1,091,274

DIVIDENDS RECEIVABLE                                                      256,472

PREPAID EXPENSES                                                          5,790

 TOTAL ASSETS                                                             513,103,094

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,463,914

PAYABLE FOR FUND SHARES REDEEMED                             771,114

ACCRUED MANAGEMENT FEE                                       252,124

DISTRIBUTION FEES PAYABLE                                    229,838

OTHER PAYABLES AND ACCRUED EXPENSES                          157,209

 TOTAL LIABILITIES                                                        8,874,199

NET ASSETS                                                               $ 504,228,895

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 416,320,459

ACCUMULATED NET INVESTMENT (LOSS)                                         (1,566,886)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     29,031,291
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 60,444,031
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 504,228,895


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.08
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,579,978 (DIVIDED BY) 609,453 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.08)         $14.94

CLASS T:                                                       $14.14
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($373,415,956 (DIVIDED BY) 26,412,869 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.14)         $14.65

CLASS B:                                                       $14.00
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($77,318,765 (DIVIDED BY) 5,523,835 SHARES) A

CLASS C:                                                       $14.06
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($6,696,768 (DIVIDED BY) 476,224 SHARES) A

INSTITUTIONAL CLASS:                                           $14.16
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,217,428 (DIVIDED BY) 2,698,613 SHARES)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 1,337,458
DIVIDENDS

INTEREST                                                                468,389

 TOTAL INCOME                                                           1,805,847

EXPENSES

MANAGEMENT FEE                                            $ 1,388,820

TRANSFER AGENT FEES                                        519,418

DISTRIBUTION FEES                                          1,262,341

ACCOUNTING FEES AND EXPENSES                               142,251

NON-INTERESTED TRUSTEES' COMPENSATION                      846

CUSTODIAN FEES AND EXPENSES                                19,197

REGISTRATION FEES                                          83,212

AUDIT                                                      17,821

LEGAL                                                      1,235

MISCELLANEOUS                                              8,079

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,443,220

 EXPENSE REDUCTIONS                                        (70,487)     3,372,733

NET INVESTMENT INCOME (LOSS)                                            (1,566,886)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     29,876,941

 FOREIGN CURRENCY TRANSACTIONS                             446          29,877,387

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     22,616,478

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (21)         22,616,457

NET GAIN (LOSS)                                                         52,493,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 50,926,958
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        MAY 31, 1998      NOVEMBER 30,
                                                        (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (1,566,886)     $ (1,867,851)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                29,877,387        55,118,706

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    22,616,457        22,620,104

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         50,926,958        75,870,959
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS    (43,421,963)      (3,481,786)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             75,765,576        123,963,444

  TOTAL INCREASE (DECREASE) IN NET ASSETS                83,270,571        196,352,617

NET ASSETS

 BEGINNING OF PERIOD                                     420,958,324       224,605,707

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 504,228,895     $ 420,958,324
 LOSS OF $1,566,886 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.04            $ 11.70       $ 10.74

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.04)             (.09)         (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53              2.64          .97

 TOTAL FROM INVESTMENT OPERATIONS                   1.49              2.55          .96

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.45)            (.21)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.08            $ 14.04       $ 11.70

TOTAL RETURN B, C                                   12.02%            22.24%        8.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 8,580            $ 4,670       $ 1,239

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.43% A           1.62% F       1.56% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.40% A, G        1.58% G       1.56% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.61)% A          (.71)%        (.33)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE H                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.09            $ 11.70       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.04)             (.07)         (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53              2.64          1.73

 TOTAL FROM INVESTMENT OPERATIONS                   1.49              2.57          1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.44)            (.18)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.14            $ 14.09       $ 11.70

TOTAL RETURN B, C                                   11.96%            22.35%        17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 373,416          $ 326,642     $ 187,040

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.44% A           1.48%         1.60% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.41% A, F        1.44% F       1.60% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.63)% A          (.53)%        (.37)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE G                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.94            $ 11.61       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.08)             (.14)         (.10)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.53              2.62          1.71

 TOTAL FROM INVESTMENT OPERATIONS                   1.45              2.48          1.61

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.39)            (.15)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.00            $ 13.94       $ 11.61

TOTAL RETURN B, C                                   11.73%            21.67%        16.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 77,319           $ 58,758      $ 32,727

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.97% A           2.03%         2.38% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.94% A, F        1.98% F       2.37% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (1.16)% A        (1.08)%        (1.14)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A           208%           101% A

AVERAGE COMMISSION RATE G                          $ .0441           $ .0401        $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 14.08            $ 14.16

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.11)             (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.53              (.07) I

 TOTAL FROM INVESTMENT OPERATIONS                                   1.42              (.08)

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (1.44)            -

NET ASSET VALUE, END OF PERIOD                                     $ 14.06            $ 14.08

TOTAL RETURN B, C                                                   11.41%            (.56)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 6,697            $ 345

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.48% A, F        2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.44% A, G        2.40% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.64)% A         (1.07)% A

PORTFOLIO TURNOVER                                                  132% A            208%

AVERAGE COMMISSION RATE H                                          $ .0441            $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                   SIX MONTHS ENDED       YEARS ENDED
                                                   MAY 31, 1998           NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 14.12            $ 11.70       $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.01)             .01           (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.54              2.63          1.72

 TOTAL FROM INVESTMENT OPERATIONS                   1.53              2.64          1.70

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (1.49)            (.22)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.16            $ 14.12       $ 11.70

TOTAL RETURN B, C                                   12.29%            23.04%        17.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 38,217           $ 30,542      $ 3,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS             .91% A            .91%          1.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       .88% A, G         .84% G        1.50% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.10)% A          .08%          (.27)% A
NET ASSETS

PORTFOLIO TURNOVER                                  132% A            208%          101% A

AVERAGE COMMISSION RATE H                          $ .0441            $ .0401       $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $328,962,610 and $294,924,063, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A
          .25%

CLASS T
          .50%

CLASS B
          1.00% *

CLASS C
          1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 8,369      $ -

CLASS T    895,027      51,397

CLASS B    342,534      256,901

CLASS C    16,411       16,411

          $ 1,262,341  $ 324,709

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $
          3,723

CLASS T
          49,266

CLASS B
          20,831

CLASS C
          7,583

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 57,759   $ 17,077

CLASS T    263,899    97,393

CLASS B    43,494     43,494 *

CLASS C    312        312 *

          $ 365,464  $ 158,276

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 9,398    .29 *

CLASS T                 397,091   .23 *

CLASS B                 80,654    .24 *

CLASS C                 4,601     .29 *

INSTITUTIONAL CLASS     27,674    .17 *

                       $ 519,418

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $53,296 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   2.50%        $ 4,952

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class C. For the period, the reimbursement reduced these expenses by $362.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $64,372 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $801 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                        SIX MONTHS ENDED  YEAR ENDED

                        MAY 31,           NOVEMBER 30,

                        1998              1997

FROM NET REALIZED GAIN

CLASS A                 $ 509,819         $ 23,887

CLASS T                  33,726,413        2,939,982

CLASS B                  5,942,258         441,965

CLASS C                  66,029            -

INSTITUTIONAL CLASS      3,177,444         75,952

TOTAL                   $ 43,421,963      $ 3,481,786

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,   MAY 31,            NOVEMBER 30,

                                1998               1997 A         1998               1997 A



CLASS A                          284,756            303,139       $ 3,929,132        $ 3,978,873
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    38,760             2,096          480,755            23,555

SHARES REDEEMED                  (46,751)           (78,508)       (647,748)          (1,033,803)

NET INCREASE (DECREASE)          276,765            226,727       $ 3,762,139        $ 2,968,625

CLASS T                          6,490,412          18,242,441    $ 90,080,864       $ 227,562,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    2,565,640          246,910        31,976,033         2,785,068

SHARES REDEEMED                  (5,832,822)        (11,288,106)   (81,129,759)       (142,250,679)

NET INCREASE (DECREASE)          3,223,230          7,201,245     $ 40,927,138       $ 88,097,142

CLASS B                          1,212,574          1,907,677     $ 16,703,536       $ 24,432,331
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    425,511            37,955         5,260,655          425,863

SHARES REDEEMED                  (328,637)          (549,081)      (4,420,773)        (6,719,610)

NET INCREASE (DECREASE)          1,309,448          1,396,551     $ 17,543,418       $ 18,138,584

CLASS C                          452,174            24,521        $ 6,256,044        $ 343,450
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,909              -              61,138             -

SHARES REDEEMED                  (5,380)            -              (75,505)           -

NET INCREASE (DECREASE)          451,703            24,521        $ 6,241,677        $ 343,450

INSTITUTIONAL CLASS              1,086,779          7,539,683     $ 15,166,701       $ 88,091,401
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    239,320            5,512          2,980,284          62,017

SHARES REDEEMED                  (790,335)          (5,689,999)    (10,855,781)       (73,737,775)

NET INCREASE (DECREASE)          535,764            1,855,196     $ 7,291,204        $ 14,415,643


F SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,811

CLASS T                39,095

CLASS B                11,404

CLASS C                14,588

INSTITUTIONAL CLASS    9,314

                      $ 83,212

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUE.

FINANCIAL STATEMENTS  26  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 35  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998         PAST 6  PAST 1  PAST 5   PAST 10
                                   MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY GROWTH - CL A  12.04%  26.04%  137.63%  684.85%

FIDELITY ADV EQUITY GROWTH - CL A  5.60%   18.79%  123.97%  639.72%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)      15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE               11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY GROWTH - CL A   26.04%  18.90%  22.88%

FIDELITY ADV EQUITY GROWTH - CL A   18.79%  17.50%  22.15%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                             30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Growth -CL A      S&P 500
             00245                       SP001
  1988/05/31       9425.00                    10000.00
  1988/06/30      10263.87                    10459.00
  1988/07/31      10058.27                    10419.26
  1988/08/31       9614.16                    10065.00
  1988/09/30      10148.73                    10493.77
  1988/10/31      10041.82                    10785.50
  1988/11/30       9885.56                    10631.26
  1988/12/31      10341.24                    10817.31
  1989/01/31      11156.11                    11609.14
  1989/02/28      11164.51                    11320.07
  1989/03/31      11534.14                    11583.83
  1989/04/30      12298.60                    12185.03
  1989/05/31      13357.09                    12678.52
  1989/06/30      12861.45                    12606.26
  1989/07/31      13743.52                    13744.60
  1989/08/31      14281.17                    14013.99
  1989/09/30      14676.00                    13956.54
  1989/10/31      14491.18                    13632.75
  1989/11/30      14549.99                    13910.85
  1989/12/31      14978.40                    14244.71
  1990/01/31      13603.62                    13288.89
  1990/02/28      14151.61                    13460.32
  1990/03/31      14978.40                    13817.02
  1990/04/30      14680.37                    13471.59
  1990/05/31      16766.58                    14785.07
  1990/06/30      16910.79                    14684.54
  1990/07/31      16430.09                    14637.54
  1990/08/31      14334.27                    13314.31
  1990/09/30      13151.77                    12665.90
  1990/10/31      13315.20                    12611.44
  1990/11/30      14949.56                    13426.14
  1990/12/31      16016.70                    13800.73
  1991/01/31      18343.25                    14402.44
  1991/02/28      19996.84                    15432.22
  1991/03/31      21958.07                    15805.67
  1991/04/30      21881.16                    15843.61
  1991/05/31      23025.21                    16528.05
  1991/06/30      21112.05                    15771.07
  1991/07/31      22823.31                    16506.00
  1991/08/31      24053.89                    16897.19
  1991/09/30      24111.57                    16615.01
  1991/10/31      24178.87                    16837.65
  1991/11/30      23342.46                    16159.09
  1991/12/31      26380.73                    18007.69
  1992/01/31      27119.42                    17672.75
  1992/02/29      27258.82                    17902.49
  1992/03/31      25972.02                    17553.40
  1992/04/30      25435.85                    18069.47
  1992/05/31      25317.89                    18158.01
  1992/06/30      24481.47                    17887.45
  1992/07/31      25339.34                    18619.05
  1992/08/31      24728.10                    18237.36
  1992/09/30      25189.21                    18452.56
  1992/10/31      26508.18                    18517.14
  1992/11/30      28234.65                    19148.58
  1992/12/31      28990.37                    19384.11
  1993/01/31      29802.09                    19546.93
  1993/02/28      29023.88                    19812.77
  1993/03/31      29933.62                    20230.82
  1993/04/30      29429.42                    19741.23
  1993/05/31      31128.33                    20270.30
  1993/06/30      31248.90                    20329.08
  1993/07/31      30711.82                    20247.77
  1993/08/31      31829.81                    21015.16
  1993/09/30      32761.47                    20853.34
  1993/10/31      33156.05                    21285.00
  1993/11/30      32334.00                    21082.80
  1993/12/31      33296.63                    21337.90
  1994/01/31      34458.63                    22063.39
  1994/02/28      34170.70                    21465.47
  1994/03/31      32777.16                    20529.57
  1994/04/30      33122.67                    20792.35
  1994/05/31      32915.36                    21133.35
  1994/06/30      31475.75                    20615.58
  1994/07/31      32143.73                    21291.77
  1994/08/31      33594.86                    22164.73
  1994/09/30      32903.84                    21621.70
  1994/10/31      33974.92                    22108.19
  1994/11/30      32846.26                    21303.01
  1994/12/31      33001.85                    21618.93
  1995/01/31      32710.93                    22179.51
  1995/02/28      33967.70                    23043.84
  1995/03/31      35247.75                    23723.87
  1995/04/30      36772.16                    24422.54
  1995/05/31      38040.57                    25398.71
  1995/06/30      40938.12                    25988.72
  1995/07/31      43986.95                    26850.50
  1995/08/31      44440.79                    26917.90
  1995/09/30      45685.92                    28053.83
  1995/10/31      45453.18                    27953.68
  1995/11/30      46349.21                    29180.85
  1995/12/31      45918.51                    29742.87
  1996/01/31      46993.27                    30755.32
  1996/02/29      48039.48                    31040.42
  1996/03/31      48371.81                    31339.34
  1996/04/30      49811.88                    31801.28
  1996/05/31      51153.49                    32621.44
  1996/06/30      50501.15                    32745.72
  1996/07/31      47436.37                    31299.02
  1996/08/31      48544.12                    31959.11
  1996/09/30      51805.84                    33757.77
  1996/10/31      52052.00                    34688.81
  1996/11/30      55141.40                    37310.94
  1996/12/31      53363.11                    36571.81
  1997/01/31      56555.94                    38856.82
  1997/02/28      55253.16                    39161.45
  1997/03/31      52175.03                    37552.31
  1997/04/30      54818.90                    39794.18
  1997/05/31      58688.92                    42216.85
  1997/06/30      61102.89                    44108.17
  1997/07/31      65713.71                    47617.85
  1997/08/31      63108.15                    44950.30
  1997/09/30      66748.27                    47412.23
  1997/10/31      64155.48                    45828.66
  1997/11/30      66020.25                    47950.07
  1997/12/31      66112.40                    48773.37
  1998/01/31      66939.98                    49312.81
  1998/02/28      72035.45                    52869.25
  1998/03/31      74524.95                    55576.68
  1998/04/30      75951.69                    56135.78
  1998/05/29      73971.73                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980611 092902 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class A on May 31, 1988, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $73,972
- a 639.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998         PAST 6  PAST 1  PAST 5   PAST 10
                                   MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY GROWTH - CL T  11.97%  25.93%  137.69%  685.02%

FIDELITY ADV EQUITY GROWTH - CL T  8.05%   21.52%  129.37%  657.54%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                            15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE               11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY GROWTH - CL T   25.93%  18.91%  22.88%

FIDELITY ADV EQUITY GROWTH - CL T   21.52%  18.06%  22.44%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                             30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Growth -CL T      S&P 500
             00286                       SP001
  1988/05/31       9650.00                    10000.00
  1988/06/30      10508.90                    10459.00
  1988/07/31      10298.39                    10419.26
  1988/08/31       9843.67                    10065.00
  1988/09/30      10391.01                    10493.77
  1988/10/31      10281.54                    10785.50
  1988/11/30      10121.55                    10631.26
  1988/12/31      10588.12                    10817.31
  1989/01/31      11422.44                    11609.14
  1989/02/28      11431.04                    11320.07
  1989/03/31      11809.49                    11583.83
  1989/04/30      12592.21                    12185.03
  1989/05/31      13675.96                    12678.52
  1989/06/30      13168.49                    12606.26
  1989/07/31      14071.62                    13744.60
  1989/08/31      14622.10                    14013.99
  1989/09/30      15026.35                    13956.54
  1989/10/31      14837.13                    13632.75
  1989/11/30      14897.34                    13910.85
  1989/12/31      15335.98                    14244.71
  1990/01/31      13928.37                    13288.89
  1990/02/28      14489.45                    13460.32
  1990/03/31      15335.98                    13817.02
  1990/04/30      15030.83                    13471.59
  1990/05/31      17166.84                    14785.07
  1990/06/30      17314.49                    14684.54
  1990/07/31      16822.32                    14637.54
  1990/08/31      14676.47                    13314.31
  1990/09/30      13465.73                    12665.90
  1990/10/31      13633.07                    12611.44
  1990/11/30      15306.45                    13426.14
  1990/12/31      16399.06                    13800.73
  1991/01/31      18781.16                    14402.44
  1991/02/28      20474.22                    15432.22
  1991/03/31      22482.26                    15805.67
  1991/04/30      22403.52                    15843.61
  1991/05/31      23574.88                    16528.05
  1991/06/30      21616.05                    15771.07
  1991/07/31      23368.17                    16506.00
  1991/08/31      24628.12                    16897.19
  1991/09/30      24687.18                    16615.01
  1991/10/31      24756.08                    16837.65
  1991/11/30      23899.71                    16159.09
  1991/12/31      27010.51                    18007.69
  1992/01/31      27766.83                    17672.75
  1992/02/29      27909.56                    17902.49
  1992/03/31      26592.04                    17553.40
  1992/04/30      26043.07                    18069.47
  1992/05/31      25922.30                    18158.01
  1992/06/30      25065.90                    17887.45
  1992/07/31      25944.25                    18619.05
  1992/08/31      25318.43                    18237.36
  1992/09/30      25790.54                    18452.56
  1992/10/31      27141.01                    18517.14
  1992/11/30      28908.68                    19148.58
  1992/12/31      29682.45                    19384.11
  1993/01/31      30513.54                    19546.93
  1993/02/28      29716.76                    19812.77
  1993/03/31      30648.21                    20230.82
  1993/04/30      30131.98                    19741.23
  1993/05/31      31871.45                    20270.30
  1993/06/30      31994.89                    20329.08
  1993/07/31      31445.00                    20247.77
  1993/08/31      32589.68                    21015.16
  1993/09/30      33543.57                    20853.34
  1993/10/31      33947.58                    21285.00
  1993/11/30      33105.90                    21082.80
  1993/12/31      34091.51                    21337.90
  1994/01/31      35281.25                    22063.39
  1994/02/28      34986.45                    21465.47
  1994/03/31      33559.64                    20529.57
  1994/04/30      33913.39                    20792.35
  1994/05/31      33701.14                    21133.35
  1994/06/30      32227.16                    20615.58
  1994/07/31      32911.08                    21291.77
  1994/08/31      34396.86                    22164.73
  1994/09/30      33689.35                    21621.70
  1994/10/31      34785.99                    22108.19
  1994/11/30      33630.39                    21303.01
  1994/12/31      33789.69                    21618.93
  1995/01/31      33491.83                    22179.51
  1995/02/28      34778.60                    23043.84
  1995/03/31      36089.20                    23723.87
  1995/04/30      37650.01                    24422.54
  1995/05/31      38948.70                    25398.71
  1995/06/30      41915.42                    25988.72
  1995/07/31      45037.04                    26850.50
  1995/08/31      45501.71                    26917.90
  1995/09/30      46776.56                    28053.83
  1995/10/31      46538.27                    27953.68
  1995/11/30      47455.69                    29180.85
  1995/12/31      47014.71                    29742.87
  1996/01/31      48115.13                    30755.32
  1996/02/29      49186.31                    31040.42
  1996/03/31      49526.57                    31339.34
  1996/04/30      51001.03                    31801.28
  1996/05/31      52374.66                    32621.44
  1996/06/30      51706.75                    32745.72
  1996/07/31      48568.81                    31299.02
  1996/08/31      49703.00                    31959.11
  1996/09/30      53042.58                    33757.77
  1996/10/31      53307.23                    34688.81
  1996/11/30      56470.37                    37310.94
  1996/12/31      54651.57                    36571.81
  1997/01/31      57931.95                    38856.82
  1997/02/28      56604.07                    39161.45
  1997/03/31      53453.61                    37552.31
  1997/04/30      56174.46                    39794.18
  1997/05/31      60158.10                    42216.85
  1997/06/30      62631.59                    44108.17
  1997/07/31      67383.32                    47617.85
  1997/08/31      64714.54                    44950.30
  1997/09/30      68424.79                    47412.23
  1997/10/31      65743.00                    45828.66
  1997/11/30      67656.70                    47950.07
  1997/12/31      67730.17                    48773.37
  1998/01/31      68585.21                    49312.81
  1998/02/28      73803.01                    52869.25
  1998/03/31      76345.39                    55576.68
  1998/04/30      77779.18                    56135.78
  1998/05/29      75754.14                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 134807 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class T on May 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $75,754
- a 657.54% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December
31, 1996. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992
(the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65%
prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower.
Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY GROWTH - CL B          11.62%  25.19%  135.52%  677.87%

FIDELITY ADV EQUITY GROWTH - CL B          6.72%   20.19%  133.52%  677.87%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                       11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV EQUITY GROWTH - CL B          25.19%  18.69%  22.77%

FIDELITY ADV EQUITY GROWTH - CL B          20.19%  18.49%  22.77%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                       25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Growth -CL B      S&P 500
             00242                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10890.06                    10459.00
  1988/07/31      10671.91                    10419.26
  1988/08/31      10200.70                    10065.00
  1988/09/30      10767.89                    10493.77
  1988/10/31      10654.45                    10785.50
  1988/11/30      10488.65                    10631.26
  1988/12/31      10972.15                    10817.31
  1989/01/31      11836.73                    11609.14
  1989/02/28      11845.64                    11320.07
  1989/03/31      12237.83                    11583.83
  1989/04/30      13048.92                    12185.03
  1989/05/31      14171.99                    12678.52
  1989/06/30      13646.11                    12606.26
  1989/07/31      14582.00                    13744.60
  1989/08/31      15152.44                    14013.99
  1989/09/30      15571.36                    13956.54
  1989/10/31      15375.26                    13632.75
  1989/11/30      15437.66                    13910.85
  1989/12/31      15892.20                    14244.71
  1990/01/31      14433.55                    13288.89
  1990/02/28      15014.98                    13460.32
  1990/03/31      15892.20                    13817.02
  1990/04/30      15576.00                    13471.59
  1990/05/31      17789.48                    14785.07
  1990/06/30      17942.49                    14684.54
  1990/07/31      17432.46                    14637.54
  1990/08/31      15208.78                    13314.31
  1990/09/30      13954.14                    12665.90
  1990/10/31      14127.55                    12611.44
  1990/11/30      15861.60                    13426.14
  1990/12/31      16993.84                    13800.73
  1991/01/31      19462.35                    14402.44
  1991/02/28      21216.81                    15432.22
  1991/03/31      23297.70                    15805.67
  1991/04/30      23216.08                    15843.61
  1991/05/31      24429.94                    16528.05
  1991/06/30      22400.06                    15771.07
  1991/07/31      24215.73                    16506.00
  1991/08/31      25521.38                    16897.19
  1991/09/30      25582.58                    16615.01
  1991/10/31      25653.98                    16837.65
  1991/11/30      24766.54                    16159.09
  1991/12/31      27990.17                    18007.69
  1992/01/31      28773.93                    17672.75
  1992/02/29      28921.83                    17902.49
  1992/03/31      27556.53                    17553.40
  1992/04/30      26987.64                    18069.47
  1992/05/31      26862.49                    18158.01
  1992/06/30      25975.05                    17887.45
  1992/07/31      26885.25                    18619.05
  1992/08/31      26236.73                    18237.36
  1992/09/30      26725.96                    18452.56
  1992/10/31      28125.41                    18517.14
  1992/11/30      29957.20                    19148.58
  1992/12/31      30759.04                    19384.11
  1993/01/31      31620.26                    19546.93
  1993/02/28      30794.58                    19812.77
  1993/03/31      31759.82                    20230.82
  1993/04/30      31224.87                    19741.23
  1993/05/31      33027.42                    20270.30
  1993/06/30      33155.35                    20329.08
  1993/07/31      32585.50                    20247.77
  1993/08/31      33771.69                    21015.16
  1993/09/30      34760.19                    20853.34
  1993/10/31      35178.85                    21285.00
  1993/11/30      34306.65                    21082.80
  1993/12/31      35328.00                    21337.90
  1994/01/31      36560.89                    22063.39
  1994/02/28      36255.41                    21465.47
  1994/03/31      34776.84                    20529.57
  1994/04/30      35143.42                    20792.35
  1994/05/31      34923.47                    21133.35
  1994/06/30      33396.04                    20615.58
  1994/07/31      34104.76                    21291.77
  1994/08/31      35644.43                    22164.73
  1994/09/30      34911.25                    21621.70
  1994/10/31      36047.68                    22108.19
  1994/11/30      34850.16                    21303.01
  1994/12/31      35015.24                    21618.93
  1995/01/31      34706.58                    22179.51
  1995/02/28      36040.01                    23043.84
  1995/03/31      37398.15                    23723.87
  1995/04/30      39015.57                    24422.54
  1995/05/31      40361.37                    25398.71
  1995/06/30      43435.70                    25988.72
  1995/07/31      46670.53                    26850.50
  1995/08/31      47152.04                    26917.90
  1995/09/30      48473.15                    28053.83
  1995/10/31      48226.22                    27953.68
  1995/11/30      49176.91                    29180.85
  1995/12/31      48719.92                    29742.87
  1996/01/31      49860.25                    30755.32
  1996/02/29      50970.29                    31040.42
  1996/03/31      51322.90                    31339.34
  1996/04/30      52850.83                    31801.28
  1996/05/31      54274.29                    32621.44
  1996/06/30      53582.15                    32745.72
  1996/07/31      50330.39                    31299.02
  1996/08/31      51505.72                    31959.11
  1996/09/30      54966.42                    33757.77
  1996/10/31      55240.68                    34688.81
  1996/11/30      58518.54                    37310.94
  1996/12/31      56633.78                    36571.81
  1997/01/31      59995.18                    38856.82
  1997/02/28      58571.89                    39161.45
  1997/03/31      55277.98                    37552.31
  1997/04/30      58070.35                    39794.18
  1997/05/31      62136.90                    42216.85
  1997/06/30      64671.71                    44108.17
  1997/07/31      69538.02                    47617.85
  1997/08/31      66732.10                    44950.30
  1997/09/30      70527.55                    47412.23
  1997/10/31      67748.74                    45828.66
  1997/11/30      69687.13                    47950.07
  1997/12/31      69722.00                    48773.37
  1998/01/31      70567.95                    49312.81
  1998/02/28      75904.89                    52869.25
  1998/03/31      78480.82                    55576.68
  1998/04/30      79915.31                    56135.78
  1998/05/29      77786.71                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 135339 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class B on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $77,787 - a 677.87% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November
3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bear a 12b-1 fee.
Had Class C shares' 12b-1 fee been reflected, returns prior to
December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six months and one year total return figures are 1.00% and 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY GROWTH - CL C          11.70%  25.27%  135.67%  678.36%

FIDELITY ADV EQUITY GROWTH - CL C          10.71%  24.27%  135.67%  678.36%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                       11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV EQUITY GROWTH - CL C           25.27%  18.70%  22.78%

FIDELITY ADV EQUITY GROWTH - CL C           24.27%  18.70%  22.78%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                        25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Growth -CL C      S&P 500
             00479                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10890.04                    10459.00
  1988/07/31      10671.91                    10419.26
  1988/08/31      10200.70                    10065.00
  1988/09/30      10767.88                    10493.77
  1988/10/31      10654.44                    10785.50
  1988/11/30      10488.66                    10631.26
  1988/12/31      10972.14                    10817.31
  1989/01/31      11836.72                    11609.14
  1989/02/28      11845.63                    11320.07
  1989/03/31      12237.81                    11583.83
  1989/04/30      13048.91                    12185.03
  1989/05/31      14171.97                    12678.52
  1989/06/30      13646.10                    12606.26
  1989/07/31      14581.98                    13744.60
  1989/08/31      15152.42                    14013.99
  1989/09/30      15571.34                    13956.54
  1989/10/31      15375.26                    13632.75
  1989/11/30      15437.64                    13910.85
  1989/12/31      15892.20                    14244.71
  1990/01/31      14433.54                    13288.89
  1990/02/28      15014.97                    13460.32
  1990/03/31      15892.20                    13817.02
  1990/04/30      15575.98                    13471.59
  1990/05/31      17789.47                    14785.07
  1990/06/30      17942.47                    14684.54
  1990/07/31      17432.46                    14637.54
  1990/08/31      15208.77                    13314.31
  1990/09/30      13954.13                    12665.90
  1990/10/31      14127.53                    12611.44
  1990/11/30      15861.59                    13426.14
  1990/12/31      16993.84                    13800.73
  1991/01/31      19462.33                    14402.44
  1991/02/28      21216.79                    15432.22
  1991/03/31      23297.67                    15805.67
  1991/04/30      23216.08                    15843.61
  1991/05/31      24429.92                    16528.05
  1991/06/30      22400.04                    15771.07
  1991/07/31      24215.71                    16506.00
  1991/08/31      25521.36                    16897.19
  1991/09/30      25582.55                    16615.01
  1991/10/31      25653.96                    16837.65
  1991/11/30      24766.53                    16159.09
  1991/12/31      27990.15                    18007.69
  1992/01/31      28773.91                    17672.75
  1992/02/29      28921.81                    17902.49
  1992/03/31      27556.50                    17553.40
  1992/04/30      26987.63                    18069.47
  1992/05/31      26862.47                    18158.01
  1992/06/30      25975.02                    17887.45
  1992/07/31      26885.22                    18619.05
  1992/08/31      26236.70                    18237.36
  1992/09/30      26725.95                    18452.56
  1992/10/31      28125.39                    18517.14
  1992/11/30      29957.17                    19148.58
  1992/12/31      30759.00                    19384.11
  1993/01/31      31620.25                    19546.93
  1993/02/28      30794.56                    19812.77
  1993/03/31      31759.79                    20230.82
  1993/04/30      31224.84                    19741.23
  1993/05/31      33027.40                    20270.30
  1993/06/30      33155.31                    20329.08
  1993/07/31      32585.47                    20247.77
  1993/08/31      33771.67                    21015.16
  1993/09/30      34760.17                    20853.34
  1993/10/31      35178.82                    21285.00
  1993/11/30      34306.62                    21082.80
  1993/12/31      35327.97                    21337.90
  1994/01/31      36560.86                    22063.39
  1994/02/28      36255.37                    21465.47
  1994/03/31      34776.82                    20529.57
  1994/04/30      35143.40                    20792.35
  1994/05/31      34923.45                    21133.35
  1994/06/30      33396.00                    20615.58
  1994/07/31      34104.74                    21291.77
  1994/08/31      35644.41                    22164.73
  1994/09/30      34911.23                    21621.70
  1994/10/31      36047.64                    22108.19
  1994/11/30      34850.13                    21303.01
  1994/12/31      35015.21                    21618.93
  1995/01/31      34706.54                    22179.51
  1995/02/28      36039.98                    23043.84
  1995/03/31      37398.12                    23723.87
  1995/04/30      39015.54                    24422.54
  1995/05/31      40361.33                    25398.71
  1995/06/30      43435.66                    25988.72
  1995/07/31      46670.49                    26850.50
  1995/08/31      47152.02                    26917.90
  1995/09/30      48473.10                    28053.83
  1995/10/31      48226.18                    27953.68
  1995/11/30      49176.87                    29180.85
  1995/12/31      48719.89                    29742.87
  1996/01/31      49860.21                    30755.32
  1996/02/29      50970.26                    31040.42
  1996/03/31      51322.86                    31339.34
  1996/04/30      52850.79                    31801.28
  1996/05/31      54274.25                    32621.44
  1996/06/30      53582.10                    32745.72
  1996/07/31      50330.35                    31299.02
  1996/08/31      51505.68                    31959.11
  1996/09/30      54966.38                    33757.77
  1996/10/31      55240.63                    34688.81
  1996/11/30      58518.50                    37310.94
  1996/12/31      56633.74                    36571.81
  1997/01/31      59995.13                    38856.82
  1997/02/28      58571.84                    39161.45
  1997/03/31      55277.94                    37552.31
  1997/04/30      58070.31                    39794.18
  1997/05/31      62136.86                    42216.85
  1997/06/30      64671.67                    44108.17
  1997/07/31      69537.97                    47617.85
  1997/08/31      66732.05                    44950.30
  1997/09/30      70527.49                    47412.23
  1997/10/31      67748.69                    45828.66
  1997/11/30      69685.52                    47950.07
  1997/12/31      69719.50                    48773.37
  1998/01/31      70615.85                    49312.81
  1998/02/28      75947.07                    52869.25
  1998/03/31      78521.29                    55576.68
  1998/04/30      79953.10                    56135.78
  1998/05/29      77835.85                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 135829 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $77,836 - a 678.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 12.04%, 11.97%, 11.62% and 11.70%, respectively. During that same time, the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 26.04%, 25.93%, 25.19% and 25.27%, respectively. The Lipper peer group returned 25.86% and the S&P 500 returned 30.69% during the 12-month period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE SIX-MONTH
PERIOD?
A. Mainly because market breadth was poor, meaning the appreciation of the S&P 500 was concentrated in a few of the very largest stocks. To the extent that the fund was diversified beyond these few outperformers, it lagged the market. In addition, the fund's underweighted position, relative to the index, in finance stocks hurt performance. The fund's heavy position in the battered technology sector during the period also dragged its returns down.
Q. WHAT HAPPENED TO TECHNOLOGY STOCKS?
A. Technology is the largest sector in the fund and within the universe of growth stocks generally. These stocks took a beating in the fourth quarter of 1997 because of concerns that the Asian financial crisis would reduce U.S. technology exports to that region. When that didn't happen right away and Europe's strength compensated for some of the weakness in Asia, technology stocks rebounded. However, these stocks suffered in April and May when concerns about weakening Asian demand resurfaced. Generally, I was positive about the long-term growth prospects of most technology companies during the period because technology is the key driver of productivity improvements in the U.S. and worldwide. I also felt the weaker economies in Asia could lead to lower investment in Asian production capacity and, ultimately, to less Asian supply of technology products, which would be a positive for pricing for U.S. companies.
Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Wal-Mart, a top 10 holding, was up 38% over the past six months as better inventory management drove accelerated sales. Also helping performance were several pharmaceutical stocks that reaped the rewards of strong product pipelines and consolidation in the industry. For example, Warner-Lambert benefited from its blockbuster cholesterol-lowering drug, Lipitor, and from its popular diabetes drug, Rezulin. In addition, American Home Products was the target of takeover speculation in early 1998 - causing its stock to soar. When talks with SmithKline Beecham, the potential acquirer, fell apart, the stock didn't give up many of its gains because investors believed another deal could emerge. Finally, telephone stocks - particularly WorldCom - generated strong gains as higher volumes of data and Internet usage drove higher demand for these services.
Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?
A. Philip Morris - along with all of the tobacco stocks - suffered as congressional settlement talks turned negative for the companies. In particular, the possibility of legal protections for the industry looked increasingly unlikely. While a bill has yet to pass, it looked as if any bill would be much worse for the companies than investors had originally hoped. Another detractor was CompUSA, a computer retailer. The average selling price of a computer collapsed during the period because high inventory levels of lower-performance computers increased the price gap with higher-performance machines, making consumers unwilling to trade up to the latest models. In addition, there were no new software applications to make the higher-priced purchases necessary. This significantly cut into CompUSA's profits because prices for the PCs were about 30% lower than they were a year ago.
Q. WHAT'S YOUR OUTLOOK?
A. I will continue to seek out companies that offer above-average growth opportunities - particularly in the technology, health care and retail sectors. I will look for companies within these groups that can generate sales and earnings growth in most types of economic environments. As long as interest rates stay low, inflation is benign and the economy continues to grow at a moderately strong rate, I think these stocks should continue to generate healthy returns. I remain concerned about the high valuation levels of many stocks, but continue to focus on the best relative valuations - always trying to find the best growth prospects for the price.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JENNIFER UHRIG ON
INVESTING IN CABLE STOCKS:
"AS AN INDUSTRY, CABLE STOCKS
UNDERPERFORMED THE MARKET FOR
ABOUT THREE YEARS FROM 1994
THROUGH 1996, BEFORE RALLYING
SIGNIFICANTLY OVER THE PAST SIX
MONTHS. MOST OF THE STAGNATION IN
THE MIDDLE OF THE DECADE STEMMED
FROM THE INDUSTRY'S FAILURE TO INVEST IN
ITS EQUIPMENT AND SERVICES, WHICH LED
TO POOR SERVICE, AN INCREASE IN
REGULATORY SCRUTINY THAT PREVENTED
RATE INCREASES, AND GROWING
COMPETITION FROM DIRECT BROADCAST
SATELLITE (DBS) COMPANIES.
"THREE YEARS LATER, THE PICTURE HAS
CHANGED DRAMATICALLY. THE INDUSTRY
UPGRADED ITS PLANTS AND IMPROVED
ITS SERVICE, HAS BEEN ABLE TO RAISE ITS
RATES, AND HAS SEEN COMPETITION FROM
DBS COMPANIES SOFTEN. IN ADDITION,
OTHER PLAYERS FROM OUTSIDE OF THE
INDUSTRY - MOST NOTABLY MICROSOFT
AND AT&T - HAVE SHOWN A
COMMITMENT TO CABLE, SUGGESTING
THAT IT HAS SIGNIFICANT POTENTIAL AS A
MEANS OF PROVIDING INTERNET ACCESS
AND LOCAL PHONE SERVICE.
"I THINK THE MOST EXCITING ASPECT
OF THE CABLE STORY IN THE NEAR TERM,
HOWEVER, IS THE ROLL-OUT OF NEW
PRODUCT OFFERINGS, INCLUDING DIGITAL
TV AND ITS LESS-EXPENSIVE
COUNTERPART, ADVANCED ANALOG.
THESE PRODUCTS OFFER INCREASED
FUNCTIONALITY AND UP TO 200
CHANNELS, AS WELL AS INTERNET ACCESS
AT SPEEDS AT LEAST 20 TIMES GREATER
THAN CURRENT PHONE LINES. DOWN THE
ROAD, CABLE LOOKS TO BE A VIABLE
COMPETITOR IN THE MARKET FOR LOCAL
PHONE SERVICE."
FUND FACTS
GOAL: TO ACHIEVE CAPITAL
APPRECIATION BY INVESTING
PRIMARILY IN COMMON AND
PREFERRED STOCK AND SECURITIES
CONVERTIBLE INTO COMMON STOCK
OF COMPANIES WITH
ABOVE-AVERAGE GROWTH
CHARACTERISTICS
START DATE: NOVEMBER 22, 1983
SIZE: AS OF MAY 31, 1998,
MORE THAN $5.7 BILLION
MANAGER: JENNIFER UHRIG,
SINCE 1997; JOINED FIDELITY
IN 1987
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE STOCKS
                                     6 MONTHS AGO

JOHNSON & JOHNSON      3.1           1.2

MERCK & CO., INC.      3.1           1.3

MICROSOFT CORP.        2.9           3.0

WORLDCOM, INC.         2.6           1.8

WARNER-LAMBERT CO.     2.3           0.6

AT&T CORP.             2.2           0.6

WAL-MART STORES, INC.  2.1           2.8

GENERAL ELECTRIC CO.   2.0           0.8

FANNIE MAE             2.0           2.0

INTEL CORP.            1.9           0.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          24.5          24.3

HEALTH              18.8          18.6

RETAIL & WHOLESALE  11.6          9.9

FINANCE             11.3          9.4

MEDIA & LEISURE     10.2          6.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 98.09999999999999
ROW: 1, COL: 2, VALUE: 1.9
STOCKS 97.6%
SHORT-TERM
INVESTMENTS 2.4%
FOREIGN
INVESTMENTS 6.0%
STOCKS 98.1%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 2.8%
ROW: 1, COL: 1, VALUE: 97.59999999999999
ROW: 1, COL: 2, VALUE: 2.4
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 COMMON STOCKS - 98.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.9%
AEROSPACE & DEFENSE - 0.3%
Gulfstream Aerospace Corp. (a)  389,800 $ 16,567
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)  208,500  12,080
Raytheon Co.:
 Class A  235,841  12,573
 Class B  231,800  12,677
  37,330
TOTAL AEROSPACE & DEFENSE   53,897
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.3%
Cytec Industries, Inc. (a)  337,400  16,533
PACKAGING & CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  723,600  32,517
TOTAL BASIC INDUSTRIES   49,050
CONSTRUCTION & REAL ESTATE - 0.2%
ENGINEERING - 0.2%
Stolt Comex Seaway SA (a)  256,600  8,147
REAL ESTATE - 0.0%
Stewart Enterprises, Inc. Class A  53,400  1,442
TOTAL CONSTRUCTION & REAL ESTATE   9,589
DURABLES - 0.8%
TEXTILES & APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  939,100  33,741
NIKE, Inc. Class B  63,300  2,912
Reebok International Ltd. (a)  359,900  10,347
  47,000
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 1.9%
ENERGY SERVICES - 1.4%
BJ Services Co. (a)  39,800 $ 1,301
Coflexip sponsored ADR  436,500  32,356
Halliburton Co.   159,600  7,615
Schlumberger Ltd.   79,800  6,208
Smith International, Inc.   79,800  3,894
Varco International, Inc. (a)  459,500  11,976
Western Atlas, Inc. (a)  204,500  17,702
  81,052
OIL & GAS - 0.5%
EVI Weatherford, Inc. (a)  123,000  6,219
Tosco Corp.   645,300  20,488
  26,707
TOTAL ENERGY   107,759
FINANCE - 11.3%
BANKS - 1.3%
Bank of New York Co., Inc.   394,400  24,108
Providian Financial Corp.   134,300  8,545
Wells Fargo & Co.   117,600  42,512
  75,165
CREDIT & OTHER FINANCE - 2.8%
American Express Co.   1,038,804  106,607
Associates First Capital Corp.   449,300  33,613
Beneficial Corp.   152,100  20,381
Household International, Inc.   39,900  5,399
  166,000
FEDERAL SPONSORED CREDIT - 3.4%
Fannie Mae  1,901,400  113,846
Freddie Mac  1,378,400  62,717
SLM Holding Corp.   486,000  19,410
  195,973
INSURANCE - 3.8%
Allmerica Financial Corp.   235,100  14,738
Allstate Corp.   287,179  27,031
AMBAC, Inc.   588,200  32,167
American International Group, Inc.   376,400  46,603
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
MBIA, Inc.   217,700 $ 16,232
Progressive Corp.  285,400  39,350
UNUM Corp.   842,800  46,828
  222,949
TOTAL FINANCE   660,087
HEALTH - 18.8%
DRUGS & PHARMACEUTICALS - 11.5%
American Home Products Corp.   1,290,700  62,357
Amgen, Inc. (a)  522,300  31,599
Barr Laboratories, Inc. (a)   96,600  3,942
Bristol-Myers Squibb Co.   820,100  88,161
Elan Corp. PLC ADR (a)  410,300  25,105
Genentech, Inc. special (a)  237,400  16,381
Lilly (Eli) & Co.   1,146,700  70,450
Merck & Co., Inc.   1,532,800  179,433
Schering-Plough Corp.   422,300  35,341
Sepracor, Inc. (a)  443,200  19,058
Warner-Lambert Co.   2,105,900  134,383
Xoma, Inc. (a)  52  -
  666,210
MEDICAL EQUIPMENT & SUPPLIES - 5.4%
Arterial Vascular Engineering, Inc. (a)  292,700  9,046
Guidant Corp.   557,900  35,950
Johnson & Johnson  2,647,900  182,871
McKesson Corp.  496,700  38,805
Medtronic, Inc.   783,700  43,593
Sybron International Corp. (a)  157,900  3,780
  314,045
MEDICAL FACILITIES MANAGEMENT - 1.9%
Columbia/HCA Healthcare Corp.   939,605  30,713
Coram Healthcare Corp. warrants 7/11/99 (a)  3,393  -
HEALTHSOUTH Corp. (a)  1,316,200  37,347
Health Management Associates, Inc. Class A (a)  889,550  26,520
United HealthCare Corp.   264,500  16,928
  111,508
TOTAL HEALTH   1,091,763
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
ELECTRICAL EQUIPMENT - 2.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  19,900 $ 861
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  183,700
39,255
General Electric Co.   1,422,600  118,609
  158,725
POLLUTION CONTROL - 1.0%
USA Waste Services, Inc. (a)  742,400  35,032
Waste Management, Inc.   689,200  22,399
  57,431
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   216,156
MEDIA & LEISURE - 10.2%
BROADCASTING - 3.5%
CBS Corp.   1,019,400  32,366
Comcast Corp. Class A special  1,139,100  39,050
Cox Communications, Inc. Class A (a)  593,500  25,929
PanAmSat Corp. (a)  243,600  13,307
RCN Corp.   98,100  2,109
Tele-Communications, Inc.:
 (TCI Group), Series A (a)  1,192,700  40,925
 (TCI Ventures Group), Series A  266,100  4,632
Time Warner, Inc.   562,294  43,754
  202,072
ENTERTAINMENT - 2.0%
Disney (Walt) Co.   585,000  66,178
King World Productions, Inc.   461,600  11,771
Viacom, Inc. Class B (non-vtg.) (a)  693,000  38,115
  116,064
LEISURE DURABLES & TOYS - 0.4%
Harley-Davidson, Inc.   620,100  22,169
LODGING & GAMING - 0.4%
Mirage Resorts, Inc. (a)  489,300  10,184
Sun International Hotels Ltd. Ord. (a)  340,000  15,534
  25,718
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.2%
Applied Graphics Technologies, Inc. (a)  34,200 $ 1,650
Times Mirror Co. Class A  304,400  19,482
Tribune Co.   241,000  16,117
U.S. WEST Media Group (a)  935,800  34,683
  71,932
RESTAURANTS - 2.7%
Apple South, Inc.   415,100  5,448
Brinker International, Inc. (a)  1,035,900  22,531
Darden Restaurants, Inc.   733,800  11,328
Landry's Seafood Restaurants, Inc. (a)  756,200  17,133
McDonald's Corp.   638,200  41,882
Outback Steakhouse, Inc. (a)  500,900  18,471
Papa John's International, Inc. (a)  184,300  7,671
Tricon Global Restaurants, Inc.   434,980  13,512
Wendy's International, Inc.   788,700  19,471
  157,447
TOTAL MEDIA & LEISURE   595,402
NONDURABLES - 4.5%
AGRICULTURE - 0.3%
Delta & Pine Land Co.   179,000  7,663
Pioneer Hi-Bred International, Inc.   330,800  12,591
  20,254
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   75,600  3,473
Coca-Cola Co. (The)  255,000  19,986
  23,459
FOODS - 0.5%
American Italian Pasta Co. Series A  186,700  6,698
Sara Lee Corp. (a)  365,600  21,525
  28,223
HOUSEHOLD PRODUCTS - 1.6%
Avon Products, Inc.   151,300  12,378
Clorox Co.   253,000  21,126
Colgate-Palmolive Co.   160,500  13,964
Gillette Co.   393,900  46,136
  93,604
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.7%
Philip Morris Companies, Inc.   2,600,200 $ 97,182
TOTAL NONDURABLES   262,722
RETAIL & WHOLESALE - 11.6%
APPAREL STORES - 1.3%
Gap, Inc.   368,500  19,899
Payless ShoeSource, Inc. (a)  340,400  23,849
TJX Companies, Inc.   612,100  28,616
  72,364
DRUG STORES - 2.1%
CVS Corp.   620,677  43,564
General Nutrition Companies, Inc.   80,000  2,525
Rite Aid Corp.   1,149,400  41,163
Walgreen Co.   1,057,900  37,225
  124,477
GENERAL MERCHANDISE STORES - 4.0%
Costco Companies, Inc. (a)  537,600  31,114
Dayton Hudson Corp.   823,300  38,181
Nordstrom, Inc.   528,100  38,056
Wal-Mart Stores, Inc. (a)  2,260,600  124,757
  232,108
GROCERY STORES - 0.6%
Safeway, Inc. (a)  870,800  31,730
RETAIL & WHOLESALE, MISCELLANEOUS - 3.6%
Bed Bath & Beyond, Inc. (a)  616,600  30,946
Best Buy Co., Inc. (a)  689,000  22,479
Home Depot, Inc.   1,256,450  98,710
Lowe's Companies, Inc.   377,900  29,925
Staples, Inc. (a)  1,165,030  29,271
  211,331
TOTAL RETAIL & WHOLESALE   672,010
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.7%
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  565,200 $ 18,051
LEASING & RENTAL - 0.4%
Hertz Corp. Class A  526,100  24,135
SERVICES - 1.0%
AccuStaff, Inc. (a)  607,800  20,019
Corrections Corp. of America (a)  480,400  10,929
Service Corp. International  577,200  23,593
  54,541
TOTAL SERVICES   96,727
TECHNOLOGY - 24.5%
COMMUNICATIONS EQUIPMENT - 4.4%
Advanced Fibre Communication, Inc. (a)  151,500  5,615
Ascend Communications, Inc. (a)  915,100  39,521
Aspect Telecommunications Corp. (a)  559,800  14,450
Ciena Corp. (a)  745,400  38,761
Cisco Systems, Inc. (a)  1,117,400  84,503
DSC Communications Corp.   105,300  1,800
Lucent Technologies, Inc.   504,900  35,816
Nokia Corp. AB sponsored ADR  328,100  21,306
Northern Telecom Ltd.   174,500  11,175
  252,947
COMPUTER SERVICES & SOFTWARE - 7.6%
America Online, Inc. (a)  272,400  22,694
BMC Software, Inc. (a)  572,900  26,389
Broderbund Software, Inc. (a)  334,100  5,346
CSG Systems International, Inc. (a)  278,200  11,884
Citrix Systems, Inc. (a)  613,300  32,007
CompUSA, Inc. (a)  1,375,200  21,659
Compuware Corp. (a)  697,900  32,060
Documentum, Inc.   146,000  6,880
E Trade Group, Inc.   59,800  1,293
Electronic Data Systems Corp.  95,800  3,485
Equifax, Inc.   322,900  11,745
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Henry (Jack) & Associates, Inc.   30,000 $ 979
ICG Communications, Inc. (a)  185,000  5,596
Intuit, Inc. (a)  131,300  6,220
Keane, Inc. (a)  258,200  11,587
Microsoft Corp. (a)  1,955,300  165,834
Oracle Corp. (a)  895,500  21,156
Policy Management Systems Corp. (a)  43,500  3,589
Siebel Systems, Inc. (a)  649,500  14,776
SunGard Data Systems, Inc. (a)  484,200  16,523
Yahoo, Inc. (a)  200,700  21,977
  443,679
COMPUTERS & OFFICE EQUIPMENT - 7.1%
Apple Computer, Inc. (a)  1,080,500  28,768
Comverse Technology, Inc.   55,800  2,788
Dell Computer Corp. (a)  802,000  66,090
EMC Corp.   800,600  33,175
Fore Systems, Inc. (a)  705,800  15,528
Hewlett-Packard Co.   484,700  30,112
Ingram Micro, Inc. Class A (a)  842,800  37,136
Pitney Bowes, Inc.   563,800  26,499
Quantum Corp. (a)  1,557,600  34,073
SCI Systems, Inc. (a)  146,700  5,006
Seagate Technology (a)  1,232,400  28,499
Tech Data Corp. (a)  745,800  30,287
Western Digital Corp. (a)  1,154,400  19,625
Xerox Corp.   562,100  57,756
  415,342
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  442,700  14,166
Lam Research Corp. (a)  36,900  879
Novellus Systems, Inc. (a)  268,700  10,160
Waters Corp. (a)  173,200  10,089
  35,294
ELECTRONICS - 4.8%
Altera Corp. (a)  628,400  21,130
Intel Corp.   1,571,700  112,278
Lattice Semiconductor Corp. (a)  200,800  7,756
Linear Technology Corp.   9,400  657
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc. (a)  892,000 $ 21,018
Motorola, Inc.   267,700  14,171
Sanmina Corp. (a)  458,200  35,682
Texas Instruments, Inc.   1,038,800  53,368
Xilinx, Inc.   367,500  13,976
  280,036
TOTAL TECHNOLOGY   1,427,298
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation Corp. (a)  1,004,300  23,538
UTILITIES - 6.7%
CELLULAR - 0.4%
Nextel Communications, Inc. Class A (a)  979,000  23,068
ELECTRIC UTILITY - 0.1%
PG&E Corp.   188,200  5,928
TELEPHONE SERVICES - 6.2%
AT&T Corp.   2,072,200  126,145
LCI International, Inc. (a)  213,600  7,997
McLeodUSA, Inc. Class A (a)  71,200  2,955
Sprint Corp.   523,500  37,561
Teleport Communications Group, Inc. Class A (a) 541,900 30,313 Winstar Communications, Inc. (a) 147,100 5,516
WorldCom, Inc. (a)  3,312,080  150,700
  361,187
TOTAL UTILITIES   390,183
TOTAL COMMON STOCKS
(Cost $4,350,580)   5,703,181
CASH EQUIVALENTS - 1.9%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98 $ 113,006 $ 112,954
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,463,534)  $ 5,816,135
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,466,087,000. Net unrealized appreciation aggregated $1,350,048,000 of which $1,465,830,000 related to appreciated investment securities and $115,782,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
(EXCEPT PER-SHARE AMOUNTS)                               MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE             $ 5,816,135
AGREEMENTS OF $112,954) (COST $4,463,534) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                       55,163

RECEIVABLE FOR FUND SHARES SOLD                                       8,753

DIVIDENDS RECEIVABLE                                                  3,478

OTHER RECEIVABLES                                                     903

PREPAID EXPENSES                                                      6

 TOTAL ASSETS                                                         5,884,438

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 909

PAYABLE FOR INVESTMENTS PURCHASED                            79,922

PAYABLE FOR FUND SHARES REDEEMED                             50,601

ACCRUED MANAGEMENT FEE                                       2,898

DISTRIBUTION FEES PAYABLE                                    2,102

OTHER PAYABLES AND ACCRUED EXPENSES                          985

 TOTAL LIABILITIES                                                    137,417

NET ASSETS                                                           $ 5,747,021

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 3,907,782

ACCUMULATED NET INVESTMENT LOSS                                       (11,718)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 498,368
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             1,352,589
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                           $ 5,747,021


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
(EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $50.81
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($56,854 (DIVIDED BY) 1,119 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $50.81)         $53.91

CLASS T:                                                       $51.25
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,515,244 (DIVIDED BY) 88,110 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $51.25)         $53.11

CLASS B:                                                       $50.43
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($162,094 (DIVIDED BY) 3,214 SHARES)  A

CLASS C:                                                       $51.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,406 (DIVIDED BY) 438.5 SHARES)  A

INSTITUTIONAL CLASS:                                           $52.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($990,423 (DIVIDED BY) 19,015 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                   $ 21,291
DIVIDENDS

INTEREST                                                             3,248

 TOTAL INCOME                                                        24,539

EXPENSES

MANAGEMENT FEE                                            $ 16,471

TRANSFER AGENT FEES                                        4,716

DISTRIBUTION FEES                                          11,700

ACCOUNTING FEES AND EXPENSES                               408

NON-INTERESTED TRUSTEES' COMPENSATION                      14

CUSTODIAN FEES AND EXPENSES                                82

REGISTRATION FEES                                          151

AUDIT                                                      40

LEGAL                                                      17

MISCELLANEOUS                                              44

 TOTAL EXPENSES BEFORE REDUCTIONS                          33,643

 EXPENSE REDUCTIONS                                        (667)     32,976

NET INVESTMENT INCOME (LOSS)                                         (8,437)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     509,781

 FOREIGN CURRENCY TRANSACTIONS                             100       509,881

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     119,602

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (170)     119,432

NET GAIN (LOSS)                                                      629,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 620,876
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (8,437)          $ 1,831
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                509,881            736,818

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    119,432            175,459

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         620,876            914,108
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (1,050)            (24,274)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                      (3,280)            -

 FROM NET REALIZED GAIN                                  (619,428)          (133,430)

 TOTAL DISTRIBUTIONS                                     (623,758)          (157,704)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             410,695            (282,118)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                407,813            474,286

NET ASSETS

 BEGINNING OF PERIOD                                     5,339,208          4,864,922

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION     $ 5,747,021        $ 5,339,208
OF NET INVESTMENT INCOME OF $(11,718) AND $1,198,
RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED      YEARS ENDED
                                                   MAY 31, 1998          NOVEMBER 30,

                                                   (UNAUDITED)        1997          1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 51.69            $ 44.80       $ 39.47

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) E                     (.07)             (.06)         .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)            5.37              8.54          5.29

 TOTAL FROM INVESTMENT OPERATIONS                   5.30              8.48          5.33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (.03)             (.36)         -

 IN EXCESS OF NET INVESTMENT INCOME                 (.08)             -             -

 FROM NET REALIZED GAIN                             (6.07)            (1.23)        -

 TOTAL DISTRIBUTIONS                                (6.18)            (1.59)        -

NET ASSET VALUE, END OF PERIOD                     $ 50.81            $ 51.69       $ 44.80

TOTAL RETURN B, C                                   12.04%            19.73%        13.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)            $ 57               $ 29          $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.17% A           1.32% G       1.52% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.14% A, H        1.30% H       1.50% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.28)% A          (.12)%        .38% A
NET ASSETS

PORTFOLIO TURNOVER                                  130% A            108%          76%

AVERAGE COMMISSION RATE I                          $ .0459            $ .0427       $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED               YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 51.97            $ 44.81   $ 39.83   $ 28.52   $ 29.50   $ 26.33
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                (.10) D           (.04) D   .22 D     .06       .08       (.07) D
 INCOME (LOSS)

 NET REALIZED AND              5.42              8.60      6.90      11.54     .39       3.82
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.32              8.56      7.12      11.60     .47       3.75
 OPERATIONS

LESS DISTRIBUTIONS             -                 (.17)     (.03)     (.08)     -         (.08)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED             (6.04)            (1.23)    (2.11)    (.16)     (1.45)    (.50)
 GAIN

 IN EXCESS OF NET              -                 -         -         (.05)     -         -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (6.04)            (1.40)    (2.14)    (.29)     (1.45)    (.58)

NET ASSET VALUE,              $ 51.25            $ 51.97   $ 44.81   $ 39.83   $ 28.52   $ 29.50
END OF PERIOD

TOTAL RETURN B, C              11.97%            19.81%    19.00%    41.11%    1.58%     14.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 4,515            $ 4,206   $ 3,537   $ 2,051   $ 874     $ 378
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           1.31% A           1.31% E   1.36%     1.55%     1.71%     1.85%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           1.29% A, F        1.29% F   1.34% F   1.54% F   1.70% F   1.84% F
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        (.39)% A          (.08)%    .54%      .21%      .15%      (.24)%
INCOME (LOSS) TO
AVERAGE NET ASSETS

PORTFOLIO TURNOVER             130% A            108%      76%       97%       137%      160%

AVERAGE COMMISSION            $ .0459            $ .0427   $ .0414
RATE G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 51.41            $ 41.81

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.25)             (.32)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            5.34              9.95

 TOTAL FROM INVESTMENT OPERATIONS                                   5.09              9.63

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (6.07)            (.03)

NET ASSET VALUE, END OF PERIOD                                     $ 50.43            $ 51.41

TOTAL RETURN B, C                                                   11.62%            23.05%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 162              $ 71

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.93% A           1.93% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.90% A, G        1.90% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.04)% A         (.73)% A

PORTFOLIO TURNOVER                                                  130% A            108%

AVERAGE COMMISSION RATE H                                          $ .0459            $ .0427


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 51.95            $ 51.84

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.27)             (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            5.46              .13

 TOTAL FROM INVESTMENT OPERATIONS                                   5.19              .11

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (6.04)            -

NET ASSET VALUE, END OF PERIOD                                     $ 51.10            $ 51.95

TOTAL RETURN B, C                                                   11.70%            0.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 22               $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.95% A, F        1.95% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.90% A, G        1.89% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.10)% A         (.82)% A

PORTFOLIO TURNOVER                                                  130% A            108%

AVERAGE COMMISSION RATE H                                          $ .0459            $ .0427


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997     1996     1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 52.86            $ 45.52  $ 40.39  $ 28.90  $ 29.74  $ 26.37
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME         .04 D             .22 D    .45 D    .28      .30      .19 D

 NET REALIZED AND              5.48              8.72     7.00     11.69    .42      3.78
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.52              8.94     7.45     11.97    .72      3.97
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.05)             (.37)    (.21)    (.27)    (.11)    (.10)
 INCOME

 IN EXCESS OF NET              (.17)             -        -        -        -        -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (6.07)            (1.23)   (2.11)   (.16)    (1.45)   (.50)

 IN EXCESS OF                  -                 -        -        (.05)    -        -
 NET REALIZED GAIN

 TOTAL DISTRIBUTIONS           (6.29)            (1.60)   (2.32)   (.48)    (1.56)   (.60)

NET ASSET VALUE,              $ 52.09            $ 52.86  $ 45.52  $ 40.39  $ 28.90  $ 29.74
END OF PERIOD

TOTAL RETURN B, C              12.25%            20.46%   19.68%   42.15%   2.46%    15.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 990              $ 1,032  $ 1,324  $ 791    $ 410    $ 296
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .77% A            .77%     .79%     .83%     .86%     .95%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .75% A, E         .75% E   .77% E   .83%     .84% E   .94% E
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .15% A            .46%     1.11%    .92%     1.00%    .66%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER             130% A            108%     76%      97%      137%     160%

AVERAGE COMMISSION            $ .0459            $ .0427  $ .0414
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,496,368,000 and $3,628,914,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED BY
          FDC           FDC

CLASS A   $ 52,000      $ -

CLASS T    11,040,000    131,000

CLASS B    556,000       417,000

CLASS C    52,000        52,000

          $ 11,700,000  $ 600,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 16,000

CLASS T    301,000

CLASS B    24,000

CLASS C    11,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 415,000    $ 170,000

CLASS T    1,101,000    363,000

CLASS B    135,000      135,000 *

CLASS C    5,000        5,000*

          $ 1,656,000  $ 673,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEE - CONTINUED
respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 50,000     .25% *

CLASS T                 3,806,000   .18% *

CLASS B                 139,000     .25% *

CLASS C                 12,000      .24% *

INSTITUTIONAL CLASS     709,000     .14% *

                       $ 4,716,000

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $729,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   1.95%        $ 11,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $654,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                    SIX MONTHS ENDED  YEAR ENDED

                                    MAY 31,           NOVEMBER 30,
                                    1998              1997 A

FROM NET INVESTMENT INCOME

CLASS A                             $ 15,000          $ 44,000

CLASS T                              -                 13,448,000

CLASS B                              -                 -

CLASS C                              -                 -

INSTITUTIONAL CLASS                  1,035,000         10,782,000

TOTAL                               $ 1,050,000       $ 24,274,000

IN EXCESS OF NET INVESTMENT INCOME

CLASS A                             $ 48,000          $ -

CLASS T                              -                 -

CLASS B                              -                 -

CLASS C                              -                 -

INSTITUTIONAL CLASS                  3,232,000         -

TOTAL                               $ 3,280,000       $ -

FROM NET REALIZED GAIN

CLASS A                             $ 3,495,000       $ 155,000

CLASS T                              488,377,000       97,420,000

CLASS B                              9,146,000         341

CLASS C                              223,000           -

INSTITUTIONAL CLASS                  118,187,000       35,855,000

TOTAL                               $ 619,428,000     $ 133,430,341

A DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS            SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A, B     1998               1997 A, B

CLASS A                          571                527          $ 28,279           $ 25,137
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    77                 5             3,416              193

SHARES REDEEMED                  (81)               (79)          (4,016)            (3,746)

NET INCREASE (DECREASE)                                          $ 27,679           $ 21,584
                                567                453

CLASS T                          12,496             24,794       $ 616,364          $ 1,148,466
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,178             2,444         457,907            103,689

SHARES REDEEMED                  (15,487)           (25,241)      (769,910)          (1,172,658)

NET INCREASE (DECREASE)                                          $ 304,361          $ 79,497
                                7,187              1,997

CLASS B                          1,795              1,494        $ 88,602           $ 71,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    193                -             8,586              -

SHARES REDEEMED                  (165)              (103)         (8,122)            (4,871)

NET INCREASE (DECREASE)                                          $ 89,066           $ 66,231
                                1,823              1,391

CLASS C                          452                19           $ 22,455           $ 959
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4                  -             187                -

SHARES REDEEMED                  (36)               -             (1,815)            -

NET INCREASE (DECREASE)                                          $ 20,827           $ 959
                                420                19

INSTITUTIONAL CLASS              3,546              8,066        $ 175,340          $ 377,761
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,960              748           89,402             32,100

SHARES REDEEMED                  (6,024)            (18,359)      (295,980)          (860,250)

NET INCREASE (DECREASE)                                          $ (31,238)         $ (450,389)
                                (518)              (9,545)


A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                92,000

CLASS B                14,000

CLASS C                12,000

INSTITUTIONAL CLASS    25,000

                      $ 151,000





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)




(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY GROWTH
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUE.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 29  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR EQUITY GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 6  PAST 1  PAST 5   PAST 10
                                      MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV EQUITY GROWTH - INST CL  12.25%  26.60%  145.76%  715.69%

S&P 500 (REGISTERED TRADEMARK)        15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                  11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV EQUITY GROWTH - INST CL  26.60%  19.70%  23.35%

S&P 500                               30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                  25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Equity Growth -CL I      S&P 500
             00086                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10890.05                    10459.00
  1988/07/31      10671.90                    10419.26
  1988/08/31      10200.70                    10065.00
  1988/09/30      10767.89                    10493.77
  1988/10/31      10654.45                    10785.50
  1988/11/30      10488.66                    10631.26
  1988/12/31      10972.14                    10817.31
  1989/01/31      11836.72                    11609.14
  1989/02/28      11845.64                    11320.07
  1989/03/31      12237.82                    11583.83
  1989/04/30      13048.92                    12185.03
  1989/05/31      14171.98                    12678.52
  1989/06/30      13646.10                    12606.26
  1989/07/31      14581.99                    13744.60
  1989/08/31      15152.43                    14013.99
  1989/09/30      15571.35                    13956.54
  1989/10/31      15375.26                    13632.75
  1989/11/30      15437.65                    13910.85
  1989/12/31      15892.20                    14244.71
  1990/01/31      14433.55                    13288.89
  1990/02/28      15014.97                    13460.32
  1990/03/31      15892.20                    13817.02
  1990/04/30      15575.99                    13471.59
  1990/05/31      17789.47                    14785.07
  1990/06/30      17942.48                    14684.54
  1990/07/31      17432.46                    14637.54
  1990/08/31      15208.78                    13314.31
  1990/09/30      13954.13                    12665.90
  1990/10/31      14127.54                    12611.44
  1990/11/30      15861.60                    13426.14
  1990/12/31      16993.84                    13800.73
  1991/01/31      19462.34                    14402.44
  1991/02/28      21216.80                    15432.22
  1991/03/31      23297.68                    15805.67
  1991/04/30      23216.08                    15843.61
  1991/05/31      24429.93                    16528.05
  1991/06/30      22400.05                    15771.07
  1991/07/31      24215.72                    16506.00
  1991/08/31      25521.37                    16897.19
  1991/09/30      25582.57                    16615.01
  1991/10/31      25653.97                    16837.65
  1991/11/30      24766.54                    16159.09
  1991/12/31      27990.16                    18007.69
  1992/01/31      28773.92                    17672.75
  1992/02/29      28921.83                    17902.49
  1992/03/31      27556.51                    17553.40
  1992/04/30      26987.64                    18069.47
  1992/05/31      26862.48                    18158.01
  1992/06/30      25975.03                    17887.45
  1992/07/31      26885.24                    18619.05
  1992/08/31      26236.71                    18237.36
  1992/09/30      26725.95                    18452.56
  1992/10/31      28136.77                    18517.14
  1992/11/30      30002.70                    19148.58
  1992/12/31      30827.72                    19384.11
  1993/01/31      31689.57                    19546.93
  1993/02/28      30886.57                    19812.77
  1993/03/31      31864.14                    20230.82
  1993/04/30      31352.08                    19741.23
  1993/05/31      33190.84                    20270.30
  1993/06/30      33330.49                    20329.08
  1993/07/31      32771.88                    20247.77
  1993/08/31      33993.84                    21015.16
  1993/09/30      35017.97                    20853.34
  1993/10/31      35460.20                    21285.00
  1993/11/30      34610.64                    21082.80
  1993/12/31      35670.45                    21337.90
  1994/01/31      36957.53                    22063.39
  1994/02/28      36663.05                    21465.47
  1994/03/31      35178.36                    20529.57
  1994/04/30      35583.28                    20792.35
  1994/05/31      35386.96                    21133.35
  1994/06/30      33853.19                    20615.58
  1994/07/31      34601.67                    21291.77
  1994/08/31      36184.51                    22164.73
  1994/09/30      35460.58                    21621.70
  1994/10/31      36638.51                    22108.19
  1994/11/30      35460.58                    21303.01
  1994/12/31      35655.12                    21618.93
  1995/01/31      35355.60                    22179.51
  1995/02/28      36740.87                    23043.84
  1995/03/31      38151.10                    23723.87
  1995/04/30      39810.93                    24422.54
  1995/05/31      41221.16                    25398.71
  1995/06/30      44378.58                    25988.72
  1995/07/31      47710.72                    26850.50
  1995/08/31      48222.39                    26917.90
  1995/09/30      49607.67                    28053.83
  1995/10/31      49383.03                    27953.68
  1995/11/30      50406.38                    29180.85
  1995/12/31      49958.66                    29742.87
  1996/01/31      51155.67                    30755.32
  1996/02/29      52321.91                    31040.42
  1996/03/31      52706.24                    31339.34
  1996/04/30      54309.83                    31801.28
  1996/05/31      55794.14                    32621.44
  1996/06/30      55104.99                    32745.72
  1996/07/31      51778.55                    31299.02
  1996/08/31      53011.06                    31959.11
  1996/09/30      56602.56                    33757.77
  1996/10/31      56907.37                    34688.81
  1996/11/30      60326.58                    37310.94
  1996/12/31      58398.31                    36571.81
  1997/01/31      61931.06                    38856.82
  1997/02/28      60542.59                    39161.45
  1997/03/31      57202.03                    37552.31
  1997/04/30      60143.92                    39794.18
  1997/05/31      64433.04                    42216.85
  1997/06/30      67100.00                    44108.17
  1997/07/31      72227.70                    47617.85
  1997/08/31      69409.52                    44950.30
  1997/09/30      73409.95                    47412.23
  1997/10/31      70578.03                    45828.66
  1997/11/30      72667.61                    47950.07
  1997/12/31      72771.18                    48773.37
  1998/01/31      73724.02                    49312.81
  1998/02/28      79361.37                    52869.25
  1998/03/31      82133.07                    55576.68
  1998/04/30      83714.66                    56135.78
  1998/05/29      81569.33                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 154049 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $81,569 - a 715.69% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 12.25%. During that same time, the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares returned 26.60%, while the Lipper peer group returned 25.86% and the S&P 500 returned 30.69%.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE SIX-MONTH
PERIOD?
A. Mainly because market breadth was poor, meaning the appreciation of the S&P 500 was concentrated in a few of the very largest stocks. To the extent that the fund was diversified beyond these few outperformers, it lagged the market. In addition, the fund's underweighted position, relative to the index, in finance stocks hurt performance. The fund's heavy position in the battered technology sector during the period also dragged its returns down.
Q. WHAT HAPPENED TO TECHNOLOGY STOCKS?
A. Technology is the largest sector in the fund and within the universe of growth stocks generally. These stocks took a beating in the fourth quarter of 1997 because of concerns that the Asian financial crisis would reduce U.S. technology exports to that region. When that didn't happen right away and Europe's strength compensated for some of the weakness in Asia, technology stocks rebounded. However, these stocks suffered in April and May when concerns about weakening Asian demand resurfaced. Generally, I was positive about the long-term growth prospects of most technology companies during the period because technology is the key driver of productivity improvements in the U.S. and worldwide. I also felt the weaker economies in Asia could lead to lower investment in Asian production capacity and, ultimately, to less Asian supply of technology products, which would be a positive for pricing for U.S. companies.
Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Wal-Mart, a top 10 holding, was up 38% over the past six months as better inventory management drove accelerated sales. Also helping performance were several pharmaceutical stocks that reaped the rewards of strong product pipelines and consolidation in the industry. For example, Warner-Lambert benefited from its blockbuster cholesterol-lowering drug, Lipitor, and from its popular diabetes drug, Rezulin. In addition, American Home Products was the target of takeover speculation in early 1998 - causing its stock to soar. When talks with SmithKline Beecham, the potential acquirer, fell apart, the stock didn't give up many of its gains because investors believed another deal could emerge. Finally, telephone stocks - particularly WorldCom - generated strong gains as higher volumes of data and Internet usage drove higher demand for these services.
Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?
A. Philip Morris - along with all of the tobacco stocks - suffered as congressional settlement talks turned negative for the companies. In particular, the possibility of legal protections for the industry looked increasingly unlikely. While a bill has yet to pass, it looked as if any bill would be much worse for the companies than investors had originally hoped. Another detractor was CompUSA, a computer retailer. The average selling price of a computer collapsed during the period because high inventory levels of lower-performance computers increased the price gap with higher-performance machines, making consumers unwilling to trade up to the latest models. In addition, there were no new software applications to make the higher-priced purchases necessary. This significantly cut into CompUSA's profits because prices for the PCs were about 30% lower than they were a year ago.
Q. WHAT'S YOUR OUTLOOK?
A. I will continue to seek out companies that offer above-average growth opportunities - particularly in the technology, health care and retail sectors. I will look for companies within these groups that can generate sales and earnings growth in most types of economic environments. As long as interest rates stay low, inflation is benign and the economy continues to grow at a moderately strong rate, I think these stocks should continue to generate healthy returns. I remain concerned about the high valuation levels of many stocks, but continue to focus on the best relative valuations - always trying to find the best growth prospects for the price.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JENNIFER UHRIG ON
INVESTING IN CABLE STOCKS:
"AS AN INDUSTRY, CABLE STOCKS
UNDERPERFORMED THE MARKET FOR
ABOUT THREE YEARS FROM 1994
THROUGH 1996, BEFORE RALLYING
SIGNIFICANTLY OVER THE PAST SIX
MONTHS. MOST OF THE STAGNATION IN
THE MIDDLE OF THE DECADE STEMMED
FROM THE INDUSTRY'S FAILURE TO INVEST IN
ITS EQUIPMENT AND SERVICES, WHICH LED
TO POOR SERVICE, AN INCREASE IN
REGULATORY SCRUTINY THAT PREVENTED
RATE INCREASES, AND GROWING
COMPETITION FROM DIRECT BROADCAST
SATELLITE (DBS) COMPANIES.
"THREE YEARS LATER, THE PICTURE HAS
CHANGED DRAMATICALLY. THE INDUSTRY
UPGRADED ITS PLANTS AND IMPROVED
ITS SERVICE, HAS BEEN ABLE TO RAISE ITS
RATES, AND HAS SEEN COMPETITION FROM
DBS COMPANIES SOFTEN. IN ADDITION,
OTHER PLAYERS FROM OUTSIDE OF THE
INDUSTRY - MOST NOTABLY MICROSOFT
AND AT&T - HAVE SHOWN A
COMMITMENT TO CABLE, SUGGESTING
THAT IT HAS SIGNIFICANT POTENTIAL AS A
MEANS OF PROVIDING INTERNET ACCESS
AND LOCAL PHONE SERVICE.
"I THINK THE MOST EXCITING ASPECT
OF THE CABLE STORY IN THE NEAR TERM,
HOWEVER, IS THE ROLL-OUT OF NEW
PRODUCT OFFERINGS, INCLUDING DIGITAL
TV AND ITS LESS-EXPENSIVE
COUNTERPART, ADVANCED ANALOG.
THESE PRODUCTS OFFER INCREASED
FUNCTIONALITY AND UP TO 200
CHANNELS, AS WELL AS INTERNET ACCESS
AT SPEEDS AT LEAST 20 TIMES GREATER
THAN CURRENT PHONE LINES. DOWN THE
ROAD, CABLE LOOKS TO BE A VIABLE
COMPETITOR IN THE MARKET FOR LOCAL
PHONE SERVICE."
FUND FACTS
GOAL: TO ACHIEVE CAPITAL
APPRECIATION BY INVESTING
PRIMARILY IN COMMON AND
PREFERRED STOCK AND SECURITIES
CONVERTIBLE INTO COMMON STOCK
OF COMPANIES WITH
ABOVE-AVERAGE GROWTH
CHARACTERISTICS
START DATE: NOVEMBER 22, 1983
SIZE: AS OF MAY 31, 1998,
MORE THAN $5.7 BILLION
MANAGER: JENNIFER UHRIG,
SINCE 1997; JOINED FIDELITY
IN 1987
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE STOCKS
                                     6 MONTHS AGO

JOHNSON & JOHNSON      3.1           1.2

MERCK & CO., INC.      3.1           1.3

MICROSOFT CORP.        2.9           3.0

WORLDCOM, INC.         2.6           1.8

WARNER-LAMBERT CO.     2.3           0.6

AT&T CORP.             2.2           0.6

WAL-MART STORES, INC.  2.1           2.8

GENERAL ELECTRIC CO.   2.0           0.8

FANNIE MAE             2.0           2.0

INTEL CORP.            1.9           0.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          24.5          24.3

HEALTH              18.8          18.6

RETAIL & WHOLESALE  11.6          9.9

FINANCE             11.3          9.4

MEDIA & LEISURE     10.2          6.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 98.09999999999999
ROW: 1, COL: 2, VALUE: 1.9
STOCKS 97.6%
SHORT-TERM
INVESTMENTS 2.4%
FOREIGN
INVESTMENTS 6.0%
STOCKS 98.1%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 2.8%
ROW: 1, COL: 1, VALUE: 97.59999999999999
ROW: 1, COL: 2, VALUE: 2.4
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 COMMON STOCKS - 98.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.9%
AEROSPACE & DEFENSE - 0.3%
Gulfstream Aerospace Corp. (a)  389,800 $ 16,567
DEFENSE ELECTRONICS - 0.6%
Litton Industries, Inc. (a)  208,500  12,080
Raytheon Co.:
 Class A  235,841  12,573
 Class B  231,800  12,677
  37,330
TOTAL AEROSPACE & DEFENSE   53,897
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.3%
Cytec Industries, Inc. (a)  337,400  16,533
PACKAGING & CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  723,600  32,517
TOTAL BASIC INDUSTRIES   49,050
CONSTRUCTION & REAL ESTATE - 0.2%
ENGINEERING - 0.2%
Stolt Comex Seaway SA (a)  256,600  8,147
REAL ESTATE - 0.0%
Stewart Enterprises, Inc. Class A  53,400  1,442
TOTAL CONSTRUCTION & REAL ESTATE   9,589
DURABLES - 0.8%
TEXTILES & APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  939,100  33,741
NIKE, Inc. Class B  63,300  2,912
Reebok International Ltd. (a)  359,900  10,347
  47,000
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 1.9%
ENERGY SERVICES - 1.4%
BJ Services Co. (a)  39,800 $ 1,301
Coflexip sponsored ADR  436,500  32,356
Halliburton Co.   159,600  7,615
Schlumberger Ltd.   79,800  6,208
Smith International, Inc.   79,800  3,894
Varco International, Inc. (a)  459,500  11,976
Western Atlas, Inc. (a)  204,500  17,702
  81,052
OIL & GAS - 0.5%
EVI Weatherford, Inc. (a)  123,000  6,219
Tosco Corp.   645,300  20,488
  26,707
TOTAL ENERGY   107,759
FINANCE - 11.3%
BANKS - 1.3%
Bank of New York Co., Inc.   394,400  24,108
Providian Financial Corp.   134,300  8,545
Wells Fargo & Co.   117,600  42,512
  75,165
CREDIT & OTHER FINANCE - 2.8%
American Express Co.   1,038,804  106,607
Associates First Capital Corp.   449,300  33,613
Beneficial Corp.   152,100  20,381
Household International, Inc.   39,900  5,399
  166,000
FEDERAL SPONSORED CREDIT - 3.4%
Fannie Mae  1,901,400  113,846
Freddie Mac  1,378,400  62,717
SLM Holding Corp.   486,000  19,410
  195,973
INSURANCE - 3.8%
Allmerica Financial Corp.   235,100  14,738
Allstate Corp.   287,179  27,031
AMBAC, Inc.   588,200  32,167
American International Group, Inc.   376,400  46,603
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
MBIA, Inc.   217,700 $ 16,232
Progressive Corp.  285,400  39,350
UNUM Corp.   842,800  46,828
  222,949
TOTAL FINANCE   660,087
HEALTH - 18.8%
DRUGS & PHARMACEUTICALS - 11.5%
American Home Products Corp.   1,290,700  62,357
Amgen, Inc. (a)  522,300  31,599
Barr Laboratories, Inc. (a)   96,600  3,942
Bristol-Myers Squibb Co.   820,100  88,161
Elan Corp. PLC ADR (a)  410,300  25,105
Genentech, Inc. special (a)  237,400  16,381
Lilly (Eli) & Co.   1,146,700  70,450
Merck & Co., Inc.   1,532,800  179,433
Schering-Plough Corp.   422,300  35,341
Sepracor, Inc. (a)  443,200  19,058
Warner-Lambert Co.   2,105,900  134,383
Xoma, Inc. (a)  52  -
  666,210
MEDICAL EQUIPMENT & SUPPLIES - 5.4%
Arterial Vascular Engineering, Inc. (a)  292,700  9,046
Guidant Corp.   557,900  35,950
Johnson & Johnson  2,647,900  182,871
McKesson Corp.  496,700  38,805
Medtronic, Inc.   783,700  43,593
Sybron International Corp. (a)  157,900  3,780
  314,045
MEDICAL FACILITIES MANAGEMENT - 1.9%
Columbia/HCA Healthcare Corp.   939,605  30,713
Coram Healthcare Corp. warrants 7/11/99 (a)  3,393  -
HEALTHSOUTH Corp. (a)  1,316,200  37,347
Health Management Associates, Inc. Class A (a)  889,550  26,520
United HealthCare Corp.   264,500  16,928
  111,508
TOTAL HEALTH   1,091,763
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
ELECTRICAL EQUIPMENT - 2.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  19,900 $ 861
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  183,700
39,255
General Electric Co.   1,422,600  118,609
  158,725
POLLUTION CONTROL - 1.0%
USA Waste Services, Inc. (a)  742,400  35,032
Waste Management, Inc.   689,200  22,399
  57,431
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   216,156
MEDIA & LEISURE - 10.2%
BROADCASTING - 3.5%
CBS Corp.   1,019,400  32,366
Comcast Corp. Class A special  1,139,100  39,050
Cox Communications, Inc. Class A (a)  593,500  25,929
PanAmSat Corp. (a)  243,600  13,307
RCN Corp.   98,100  2,109
Tele-Communications, Inc.:
 (TCI Group), Series A (a)  1,192,700  40,925
 (TCI Ventures Group), Series A  266,100  4,632
Time Warner, Inc.   562,294  43,754
  202,072
ENTERTAINMENT - 2.0%
Disney (Walt) Co.   585,000  66,178
King World Productions, Inc.   461,600  11,771
Viacom, Inc. Class B (non-vtg.) (a)  693,000  38,115
  116,064
LEISURE DURABLES & TOYS - 0.4%
Harley-Davidson, Inc.   620,100  22,169
LODGING & GAMING - 0.4%
Mirage Resorts, Inc. (a)  489,300  10,184
Sun International Hotels Ltd. Ord. (a)  340,000  15,534
  25,718
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.2%
Applied Graphics Technologies, Inc. (a)  34,200 $ 1,650
Times Mirror Co. Class A  304,400  19,482
Tribune Co.   241,000  16,117
U.S. WEST Media Group (a)  935,800  34,683
  71,932
RESTAURANTS - 2.7%
Apple South, Inc.   415,100  5,448
Brinker International, Inc. (a)  1,035,900  22,531
Darden Restaurants, Inc.   733,800  11,328
Landry's Seafood Restaurants, Inc. (a)  756,200  17,133
McDonald's Corp.   638,200  41,882
Outback Steakhouse, Inc. (a)  500,900  18,471
Papa John's International, Inc. (a)  184,300  7,671
Tricon Global Restaurants, Inc.   434,980  13,512
Wendy's International, Inc.   788,700  19,471
  157,447
TOTAL MEDIA & LEISURE   595,402
NONDURABLES - 4.5%
AGRICULTURE - 0.3%
Delta & Pine Land Co.   179,000  7,663
Pioneer Hi-Bred International, Inc.   330,800  12,591
  20,254
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   75,600  3,473
Coca-Cola Co. (The)  255,000  19,986
  23,459
FOODS - 0.5%
American Italian Pasta Co. Series A  186,700  6,698
Sara Lee Corp. (a)  365,600  21,525
  28,223
HOUSEHOLD PRODUCTS - 1.6%
Avon Products, Inc.   151,300  12,378
Clorox Co.   253,000  21,126
Colgate-Palmolive Co.   160,500  13,964
Gillette Co.   393,900  46,136
  93,604
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.7%
Philip Morris Companies, Inc.   2,600,200 $ 97,182
TOTAL NONDURABLES   262,722
RETAIL & WHOLESALE - 11.6%
APPAREL STORES - 1.3%
Gap, Inc.   368,500  19,899
Payless ShoeSource, Inc. (a)  340,400  23,849
TJX Companies, Inc.   612,100  28,616
  72,364
DRUG STORES - 2.1%
CVS Corp.   620,677  43,564
General Nutrition Companies, Inc.   80,000  2,525
Rite Aid Corp.   1,149,400  41,163
Walgreen Co.   1,057,900  37,225
  124,477
GENERAL MERCHANDISE STORES - 4.0%
Costco Companies, Inc. (a)  537,600  31,114
Dayton Hudson Corp.   823,300  38,181
Nordstrom, Inc.   528,100  38,056
Wal-Mart Stores, Inc. (a)  2,260,600  124,757
  232,108
GROCERY STORES - 0.6%
Safeway, Inc. (a)  870,800  31,730
RETAIL & WHOLESALE, MISCELLANEOUS - 3.6%
Bed Bath & Beyond, Inc. (a)  616,600  30,946
Best Buy Co., Inc. (a)  689,000  22,479
Home Depot, Inc.   1,256,450  98,710
Lowe's Companies, Inc.   377,900  29,925
Staples, Inc. (a)  1,165,030  29,271
  211,331
TOTAL RETAIL & WHOLESALE   672,010
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.7%
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  565,200 $ 18,051
LEASING & RENTAL - 0.4%
Hertz Corp. Class A  526,100  24,135
SERVICES - 1.0%
AccuStaff, Inc. (a)  607,800  20,019
Corrections Corp. of America (a)  480,400  10,929
Service Corp. International  577,200  23,593
  54,541
TOTAL SERVICES   96,727
TECHNOLOGY - 24.5%
COMMUNICATIONS EQUIPMENT - 4.4%
Advanced Fibre Communication, Inc. (a)  151,500  5,615
Ascend Communications, Inc. (a)  915,100  39,521
Aspect Telecommunications Corp. (a)  559,800  14,450
Ciena Corp. (a)  745,400  38,761
Cisco Systems, Inc. (a)  1,117,400  84,503
DSC Communications Corp.   105,300  1,800
Lucent Technologies, Inc.   504,900  35,816
Nokia Corp. AB sponsored ADR  328,100  21,306
Northern Telecom Ltd.   174,500  11,175
  252,947
COMPUTER SERVICES & SOFTWARE - 7.6%
America Online, Inc. (a)  272,400  22,694
BMC Software, Inc. (a)  572,900  26,389
Broderbund Software, Inc. (a)  334,100  5,346
CSG Systems International, Inc. (a)  278,200  11,884
Citrix Systems, Inc. (a)  613,300  32,007
CompUSA, Inc. (a)  1,375,200  21,659
Compuware Corp. (a)  697,900  32,060
Documentum, Inc.   146,000  6,880
E Trade Group, Inc.   59,800  1,293
Electronic Data Systems Corp.  95,800  3,485
Equifax, Inc.   322,900  11,745
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Henry (Jack) & Associates, Inc.   30,000 $ 979
ICG Communications, Inc. (a)  185,000  5,596
Intuit, Inc. (a)  131,300  6,220
Keane, Inc. (a)  258,200  11,587
Microsoft Corp. (a)  1,955,300  165,834
Oracle Corp. (a)  895,500  21,156
Policy Management Systems Corp. (a)  43,500  3,589
Siebel Systems, Inc. (a)  649,500  14,776
SunGard Data Systems, Inc. (a)  484,200  16,523
Yahoo, Inc. (a)  200,700  21,977
  443,679
COMPUTERS & OFFICE EQUIPMENT - 7.1%
Apple Computer, Inc. (a)  1,080,500  28,768
Comverse Technology, Inc.   55,800  2,788
Dell Computer Corp. (a)  802,000  66,090
EMC Corp.   800,600  33,175
Fore Systems, Inc. (a)  705,800  15,528
Hewlett-Packard Co.   484,700  30,112
Ingram Micro, Inc. Class A (a)  842,800  37,136
Pitney Bowes, Inc.   563,800  26,499
Quantum Corp. (a)  1,557,600  34,073
SCI Systems, Inc. (a)  146,700  5,006
Seagate Technology (a)  1,232,400  28,499
Tech Data Corp. (a)  745,800  30,287
Western Digital Corp. (a)  1,154,400  19,625
Xerox Corp.   562,100  57,756
  415,342
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  442,700  14,166
Lam Research Corp. (a)  36,900  879
Novellus Systems, Inc. (a)  268,700  10,160
Waters Corp. (a)  173,200  10,089
  35,294
ELECTRONICS - 4.8%
Altera Corp. (a)  628,400  21,130
Intel Corp.   1,571,700  112,278
Lattice Semiconductor Corp. (a)  200,800  7,756
Linear Technology Corp.   9,400  657
 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc. (a)  892,000 $ 21,018
Motorola, Inc.   267,700  14,171
Sanmina Corp. (a)  458,200  35,682
Texas Instruments, Inc.   1,038,800  53,368
Xilinx, Inc.   367,500  13,976
  280,036
TOTAL TECHNOLOGY   1,427,298
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Wisconsin Central Transportation Corp. (a)  1,004,300  23,538
UTILITIES - 6.7%
CELLULAR - 0.4%
Nextel Communications, Inc. Class A (a)  979,000  23,068
ELECTRIC UTILITY - 0.1%
PG&E Corp.   188,200  5,928
TELEPHONE SERVICES - 6.2%
AT&T Corp.   2,072,200  126,145
LCI International, Inc. (a)  213,600  7,997
McLeodUSA, Inc. Class A (a)  71,200  2,955
Sprint Corp.   523,500  37,561
Teleport Communications Group, Inc. Class A (a) 541,900 30,313 Winstar Communications, Inc. (a) 147,100 5,516
WorldCom, Inc. (a)  3,312,080  150,700
  361,187
TOTAL UTILITIES   390,183
TOTAL COMMON STOCKS
(Cost $4,350,580)   5,703,181
CASH EQUIVALENTS - 1.9%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98 $ 113,006 $ 112,954
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,463,534)  $ 5,816,135
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,466,087,000. Net unrealized appreciation aggregated $1,350,048,000 of which $1,465,830,000 related to appreciated investment securities and $115,782,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                           $ 5,816,135
AGREEMENTS OF $112,954) (COST $4,463,534) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                     55,163

RECEIVABLE FOR FUND SHARES SOLD                                                     8,753

DIVIDENDS RECEIVABLE                                                                3,478

OTHER RECEIVABLES                                                                   903

PREPAID EXPENSES                                                                    6

 TOTAL ASSETS                                                                       5,884,438

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                 $ 909

PAYABLE FOR INVESTMENTS PURCHASED                                          79,922

PAYABLE FOR FUND SHARES REDEEMED                                           50,601

ACCRUED MANAGEMENT FEE                                                     2,898

DISTRIBUTION FEES PAYABLE                                                  2,102

OTHER PAYABLES AND ACCRUED EXPENSES                                        985

 TOTAL LIABILITIES                                                                  137,417

NET ASSETS                                                                         $ 5,747,021

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 3,907,782

ACCUMULATED NET INVESTMENT LOSS                                                     (11,718)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                               498,368
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                           1,352,589
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                         $ 5,747,021


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                           $50.81
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($56,854 (DIVIDED BY) 1,119 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $50.81)                          $53.91

CLASS T:                                                                        $51.25
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,515,244 (DIVIDED BY) 88,110 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $51.25)                          $53.11

CLASS B:                                                                        $50.43
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($162,094 (DIVIDED BY) 3,214 SHARES)  A

CLASS C:                                                                        $51.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,406 (DIVIDED BY) 438.5 SHARES)  A

INSTITUTIONAL CLASS:                                                            $52.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($990,423 (DIVIDED BY) 19,015 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 21,291
DIVIDENDS

INTEREST                                                                    3,248

 TOTAL INCOME                                                               24,539

EXPENSES

MANAGEMENT FEE                                                   $ 16,471

TRANSFER AGENT FEES                                               4,716

DISTRIBUTION FEES                                                 11,700

ACCOUNTING FEES AND EXPENSES                                      408

NON-INTERESTED TRUSTEES' COMPENSATION                             14

CUSTODIAN FEES AND EXPENSES                                       82

REGISTRATION FEES                                                 151

AUDIT                                                             40

LEGAL                                                             17

MISCELLANEOUS                                                     44

 TOTAL EXPENSES BEFORE REDUCTIONS                                 33,643

 EXPENSE REDUCTIONS                                               (667)     32,976

NET INVESTMENT INCOME (LOSS)                                                (8,437)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            509,781

 FOREIGN CURRENCY TRANSACTIONS                                    100       509,881

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            119,602

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (170)     119,432

NET GAIN (LOSS)                                                             629,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 620,876
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                    SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (8,437)          $ 1,831
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                509,881            736,818

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    119,432            175,459

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         620,876            914,108
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (1,050)            (24,274)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                      (3,280)            -

 FROM NET REALIZED GAIN                                  (619,428)          (133,430)

 TOTAL DISTRIBUTIONS                                     (623,758)          (157,704)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             410,695            (282,118)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                407,813            474,286

NET ASSETS

 BEGINNING OF PERIOD                                     5,339,208          4,864,922

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION     $ 5,747,021        $ 5,339,208
OF NET INVESTMENT INCOME OF $(11,718) AND $1,198,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
     SIX MONTHS ENDED   YEARS ENDED
     MAY 31, 1998       NOVEMBER 30,

     (UNAUDITED)        1997          1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 51.69      $ 44.80   $ 39.47

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) E                     (.07)        (.06)     .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)            5.37         8.54      5.29

 TOTAL FROM INVESTMENT OPERATIONS                   5.30         8.48      5.33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         (.03)        (.36)     -

 IN EXCESS OF NET INVESTMENT INCOME                 (.08)        -         -

 FROM NET REALIZED GAIN                             (6.07)       (1.23)    -

 TOTAL DISTRIBUTIONS                                (6.18)       (1.59)    -

NET ASSET VALUE, END OF PERIOD                     $ 50.81      $ 51.69   $ 44.80

TOTAL RETURN B, C                                   12.04%       19.73%    13.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)            $ 57         $ 29      $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.17% A      1.32% G   1.52% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.14% A, H   1.30% H   1.50% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.28)% A     (.12)%    .38% A
NET ASSETS

PORTFOLIO TURNOVER                                  130% A       108%      76%

AVERAGE COMMISSION RATE I                          $ .0459      $ .0427   $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
     SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
     MAY 31, 1998

     (UNAUDITED)        1997                      1996  1995  1994  1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 51.97      $ 44.81   $ 39.83   $ 28.52   $ 29.50   $ 26.33
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                (.10) D      (.04) D   .22 D     .06       .08       (.07) D
 INCOME (LOSS)

 NET REALIZED AND              5.42         8.60      6.90      11.54     .39       3.82
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.32         8.56      7.12      11.60     .47       3.75
 OPERATIONS

LESS DISTRIBUTIONS             -            (.17)     (.03)     (.08)     -         (.08)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED             (6.04)       (1.23)    (2.11)    (.16)     (1.45)    (.50)
 GAIN

 IN EXCESS OF NET              -            -         -         (.05)     -         -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (6.04)       (1.40)    (2.14)    (.29)     (1.45)    (.58)

NET ASSET VALUE,              $ 51.25      $ 51.97   $ 44.81   $ 39.83   $ 28.52   $ 29.50
END OF PERIOD

TOTAL RETURN B, C              11.97%       19.81%    19.00%    41.11%    1.58%     14.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 4,515      $ 4,206   $ 3,537   $ 2,051   $ 874     $ 378
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           1.31% A      1.31% E   1.36%     1.55%     1.71%     1.85%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           1.29% A, F   1.29% F   1.34% F   1.54% F   1.70% F   1.84% F
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        (.39)% A     (.08)%    .54%      .21%      .15%      (.24)%
INCOME (LOSS) TO
AVERAGE NET ASSETS

PORTFOLIO TURNOVER             130% A       108%      76%       97%       137%      160%

AVERAGE COMMISSION            $ .0459      $ .0427   $ .0414
RATE G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
     SIX MONTHS ENDED   YEAR ENDED
     MAY 31, 1998       NOVEMBER 30,

     (UNAUDITED)        1997 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 51.41      $ 41.81

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.25)        (.32)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            5.34         9.95

 TOTAL FROM INVESTMENT OPERATIONS                                   5.09         9.63

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (6.07)       (.03)

NET ASSET VALUE, END OF PERIOD                                     $ 50.43      $ 51.41

TOTAL RETURN B, C                                                   11.62%       23.05%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 162        $ 71

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.93% A      1.93% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.90% A, G   1.90% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.04)% A    (.73)% A

PORTFOLIO TURNOVER                                                  130% A       108%

AVERAGE COMMISSION RATE H                                          $ .0459      $ .0427


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
     SIX MONTHS ENDED   YEAR ENDED
     MAY 31, 1998       NOVEMBER 30,

     (UNAUDITED)        1997 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 51.95      $ 51.84

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.27)        (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            5.46         .13

 TOTAL FROM INVESTMENT OPERATIONS                                   5.19         .11

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (6.04)       -

NET ASSET VALUE, END OF PERIOD                                     $ 51.10      $ 51.95

TOTAL RETURN B, C                                                   11.70%       0.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 22         $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.95% A, F   1.95% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.90% A, G   1.89% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.10)% A    (.82)% A

PORTFOLIO TURNOVER                                                  130% A       108%

AVERAGE COMMISSION RATE H                                          $ .0459      $ .0427


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
     SIX MONTHS ENDED   YEARS ENDED NOVEMBER 30,
     MAY 31, 1998

     (UNAUDITED)        1997                      1996  1995  1994  1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 52.86     $ 45.52  $ 40.39  $ 28.90  $ 29.74  $ 26.37
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME         .04 D       .22 D    .45 D    .28      .30      .19 D

 NET REALIZED AND              5.48        8.72     7.00     11.69    .42      3.78
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.52        8.94     7.45     11.97    .72      3.97
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.05)       (.37)    (.21)    (.27)    (.11)    (.10)
 INCOME

 IN EXCESS OF NET              (.17)       -        -        -        -        -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (6.07)      (1.23)   (2.11)   (.16)    (1.45)   (.50)

 IN EXCESS OF                  -           -        -        (.05)    -        -
 NET REALIZED GAIN

 TOTAL DISTRIBUTIONS           (6.29)      (1.60)   (2.32)   (.48)    (1.56)   (.60)

NET ASSET VALUE,              $ 52.09     $ 52.86  $ 45.52  $ 40.39  $ 28.90  $ 29.74
END OF PERIOD

TOTAL RETURN B, C              12.25%      20.46%   19.68%   42.15%   2.46%    15.36%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 990       $ 1,032  $ 1,324  $ 791    $ 410    $ 296
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .77% A      .77%     .79%     .83%     .86%     .95%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .75% A, E   .75% E   .77% E   .83%     .84% E   .94% E
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .15% A      .46%     1.11%    .92%     1.00%    .66%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER             130% A      108%     76%      97%      137%     160%

AVERAGE COMMISSION            $ .0459     $ .0427  $ .0414
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,496,368,000 and $3,628,914,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED BY
          FDC           FDC

CLASS A   $ 52,000      $ -

CLASS T    11,040,000    131,000

CLASS B    556,000       417,000

CLASS C    52,000        52,000

          $ 11,700,000  $ 600,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 16,000

CLASS T    301,000

CLASS B    24,000

CLASS C    11,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 415,000    $ 170,000

CLASS T    1,101,000    363,000

CLASS B    135,000      135,000 *

CLASS C    5,000        5,000*

          $ 1,656,000  $ 673,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEE - CONTINUED
respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 50,000     .25% *

CLASS T                 3,806,000   .18% *

CLASS B                 139,000     .25% *

CLASS C                 12,000      .24% *

INSTITUTIONAL CLASS     709,000     .14% *

                       $ 4,716,000

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $729,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   1.95%        $ 11,000

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $654,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                    SIX MONTHS ENDED  YEAR ENDED

                                    MAY 31,           NOVEMBER 30,
                                    1998              1997 A

FROM NET INVESTMENT INCOME

CLASS A                             $ 15,000          $ 44,000

CLASS T                              -                 13,448,000

CLASS B                              -                 -

CLASS C                              -                 -

INSTITUTIONAL CLASS                  1,035,000         10,782,000

TOTAL                               $ 1,050,000       $ 24,274,000

IN EXCESS OF NET INVESTMENT INCOME

CLASS A                             $ 48,000          $ -

CLASS T                              -                 -

CLASS B                              -                 -

CLASS C                              -                 -

INSTITUTIONAL CLASS                  3,232,000         -

TOTAL                               $ 3,280,000       $ -

FROM NET REALIZED GAIN

CLASS A                             $ 3,495,000       $ 155,000

CLASS T                              488,377,000       97,420,000

CLASS B                              9,146,000         341

CLASS C                              223,000           -

INSTITUTIONAL CLASS                  118,187,000       35,855,000

TOTAL                               $ 619,428,000     $ 133,430,341

A DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS            SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A, B     1998               1997 A, B

CLASS A                          571                527          $ 28,279           $ 25,137
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    77                 5             3,416              193

SHARES REDEEMED                  (81)               (79)          (4,016)            (3,746)

NET INCREASE (DECREASE)          567                453          $ 27,679           $ 21,584

CLASS T                          12,496             24,794       $ 616,364          $ 1,148,466
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,178             2,444         457,907            103,689

SHARES REDEEMED                  (15,487)           (25,241)      (769,910)          (1,172,658)

NET INCREASE (DECREASE)          7,187              1,997        $ 304,361          $ 79,497

CLASS B                          1,795              1,494        $ 88,602           $ 71,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    193                -             8,586              -

SHARES REDEEMED                  (165)              (103)         (8,122)            (4,871)

NET INCREASE (DECREASE)          1,823              1,391        $ 89,066           $ 66,231

CLASS C                          452                19           $ 22,455           $ 959
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4                  -             187                -

SHARES REDEEMED                  (36)               -             (1,815)            -

NET INCREASE (DECREASE)          420                19           $ 20,827           $ 959

INSTITUTIONAL CLASS              3,546              8,066        $ 175,340          $ 377,761
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,960              748           89,402             32,100

SHARES REDEEMED                  (6,024)            (18,359)      (295,980)          (860,250)

NET INCREASE (DECREASE)          (518)              (9,545)      $ (31,238)         $ (450,389)


A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                92,000

CLASS B                14,000

CLASS C                12,000

INSTITUTIONAL CLASS    25,000

                      $ 151,000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  28  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 37  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September
3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to
September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to
January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  PAST 5   PAST 10
                                          MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL A  12.02%  25.80%  150.40%  511.82%

FIDELITY ADV GROWTH OPPORTUNITIES - CL A  5.58%   18.56%  136.00%  476.64%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)            15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                      11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL A  25.80%  20.15%  19.86%

FIDELITY ADV GROWTH OPPORTUNITIES - CL A  18.56%  18.74%  19.15%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                   30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                      25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1988/05/31       9425.00                    10000.00
  1988/06/30      10260.03                    10459.00
  1988/07/31      10238.25                    10419.26
  1988/08/31       9889.71                    10065.00
  1988/09/30      10289.08                    10493.77
  1988/10/31      10361.69                    10785.50
  1988/11/30      10027.68                    10631.26
  1988/12/31      10412.99                    10817.31
  1989/01/31      11305.09                    11609.14
  1989/02/28      11089.75                    11320.07
  1989/03/31      11197.42                    11583.83
  1989/04/30      11920.33                    12185.03
  1989/05/31      12720.15                    12678.52
  1989/06/30      12174.12                    12606.26
  1989/07/31      12858.58                    13744.60
  1989/08/31      13335.39                    14013.99
  1989/09/30      13204.65                    13956.54
  1989/10/31      12712.46                    13632.75
  1989/11/30      12797.05                    13910.85
  1989/12/31      12926.91                    14244.71
  1990/01/31      11995.84                    13288.89
  1990/02/28      12286.80                    13460.32
  1990/03/31      12602.70                    13817.02
  1990/04/30      12187.05                    13471.59
  1990/05/31      13641.84                    14785.07
  1990/06/30      13716.66                    14684.54
  1990/07/31      13217.87                    14637.54
  1990/08/31      11763.08                    13314.31
  1990/09/30      10848.63                    12665.90
  1990/10/31      10798.75                    12611.44
  1990/11/30      11945.97                    13426.14
  1990/12/31      12714.02                    13800.73
  1991/01/31      14236.01                    14402.44
  1991/02/28      15514.14                    15432.22
  1991/03/31      15942.98                    15805.67
  1991/04/30      16270.92                    15843.61
  1991/05/31      17162.25                    16528.05
  1991/06/30      15951.39                    15771.07
  1991/07/31      17069.75                    16506.00
  1991/08/31      17734.05                    16897.19
  1991/09/30      17330.43                    16615.01
  1991/10/31      17305.20                    16837.65
  1991/11/30      16279.33                    16159.09
  1991/12/31      18140.48                    18007.69
  1992/01/31      18663.50                    17672.75
  1992/02/29      19507.67                    17902.49
  1992/03/31      18856.19                    17553.40
  1992/04/30      19370.03                    18069.47
  1992/05/31      19645.30                    18158.01
  1992/06/30      19195.69                    17887.45
  1992/07/31      19856.34                    18619.05
  1992/08/31      19305.80                    18237.36
  1992/09/30      19360.85                    18452.56
  1992/10/31      19397.56                    18517.14
  1992/11/30      20333.48                    19148.58
  1992/12/31      20866.28                    19384.11
  1993/01/31      21502.44                    19546.93
  1993/02/28      21561.17                    19812.77
  1993/03/31      22363.72                    20230.82
  1993/04/30      22402.86                    19741.23
  1993/05/31      23029.24                    20270.30
  1993/06/30      23117.33                    20329.08
  1993/07/31      23273.92                    20247.77
  1993/08/31      23988.39                    21015.16
  1993/09/30      24076.47                    20853.34
  1993/10/31      24849.66                    21285.00
  1993/11/30      24732.21                    21082.80
  1993/12/31      25493.02                    21337.90
  1994/01/31      26903.66                    22063.39
  1994/02/28      26497.72                    21465.47
  1994/03/31      25371.24                    20529.57
  1994/04/30      26041.04                    20792.35
  1994/05/31      26183.12                    21133.35
  1994/06/30      25472.73                    20615.58
  1994/07/31      26193.27                    21291.77
  1994/08/31      27299.45                    22164.73
  1994/09/30      26477.43                    21621.70
  1994/10/31      27015.30                    22108.19
  1994/11/30      26152.67                    21303.01
  1994/12/31      26221.34                    21618.93
  1995/01/31      26425.52                    22179.51
  1995/02/28      27231.51                    23043.84
  1995/03/31      27930.02                    23723.87
  1995/04/30      28875.71                    24422.54
  1995/05/31      30079.31                    25398.71
  1995/06/30      31100.23                    25988.72
  1995/07/31      32131.89                    26850.50
  1995/08/31      32357.56                    26917.90
  1995/09/30      32970.11                    28053.83
  1995/10/31      33195.78                    27953.68
  1995/11/30      34001.77                    29180.85
  1995/12/31      34884.22                    29742.87
  1996/01/31      35435.49                    30755.32
  1996/02/29      35336.26                    31040.42
  1996/03/31      35281.14                    31339.34
  1996/04/30      35865.48                    31801.28
  1996/05/31      36593.15                    32621.44
  1996/06/30      36791.61                    32745.72
  1996/07/31      35755.23                    31299.02
  1996/08/31      36041.89                    31959.11
  1996/09/30      37739.79                    33757.77
  1996/10/31      39018.73                    34688.81
  1996/11/30      42083.78                    37310.94
  1996/12/31      41056.08                    36571.81
  1997/01/31      43090.76                    38856.82
  1997/02/28      43453.26                    39161.45
  1997/03/31      41301.65                    37552.31
  1997/04/30      43172.62                    39794.18
  1997/05/31      45838.75                    42216.85
  1997/06/30      47277.06                    44108.17
  1997/07/31      50773.43                    47617.85
  1997/08/31      48914.16                    44950.30
  1997/09/30      50855.29                    47412.23
  1997/10/31      49779.48                    45828.66
  1997/11/30      51475.05                    47950.07
  1997/12/31      52849.83                    48773.37
  1998/01/31      52961.98                    49312.81
  1998/02/28      56454.12                    52869.25
  1998/03/31      58206.49                    55576.68
  1998/04/30      58206.49                    56135.78
  1998/05/29      57664.39                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 152044 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on May 31, 1988, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $57,664 - a 476.64% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  PAST 5   PAST 10
                                          MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL T  11.96%  25.63%  150.00%  510.85%

FIDELITY ADV GROWTH OPPORTUNITIES - CL T  8.04%   21.23%  141.25%  489.47%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                   15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                      11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL T  25.63%  20.11%  19.84%

FIDELITY ADV GROWTH OPPORTUNITIES - CL T  21.23%  19.26%  19.41%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                   30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                      25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1988/05/31       9650.00                    10000.00
  1988/06/30      10504.97                    10459.00
  1988/07/31      10482.67                    10419.26
  1988/08/31      10125.81                    10065.00
  1988/09/30      10534.71                    10493.77
  1988/10/31      10609.05                    10785.50
  1988/11/30      10267.06                    10631.26
  1988/12/31      10661.57                    10817.31
  1989/01/31      11574.97                    11609.14
  1989/02/28      11354.50                    11320.07
  1989/03/31      11464.73                    11583.83
  1989/04/30      12204.90                    12185.03
  1989/05/31      13023.81                    12678.52
  1989/06/30      12464.75                    12606.26
  1989/07/31      13165.55                    13744.60
  1989/08/31      13653.74                    14013.99
  1989/09/30      13519.88                    13956.54
  1989/10/31      13015.94                    13632.75
  1989/11/30      13102.55                    13910.85
  1989/12/31      13235.51                    14244.71
  1990/01/31      12282.22                    13288.89
  1990/02/28      12580.12                    13460.32
  1990/03/31      12903.56                    13817.02
  1990/04/30      12477.98                    13471.59
  1990/05/31      13967.51                    14785.07
  1990/06/30      14044.12                    14684.54
  1990/07/31      13533.42                    14637.54
  1990/08/31      12043.89                    13314.31
  1990/09/30      11107.62                    12665.90
  1990/10/31      11056.55                    12611.44
  1990/11/30      12231.15                    13426.14
  1990/12/31      13017.54                    13800.73
  1991/01/31      14575.86                    14402.44
  1991/02/28      15884.50                    15432.22
  1991/03/31      16323.58                    15805.67
  1991/04/30      16659.35                    15843.61
  1991/05/31      17571.96                    16528.05
  1991/06/30      16332.19                    15771.07
  1991/07/31      17477.26                    16506.00
  1991/08/31      18157.40                    16897.19
  1991/09/30      17744.15                    16615.01
  1991/10/31      17718.32                    16837.65
  1991/11/30      16667.96                    16159.09
  1991/12/31      18573.54                    18007.69
  1992/01/31      19109.04                    17672.75
  1992/02/29      19973.37                    17902.49
  1992/03/31      19306.33                    17553.40
  1992/04/30      19832.44                    18069.47
  1992/05/31      20114.29                    18158.01
  1992/06/30      19653.94                    17887.45
  1992/07/31      20330.37                    18619.05
  1992/08/31      19766.68                    18237.36
  1992/09/30      19823.05                    18452.56
  1992/10/31      19860.63                    18517.14
  1992/11/30      20818.90                    19148.58
  1992/12/31      21364.41                    19384.11
  1993/01/31      22015.76                    19546.93
  1993/02/28      22075.89                    19812.77
  1993/03/31      22897.60                    20230.82
  1993/04/30      22937.68                    19741.23
  1993/05/31      23579.01                    20270.30
  1993/06/30      23669.20                    20329.08
  1993/07/31      23829.53                    20247.77
  1993/08/31      24561.06                    21015.16
  1993/09/30      24651.24                    20853.34
  1993/10/31      25442.89                    21285.00
  1993/11/30      25322.64                    21082.80
  1993/12/31      26101.61                    21337.90
  1994/01/31      27545.93                    22063.39
  1994/02/28      27130.29                    21465.47
  1994/03/31      25976.92                    20529.57
  1994/04/30      26662.71                    20792.35
  1994/05/31      26808.18                    21133.35
  1994/06/30      26080.83                    20615.58
  1994/07/31      26818.57                    21291.77
  1994/08/31      27951.17                    22164.73
  1994/09/30      27109.51                    21621.70
  1994/10/31      27660.22                    22108.19
  1994/11/30      26777.01                    21303.01
  1994/12/31      26847.31                    21618.93
  1995/01/31      27056.37                    22179.51
  1995/02/28      27881.59                    23043.84
  1995/03/31      28596.79                    23723.87
  1995/04/30      29565.05                    24422.54
  1995/05/31      30797.39                    25398.71
  1995/06/30      31842.67                    25988.72
  1995/07/31      32898.96                    26850.50
  1995/08/31      33130.02                    26917.90
  1995/09/30      33757.19                    28053.83
  1995/10/31      33988.26                    27953.68
  1995/11/30      34813.48                    29180.85
  1995/12/31      35717.00                    29742.87
  1996/01/31      36281.43                    30755.32
  1996/02/29      36179.83                    31040.42
  1996/03/31      36123.39                    31339.34
  1996/04/30      36721.69                    31801.28
  1996/05/31      37466.73                    32621.44
  1996/06/30      37669.92                    32745.72
  1996/07/31      36608.80                    31299.02
  1996/08/31      36902.30                    31959.11
  1996/09/30      38640.74                    33757.77
  1996/10/31      39972.79                    34688.81
  1996/11/30      43111.01                    37310.94
  1996/12/31      42050.08                    36571.81
  1997/01/31      44122.80                    38856.82
  1997/02/28      44492.08                    39161.45
  1997/03/31      42288.32                    37552.31
  1997/04/30      44194.27                    39794.18
  1997/05/31      46922.17                    42216.85
  1997/06/30      48387.37                    44108.17
  1997/07/31      51972.94                    47617.85
  1997/08/31      50066.99                    44950.30
  1997/09/30      52044.41                    47412.23
  1997/10/31      50936.58                    45828.66
  1997/11/30      52651.94                    47950.07
  1997/12/31      54059.75                    48773.37
  1998/01/31      54160.75                    49312.81
  1998/02/28      57731.37                    52869.25
  1998/03/31      59523.07                    55576.68
  1998/04/30      59510.28                    56135.78
  1998/05/29      58947.17                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 154828 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on May 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $58,947 - a 489.47% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3,
1997. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.
Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL B   11.65%  24.90%  148.29%  506.69%

FIDELITY ADV GROWTH OPPORTUNITIES - CL B   6.65%   19.90%  146.29%  506.69%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                       11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL B   24.90%  19.95%  19.76%

FIDELITY ADV GROWTH OPPORTUNITIES - CL B   19.90%  19.75%  19.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                       25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10885.98                    10459.00
  1988/07/31      10862.87                    10419.26
  1988/08/31      10493.07                    10065.00
  1988/09/30      10916.80                    10493.77
  1988/10/31      10993.84                    10785.50
  1988/11/30      10639.45                    10631.26
  1988/12/31      11048.26                    10817.31
  1989/01/31      11994.79                    11609.14
  1989/02/28      11766.32                    11320.07
  1989/03/31      11880.55                    11583.83
  1989/04/30      12647.57                    12185.03
  1989/05/31      13496.18                    12678.52
  1989/06/30      12916.84                    12606.26
  1989/07/31      13643.05                    13744.60
  1989/08/31      14148.96                    14013.99
  1989/09/30      14010.24                    13956.54
  1989/10/31      13488.02                    13632.75
  1989/11/30      13577.78                    13910.85
  1989/12/31      13715.56                    14244.71
  1990/01/31      12727.69                    13288.89
  1990/02/28      13036.40                    13460.32
  1990/03/31      13371.57                    13817.02
  1990/04/30      12930.55                    13471.59
  1990/05/31      14474.10                    14785.07
  1990/06/30      14553.49                    14684.54
  1990/07/31      14024.27                    14637.54
  1990/08/31      12480.72                    13314.31
  1990/09/30      11510.49                    12665.90
  1990/10/31      11457.56                    12611.44
  1990/11/30      12674.76                    13426.14
  1990/12/31      13489.68                    13800.73
  1991/01/31      15104.52                    14402.44
  1991/02/28      16460.62                    15432.22
  1991/03/31      16915.63                    15805.67
  1991/04/30      17263.58                    15843.61
  1991/05/31      18209.28                    16528.05
  1991/06/30      16924.55                    15771.07
  1991/07/31      18111.15                    16506.00
  1991/08/31      18815.96                    16897.19
  1991/09/30      18387.72                    16615.01
  1991/10/31      18360.95                    16837.65
  1991/11/30      17272.50                    16159.09
  1991/12/31      19247.19                    18007.69
  1992/01/31      19802.12                    17672.75
  1992/02/29      20697.79                    17902.49
  1992/03/31      20006.56                    17553.40
  1992/04/30      20551.76                    18069.47
  1992/05/31      20843.82                    18158.01
  1992/06/30      20366.78                    17887.45
  1992/07/31      21067.74                    18619.05
  1992/08/31      20483.61                    18237.36
  1992/09/30      20542.02                    18452.56
  1992/10/31      20580.96                    18517.14
  1992/11/30      21573.99                    19148.58
  1992/12/31      22139.29                    19384.11
  1993/01/31      22814.26                    19546.93
  1993/02/28      22876.57                    19812.77
  1993/03/31      23728.08                    20230.82
  1993/04/30      23769.62                    19741.23
  1993/05/31      24434.21                    20270.30
  1993/06/30      24527.67                    20329.08
  1993/07/31      24693.82                    20247.77
  1993/08/31      25451.87                    21015.16
  1993/09/30      25545.33                    20853.34
  1993/10/31      26365.69                    21285.00
  1993/11/30      26241.08                    21082.80
  1993/12/31      27048.30                    21337.90
  1994/01/31      28545.00                    22063.39
  1994/02/28      28114.30                    21465.47
  1994/03/31      26919.09                    20529.57
  1994/04/30      27629.75                    20792.35
  1994/05/31      27780.50                    21133.35
  1994/06/30      27026.76                    20615.58
  1994/07/31      27791.27                    21291.77
  1994/08/31      28964.94                    22164.73
  1994/09/30      28092.76                    21621.70
  1994/10/31      28663.44                    22108.19
  1994/11/30      27748.20                    21303.01
  1994/12/31      27821.05                    21618.93
  1995/01/31      28037.69                    22179.51
  1995/02/28      28892.84                    23043.84
  1995/03/31      29633.98                    23723.87
  1995/04/30      30637.36                    24422.54
  1995/05/31      31914.39                    25398.71
  1995/06/30      32997.59                    25988.72
  1995/07/31      34092.19                    26850.50
  1995/08/31      34331.63                    26917.90
  1995/09/30      34981.55                    28053.83
  1995/10/31      35220.99                    27953.68
  1995/11/30      36076.15                    29180.85
  1995/12/31      37012.44                    29742.87
  1996/01/31      37597.34                    30755.32
  1996/02/29      37492.06                    31040.42
  1996/03/31      37433.57                    31339.34
  1996/04/30      38053.56                    31801.28
  1996/05/31      38825.63                    32621.44
  1996/06/30      39036.19                    32745.72
  1996/07/31      37936.58                    31299.02
  1996/08/31      38240.73                    31959.11
  1996/09/30      40042.22                    33757.77
  1996/10/31      41422.58                    34688.81
  1996/11/30      44674.62                    37310.94
  1996/12/31      43575.21                    36571.81
  1997/01/31      45723.11                    38856.82
  1997/02/28      46105.78                    39161.45
  1997/03/31      43822.09                    37552.31
  1997/04/30      45772.48                    39794.18
  1997/05/31      48574.63                    42216.85
  1997/06/30      50055.94                    44108.17
  1997/07/31      53746.87                    47617.85
  1997/08/31      51747.10                    44950.30
  1997/09/30      53759.21                    47412.23
  1997/10/31      52586.51                    45828.66
  1997/11/30      54339.39                    47950.07
  1997/12/31      55760.26                    48773.37
  1998/01/31      55838.44                    49312.81
  1998/02/28      59487.57                    52869.25
  1998/03/31      61305.51                    55576.68
  1998/04/30      61265.70                    56135.78
  1998/05/29      60668.57                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 152403 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $60,669 - a 506.69% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November
3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Had Class C shares' 12b-1 fee been reflected, returns prior to
March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months and past one year total return figures are 1.00%. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5   PAST 10
                                           MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL C   11.60%  24.89%  148.28%  506.65%

FIDELITY ADV GROWTH OPPORTUNITIES - CL C   10.60%  23.89%  148.28%  506.65%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                       11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV GROWTH OPPORTUNITIES - CL C   24.89%  19.95%  19.76%

FIDELITY ADV GROWTH OPPORTUNITIES - CL C   23.89%  19.95%  19.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                       25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Growth Opp -CL C         S&P 500
             00482                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10885.98                    10459.00
  1988/07/31      10862.87                    10419.26
  1988/08/31      10493.07                    10065.00
  1988/09/30      10916.79                    10493.77
  1988/10/31      10993.84                    10785.50
  1988/11/30      10639.45                    10631.26
  1988/12/31      11048.27                    10817.31
  1989/01/31      11994.80                    11609.14
  1989/02/28      11766.32                    11320.07
  1989/03/31      11880.55                    11583.83
  1989/04/30      12647.56                    12185.03
  1989/05/31      13496.18                    12678.52
  1989/06/30      12916.84                    12606.26
  1989/07/31      13643.05                    13744.60
  1989/08/31      14148.96                    14013.99
  1989/09/30      14010.24                    13956.54
  1989/10/31      13488.01                    13632.75
  1989/11/30      13577.77                    13910.85
  1989/12/31      13715.56                    14244.71
  1990/01/31      12727.69                    13288.89
  1990/02/28      13036.40                    13460.32
  1990/03/31      13371.57                    13817.02
  1990/04/30      12930.55                    13471.59
  1990/05/31      14474.11                    14785.07
  1990/06/30      14553.49                    14684.54
  1990/07/31      14024.27                    14637.54
  1990/08/31      12480.72                    13314.31
  1990/09/30      11510.49                    12665.90
  1990/10/31      11457.56                    12611.44
  1990/11/30      12674.77                    13426.14
  1990/12/31      13489.69                    13800.73
  1991/01/31      15104.52                    14402.44
  1991/02/28      16460.63                    15432.22
  1991/03/31      16915.64                    15805.67
  1991/04/30      17263.58                    15843.61
  1991/05/31      18209.28                    16528.05
  1991/06/30      16924.56                    15771.07
  1991/07/31      18111.15                    16506.00
  1991/08/31      18815.97                    16897.19
  1991/09/30      18387.72                    16615.01
  1991/10/31      18360.95                    16837.65
  1991/11/30      17272.51                    16159.09
  1991/12/31      19247.19                    18007.69
  1992/01/31      19802.12                    17672.75
  1992/02/29      20697.79                    17902.49
  1992/03/31      20006.57                    17553.40
  1992/04/30      20551.76                    18069.47
  1992/05/31      20843.82                    18158.01
  1992/06/30      20366.78                    17887.45
  1992/07/31      21067.75                    18619.05
  1992/08/31      20483.61                    18237.36
  1992/09/30      20542.02                    18452.56
  1992/10/31      20580.97                    18517.14
  1992/11/30      21573.99                    19148.58
  1992/12/31      22139.28                    19384.11
  1993/01/31      22814.26                    19546.93
  1993/02/28      22876.57                    19812.77
  1993/03/31      23728.08                    20230.82
  1993/04/30      23769.62                    19741.23
  1993/05/31      24434.21                    20270.30
  1993/06/30      24527.67                    20329.08
  1993/07/31      24693.82                    20247.77
  1993/08/31      25451.88                    21015.16
  1993/09/30      25545.34                    20853.34
  1993/10/31      26365.69                    21285.00
  1993/11/30      26241.08                    21082.80
  1993/12/31      27048.31                    21337.90
  1994/01/31      28545.01                    22063.39
  1994/02/28      28114.30                    21465.47
  1994/03/31      26919.09                    20529.57
  1994/04/30      27629.75                    20792.35
  1994/05/31      27780.50                    21133.35
  1994/06/30      27026.77                    20615.58
  1994/07/31      27791.26                    21291.77
  1994/08/31      28964.94                    22164.73
  1994/09/30      28092.76                    21621.70
  1994/10/31      28663.45                    22108.19
  1994/11/30      27748.19                    21303.01
  1994/12/31      27821.05                    21618.93
  1995/01/31      28037.69                    22179.51
  1995/02/28      28892.85                    23043.84
  1995/03/31      29633.98                    23723.87
  1995/04/30      30637.36                    24422.54
  1995/05/31      31914.40                    25398.71
  1995/06/30      32997.59                    25988.72
  1995/07/31      34092.19                    26850.50
  1995/08/31      34331.64                    26917.90
  1995/09/30      34981.55                    28053.83
  1995/10/31      35221.00                    27953.68
  1995/11/30      36076.15                    29180.85
  1995/12/31      37012.44                    29742.87
  1996/01/31      37597.35                    30755.32
  1996/02/29      37492.05                    31040.42
  1996/03/31      37433.57                    31339.34
  1996/04/30      38053.56                    31801.28
  1996/05/31      38825.63                    32621.44
  1996/06/30      39036.19                    32745.72
  1996/07/31      37936.59                    31299.02
  1996/08/31      38240.73                    31959.11
  1996/09/30      40042.22                    33757.77
  1996/10/31      41422.59                    34688.81
  1996/11/30      44674.63                    37310.94
  1996/12/31      43575.21                    36571.81
  1997/01/31      45723.11                    38856.82
  1997/02/28      46105.79                    39161.45
  1997/03/31      43822.09                    37552.31
  1997/04/30      45772.49                    39794.18
  1997/05/31      48574.64                    42216.85
  1997/06/30      50055.95                    44108.17
  1997/07/31      53746.87                    47617.85
  1997/08/31      51747.11                    44950.30
  1997/09/30      53759.22                    47412.23
  1997/10/31      52586.51                    45828.66
  1997/11/30      54361.46                    47950.07
  1997/12/31      55777.29                    48773.37
  1998/01/31      55855.20                    49312.81
  1998/02/28      59502.24                    52869.25
  1998/03/31      61312.55                    55576.68
  1998/04/30      61272.90                    56135.78
  1998/05/29      60665.07                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 152504 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $60,665 - a 506.65% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means
if you sell your shares during
a market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. During the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 12.02%, 11.96%, 11.65% and 11.60%, respectively. During the same timeframe, the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 25.80%, 25.63%, 24.90% and 24.89%, while the Lipper average and S&P 500 returned 25.86% and 30.69%, respectively.
Q. WHY DID THE FUND LAG THE S&P 500 OVER THE PAST SIX MONTHS?
A. Stocks in the technology and nondurables sectors hurt the fund's performance relative to the S&P 500. Several of the fund's technology holdings declined due to stock-specific factors as well as reduced demand caused by economic weakness in Asia. Nondurables were a detractor primarily due to the poor performance of Philip Morris. The failed attempt at a tobacco industry settlement and the uncertainty surrounding future litigation and government legislation turned market sentiment against many tobacco companies. The fund's bond and cash equivalent holdings also hurt performance, accounting for over half of the underperformance relative to the S&P 500.
Q. DID YOU CHANGE THE FUND'S ALLOCATION TO BOND AND CASH EQUIVALENTS?
A. The allocation to bonds and cash equivalents was reduced slightly during the period. Bonds ended the period under 11% of the fund's investments and cash stood at about 5%. In addition to keeping the fund diversified across industry sectors, I invest in bonds when I feel they are attractively priced. I originally purchased bonds as a hedge against slowing corporate earnings growth. Although the deceleration in earnings growth has taken longer than I expected, deflation - price declines - remains a potential shock to the economy that could disrupt the stock market.
Q. WHAT STRATEGIES HELPED THE FUND'S PERFORMANCE?
A. On the positive side, the fund benefited from an overweight position relative to the S&P 500 in the retail sector, as well as good performance from specific retail stocks. Fund holdings Lowes, Home Depot and Wal-Mart Stores - all top 10 holdings during the period - displayed strength as investors favored retail stocks that were positioned to perform well in a slow-growth, low inflation-environment. Good stock selection among utilities holdings also helped returns. Vodafone Group, a telecommunications company based in the United Kingdom, benefited from strong earnings due to higher subscriber growth and increased contribution from its overseas operations.
Q. DID YOU MAKE ANY ADJUSTMENT TO THE FUND'S SECTOR POSITIONING DURING THE PAST SIX MONTHS AS A RESULT OF THE ASIAN FINANCIAL CRISIS?
A. In many ways, the U.S. consumer has been the beneficiary of the faltering Asian economies. Interest rates, inflation and oil prices have all declined due to reduced demand emanating from Asia. This has created a favorable environment for consumer spending, because prices for many consumer goods - as well as home mortgage interest rates - have either declined or risen only a small amount. This benign environment has helped spur sales in the retail, apparel and housing industries. Consequently, I increased the fund's retail positions, maintaining investments in companies such as Home Depot, Lowes, Circuit City and Wal-Mart Stores. On the other hand, the economic weakness in Asia has hurt the earnings and pricing power of many technology companies. The reduction in earnings at many companies that had a large reliance on Asia has caused a reduction in capital spending, which, in turn, has decreased technology spending plans. Accordingly, orders have not yet increased to prior levels at many semiconductor and semiconductor capital equipment manufacturers. Therefore, I reduced the fund's technology stake during the period.
Q. WHAT'S YOUR OUTLOOK?
A. The fund's positioning continues to reflect an environment of anemic pricing power, flat-to-declining corporate earnings and decreasing inflation. The fund is positioned to take advantage of this economic outlook by focusing on four areas: (1) companies in the financial sector that should benefit from falling interest rates; (2) global companies with proprietary advantages that can be used to grow market share worldwide; (3) innovative companies in the technology, health care and telecommunications sectors that could rely on unit growth rather than price increases to grow earnings; and (4) industries in consolidation that still have strong growth rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN ON THE
IMPACT OF ASIAN ECONOMIC
WEAKNESS:
"The media says the situation in
Asia has stabilized, but I haven't
heard that from the companies
with whom I speak. In South Korea
and Japan, industrial production
is down significantly from a year
ago and the factory operating rate
in Korea is the lowest on record.
China's banking system is
considered insolvent and profits of
Chinese industrial companies are
down 83% from a year ago. Although
the immediate concerns faced by
U.S. investors may have diminished,
these ongoing economic problems
in Asia still pose formidable
investment risks. The first wave of
the Asia problem affected the U.S.
by negatively impacting earnings
from those companies that sell
products and services to Asia. The
second wave effect will be price
pressure on U.S. goods due to
cheaper Asian imports. In March,
for example, exports into West
Coast ports from Asia were up 40%.
These goods are now making their
way through the domestic retail
and industrial channels, putting
price pressure on domestic goods.
While this development is not
positive for the earnings of some
U.S. companies, it is good for
inflation prospects. Inflation could
come down further in the second
half of this year, which would be
beneficial for the financial markets."
FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE: as of May 31, 1998,
more than $25.3 billion
MANAGER: George Vanderheiden,
since 1987; joined Fidelity
in 1971
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE STOCKS
                                                6 MONTHS AGO

FANNIE MAE                        4.9           5.0

PHILIP MORRIS COMPANIES, INC.     4.3           6.0

COLUMBIA/HCA HEALTHCARE CORP.     2.9           2.9

FLEET FINANCIAL GROUP, INC.       2.9           3.0

FREDDIE MAC                       2.6           2.8

HOME DEPOT, INC.                  2.2           1.9

WAL-MART STORES, INC.             2.0           1.8

VODAFONE GROUP PLC SPONSORED ADR  1.8           1.6

LOWE'S COMPANIES, INC.            1.8           1.4

GENERAL MOTORS CORP.              1.7           1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             18.6          18.8

TECHNOLOGY          9.6           10.7

HEALTH              9.3           7.9

RETAIL & WHOLESALE  9.1           8.0

UTILITIES           8.9           7.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 84.2
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 5.1
STOCKS  80.8%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.1%
FOREIGN
INVESTMENTS 8.0%
STOCKS  84.2%
BONDS 10.7%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 10.6%
ROW: 1, COL: 1, VALUE: 80.8
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 7.1
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.1%
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 Class A  66,694 $ 3,556
 Class B  473,000  25,867
  29,423
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.4%
Cabot Corp.   729,700  24,308
du Pont (E.I.) de Nemours & Co.   2,284,300  175,891
Raychem Corp.   2,479,300  93,284
Union Carbide Corp.   836,400  41,768
  335,251
PACKAGING & CONTAINERS - 0.6%
Bemis Co., Inc.   57,700  2,434
Corning, Inc.   640,500  25,260
Owens-Illinois, Inc. (a)  2,844,700  127,834
  155,528
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp.   97,300  3,247
Champion International Corp.   752,500  36,120
Georgia-Pacific Corp.   78,900  5,064
Stone Container Corp.   412,400  7,320
Willamette Industries, Inc.   503,800  17,287
  69,038
TOTAL BASIC INDUSTRIES   559,817
CONSTRUCTION & REAL ESTATE - 2.0%
BUILDING MATERIALS - 0.5%
Armstrong World Industries, Inc.   304,800  25,642
Owens-Corning  2,220,700  83,276
Sherwin-Williams Co.   550,800  18,314
  127,232
CONSTRUCTION - 0.9%
Centex Corp.   1,045,600  37,380
D.R. Horton, Inc.   2,254,980  40,590
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Fleetwood Enterprises, Inc.   1,375,052 $ 55,002
Kaufman & Broad Home Corp. (c)  2,873,200  73,805
U.S. Home Corp. (a)  560,100  22,649
  229,426
ENGINEERING - 0.6%
Fluor Corp.   2,834,100  135,151
TOTAL CONSTRUCTION & REAL ESTATE   491,809
DURABLES - 4.7%
AUTOS, TIRES, & ACCESSORIES - 2.9%
AutoZone, Inc.   753,500  25,054
Cummins Engine Co., Inc.   1,386,700  72,108
Discount Auto Parts, Inc. (a)(c)  1,273,500  32,713
General Motors Corp.   5,818,339  418,557
Goodyear Tire & Rubber Co.   719,900  51,743
Magna International, Inc. Class A  1,374,400  96,598
Republic Industries, Inc. (a)  891,700  21,958
Superior Industries International, Inc.   77,300  2,251
  720,982
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.   901,500  83,501
CONSUMER ELECTRONICS - 0.3%
Maytag Co.   467,100  23,559
Newell Co.   284,000  13,704
Whirlpool Corp.   409,800  27,994
  65,257
TEXTILES & APPAREL - 1.2%
Burlington Industries, Inc. (a)(c)  3,099,800  54,440
Jones Apparel Group, Inc. (a)  421,500  26,713
Liz Claiborne, Inc. (c)  3,523,600  178,602
NIKE, Inc. Class B  592,800  27,269
Shaw Industries, Inc.   559,100  8,946
Warnaco Group, Inc. Class A  207,200  8,547
  304,517
TOTAL DURABLES   1,174,257
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 6.3%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   1,189,200 $ 45,413
Schlumberger Ltd.   297,100  23,192
  68,605
OIL & GAS - 6.0%
Amerada Hess Corp.   3,682,500  199,085
Apache Corp.   408,800  13,976
Atlantic Richfield Co.   353,000  27,843
British Petroleum PLC ADR  3,280,488  290,731
Burlington Resources, Inc.   2,613,665  110,101
Chevron Corp.   1,060,000  84,668
Cooper Cameron Corp. (a)  495,500  29,482
Elf Aquitaine SA sponsored ADR  287,447  19,708
Kerr-McGee Corp.   237,500  15,022
Occidental Petroleum Corp.   7,442,700  205,605
Royal Dutch Petroleum Co.   5,176,200  290,191
Tosco Corp.   4,809,000  152,686
Total SA:
 Class B  197,574  24,507
 sponsored ADR  435,352  27,128
USX-Marathon Group  305,600  10,696
Unocal Corp.   275,874  9,828
Valero Energy Corp.   84,400  2,754
  1,514,011
TOTAL ENERGY   1,582,616
FINANCE - 18.6%
BANKS - 2.1%
Banc One Corp.   624,500  34,426
Bank of Tokyo-Mitsubishi Ltd.   3,467,000  35,581
Credit Suisse Group (Reg.)  678,900  149,103
NationsBank Corp.   1,552,200  117,579
Providian Financial Corp.   2,440,800  155,296
Wells Fargo & Co.   107,100  38,717
  530,702
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.1%
CIT Group, Inc. Class A  156,100 $ 4,917
First Chicago NBD Corp.   225,000  19,673
Fleet Financial Group, Inc.   8,967,710  735,352
Green Tree Financial Corp.   687,900  27,645
  787,587
FEDERAL SPONSORED CREDIT - 7.5%
Fannie Mae  20,356,620  1,218,852
Freddie Mac  14,220,100  647,015
  1,865,867
INSURANCE - 5.3%
AFLAC, Inc.   605,550  38,716
Allmerica Financial Corp.   912,000  57,171
Allstate Corp.   2,885,982  271,643
American International Group, Inc.   2,319,475  287,180
CIGNA Corp.   3,378,300  231,414
General Re Corp.   6,000  1,319
Loews Corp.   840,300  76,257
MBIA, Inc.   377,200  28,125
MGIC Investment Corp.   2,919,900  175,012
PMI Group, Inc.   771,300  57,992
Reliastar Financial Corp.   212,200  9,178
Torchmark Corp.   1,462,600  62,709
Travelers Property Casualty Corp. Class A  791,500  32,897
  1,329,613
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   287,340  31,033
SECURITIES INDUSTRY - 0.5%
Nomura Securities Co. Ltd.   5,983,000  65,066
Travelers Group, Inc. (The)  216,900  13,231
United Asset Management Corp.   1,589,000  41,314
Waddell & Reed Financial, Inc. Class A  35,300  816
  120,427
TOTAL FINANCE   4,665,229
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 9.3%
DRUGS & PHARMACEUTICALS - 3.4%
American Home Products Corp.   4,857,400 $ 234,673
Amgen, Inc. (a)  2,039,400  123,384
Astra AB Class A Free shares  5,569,266  111,679
Merck & Co., Inc.   556,300  65,122
Novartis AG (Reg.)  58,632  99,066
Schering-Plough Corp.   2,644,400  221,303
  855,227
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
AmeriSource Health Corp. Class A (a)(c)  1,163,100  63,244
Baxter International, Inc.   267,000  15,269
Biomet, Inc.   1,097,500  31,690
Johnson & Johnson  1,135,500  78,420
St. Jude Medical, Inc. (a)  2,181,300  77,981
  266,604
MEDICAL FACILITIES MANAGEMENT - 4.8%
Columbia/HCA Healthcare Corp.   22,538,663  736,732
HEALTHSOUTH Corp.   522,200  14,817
Humana, Inc. (a)  5,667,100  176,034
Tenet Healthcare Corp. (a)  4,298,900  150,462
United HealthCare Corp.   2,105,900  134,778
  1,212,823
TOTAL HEALTH   2,334,654
HOLDING COMPANIES - 0.0%
U.S. Industries, Inc.   351,150  9,262
INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%
ELECTRICAL EQUIPMENT - 3.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA:
sponsored ADR  90,500  3,915
 (RFD)  811,300  173,366
Cherry Corp. (a):
 Class A (Non Vtg.)  537,300  9,201
 Class B (c)  368,300  6,537
Emerson Electric Co.   1,692,100  102,795
General Electric Co.   1,688,600  140,787
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   142,600 $ 15,053
Philips Electronics NV  2,444,600  232,543
Philips Electronics NV (Bearer)  1,875,000  177,920
  862,117
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Caterpillar, Inc.   1,454,900  79,929
Tyco International Ltd.   1,747,000  96,740
Ultratech Stepper, Inc. (a)(c)  1,696,000  34,344
United States Filter Corp. (a)  1,077,400  32,793
  243,806
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,105,923
MEDIA & LEISURE - 3.5%
BROADCASTING - 1.1%
CBS Corp.   665,300  21,123
Comcast Corp. Class A special  285,900  9,801
Cox Communications, Inc. Class A (a)  414,400  18,104
TCA Cable TV, Inc.   500,000  30,469
Tele-Communications, Inc. (a):
 (TCI Group), Series A   986,827  33,861
 (TCI Ventures Group), Series A  5,667,146  98,644
Time Warner, Inc.   796,800  62,001
  274,003
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  1,362,000  39,413
King World Productions, Inc.   473,500  12,074
Royal Caribbean Cruises Ltd.   411,200  28,656
Viacom, Inc. Class A (a)  185,400  10,209
  90,352
LODGING & GAMING - 0.8%
Circus Circus Enterprises, Inc. (a)  1,291,100  22,916
Mirage Resorts, Inc. (a)  1,984,800  41,309
Promus Hotel Corp. (a)  1,712,000  74,044
Sun International Hotels Ltd. Ord. (a)  1,124,000  51,353
  189,622
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.4%
Cognizant Corp.   517,200 $ 27,540
Harte Hanks Communicatons, Inc.   180,400  4,082
U S WEST Media Group (a)  2,068,700  76,671
  108,293
RESTAURANTS - 0.8%
McDonald's Corp.   1,195,600  78,461
Papa John's International, Inc. (a)  489,200  20,363
Wendy's International, Inc.   4,326,300  106,806
  205,630
TOTAL MEDIA & LEISURE   867,900
NONDURABLES - 4.4%
BEVERAGES - 0.1%
PepsiCo, Inc.   447,300  18,255
TOBACCO - 4.3%
Philip Morris Companies, Inc.   29,033,500  1,085,127
TOTAL NONDURABLES   1,103,382
PRECIOUS METALS - 0.0%
Newmont Mining Corp.   385,881  9,623
RETAIL & WHOLESALE - 9.1%
APPAREL STORES - 0.5%
Gap, Inc.   1,001,400  54,076
TJX Companies, Inc.   1,326,800  62,028
  116,104
GENERAL MERCHANDISE STORES - 2.7%
Federated Department Stores, Inc. (a)  1,791,313  92,813
Penney (J.C.) Co., Inc.   813,100  58,391
Proffitts, Inc. (a)  799,800  31,392
Wal-Mart Stores, Inc.   9,151,900  505,070
  687,666
GROCERY STORES - 0.4%
Safeway, Inc. (a)  2,776,600  101,172
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 5.5%
Circuit City Stores, Inc. - Circuit City Group  4,380,200 $ 185,611
Home Depot, Inc.   7,055,250  554,278
Lowe's Companies, Inc.   5,642,600  446,823
Officemax, Inc. (a)  2,598,625  42,715
Office Depot, Inc. (a)  646,300  19,066
Rex Stores Corp. (a)  226,200  3,040
Staples, Inc. (a)  2,216,200  55,682
Toys "R" Us, Inc. (a)  406,000  10,759
U.S. Office Products Co. (a)  1,974,800  33,448
Viking Office Products, Inc. (a)  1,032,400  29,520
  1,380,942
TOTAL RETAIL & WHOLESALE   2,285,884
SERVICES - 0.6%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   229,650  13,621
SERVICES - 0.6%
AccuStaff, Inc. (a)  1,180,000  38,865
Cendant Corp. (a)  1,721,021  37,325
Medpartners, Inc. (a)  1,700,200  15,196
Service Corp. International  1,468,000  60,005
  151,391
TOTAL SERVICES   165,012
TECHNOLOGY - 9.6%
COMPUTER SERVICES & SOFTWARE - 2.4%
Automatic Data Processing, Inc.   842,300  53,592
Black Box Corp. (a)  724,600  28,893
Ceridian Corp. (a)  1,202,800  64,951
CompUSA, Inc. (a)  746,100  11,751
Com21, Inc.   12,400  181
E Trade Group, Inc. (a)  1,947,400  42,113
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Electronic Data Systems Corp.   1,199,900 $ 43,646
Electronics for Imaging, Inc. (a)  1,896,400  37,454
First Data Corp.   1,864,700  62,001
Microsoft Corp. (a)  1,563,300  132,587
Oracle Corp. (a)  1,828,225  43,192
Policy Management Systems Corp. (a)(c)  932,250  76,911
  597,272
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Adaptec, Inc. (a)  1,304,500  19,811
Compaq Computer Corp.   4,142,800  113,150
Hewlett-Packard Co.   1,297,200  80,589
Ingram Micro, Inc. Class A (a)  270,000  11,897
International Business Machines Corp.   1,401,200  164,466
SCI Systems, Inc. (a)(c)  3,205,000  109,371
Tech Data Corp. (a)  1,818,800  73,889
  573,173
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  100,000  3,200
Cognex Corp. (a)  480,900  9,137
Lam Research Corp. (a)(c)  2,110,500  50,256
Novellus Systems, Inc. (a)  451,700  17,080
Thermo Electron Corp. (a)  1,939,400  68,121
Varian Associates, Inc.   847,200  40,719
  188,513
ELECTRONICS - 4.2%
Altera Corp. (a)  447,100  15,034
Amkor Technology, Inc.   613,300  6,363
AMP, Inc.   1,888,800  71,774
Intel Corp.   1,417,700  101,277
International Rectifier Corp. (a)  820,500  8,667
Methode Electronics, Inc. Class A  635,500  8,103
Micrel, Inc. (a)  482,700  15,099
Microchip Technology, Inc. (a)  1,933,800  47,378
Micron Technology, Inc. (a)  5,671,400  133,632
Molex, Inc.   2,047,452  53,362
Motorola, Inc.   2,879,200  152,418
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Solectron Corp. (a)(c)  8,710,100 $ 360,380
Thomas & Betts Corp.   1,259,200  67,289
Vishay Intertechnology, Inc.   316,465  7,061
  1,047,837
TOTAL TECHNOLOGY   2,406,795
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Bombardier, Inc. Class B  971,800  24,980
CSX Corp.   1,375,600  65,513
  90,493
SHIPPING - 0.0%
Stolt-Nielsen SA Class B sponsored ADR  301,400  5,463
Stolt-Nielsen SA  125,300  2,255
  7,718
TOTAL TRANSPORTATION   98,211
UTILITIES - 8.9%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  1,965,600  93,612
Vodafone Group PLC sponsored ADR  4,158,200  456,882
  550,494
ELECTRIC UTILITY - 0.5%
American Electric Power Co., Inc.   1,130,600  51,301
Consolidated Edison, Inc.   181,300  7,762
Duke Energy Corp.   352,600  20,319
Entergy Corp.   23,900  629
Houston Industries, Inc.   502,000  14,370
Niagara Mohawk Power Corp. (a)  483,900  5,988
PG&E Corp.   622,419  19,606
  119,975
TELEPHONE SERVICES - 6.2%
AT&T Corp.   2,167,900  131,970
Ameritech Corp.   894,600  37,965
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Bell Atlantic Corp.   949,246 $ 86,975
BellSouth Corp.   1,212,000  78,174
EXCEL Communications, Inc. (a)  590,000  12,980
LCI International, Inc. (a)  1,040,300  38,946
MCI Communications Corp.   7,662,600  409,710
Qwest Communications International, Inc.   869,700  28,754
SBC Communications, Inc.   2,466,700  95,893
Sprint Corp.   3,602,500  258,479
Telebras sponsored ADR  2,866,400  305,630
WorldCom, Inc. (a)  1,411,000  64,201
  1,549,677
TOTAL UTILITIES   2,220,146
TOTAL COMMON STOCKS
(Cost $14,053,816)   21,109,943
U.S. TREASURY OBLIGATIONS - 10.7%
  PRINCIPAL
  AMOUNT (000S)
Stripped Principal:
 0%, 2/15/19 $ 702,000  206,809
 0%, 8/15/19  420,000  120,133
 0%, 8/15/20  1,351,300  363,973
 0%, 8/15/21  212,000  53,765
6 1/4%, 8/15/23  330,750  345,945
7 5/8%, 11/15/22  106,000  129,337
8 1/8%, 8/15/19  1,156,000  1,463,056
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,309,070)   2,683,018
CASH EQUIVALENTS - 5.1%
  SHARES VALUE (NOTE 1)
   (000S)
Taxable Central Cash Fund
(Cost $1,275,077) (b)  1,275,076,895 $ 1,275,077
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $17,637,963)  $ 25,068,038
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.4%
United Kingdom   3.0
Netherlands   2.8
Brazil   1.1
Others (individually less than 1%)   3.7
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $17,645,274,000. Net unrealized appreciation aggregated $7,422,764,000, of which $7,797,079,000 related to appreciated investment securities and $374,315,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $17,637,963) -                              $ 25,068,038
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                       329,558

RECEIVABLE FOR FUND SHARES SOLD                                                       58,912

DIVIDENDS RECEIVABLE                                                                  20,836

INTEREST RECEIVABLE                                                                   39,217

OTHER RECEIVABLES                                                                     242

PREPAID EXPENSES                                                                      6

 TOTAL ASSETS                                                                         25,516,809

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 113,968

PAYABLE FOR FUND SHARES REDEEMED                                           40,429

ACCRUED MANAGEMENT FEE                                                     9,862

DISTRIBUTION FEES PAYABLE                                                  10,790

OTHER PAYABLES AND ACCRUED EXPENSES                                        4,554

 TOTAL LIABILITIES                                                                    179,603

NET ASSETS                                                                           $ 25,337,206

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 16,988,142

UNDISTRIBUTED NET INVESTMENT INCOME                                                   84,871

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                 834,156
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                             7,430,037
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                           $ 25,337,206


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                           $45.74
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($272,284 (DIVIDED BY) 5,953 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $45.74)                          $48.53

CLASS T:                                                                        $46.06
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($23,431,182 (DIVIDED BY) 508,685 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $46.06)                          $47.73

CLASS B:                                                                        $45.72
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($976,246 (DIVIDED BY) 21,355 SHARES) A

CLASS C:                                                                        $45.91
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($154,843 (DIVIDED BY) 3,373 SHARES) A

INSTITUTIONAL CLASS:                                                            $46.07
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($502,651 (DIVIDED BY) 10,910 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 131,696
DIVIDENDS (INCLUDING $968 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                      118,710

 TOTAL INCOME                                                                 250,406

EXPENSES

MANAGEMENT FEE                                                   $ 70,187
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (14,461)

TRANSFER AGENT FEES                                               19,649

DISTRIBUTION FEES                                                 59,879

ACCOUNTING FEES AND EXPENSES                                      441

NON-INTERESTED TRUSTEES' COMPENSATION                             59

CUSTODIAN FEES AND EXPENSES                                       370

REGISTRATION FEES                                                 1,106

AUDIT                                                             64

LEGAL                                                             68

MISCELLANEOUS                                                     355

 TOTAL EXPENSES BEFORE REDUCTIONS                                 137,717

 EXPENSE REDUCTIONS                                               (912)       136,805

NET INVESTMENT INCOME                                                         113,601

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $2,660         850,125
 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    (271)       849,854

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            1,640,460

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (48)        1,640,412

NET GAIN (LOSS)                                                               2,490,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 2,603,867
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED   ONE MONTH ENDED  YEAR ENDED
                                          MAY 31, 1998       NOVEMBER 30,     OCTOBER 31,
                                          (UNAUDITED)        1997             1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 113,601          $ 16,383         $ 248,319
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  849,854            92,122           1,262,890

 CHANGE IN NET UNREALIZED APPRECIATION     1,640,412          584,763          2,623,684
 (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     2,603,867          693,268          4,134,893
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (230,393)          -                (225,025)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,268,145)        -                (596,509)

 TOTAL DISTRIBUTIONS                       (1,498,538)        -                (821,534)

SHARE TRANSACTIONS - NET INCREASE          2,858,357          153,444          2,638,031
(DECREASE)

  TOTAL INCREASE (DECREASE) IN             3,963,686          846,712          5,951,390
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       21,373,520         20,526,808       14,575,418

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 25,337,206       $ 21,373,520     $ 20,526,808
NET INVESTMENT INCOME OF $84,871,
$201,723 AND $199,910,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
     SIX MONTHS ENDED   ONE MONTH ENDED  YEARS ENDED OCTOBER 31,
     MAY 31, 1998       NOVEMBER 30,

     (UNAUDITED)        1997             1997                     1996 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD      $ 44.02      $ 42.57      $ 35.39   $ 32.86

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                   .24          .04          .54       .09

 NET REALIZED AND UNREALIZED               4.68         1.41         8.80      2.44
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS          4.92         1.45         9.34      2.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                (.60)        -            (.72)     -

 FROM NET REALIZED GAIN                    (2.60)       -            (1.44)    -

 TOTAL DISTRIBUTIONS                       (3.20)       -            (2.16)    -

NET ASSET VALUE, END OF PERIOD            $ 45.74      $ 44.02      $ 42.57   $ 35.39

TOTAL RETURN B, C                          12.02%       3.41%        27.58%    7.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD                 $ 272        $ 143        $ 130     $ 10
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.01% A      1.10% A, F   1.05%     1.48% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.00% A, G   1.09% A, G   1.04% G   1.47% A, G
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO          1.12% A      1.22% A      1.36%     1.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                         34% A        33% A        35%       33%

AVERAGE COMMISSION RATE H                 $ .0437      $ .0497      $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                            SIX MONTHS    ONE MONTH              YEARS ENDED OCTOBER 31,
                                            ENDED         ENDED
                                            MAY 31, 1998  NOVEMBER 30,

                                            (UNAUDITED)   1997          1997      1996      1995      1994      1993
 SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 44.20       $ 42.76       $ 35.41   $ 30.89   $ 26.62   $ 25.39   $ 21.14

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                      .22 D         .03 D         .55 D     .61 D     .39       .22       .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)    4.71          1.41          8.78      4.72      5.31      1.92      5.56

 TOTAL FROM INVESTMENT OPERATIONS           4.93          1.44          9.33      5.33      5.70      2.14      5.64

LESS DISTRIBUTIONS                          (.47)         -             (.54)     (.41)     (.27)     (.07)     (.13)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                     (2.60)        -             (1.44)    (.40)     (1.16)    (.84)     (1.26)

 TOTAL DISTRIBUTIONS                        (3.07)        -             (1.98)    (.81)     (1.43)    (.91)     (1.39)

NET ASSET VALUE, END OF PERIOD              $ 46.06       $ 44.20       $ 42.76   $ 35.41   $ 30.89   $ 26.62   $ 25.39

TOTAL RETURN B, C                           11.96%        3.37%         27.43%    17.61%    22.88%    8.71%     28.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)     $ 23,431      $ 20,411      $ 19,652  $ 14,315  $ 9,691   $ 4,599   $ 2,055

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.17% A       1.28% A       1.18%     1.34%     1.59%     1.63%     1.65%

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                            1.16% A, E    1.27% A, E    1.17% E   1.34%     1.58% E   1.62% E   1.64% E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS                       .98% A        1.03% A       1.39%     1.88%     1.56%     1.12%     .43%

PORTFOLIO TURNOVER                          34% A         33% A         35%       33%       39%       43%       69%

AVERAGE COMMISSION RATE F                   $ .0437       $ .0497       $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                SIX MONTHS ENDED   ONE MONTH ENDED   YEAR ENDED
                                                MAY 31, 1998       NOVEMBER 30,      OCTOBER 31,

                                                (UNAUDITED)        1997              1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 44.02            $ 42.60           $ 37.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                         .08               .02               .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)         4.70              1.40              4.85

 TOTAL FROM INVESTMENT OPERATIONS                4.78              1.42              4.98

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.48)             -                 -

 FROM NET REALIZED GAIN                          (2.60)            -                 -

 TOTAL DISTRIBUTIONS                             (3.08)            -                 -

NET ASSET VALUE, END OF PERIOD                  $ 45.72            $ 44.02           $ 42.60

TOTAL RETURN B, C                                11.65%            3.33%             13.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 976              $ 423             $ 371

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.76% A           1.85% A, F        1.75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.75% A, G        1.84% A, G        1.74%  A, G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        .36% A            .47% A            .48% A
NET ASSETS

PORTFOLIO TURNOVER                               34% A             33% A             35%

AVERAGE COMMISSION RATE H                       $ .0437            $ .0497           $ .0480


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 44.20            $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .05               .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            4.73              .56

 TOTAL FROM INVESTMENT OPERATIONS                                   4.78              .58

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.47)             -

 FROM NET REALIZED GAIN                                             (2.60)            -

 TOTAL DISTRIBUTIONS                                                (3.07)            -

NET ASSET VALUE, END OF PERIOD                                     $ 45.91            $ 44.20

TOTAL RETURN B, C                                                   11.60%            1.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 155              $ 6

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.83% A           1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.82% A, G        1.84% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .24% A            .74% A

PORTFOLIO TURNOVER                                                  34% A             33% A

AVERAGE COMMISSION RATE H                                          $ .0437            $ .0497


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED   ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
                              MAY 31, 1998       NOVEMBER 30,

                              (UNAUDITED)        1997              1997     1996     1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 44.31            $ 42.85           $ 35.47  $ 30.97  $ 29.04
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .33 D             .05 D             .75 D    .77 D    .12

 NET REALIZED AND              4.71              1.41              8.78     4.74     1.81
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.04              1.46              9.53     5.51     1.93
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.68)             -                 (.71)    (.61)    -
 INCOME

 FROM NET REALIZED GAIN        (2.60)            -                 (1.44)   (.40)    -

 TOTAL DISTRIBUTIONS           (3.28)            -                 (2.15)   (1.01)   -

NET ASSET VALUE, END          $ 46.07            $ 44.31           $ 42.85  $ 35.47  $ 30.97
OF PERIOD

TOTAL RETURN B, C              12.25%            3.41%             28.07%   18.25%   6.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 503              $ 392             $ 375    $ 250    $ 72
(IN  MILLIONS)

RATIO OF EXPENSES TO           .65% A            .71% A            .66%     .85%     .82% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .64%  A, F        .70%  A, F        .65% F   .84% F   .81% A, F
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        1.50% A           1.60% A           1.91%    2.38%    2.33% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER             34% A             33% A             35%      33%      39%

AVERAGE COMMISSION RATE G     $ .0437            $ .0497           $ .0480  $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts have been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,249,838,000 and $3,758,658,000, respectively, of which U.S. government and government agency obligations aggregated $125,086,000 and $125,531,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 255,000     $ -

CLASS T    55,868,000    672,000

CLASS B    3,398,000     2,549,000

CLASS C    358,000       358,000

          $ 59,879,000  $ 3,579,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 70,000

CLASS T    1,165,000

CLASS B    119,000

CLASS C    79,000

          $ 1,433,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 1,709,000  $ 692,000

CLASS T    6,934,000    2,794,000

CLASS B    593,000      593,000*

CLASS C    17,000       17,000*

          $ 9,253,000  $ 4,096,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT        % OF AVERAGE
                                     NET ASSETS

CLASS A                $ 239,000     .24 *

CLASS T                 18,216,000   .17 *

CLASS B                 794,000      .24 *

CLASS C                 81,000       .23 *

INSTITUTIONAL CLASS     319,000      .15 *

                       $ 19,649,000

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,078,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $911,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   MONTH ENDED    YEAR ENDED
                            MAY 31,            NOVEMBER 30,   OCTOBER 31,

                            1998               1997           1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 1,998,000        $ -            $ 340,000

CLASS T                      217,401,000        -              219,398,000

CLASS B                      4,810,000          -              -

CLASS C                      114,000            -              -

INSTITUTIONAL CLASS          6,070,000          -              5,287,000

TOTAL                       $ 230,393,000      $ -            $ 225,025,000

FROM NET REALIZED GAIN

CLASS A                     $ 8,735,000        $ -            $ 680,000

CLASS T                      1,209,116,000      -              585,105,000

CLASS B                      26,330,000         -              -

CLASS C                      675,000            -              -

INSTITUTIONAL CLASS          23,289,000         -              10,724,000

TOTAL                       $ 1,268,145,000    $ -            $ 596,509,000

                            $ 1,498,538,000    $ -            $ 821,534,000

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS SHARES                                           DOLLARS

                             SIX MONTHS   ONE MONTH     YEAR ENDED    SIX MONTHS   ONE MONTH     YEAR ENDED
                             ENDED        ENDED         OCTOBER 31,   ENDED        ENDED         OCTOBER 31,
                             MAY 31,      NOVEMBER 30,                MAY 31,      NOVEMBER 30,

                             1998         1997 B        1997 A        1998         1997 B        1997 A

CLASS A                      2,870        225           2,974         $ 127,979    $ 9,817       $ 117,909
SHARES SOLD

REINVESTMENT OF              245          -             27            10,085       -             980
DISTRIBUTIONS

SHARES REDEEMED              (405)        (27)          (244)         (18,130)     (1,181)       (9,793)

NET INCREASE                 2,710        198           2,757         $ 119,934    $ 8,636       $ 109,096
(DECREASE)

CLASS T                      59,981       6,519         116,907       $ 2,666,005  $ 284,968     $ 4,556,363
SHARES SOLD

REINVESTMENT OF              32,320       -             21,028        1,340,779    -             753,684
DISTRIBUTIONS

SHARES REDEEMED             (45,372)     (4,329)       (82,660)      (2,027,107)  (188,917)     (3,203,810)

NET INCREASE                46,929       2,190         55,275        $ 1,979,677  $ 96,051      $ 2,106,237
(DECREASE)

CLASS B                     11,764       938           8,871         $ 525,202    $ 40,834      $ 361,076
SHARES SOLD

REINVESTMENT OF             667          -             -             27,524       -             -
DISTRIBUTIONS

SHARES REDEEMED             (674)        (40)          (171)        (30,201)      (1,738)       (7,098)

NET INCREASE                11,757       898           8,700        $ 522,525     $ 39,096      $ 353,978
(DECREASE)

CLASS C                     3,322        132                        $ 148,829     $ 5,792
SHARES SOLD

REINVESTMENT OF             15           -                          602           -
DISTRIBUTIONS

SHARES REDEEMED            (96)          -                         (4,270)       (12)

NET INCREASE               3,241        132                        $ 145,161     $ 5,780
(DECREASE)

INSTITUTIONAL              3,434        219           6,006        $ 153,885     $ 9,609       $ 232,509
CLASS
SHARES SOLD

REINVESTMENT OF            595          -             346          24,612        -             12,382
DISTRIBUTIONS

SHARES REDEEMED            (1,959)      (130)         (4,658)      (87,437)      (5,728)       (176,171)

NET INCREASE               2,070        89            1,694        $ 91,060      $ 3,881       $ 68,720
(DECREASE)


C SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
D SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 33,000

CLASS T                961,000

CLASS B                50,000

CLASS C                31,000

INSTITUTIONAL CLASS    31,000

                      $ 1,106,000

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AmeriSource Health Corp. Class A  $ 5,785 $ - $ - $ 63,244
Burlington Industries, Inc.   565  -  -  54,440
Cherry Corp. Class A (Non Vtg.)   -  -  -  -
Cherry Corp. Class B   -  -  -  6,537
Discount Auto Parts, Inc.   7,952  -  -  32,713
Fleetwood Enterprises   -  6,227  -  -
Kaufman & Broad Home Corp.   6,281  -  588  73,805
Lam Research Corp.   -  -  -  50,256
Liz Claiborne, Inc.   9,237  -  380  178,602
Policy Management Systems Corp.   -  -  -  76,911
SCI Systems, Inc.   5,793  249  -  109,371
Solectron Corp.   57,593  -  -  360,380
Ultratech Stepper, Inc.   8,590  -  -  34,344
TOTALS  $ 101,796 $ 6,476 $ 968 $ 1,040,603


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
George A. Vanderheiden, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 31  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 6  PAST 1  PAST 5   PAST 10
                                      MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV GROWTH OPPORTUNITIES -   12.25%  26.24%  154.04%  520.73%
 INST CL

S&P 500 (REGISTERED TRADEMARK)        15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE                  11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV GROWTH OPPORTUNITIES -   26.24%  20.50%  20.03%
 INST CL

S&P 500                               30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE                  25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares'
cumulative return and show you what would have happened if
Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
            FA Growth Opp -CL I         S&P 500
             00688                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10885.98                    10459.00
  1988/07/31      10862.87                    10419.26
  1988/08/31      10493.07                    10065.00
  1988/09/30      10916.80                    10493.77
  1988/10/31      10993.84                    10785.50
  1988/11/30      10639.45                    10631.26
  1988/12/31      11048.26                    10817.31
  1989/01/31      11994.79                    11609.14
  1989/02/28      11766.32                    11320.07
  1989/03/31      11880.55                    11583.83
  1989/04/30      12647.57                    12185.03
  1989/05/31      13496.18                    12678.52
  1989/06/30      12916.84                    12606.26
  1989/07/31      13643.05                    13744.60
  1989/08/31      14148.96                    14013.99
  1989/09/30      14010.24                    13956.54
  1989/10/31      13488.02                    13632.75
  1989/11/30      13577.78                    13910.85
  1989/12/31      13715.56                    14244.71
  1990/01/31      12727.69                    13288.89
  1990/02/28      13036.40                    13460.32
  1990/03/31      13371.57                    13817.02
  1990/04/30      12930.55                    13471.59
  1990/05/31      14474.10                    14785.07
  1990/06/30      14553.49                    14684.54
  1990/07/31      14024.27                    14637.54
  1990/08/31      12480.72                    13314.31
  1990/09/30      11510.49                    12665.90
  1990/10/31      11457.56                    12611.44
  1990/11/30      12674.76                    13426.14
  1990/12/31      13489.68                    13800.73
  1991/01/31      15104.52                    14402.44
  1991/02/28      16460.62                    15432.22
  1991/03/31      16915.63                    15805.67
  1991/04/30      17263.58                    15843.61
  1991/05/31      18209.28                    16528.05
  1991/06/30      16924.55                    15771.07
  1991/07/31      18111.15                    16506.00
  1991/08/31      18815.96                    16897.19
  1991/09/30      18387.72                    16615.01
  1991/10/31      18360.95                    16837.65
  1991/11/30      17272.50                    16159.09
  1991/12/31      19247.19                    18007.69
  1992/01/31      19802.12                    17672.75
  1992/02/29      20697.79                    17902.49
  1992/03/31      20006.56                    17553.40
  1992/04/30      20551.76                    18069.47
  1992/05/31      20843.82                    18158.01
  1992/06/30      20366.78                    17887.45
  1992/07/31      21067.74                    18619.05
  1992/08/31      20483.61                    18237.36
  1992/09/30      20542.02                    18452.56
  1992/10/31      20580.96                    18517.14
  1992/11/30      21573.99                    19148.58
  1992/12/31      22139.29                    19384.11
  1993/01/31      22814.26                    19546.93
  1993/02/28      22876.57                    19812.77
  1993/03/31      23728.08                    20230.82
  1993/04/30      23769.62                    19741.23
  1993/05/31      24434.21                    20270.30
  1993/06/30      24527.67                    20329.08
  1993/07/31      24693.82                    20247.77
  1993/08/31      25451.87                    21015.16
  1993/09/30      25545.33                    20853.34
  1993/10/31      26365.69                    21285.00
  1993/11/30      26241.08                    21082.80
  1993/12/31      27048.30                    21337.90
  1994/01/31      28545.00                    22063.39
  1994/02/28      28114.30                    21465.47
  1994/03/31      26919.09                    20529.57
  1994/04/30      27629.75                    20792.35
  1994/05/31      27780.50                    21133.35
  1994/06/30      27026.76                    20615.58
  1994/07/31      27791.27                    21291.77
  1994/08/31      28964.94                    22164.73
  1994/09/30      28092.76                    21621.70
  1994/10/31      28663.44                    22108.19
  1994/11/30      27748.20                    21303.01
  1994/12/31      27821.05                    21618.93
  1995/01/31      28037.69                    22179.51
  1995/02/28      28892.84                    23043.84
  1995/03/31      29633.98                    23723.87
  1995/04/30      30637.36                    24422.54
  1995/05/31      31914.39                    25398.71
  1995/06/30      32997.59                    25988.72
  1995/07/31      34126.39                    26850.50
  1995/08/31      34377.24                    26917.90
  1995/09/30      35049.96                    28053.83
  1995/10/31      35312.21                    27953.68
  1995/11/30      36201.57                    29180.85
  1995/12/31      37164.22                    29742.87
  1996/01/31      37764.59                    30755.32
  1996/02/29      37670.42                    31040.42
  1996/03/31      37623.33                    31339.34
  1996/04/30      38270.79                    31801.28
  1996/05/31      39071.28                    32621.44
  1996/06/30      39271.41                    32745.72
  1996/07/31      38188.38                    31299.02
  1996/08/31      38506.23                    31959.11
  1996/09/30      40342.66                    33757.77
  1996/10/31      41755.30                    34688.81
  1996/11/30      45051.46                    37310.94
  1996/12/31      43966.94                    36571.81
  1997/01/31      46150.93                    38856.82
  1997/02/28      46550.29                    39161.45
  1997/03/31      44266.46                    37552.31
  1997/04/30      46288.21                    39794.18
  1997/05/31      49171.09                    42216.85
  1997/06/30      50718.60                    44108.17
  1997/07/31      54500.04                    47617.85
  1997/08/31      52515.72                    44950.30
  1997/09/30      54612.35                    47412.23
  1997/10/31      53476.68                    45828.66
  1997/11/30      55298.75                    47950.07
  1997/12/31      56806.35                    48773.37
  1998/01/31      56939.63                    49312.81
  1998/02/28      60712.25                    52869.25
  1998/03/31      62625.50                    55576.68
  1998/04/30      62638.98                    56135.78
  1998/05/29      62073.08                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 154828 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $62,073 - a 520.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. During the six months that ended May 31, 1998, the fund's Institutional Class shares returned 12.25%, while the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares returned 26.24%, while the Lipper average and S&P 500 returned 25.86% and 30.69%, respectively.
Q. WHY DID THE FUND LAG THE S&P 500 OVER THE PAST SIX MONTHS?
A. Stocks in the technology and nondurables sectors hurt the fund's performance relative to the S&P 500. Several of the fund's technology holdings declined due to stock-specific factors as well as reduced demand caused by economic weakness in Asia. Nondurables were a detractor primarily due to the poor performance of Philip Morris. The failed attempt at a tobacco industry settlement and the uncertainty surrounding future litigation and government legislation turned market sentiment against many tobacco companies. The fund's bond and cash equivalent holdings also hurt performance, accounting for over half of the underperformance relative to the S&P 500.
Q. DID YOU CHANGE THE FUND'S ALLOCATION TO BOND AND CASH EQUIVALENTS?
A. The allocation to bonds and cash equivalents was reduced slightly during the period. Bonds ended the period under 11% of the fund's investments and cash stood at about 5%. In addition to keeping the fund diversified across industry sectors, I invest in bonds when I feel they are attractively priced. I originally purchased bonds as a hedge against slowing corporate earnings growth. Although the deceleration in earnings growth has taken longer than I expected, deflation - price declines - remains a potential shock to the economy that could disrupt the stock market.
Q. WHAT STRATEGIES HELPED THE FUND'S PERFORMANCE?
A. On the positive side, the fund benefited from an overweight position relative to the S&P 500 in the retail sector, as well as good performance from specific retail stocks. Fund holdings Lowes, Home Depot and Wal-Mart Stores - all top 10 holdings during the period - displayed strength as investors favored retail stocks that were positioned to perform well in a slow-growth, low inflation-environment. Good stock selection among utilities holdings also helped returns. Vodafone Group, a telecommunications company based in the United Kingdom, benefited from strong earnings due to higher subscriber growth and increased contribution from its overseas operations.
Q. DID YOU MAKE ANY ADJUSTMENT TO THE FUND'S SECTOR POSITIONING DURING THE PAST SIX MONTHS AS A RESULT OF THE ASIAN FINANCIAL CRISIS?
A. In many ways, the U.S. consumer has been the beneficiary of the faltering Asian economies. Interest rates, inflation and oil prices have all declined due to reduced demand emanating from Asia. This has created a favorable environment for consumer spending, because prices for many consumer goods - as well as home mortgage interest rates - have either declined or risen only a small amount. This benign environment has helped spur sales in the retail, apparel and housing industries. Consequently, I increased the fund's retail positions, maintaining investments in companies such as Home Depot, Lowes, Circuit City and Wal-Mart Stores. On the other hand, the economic weakness in Asia has hurt the earnings and pricing power of many technology companies. The reduction in earnings at many companies that had a large reliance on Asia has caused a reduction in capital spending, which, in turn, has decreased technology spending plans. Accordingly, orders have not yet increased to prior levels at many semiconductor and semiconductor capital equipment manufacturers. Therefore, I reduced the fund's technology stake during the period.
Q. WHAT'S YOUR OUTLOOK?
A. The fund's positioning continues to reflect an environment of anemic pricing power, flat-to-declining corporate earnings and decreasing inflation. The fund is positioned to take advantage of this economic outlook by focusing on four areas: (1) companies in the financial sector that should benefit from falling interest rates; (2) global companies with proprietary advantages that can be used to grow market share worldwide; (3) innovative companies in the technology, health care and telecommunications sectors that could rely on unit growth rather than price increases to grow earnings; and (4) industries in consolidation that still have strong growth rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN ON THE
IMPACT OF ASIAN ECONOMIC
WEAKNESS:
"The media says the situation in
Asia has stabilized, but I haven't
heard that from the companies
with whom I speak. In South Korea
and Japan, industrial production
is down significantly from a year
ago and the factory operating rate
in Korea is the lowest on record.
China's banking system is
considered insolvent and profits of
Chinese industrial companies are
down 83% from a year ago. Although
the immediate concerns faced by
U.S. investors may have diminished,
these ongoing economic problems
in Asia still pose formidable
investment risks. The first wave of
the Asia problem affected the U.S.
by negatively impacting earnings
from those companies that sell
products and services to Asia. The
second wave effect will be price
pressure on U.S. goods due to
cheaper Asian imports. In March,
for example, exports into West
Coast ports from Asia were up 40%.
These goods are now making their
way through the domestic retail
and industrial channels, putting
price pressure on domestic goods.
While this development is not
positive for the earnings of some
U.S. companies, it is good for
inflation prospects. Inflation could
come down further in the second
half of this year, which would be
beneficial for the financial markets."
FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE: as of May 31, 1998,
more than $25.3 billion
MANAGER: George Vanderheiden,
since 1987; joined Fidelity
in 1971
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE STOCKS
                                                6 MONTHS AGO

FANNIE MAE                        4.9           5.0

PHILIP MORRIS COMPANIES, INC.     4.3           6.0

COLUMBIA/HCA HEALTHCARE CORP.     2.9           2.9

FLEET FINANCIAL GROUP, INC.       2.9           3.0

FREDDIE MAC                       2.6           2.8

HOME DEPOT, INC.                  2.2           1.9

WAL-MART STORES, INC.             2.0           1.8

VODAFONE GROUP PLC SPONSORED ADR  1.8           1.6

LOWE'S COMPANIES, INC.            1.8           1.4

GENERAL MOTORS CORP.              1.7           1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             18.6          18.8

TECHNOLOGY          9.6           10.7

HEALTH              9.3           7.9

RETAIL & WHOLESALE  9.1           8.0

UTILITIES           8.9           7.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 84.2
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 5.1
STOCKS  80.8%
BONDS 12.1%
SHORT-TERM
INVESTMENTS 7.1%
FOREIGN
INVESTMENTS 8.0%
STOCKS  84.2%
BONDS 10.7%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 10.6%
ROW: 1, COL: 1, VALUE: 80.8
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 7.1
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.1%
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 Class A  66,694 $ 3,556
 Class B  473,000  25,867
  29,423
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.4%
Cabot Corp.   729,700  24,308
du Pont (E.I.) de Nemours & Co.   2,284,300  175,891
Raychem Corp.   2,479,300  93,284
Union Carbide Corp.   836,400  41,768
  335,251
PACKAGING & CONTAINERS - 0.6%
Bemis Co., Inc.   57,700  2,434
Corning, Inc.   640,500  25,260
Owens-Illinois, Inc. (a)  2,844,700  127,834
  155,528
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp.   97,300  3,247
Champion International Corp.   752,500  36,120
Georgia-Pacific Corp.   78,900  5,064
Stone Container Corp.   412,400  7,320
Willamette Industries, Inc.   503,800  17,287
  69,038
TOTAL BASIC INDUSTRIES   559,817
CONSTRUCTION & REAL ESTATE - 2.0%
BUILDING MATERIALS - 0.5%
Armstrong World Industries, Inc.   304,800  25,642
Owens-Corning  2,220,700  83,276
Sherwin-Williams Co.   550,800  18,314
  127,232
CONSTRUCTION - 0.9%
Centex Corp.   1,045,600  37,380
D.R. Horton, Inc.   2,254,980  40,590
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Fleetwood Enterprises, Inc.   1,375,052 $ 55,002
Kaufman & Broad Home Corp. (c)  2,873,200  73,805
U.S. Home Corp. (a)  560,100  22,649
  229,426
ENGINEERING - 0.6%
Fluor Corp.   2,834,100  135,151
TOTAL CONSTRUCTION & REAL ESTATE   491,809
DURABLES - 4.7%
AUTOS, TIRES, & ACCESSORIES - 2.9%
AutoZone, Inc.   753,500  25,054
Cummins Engine Co., Inc.   1,386,700  72,108
Discount Auto Parts, Inc. (a)(c)  1,273,500  32,713
General Motors Corp.   5,818,339  418,557
Goodyear Tire & Rubber Co.   719,900  51,743
Magna International, Inc. Class A  1,374,400  96,598
Republic Industries, Inc. (a)  891,700  21,958
Superior Industries International, Inc.   77,300  2,251
  720,982
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.   901,500  83,501
CONSUMER ELECTRONICS - 0.3%
Maytag Co.   467,100  23,559
Newell Co.   284,000  13,704
Whirlpool Corp.   409,800  27,994
  65,257
TEXTILES & APPAREL - 1.2%
Burlington Industries, Inc. (a)(c)  3,099,800  54,440
Jones Apparel Group, Inc. (a)  421,500  26,713
Liz Claiborne, Inc. (c)  3,523,600  178,602
NIKE, Inc. Class B  592,800  27,269
Shaw Industries, Inc.   559,100  8,946
Warnaco Group, Inc. Class A  207,200  8,547
  304,517
TOTAL DURABLES   1,174,257
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 6.3%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   1,189,200 $ 45,413
Schlumberger Ltd.   297,100  23,192
  68,605
OIL & GAS - 6.0%
Amerada Hess Corp.   3,682,500  199,085
Apache Corp.   408,800  13,976
Atlantic Richfield Co.   353,000  27,843
British Petroleum PLC ADR  3,280,488  290,731
Burlington Resources, Inc.   2,613,665  110,101
Chevron Corp.   1,060,000  84,668
Cooper Cameron Corp. (a)  495,500  29,482
Elf Aquitaine SA sponsored ADR  287,447  19,708
Kerr-McGee Corp.   237,500  15,022
Occidental Petroleum Corp.   7,442,700  205,605
Royal Dutch Petroleum Co.   5,176,200  290,191
Tosco Corp.   4,809,000  152,686
Total SA:
 Class B  197,574  24,507
 sponsored ADR  435,352  27,128
USX-Marathon Group  305,600  10,696
Unocal Corp.   275,874  9,828
Valero Energy Corp.   84,400  2,754
  1,514,011
TOTAL ENERGY   1,582,616
FINANCE - 18.6%
BANKS - 2.1%
Banc One Corp.   624,500  34,426
Bank of Tokyo-Mitsubishi Ltd.   3,467,000  35,581
Credit Suisse Group (Reg.)  678,900  149,103
NationsBank Corp.   1,552,200  117,579
Providian Financial Corp.   2,440,800  155,296
Wells Fargo & Co.   107,100  38,717
  530,702
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.1%
CIT Group, Inc. Class A  156,100 $ 4,917
First Chicago NBD Corp.   225,000  19,673
Fleet Financial Group, Inc.   8,967,710  735,352
Green Tree Financial Corp.   687,900  27,645
  787,587
FEDERAL SPONSORED CREDIT - 7.5%
Fannie Mae  20,356,620  1,218,852
Freddie Mac  14,220,100  647,015
  1,865,867
INSURANCE - 5.3%
AFLAC, Inc.   605,550  38,716
Allmerica Financial Corp.   912,000  57,171
Allstate Corp.   2,885,982  271,643
American International Group, Inc.   2,319,475  287,180
CIGNA Corp.   3,378,300  231,414
General Re Corp.   6,000  1,319
Loews Corp.   840,300  76,257
MBIA, Inc.   377,200  28,125
MGIC Investment Corp.   2,919,900  175,012
PMI Group, Inc.   771,300  57,992
Reliastar Financial Corp.   212,200  9,178
Torchmark Corp.   1,462,600  62,709
Travelers Property Casualty Corp. Class A  791,500  32,897
  1,329,613
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   287,340  31,033
SECURITIES INDUSTRY - 0.5%
Nomura Securities Co. Ltd.   5,983,000  65,066
Travelers Group, Inc. (The)  216,900  13,231
United Asset Management Corp.   1,589,000  41,314
Waddell & Reed Financial, Inc. Class A  35,300  816
  120,427
TOTAL FINANCE   4,665,229
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 9.3%
DRUGS & PHARMACEUTICALS - 3.4%
American Home Products Corp.   4,857,400 $ 234,673
Amgen, Inc. (a)  2,039,400  123,384
Astra AB Class A Free shares  5,569,266  111,679
Merck & Co., Inc.   556,300  65,122
Novartis AG (Reg.)  58,632  99,066
Schering-Plough Corp.   2,644,400  221,303
  855,227
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
AmeriSource Health Corp. Class A (a)(c)  1,163,100  63,244
Baxter International, Inc.   267,000  15,269
Biomet, Inc.   1,097,500  31,690
Johnson & Johnson  1,135,500  78,420
St. Jude Medical, Inc. (a)  2,181,300  77,981
  266,604
MEDICAL FACILITIES MANAGEMENT - 4.8%
Columbia/HCA Healthcare Corp.   22,538,663  736,732
HEALTHSOUTH Corp.   522,200  14,817
Humana, Inc. (a)  5,667,100  176,034
Tenet Healthcare Corp. (a)  4,298,900  150,462
United HealthCare Corp.   2,105,900  134,778
  1,212,823
TOTAL HEALTH   2,334,654
HOLDING COMPANIES - 0.0%
U.S. Industries, Inc.   351,150  9,262
INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%
ELECTRICAL EQUIPMENT - 3.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA:
sponsored ADR  90,500  3,915
 (RFD)  811,300  173,366
Cherry Corp. (a):
 Class A (Non Vtg.)  537,300  9,201
 Class B (c)  368,300  6,537
Emerson Electric Co.   1,692,100  102,795
General Electric Co.   1,688,600  140,787
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   142,600 $ 15,053
Philips Electronics NV  2,444,600  232,543
Philips Electronics NV (Bearer)  1,875,000  177,920
  862,117
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Caterpillar, Inc.   1,454,900  79,929
Tyco International Ltd.   1,747,000  96,740
Ultratech Stepper, Inc. (a)(c)  1,696,000  34,344
United States Filter Corp. (a)  1,077,400  32,793
  243,806
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,105,923
MEDIA & LEISURE - 3.5%
BROADCASTING - 1.1%
CBS Corp.   665,300  21,123
Comcast Corp. Class A special  285,900  9,801
Cox Communications, Inc. Class A (a)  414,400  18,104
TCA Cable TV, Inc.   500,000  30,469
Tele-Communications, Inc. (a):
 (TCI Group), Series A   986,827  33,861
 (TCI Ventures Group), Series A  5,667,146  98,644
Time Warner, Inc.   796,800  62,001
  274,003
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  1,362,000  39,413
King World Productions, Inc.   473,500  12,074
Royal Caribbean Cruises Ltd.   411,200  28,656
Viacom, Inc. Class A (a)  185,400  10,209
  90,352
LODGING & GAMING - 0.8%
Circus Circus Enterprises, Inc. (a)  1,291,100  22,916
Mirage Resorts, Inc. (a)  1,984,800  41,309
Promus Hotel Corp. (a)  1,712,000  74,044
Sun International Hotels Ltd. Ord. (a)  1,124,000  51,353
  189,622
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.4%
Cognizant Corp.   517,200 $ 27,540
Harte Hanks Communicatons, Inc.   180,400  4,082
U S WEST Media Group (a)  2,068,700  76,671
  108,293
RESTAURANTS - 0.8%
McDonald's Corp.   1,195,600  78,461
Papa John's International, Inc. (a)  489,200  20,363
Wendy's International, Inc.   4,326,300  106,806
  205,630
TOTAL MEDIA & LEISURE   867,900
NONDURABLES - 4.4%
BEVERAGES - 0.1%
PepsiCo, Inc.   447,300  18,255
TOBACCO - 4.3%
Philip Morris Companies, Inc.   29,033,500  1,085,127
TOTAL NONDURABLES   1,103,382
PRECIOUS METALS - 0.0%
Newmont Mining Corp.   385,881  9,623
RETAIL & WHOLESALE - 9.1%
APPAREL STORES - 0.5%
Gap, Inc.   1,001,400  54,076
TJX Companies, Inc.   1,326,800  62,028
  116,104
GENERAL MERCHANDISE STORES - 2.7%
Federated Department Stores, Inc. (a)  1,791,313  92,813
Penney (J.C.) Co., Inc.   813,100  58,391
Proffitts, Inc. (a)  799,800  31,392
Wal-Mart Stores, Inc.   9,151,900  505,070
  687,666
GROCERY STORES - 0.4%
Safeway, Inc. (a)  2,776,600  101,172
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 5.5%
Circuit City Stores, Inc. - Circuit City Group  4,380,200 $ 185,611
Home Depot, Inc.   7,055,250  554,278
Lowe's Companies, Inc.   5,642,600  446,823
Officemax, Inc. (a)  2,598,625  42,715
Office Depot, Inc. (a)  646,300  19,066
Rex Stores Corp. (a)  226,200  3,040
Staples, Inc. (a)  2,216,200  55,682
Toys "R" Us, Inc. (a)  406,000  10,759
U.S. Office Products Co. (a)  1,974,800  33,448
Viking Office Products, Inc. (a)  1,032,400  29,520
  1,380,942
TOTAL RETAIL & WHOLESALE   2,285,884
SERVICES - 0.6%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   229,650  13,621
SERVICES - 0.6%
AccuStaff, Inc. (a)  1,180,000  38,865
Cendant Corp. (a)  1,721,021  37,325
Medpartners, Inc. (a)  1,700,200  15,196
Service Corp. International  1,468,000  60,005
  151,391
TOTAL SERVICES   165,012
TECHNOLOGY - 9.6%
COMPUTER SERVICES & SOFTWARE - 2.4%
Automatic Data Processing, Inc.   842,300  53,592
Black Box Corp. (a)  724,600  28,893
Ceridian Corp. (a)  1,202,800  64,951
CompUSA, Inc. (a)  746,100  11,751
Com21, Inc.   12,400  181
E Trade Group, Inc. (a)  1,947,400  42,113
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Electronic Data Systems Corp.   1,199,900 $ 43,646
Electronics for Imaging, Inc. (a)  1,896,400  37,454
First Data Corp.   1,864,700  62,001
Microsoft Corp. (a)  1,563,300  132,587
Oracle Corp. (a)  1,828,225  43,192
Policy Management Systems Corp. (a)(c)  932,250  76,911
  597,272
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Adaptec, Inc. (a)  1,304,500  19,811
Compaq Computer Corp.   4,142,800  113,150
Hewlett-Packard Co.   1,297,200  80,589
Ingram Micro, Inc. Class A (a)  270,000  11,897
International Business Machines Corp.   1,401,200  164,466
SCI Systems, Inc. (a)(c)  3,205,000  109,371
Tech Data Corp. (a)  1,818,800  73,889
  573,173
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  100,000  3,200
Cognex Corp. (a)  480,900  9,137
Lam Research Corp. (a)(c)  2,110,500  50,256
Novellus Systems, Inc. (a)  451,700  17,080
Thermo Electron Corp. (a)  1,939,400  68,121
Varian Associates, Inc.   847,200  40,719
  188,513
ELECTRONICS - 4.2%
Altera Corp. (a)  447,100  15,034
Amkor Technology, Inc.   613,300  6,363
AMP, Inc.   1,888,800  71,774
Intel Corp.   1,417,700  101,277
International Rectifier Corp. (a)  820,500  8,667
Methode Electronics, Inc. Class A  635,500  8,103
Micrel, Inc. (a)  482,700  15,099
Microchip Technology, Inc. (a)  1,933,800  47,378
Micron Technology, Inc. (a)  5,671,400  133,632
Molex, Inc.   2,047,452  53,362
Motorola, Inc.   2,879,200  152,418
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Solectron Corp. (a)(c)  8,710,100 $ 360,380
Thomas & Betts Corp.   1,259,200  67,289
Vishay Intertechnology, Inc.   316,465  7,061
  1,047,837
TOTAL TECHNOLOGY   2,406,795
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Bombardier, Inc. Class B  971,800  24,980
CSX Corp.   1,375,600  65,513
  90,493
SHIPPING - 0.0%
Stolt-Nielsen SA Class B sponsored ADR  301,400  5,463
Stolt-Nielsen SA  125,300  2,255
  7,718
TOTAL TRANSPORTATION   98,211
UTILITIES - 8.9%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  1,965,600  93,612
Vodafone Group PLC sponsored ADR  4,158,200  456,882
  550,494
ELECTRIC UTILITY - 0.5%
American Electric Power Co., Inc.   1,130,600  51,301
Consolidated Edison, Inc.   181,300  7,762
Duke Energy Corp.   352,600  20,319
Entergy Corp.   23,900  629
Houston Industries, Inc.   502,000  14,370
Niagara Mohawk Power Corp. (a)  483,900  5,988
PG&E Corp.   622,419  19,606
  119,975
TELEPHONE SERVICES - 6.2%
AT&T Corp.   2,167,900  131,970
Ameritech Corp.   894,600  37,965
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Bell Atlantic Corp.   949,246 $ 86,975
BellSouth Corp.   1,212,000  78,174
EXCEL Communications, Inc. (a)  590,000  12,980
LCI International, Inc. (a)  1,040,300  38,946
MCI Communications Corp.   7,662,600  409,710
Qwest Communications International, Inc.   869,700  28,754
SBC Communications, Inc.   2,466,700  95,893
Sprint Corp.   3,602,500  258,479
Telebras sponsored ADR  2,866,400  305,630
WorldCom, Inc. (a)  1,411,000  64,201
  1,549,677
TOTAL UTILITIES   2,220,146
TOTAL COMMON STOCKS
(Cost $14,053,816)   21,109,943
U.S. TREASURY OBLIGATIONS - 10.7%
  PRINCIPAL
  AMOUNT (000S)
Stripped Principal:
 0%, 2/15/19 $ 702,000  206,809
 0%, 8/15/19  420,000  120,133
 0%, 8/15/20  1,351,300  363,973
 0%, 8/15/21  212,000  53,765
6 1/4%, 8/15/23  330,750  345,945
7 5/8%, 11/15/22  106,000  129,337
8 1/8%, 8/15/19  1,156,000  1,463,056
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,309,070)   2,683,018
CASH EQUIVALENTS - 5.1%
  SHARES VALUE (NOTE 1)
   (000S)
Taxable Central Cash Fund
(Cost $1,275,077) (b)  1,275,076,895 $ 1,275,077
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $17,637,963)  $ 25,068,038
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.4%
United Kingdom   3.0
Netherlands   2.8
Brazil   1.1
Others (individually less than 1%)   3.7
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $17,645,274,000. Net unrealized appreciation aggregated $7,422,764,000, of which $7,797,079,000 related to appreciated investment securities and $374,315,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                          MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $17,637,963) -                              $ 25,068,038
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                       329,558

RECEIVABLE FOR FUND SHARES SOLD                                                       58,912

DIVIDENDS RECEIVABLE                                                                  20,836

INTEREST RECEIVABLE                                                                   39,217

OTHER RECEIVABLES                                                                     242

PREPAID EXPENSES                                                                      6

 TOTAL ASSETS                                                                         25,516,809

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 113,968

PAYABLE FOR FUND SHARES REDEEMED                                           40,429

ACCRUED MANAGEMENT FEE                                                     9,862

DISTRIBUTION FEES PAYABLE                                                  10,790

OTHER PAYABLES AND ACCRUED EXPENSES                                        4,554

 TOTAL LIABILITIES                                                                    179,603

NET ASSETS                                                                           $ 25,337,206

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 16,988,142

UNDISTRIBUTED NET INVESTMENT INCOME                                                   84,871

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                 834,156
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                             7,430,037
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                           $ 25,337,206



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                           $45.74
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($272,284 (DIVIDED BY) 5,953 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $45.74)                          $48.53

CLASS T:                                                                        $46.06
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($23,431,182 (DIVIDED BY) 508,685 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $46.06)                          $47.73

CLASS B:                                                                        $45.72
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($976,246 (DIVIDED BY) 21,355 SHARES) A

CLASS C:                                                                        $45.91
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($154,843 (DIVIDED BY) 3,373 SHARES) A

INSTITUTIONAL CLASS:                                                            $46.07
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($502,651 (DIVIDED BY) 10,910 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                          SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 131,696
DIVIDENDS (INCLUDING $968 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                      118,710

 TOTAL INCOME                                                                 250,406

EXPENSES

MANAGEMENT FEE                                                   $ 70,187
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (14,461)

TRANSFER AGENT FEES                                               19,649

DISTRIBUTION FEES                                                 59,879

ACCOUNTING FEES AND EXPENSES                                      441

NON-INTERESTED TRUSTEES' COMPENSATION                             59

CUSTODIAN FEES AND EXPENSES                                       370

REGISTRATION FEES                                                 1,106

AUDIT                                                             64

LEGAL                                                             68

MISCELLANEOUS                                                     355

 TOTAL EXPENSES BEFORE REDUCTIONS                                 137,717

 EXPENSE REDUCTIONS                                               (912)       136,805

NET INVESTMENT INCOME                                                         113,601

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $2,660         850,125
 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    (271)       849,854

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            1,640,460

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (48)        1,640,412

NET GAIN (LOSS)                                                               2,490,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 2,603,867
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED   ONE MONTH ENDED  YEAR ENDED
                                          MAY 31, 1998       NOVEMBER 30,     OCTOBER 31,
                                          (UNAUDITED)        1997             1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 113,601          $ 16,383         $ 248,319
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  849,854            92,122           1,262,890

 CHANGE IN NET UNREALIZED APPRECIATION     1,640,412          584,763          2,623,684
 (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     2,603,867          693,268          4,134,893
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (230,393)          -                (225,025)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,268,145)        -                (596,509)

 TOTAL DISTRIBUTIONS                       (1,498,538)        -                (821,534)

SHARE TRANSACTIONS - NET INCREASE          2,858,357          153,444          2,638,031
(DECREASE)

  TOTAL INCREASE (DECREASE) IN             3,963,686          846,712          5,951,390
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       21,373,520         20,526,808       14,575,418

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 25,337,206       $ 21,373,520     $ 20,526,808
NET INVESTMENT INCOME OF $84,871,
$201,723 AND $199,910,
RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                          SIX MONTHS ENDED   ONE MONTH ENDED  YEARS ENDED OCTOBER 31,
                                          MAY 31, 1998       NOVEMBER 30,

                                          (UNAUDITED)        1997             1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD      $ 44.02            $ 42.57          $ 35.39   $ 32.86

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                   .24               .04              .54       .09

 NET REALIZED AND UNREALIZED               4.68              1.41             8.80      2.44
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS          4.92              1.45             9.34      2.53

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                (.60)             -                (.72)     -

 FROM NET REALIZED GAIN                    (2.60)            -                (1.44)    -

 TOTAL DISTRIBUTIONS                       (3.20)            -                (2.16)    -

NET ASSET VALUE, END OF PERIOD            $ 45.74            $ 44.02          $ 42.57   $ 35.39

TOTAL RETURN B, C                          12.02%            3.41%            27.58%    7.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD                 $ 272              $ 143            $ 130     $ 10
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.01% A           1.10% A, F       1.05%     1.48% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.00% A, G        1.09% A, G       1.04% G   1.47% A, G
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO          1.12% A           1.22% A          1.36%     1.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                         34% A             33% A            35%       33%

AVERAGE COMMISSION RATE H                 $ .0437            $ .0497          $ .0480   $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                               SIX MONTHS    ONE MONTH               YEARS ENDED OCTOBER 31,
                                               ENDED         ENDED
                                               MAY 31, 1998  NOVEMBER 30,

                                               (UNAUDITED)   1997          1997     1996     1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 44.20      $ 42.76       $ 35.41  $ 30.89  $ 26.62   $ 25.39   $ 21.14

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                          .22 D        .03 D         .55 D    .61 D    .39       .22       .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)        4.71         1.41          8.78     4.72     5.31      1.92      5.56

 TOTAL FROM INVESTMENT OPERATIONS               4.93         1.44          9.33     5.33     5.70      2.14      5.64

LESS DISTRIBUTIONS                              (.47)        -             (.54)    (.41)    (.27)     (.07)     (.13)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                         (2.60)       -             (1.44)   (.40)    (1.16)    (.84)     (1.26)

 TOTAL DISTRIBUTIONS                            (3.07)       -             (1.98)   (.81)    (1.43)    (.91)     (1.39)

NET ASSET VALUE, END OF PERIOD                  $ 46.06      $ 44.20       $ 42.76  $ 35.41   $ 30.89   $ 26.62   $ 25.39

TOTAL RETURN B, C                               11.96%       3.37%         27.43%   17.61%    22.88%    8.71%     28.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 23,431     $ 20,411      $ 19,652 $ 14,315  $ 9,691   $ 4,599   $ 2,055

RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.17% A      1.28% A       1.18%    1.34%     1.59%     1.63%     1.65%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS AFTER                                    1.16% A, E   1.27% A, E    1.17% E  1.34%     1.58% E   1.62% E   1.64% E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                              .98% A       1.03% A       1.39%    1.88%     1.56%     1.12%     .43%

PORTFOLIO TURNOVER                              34% A        33% A         35%      33%       39%       43%       69%

AVERAGE COMMISSION RATE F                       $ .0437      $ .0497       $ .0480  $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                SIX MONTHS ENDED   ONE MONTH ENDED   YEAR ENDED
                                                MAY 31, 1998       NOVEMBER 30,      OCTOBER 31,

                                                (UNAUDITED)        1997              1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 44.02            $ 42.60           $ 37.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                         .08               .02               .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)         4.70              1.40              4.85

 TOTAL FROM INVESTMENT OPERATIONS                4.78              1.42              4.98

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.48)             -                 -

 FROM NET REALIZED GAIN                          (2.60)            -                 -

 TOTAL DISTRIBUTIONS                             (3.08)            -                 -

NET ASSET VALUE, END OF PERIOD                  $ 45.72           $ 44.02            $ 42.60

TOTAL RETURN B, C                                11.65%           3.33%              13.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 976             $ 423              $ 371

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.76% A          1.85% A, F         1.75% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.75% A, G       1.84% A, G         1.74%  A, G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        .36% A           .47% A             .48% A
NET ASSETS

PORTFOLIO TURNOVER                               34% A            33% A              35%

AVERAGE COMMISSION RATE H                       $ .0437           $ .0497            $ .0480


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   MAY 31, 1998       NOVEMBER 30,

                                                                   (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 44.20            $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .05               .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            4.73              .56

 TOTAL FROM INVESTMENT OPERATIONS                                   4.78              .58

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.47)             -

 FROM NET REALIZED GAIN                                             (2.60)            -

 TOTAL DISTRIBUTIONS                                                (3.07)            -

NET ASSET VALUE, END OF PERIOD                                     $ 45.91            $ 44.20

TOTAL RETURN B, C                                                   11.60%            1.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 155              $ 6

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.83% A           1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.82% A, G        1.84% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .24% A            .74% A

PORTFOLIO TURNOVER                                                  34% A             33% A

AVERAGE COMMISSION RATE H                                          $ .0437            $ .0497


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED   ONE MONTH ENDED   YEARS ENDED OCTOBER 31,
                              MAY 31, 1998       NOVEMBER 30,

                              (UNAUDITED)        1997              1997     1996     1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 44.31            $ 42.85           $ 35.47  $ 30.97  $ 29.04
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .33 D             .05 D             .75 D    .77 D    .12

 NET REALIZED AND              4.71              1.41              8.78     4.74     1.81
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         5.04              1.46              9.53     5.51     1.93
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.68)             -                 (.71)    (.61)    -
 INCOME

 FROM NET REALIZED GAIN        (2.60)            -                 (1.44)   (.40)    -

 TOTAL DISTRIBUTIONS           (3.28)            -                 (2.15)   (1.01)   -

NET ASSET VALUE, END          $ 46.07            $ 44.31           $ 42.85  $ 35.47  $ 30.97
OF PERIOD

TOTAL RETURN B, C              12.25%            3.41%             28.07%   18.25%   6.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 503              $ 392             $ 375    $ 250    $ 72
(IN  MILLIONS)

RATIO OF EXPENSES TO           .65% A            .71% A            .66%     .85%     .82% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .64%  A, F        .70%  A, F        .65% F   .84% F   .81% A, F
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        1.50% A           1.60% A           1.91%    2.38%    2.33% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER             34% A             33% A             35%      33%      39%

AVERAGE COMMISSION RATE G     $ .0437            $ .0497           $ .0480  $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts have been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,249,838,000 and $3,758,658,000, respectively, of which U.S. government and government agency obligations aggregated $125,086,000 and $125,531,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 255,000     $ -

CLASS T    55,868,000    672,000

CLASS B    3,398,000     2,549,000

CLASS C    358,000       358,000

          $ 59,879,000  $ 3,579,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:


CLASS A   $ 70,000

CLASS T    1,165,000

CLASS B    119,000

CLASS C    79,000

          $ 1,433,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 1,709,000  $ 692,000

CLASS T    6,934,000    2,794,000

CLASS B    593,000      593,000*

CLASS C    17,000       17,000*

          $ 9,253,000  $ 4,096,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT        % OF AVERAGE
                                     NET ASSETS

CLASS A                $ 239,000     .24 *

CLASS T                 18,216,000   .17 *

CLASS B                 794,000      .24 *

CLASS C                 81,000       .23 *

INSTITUTIONAL CLASS     319,000      .15 *

                       $ 19,649,000

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,078,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $911,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   MONTH ENDED    YEAR ENDED
                            MAY 31,            NOVEMBER 30,   OCTOBER 31,

                            1998               1997           1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 1,998,000        $ -            $ 340,000

CLASS T                      217,401,000        -              219,398,000

CLASS B                      4,810,000          -              -

CLASS C                      114,000            -              -

INSTITUTIONAL CLASS          6,070,000          -              5,287,000

TOTAL                       $ 230,393,000      $ -            $ 225,025,000

FROM NET REALIZED GAIN

CLASS A                     $ 8,735,000        $ -            $ 680,000

CLASS T                      1,209,116,000      -              585,105,000

CLASS B                      26,330,000         -              -

CLASS C                      675,000            -              -

INSTITUTIONAL CLASS          23,289,000         -              10,724,000

TOTAL                       $ 1,268,145,000    $ -            $ 596,509,000

                            $ 1,498,538,000    $ -            $ 821,534,000

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS SHARES                                           DOLLARS

                             SIX MONTHS   ONE MONTH     YEAR ENDED    SIX MONTHS   ONE MONTH     YEAR ENDED
                             ENDED        ENDED         OCTOBER 31,   ENDED        ENDED         OCTOBER 31,
                             MAY 31,      NOVEMBER 30,                MAY 31,      NOVEMBER 30,

                             1998         1997 B        1997 A        1998         1997 B        1997 A

CLASS A                      2,870        225           2,974         $ 127,979    $ 9,817       $ 117,909
SHARES SOLD

REINVESTMENT OF              245          -             27            10,085        -            980
DISTRIBUTIONS

SHARES REDEEMED             (405)        (27)          (244)         (18,130)      (1,181)      (9,793)

NET INCREASE                2,710        198           2,757         $ 119,934     $ 8,636      $ 109,096
(DECREASE)

CLASS T                     59,981       6,519         116,907       $ 2,666,005   $ 284,968    $ 4,556,363
SHARES SOLD

REINVESTMENT OF             32,320       -             21,028        1,340,779     -            753,684
DISTRIBUTIONS

SHARES REDEEMED            (45,372)     (4,329)       (82,660)       (2,027,107)   (188,917)    (3,203,810)

NET INCREASE               46,929       2,190         55,275         $ 1,979,677   $ 96,051     $ 2,106,237
(DECREASE)

CLASS B                    11,764       938           8,871          $ 525,202     $ 40,834     $ 361,076
SHARES SOLD

REINVESTMENT OF            667          -             -              27,524        -            -
DISTRIBUTIONS

SHARES REDEEMED            (674)        (40)          (171)          (30,201)      (1,738)      (7,098)

NET INCREASE               11,757       898           8,700          $ 522,525     $ 39,096     $ 353,978
(DECREASE)

CLASS C                    3,322        132                          $ 148,829     $ 5,792
SHARES SOLD

REINVESTMENT OF            15           -                            602           -
DISTRIBUTIONS

SHARES REDEEMED            (96)         -                            (4,270)       (12)

NET INCREASE               3,241        132                          $ 145,161     $ 5,780
(DECREASE)

INSTITUTIONAL              3,434        219           6,006          $ 153,885     $ 9,609      $ 232,509
CLASS
SHARES SOLD

REINVESTMENT OF            595          -             346            24,612        -            12,382
DISTRIBUTIONS

SHARES REDEEMED            (1,959)      (130)         (4,658)        (87,437)      (5,728)      (176,171)

NET INCREASE               2,070        89            1,694          $ 91,060      $ 3,881      $ 68,720
(DECREASE)


E SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1997.
F SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 33,000

CLASS T                961,000

CLASS B                50,000

CLASS C                31,000

INSTITUTIONAL CLASS    31,000

                      $ 1,106,000

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
                                  PURCHASE   SALES   DIVIDEND  VALUE
AFFILIATE                         COST       COST    INCOME
AmeriSource Health Corp. Class A  $ 5,785    $ -     $ -     $ 63,244
Burlington Industries, Inc.         565        -       -       54,440
Cherry Corp. Class A (Non Vtg.)     -          -       -       -
Cherry Corp. Class B                -          -       -       6,537
Discount Auto Parts, Inc.           7,952      -       -       32,713
Fleetwood Enterprises               -          6,227   -       -
Kaufman & Broad Home Corp.          6,281      -       588     73,805
Lam Research Corp.                  -          -       -       50,256
Liz Claiborne, Inc.                 9,237      -       380    178,602
Policy Management Systems Corp.     -          -       -       76,911
SCI Systems, Inc.                   5,793      249     -      109,371
Solectron Corp.                     57,593     -       -      360,380
Ultratech Stepper, Inc.              8,590     -       -       34,344
TOTALS                             $ 101,796 $ 6,476 $ 968 $ 1,040,603








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
George A. Vanderheiden, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC OPPORTUNITIES
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  25  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 34  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  PAST 5   PAST 10
                                             MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL A  2.55%   19.59%  88.45%   280.38%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL A  -3.35%  12.71%  77.62%   258.51%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)               15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE           9.06%   22.75%  110.89%  317.64%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL A  19.59%  13.51%  14.29%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL A  12.71%  12.18%  13.62%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                      30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE           22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Strategic Opp -CL A      S&P 500
             00266                       SP001
  1988/05/31       9425.00                    10000.00
  1988/06/30      10070.11                    10459.00
  1988/07/31      10012.05                    10419.26
  1988/08/31       9702.40                    10065.00
  1988/09/30      10018.50                    10493.77
  1988/10/31      10192.68                    10785.50
  1988/11/30      10257.19                    10631.26
  1988/12/31      10267.98                    10817.31
  1989/01/31      10849.57                    11609.14
  1989/02/28      10802.78                    11320.07
  1989/03/31      11030.06                    11583.83
  1989/04/30      11451.21                    12185.03
  1989/05/31      11979.32                    12678.52
  1989/06/30      12072.90                    12606.26
  1989/07/31      12901.83                    13744.60
  1989/08/31      13068.95                    14013.99
  1989/09/30      13068.95                    13956.54
  1989/10/31      12855.04                    13632.75
  1989/11/30      13202.65                    13910.85
  1989/12/31      13615.13                    14244.71
  1990/01/31      12714.78                    13288.89
  1990/02/28      12783.51                    13460.32
  1990/03/31      12783.51                    13817.02
  1990/04/30      12261.17                    13471.59
  1990/05/31      12659.80                    14785.07
  1990/06/30      12783.51                    14684.54
  1990/07/31      12817.88                    14637.54
  1990/08/31      11917.53                    13314.31
  1990/09/30      11828.18                    12665.90
  1990/10/31      11821.31                    12611.44
  1990/11/30      12343.65                    13426.14
  1990/12/31      12638.89                    13800.73
  1991/01/31      13047.29                    14402.44
  1991/02/28      13828.26                    15432.22
  1991/03/31      14265.32                    15805.67
  1991/04/30      14458.77                    15843.61
  1991/05/31      14974.65                    16528.05
  1991/06/30      14501.76                    15771.07
  1991/07/31      14938.82                    16506.00
  1991/08/31      15261.24                    16897.19
  1991/09/30      15318.56                    16615.01
  1991/10/31      15010.47                    16837.65
  1991/11/30      14645.06                    16159.09
  1991/12/31      15555.85                    18007.69
  1992/01/31      15581.09                    17672.75
  1992/02/29      15883.96                    17902.49
  1992/03/31      15480.13                    17553.40
  1992/04/30      15774.59                    18069.47
  1992/05/31      16287.79                    18158.01
  1992/06/30      16287.79                    17887.45
  1992/07/31      16792.58                    18619.05
  1992/08/31      16498.12                    18237.36
  1992/09/30      16430.81                    18452.56
  1992/10/31      16565.42                    18517.14
  1992/11/30      17272.13                    19148.58
  1992/12/31      17558.28                    19384.11
  1993/01/31      17890.09                    19546.93
  1993/02/28      18397.02                    19812.77
  1993/03/31      18968.47                    20230.82
  1993/04/30      18590.58                    19741.23
  1993/05/31      19023.77                    20270.30
  1993/06/30      19180.46                    20329.08
  1993/07/31      19586.01                    20247.77
  1993/08/31      20811.86                    21015.16
  1993/09/30      20756.56                    20853.34
  1993/10/31      21410.96                    21285.00
  1993/11/30      20507.70                    21082.80
  1993/12/31      21146.52                    21337.90
  1994/01/31      21329.52                    22063.39
  1994/02/28      20567.03                    21465.47
  1994/03/31      19774.03                    20529.57
  1994/04/30      19936.70                    20792.35
  1994/05/31      19977.36                    21133.35
  1994/06/30      19977.36                    20615.58
  1994/07/31      20455.19                    21291.77
  1994/08/31      20577.19                    22164.73
  1994/09/30      20292.53                    21621.70
  1994/10/31      20079.03                    22108.19
  1994/11/30      19458.87                    21303.01
  1994/12/31      19630.37                    21618.93
  1995/01/31      20501.67                    22179.51
  1995/02/28      21026.55                    23043.84
  1995/03/31      21226.00                    23723.87
  1995/04/30      21687.89                    24422.54
  1995/05/31      22254.76                    25398.71
  1995/06/30      23419.98                    25988.72
  1995/07/31      24207.30                    26850.50
  1995/08/31      24900.13                    26917.90
  1995/09/30      25750.43                    28053.83
  1995/10/31      25655.95                    27953.68
  1995/11/30      26338.29                    29180.85
  1995/12/31      27121.15                    29742.87
  1996/01/31      27132.05                    30755.32
  1996/02/29      26592.03                    31040.42
  1996/03/31      25705.26                    31339.34
  1996/04/30      26381.42                    31801.28
  1996/05/31      27157.34                    32621.44
  1996/06/30      27124.09                    32745.72
  1996/07/31      25261.87                    31299.02
  1996/08/31      26215.15                    31959.11
  1996/09/30      27124.09                    33757.77
  1996/10/31      26625.28                    34688.81
  1996/11/30      27556.39                    37310.94
  1996/12/31      27537.32                    36571.81
  1997/01/31      28577.16                    38856.82
  1997/02/28      28187.47                    39161.45
  1997/03/31      26382.86                    37552.31
  1997/04/30      26522.66                    39794.18
  1997/05/31      29979.37                    42216.85
  1997/06/30      31085.01                    44108.17
  1997/07/31      32482.95                    47617.85
  1997/08/31      33004.00                    44950.30
  1997/09/30      36676.76                    47412.23
  1997/10/31      34973.82                    45828.66
  1997/11/30      34961.11                    47950.07
  1997/12/31      34675.77                    48773.37
  1998/01/31      34970.08                    49312.81
  1998/02/28      38255.95                    52869.25
  1998/03/31      39346.58                    55576.68
  1998/04/30      38172.06                    56135.78
  1998/05/29      35850.97                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 165252 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class A on May 31, 1988, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $35,851 - a 258.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  PAST 5   PAST 10
                                             MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL T  2.66%   19.87%  88.93%   281.34%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL T  -0.94%  15.68%  82.32%   267.99%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)               15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE           9.06%   22.75%  110.89%  317.64%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL T  19.87%  13.57%  14.32%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL T  15.68%  12.76%  13.92%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                      30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE           22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Strategic Opp -CL T      S&P 500
             00174                       SP001
  1988/05/31       9650.00                    10000.00
  1988/06/30      10310.51                    10459.00
  1988/07/31      10251.06                    10419.26
  1988/08/31       9934.02                    10065.00
  1988/09/30      10257.67                    10493.77
  1988/10/31      10436.00                    10785.50
  1988/11/30      10502.05                    10631.26
  1988/12/31      10513.11                    10817.31
  1989/01/31      11108.58                    11609.14
  1989/02/28      11060.67                    11320.07
  1989/03/31      11293.38                    11583.83
  1989/04/30      11724.58                    12185.03
  1989/05/31      12265.29                    12678.52
  1989/06/30      12361.12                    12606.26
  1989/07/31      13209.83                    13744.60
  1989/08/31      13380.94                    14013.99
  1989/09/30      13380.94                    13956.54
  1989/10/31      13161.92                    13632.75
  1989/11/30      13517.83                    13910.85
  1989/12/31      13940.16                    14244.71
  1990/01/31      13018.32                    13288.89
  1990/02/28      13088.69                    13460.32
  1990/03/31      13088.69                    13817.02
  1990/04/30      12553.88                    13471.59
  1990/05/31      12962.02                    14785.07
  1990/06/30      13088.69                    14684.54
  1990/07/31      13123.87                    14637.54
  1990/08/31      12202.03                    13314.31
  1990/09/30      12110.55                    12665.90
  1990/10/31      12103.52                    12611.44
  1990/11/30      12638.32                    13426.14
  1990/12/31      12940.61                    13800.73
  1991/01/31      13358.76                    14402.44
  1991/02/28      14158.38                    15432.22
  1991/03/31      14605.87                    15805.67
  1991/04/30      14803.94                    15843.61
  1991/05/31      15332.13                    16528.05
  1991/06/30      14847.96                    15771.07
  1991/07/31      15295.45                    16506.00
  1991/08/31      15625.57                    16897.19
  1991/09/30      15684.26                    16615.01
  1991/10/31      15368.81                    16837.65
  1991/11/30      14994.68                    16159.09
  1991/12/31      15927.21                    18007.69
  1992/01/31      15953.05                    17672.75
  1992/02/29      16263.15                    17902.49
  1992/03/31      15849.68                    17553.40
  1992/04/30      16151.17                    18069.47
  1992/05/31      16676.62                    18158.01
  1992/06/30      16676.62                    17887.45
  1992/07/31      17193.46                    18619.05
  1992/08/31      16891.97                    18237.36
  1992/09/30      16823.06                    18452.56
  1992/10/31      16960.89                    18517.14
  1992/11/30      17684.46                    19148.58
  1992/12/31      17977.44                    19384.11
  1993/01/31      18317.17                    19546.93
  1993/02/28      18836.21                    19812.77
  1993/03/31      19421.30                    20230.82
  1993/04/30      19034.39                    19741.23
  1993/05/31      19477.92                    20270.30
  1993/06/30      19638.35                    20329.08
  1993/07/31      20053.58                    20247.77
  1993/08/31      21308.70                    21015.16
  1993/09/30      21252.08                    20853.34
  1993/10/31      21922.10                    21285.00
  1993/11/30      20997.28                    21082.80
  1993/12/31      21651.35                    21337.90
  1994/01/31      21838.71                    22063.39
  1994/02/28      21058.02                    21465.47
  1994/03/31      20246.09                    20529.57
  1994/04/30      20412.64                    20792.35
  1994/05/31      20454.28                    21133.35
  1994/06/30      20454.28                    20615.58
  1994/07/31      20943.51                    21291.77
  1994/08/31      21068.42                    22164.73
  1994/09/30      20776.96                    21621.70
  1994/10/31      20558.37                    22108.19
  1994/11/30      19923.40                    21303.01
  1994/12/31      20099.00                    21618.93
  1995/01/31      20991.10                    22179.51
  1995/02/28      21528.51                    23043.84
  1995/03/31      21732.72                    23723.87
  1995/04/30      22205.64                    24422.54
  1995/05/31      22786.04                    25398.71
  1995/06/30      23979.08                    25988.72
  1995/07/31      24785.19                    26850.50
  1995/08/31      25494.57                    26917.90
  1995/09/30      26365.16                    28053.83
  1995/10/31      26268.43                    27953.68
  1995/11/30      26967.06                    29180.85
  1995/12/31      27768.60                    29742.87
  1996/01/31      27779.76                    30755.32
  1996/02/29      27226.85                    31040.42
  1996/03/31      26318.91                    31339.34
  1996/04/30      27011.21                    31801.28
  1996/05/31      27805.66                    32621.44
  1996/06/30      27771.61                    32745.72
  1996/07/31      25864.94                    31299.02
  1996/08/31      26840.97                    31959.11
  1996/09/30      27760.26                    33757.77
  1996/10/31      27260.90                    34688.81
  1996/11/30      28225.58                    37310.94
  1996/12/31      28192.50                    36571.81
  1997/01/31      29248.64                    38856.82
  1997/02/28      28865.83                    39161.45
  1997/03/31      27020.59                    37552.31
  1997/04/30      27162.53                    39794.18
  1997/05/31      30698.17                    42216.85
  1997/06/30      31846.61                    44108.17
  1997/07/31      33291.84                    47617.85
  1997/08/31      33820.90                    44950.30
  1997/09/30      37601.71                    47412.23
  1997/10/31      35859.70                    45828.66
  1997/11/30      35846.79                    47950.07
  1997/12/31      35525.84                    48773.37
  1998/01/31      35837.66                    49312.81
  1998/02/28      39231.91                    52869.25
  1998/03/31      40363.33                    55576.68
  1998/04/30      39175.34                    56135.78
  1998/05/29      36799.36                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 170916 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class T on May 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $36,799 - a 267.99% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  PAST 5   PAST 10
                                             MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL B  2.40%   19.26%  85.40%   274.22%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL B  -2.29%  14.26%  83.40%   274.22%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE           9.06%   22.75%  110.89%  317.64%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL B  19.26%  13.14%  14.11%

FIDELITY ADV STRATEGIC OPPORTUNITIES - CL B  14.26%  12.90%  14.11%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE           22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Strategic Opp -CL B      S&P 500
             00608                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10684.46                    10459.00
  1988/07/31      10622.86                    10419.26
  1988/08/31      10294.32                    10065.00
  1988/09/30      10629.71                    10493.77
  1988/10/31      10814.51                    10785.50
  1988/11/30      10882.96                    10631.26
  1988/12/31      10894.41                    10817.31
  1989/01/31      11511.48                    11609.14
  1989/02/28      11461.83                    11320.07
  1989/03/31      11702.98                    11583.83
  1989/04/30      12149.82                    12185.03
  1989/05/31      12710.15                    12678.52
  1989/06/30      12809.45                    12606.26
  1989/07/31      13688.94                    13744.60
  1989/08/31      13866.26                    14013.99
  1989/09/30      13866.26                    13956.54
  1989/10/31      13639.29                    13632.75
  1989/11/30      14008.12                    13910.85
  1989/12/31      14445.76                    14244.71
  1990/01/31      13490.49                    13288.89
  1990/02/28      13563.41                    13460.32
  1990/03/31      13563.41                    13817.02
  1990/04/30      13009.20                    13471.59
  1990/05/31      13432.15                    14785.07
  1990/06/30      13563.41                    14684.54
  1990/07/31      13599.87                    14637.54
  1990/08/31      12644.60                    13314.31
  1990/09/30      12549.80                    12665.90
  1990/10/31      12542.51                    12611.44
  1990/11/30      13096.71                    13426.14
  1990/12/31      13409.96                    13800.73
  1991/01/31      13843.28                    14402.44
  1991/02/28      14671.90                    15432.22
  1991/03/31      15135.62                    15805.67
  1991/04/30      15340.87                    15843.61
  1991/05/31      15888.22                    16528.05
  1991/06/30      15386.49                    15771.07
  1991/07/31      15850.21                    16506.00
  1991/08/31      16192.30                    16897.19
  1991/09/30      16253.12                    16615.01
  1991/10/31      15926.23                    16837.65
  1991/11/30      15538.53                    16159.09
  1991/12/31      16504.88                    18007.69
  1992/01/31      16531.66                    17672.75
  1992/02/29      16853.01                    17902.49
  1992/03/31      16424.54                    17553.40
  1992/04/30      16736.97                    18069.47
  1992/05/31      17281.48                    18158.01
  1992/06/30      17281.48                    17887.45
  1992/07/31      17817.06                    18619.05
  1992/08/31      17504.64                    18237.36
  1992/09/30      17433.23                    18452.56
  1992/10/31      17576.05                    18517.14
  1992/11/30      18325.86                    19148.58
  1992/12/31      18629.48                    19384.11
  1993/01/31      18981.53                    19546.93
  1993/02/28      19519.39                    19812.77
  1993/03/31      20125.70                    20230.82
  1993/04/30      19724.75                    19741.23
  1993/05/31      20184.38                    20270.30
  1993/06/30      20350.62                    20329.08
  1993/07/31      20780.91                    20247.77
  1993/08/31      22081.55                    21015.16
  1993/09/30      22022.88                    20853.34
  1993/10/31      22717.20                    21285.00
  1993/11/30      21758.84                    21082.80
  1993/12/31      22436.63                    21337.90
  1994/01/31      22630.79                    22063.39
  1994/02/28      21821.78                    21465.47
  1994/03/31      20980.40                    20529.57
  1994/04/30      21152.99                    20792.35
  1994/05/31      21196.14                    21133.35
  1994/06/30      21196.14                    20615.58
  1994/07/31      21724.70                    21291.77
  1994/08/31      21843.35                    22164.73
  1994/09/30      21552.11                    21621.70
  1994/10/31      21304.01                    22108.19
  1994/11/30      20624.44                    21303.01
  1994/12/31      20817.75                    21618.93
  1995/01/31      21703.38                    22179.51
  1995/02/28      22252.69                    23043.84
  1995/03/31      22454.48                    23723.87
  1995/04/30      22936.52                    24422.54
  1995/05/31      23530.68                    25398.71
  1995/06/30      24763.82                    25988.72
  1995/07/31      25582.18                    26850.50
  1995/08/31      26288.44                    26917.90
  1995/09/30      27174.06                    28053.83
  1995/10/31      27073.17                    27953.68
  1995/11/30      27779.43                    29180.85
  1995/12/31      28592.63                    29742.87
  1996/01/31      28592.63                    30755.32
  1996/02/29      28015.80                    31040.42
  1996/03/31      27056.68                    31339.34
  1996/04/30      27767.14                    31801.28
  1996/05/31      28572.33                    32621.44
  1996/06/30      28513.12                    32745.72
  1996/07/31      26547.52                    31299.02
  1996/08/31      27542.16                    31959.11
  1996/09/30      28477.60                    33757.77
  1996/10/31      27956.60                    34688.81
  1996/11/30      28927.56                    37310.94
  1996/12/31      28879.08                    36571.81
  1997/01/31      29951.06                    38856.82
  1997/02/28      29539.56                    39161.45
  1997/03/31      27633.79                    37552.31
  1997/04/30      27768.00                    39794.18
  1997/05/31      31378.24                    42216.85
  1997/06/30      32532.44                    44108.17
  1997/07/31      33995.33                    47617.85
  1997/08/31      34518.75                    44950.30
  1997/09/30      38357.14                    47412.23
  1997/10/31      36558.73                    45828.66
  1997/11/30      36545.31                    47950.07
  1997/12/31      36233.56                    48773.37
  1998/01/31      36512.88                    49312.81
  1998/02/28      39958.87                    52869.25
  1998/03/31      41087.99                    55576.68
  1998/04/30      39856.23                    56135.78
  1998/05/29      37422.03                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 165932 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class B on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $37,422 - a 274.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended May 31, 1998, the fund's Class A, Class T and Class B shares had returns of 2.55%, 2.66% and 2.40%, respectively. During the same period, the capital appreciation funds average posted a return of 9.06%, according to Lipper Analytical Services, and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Class A, Class T and Class B shares had returns of 19.59%, 19.87% and 19.26%, respectively, while the capital appreciation funds average had a total return of 22.75%, and the S&P 500 returned 30.69%.
Q. WHY DID THE FUND LAG ITS PEERS AND THE S&P 500 OVER THE PAST SIX
MONTHS?
A. Almost all of the fund's underperformance in the past six months can be attributed to the fact that small- and mid-capitalization stocks lagged large-cap stocks in April and May of this year. Although the fund did well during the first quarter of 1998, I tended not to own the large-cap, blue chip names that have done so well in the past two months. One of the main reasons the fund did not own these larger companies is that its objective is to focus on "special situations," which often are smaller more volatile companies. The fund's relative performance was less disappointing over the past 12 months because the small- and mid-cap segment of the market outperformed the overall market quite significantly last fall.
Q. YOU HAVE INCREASED THE FUND'S WEIGHTINGS IN BOTH THE CONSUMER DURABLES AND CONSTRUCTION AND REAL ESTATE SECTORS. WHAT WAS THE STRATEGY BEHIND THESE MOVES?
A. One of the biggest reasons that I liked the construction and real estate sector was that it has been out of favor for many years due to overbuilding in the 1980s. Now, after many years, supply and demand are coming back into balance and the sector is starting to look attractive. I initiated a large position in USG Corporation - which makes the gypsum wall board used in construction - as well as smaller positions in other construction-related companies such as NCI Building Systems and ABT Building Products. Also, the construction of more homes and offices tends to lead to the purchase of more furniture, carpets and appliances. This has led me to add to the fund's weighting in so-called "consumer durables." The companies I added during the period were carpet makers Mohawk Industries and Shaw Industries as well as furniture companies Ladd Furniture and Bassett Furniture. I also added to the fund's position in the flooring retailer Maxim Group.
Q. FINANCIAL STOCKS CONTINUED TO BE STRONG PERFORMERS DURING THE PERIOD, YET THE FUND REMAINED UNDERWEIGHTED. WHY WAS THAT?
A. Even though there had been a steady stream of bank takeovers, I thought that the financial stocks themselves were vulnerable. We have had a very long period of strong performance in the sector and price-to-earnings (P/E) ratios - a measure of how much an investor is paying for a company's earnings power - were way above historical levels. I was also concerned about the potential for default on consumer loans, which starts to become an issue when we are this far into an economic cycle.
Q. WHICH STOCKS DID WELL? WHICH STOCKS DISAPPOINTED?
A. Some of the best-performing stocks in the fund during the period were the ones acquired by larger companies - such as American Bankers Insurance Group and Harveys Casino Resorts. The most disappointing positions were the smaller-cap stocks. In particular, two medical technology companies - Alliance Pharmaceutical and Cygnus - saw clinical partnerships they had arranged with larger, medical-products companies fall through, resulting in a decline in their stock price during the period.
Q. WHAT IS YOUR OUTLOOK?
A. Even though we have had the best of all possible worlds in the past few years, I continue to believe we are going to have a tough market environment going forward. The dollar is strengthening to the point where U.S. exports may slow, we are pretty late in the economic cycle and stock valuations are very high. This "bull market" can't go on forever, so I have chosen companies that have compelling products and solid prospects - and that hopefully will be able to weather potential market downturns fairly well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON MERGERS
AND ACQUISITIONS:
"While I don't go looking for
companies that are buy-out
targets, it is inevitable in a market
like we've seen that there will be
acquisitions. This is because the
larger, acquiring companies are able
to use their high-priced stock as an
attractive `currency' to buy smaller
companies.
"Four of the fund's holdings were
acquired by other companies during
the period: American Bankers
Insurance Group, which has been
one of the largest holdings in the
fund, announced it was going to
sell out to the large business
services company Cendant
Corporation; Harveys Casino
Resorts was sold to a Los
Angeles-based, real estate
investment firm; Alumax was sold
to the aluminum giant Alcoa; and
the record company Polygram was
sold to Seagrams, the Canadian
beverage company.
"These acquisitions, the news of
which typically drives up the stock
price of the target company, are
one of the benefits of having
smaller companies in a fund.
However, since it is virtually
impossible to predict which
companies are going to be taken
over, it's best to buy them on the
value of their basic business rather
than trying to guess if they will be a
takeover candidate."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of May 31, 1998,
more than $660 million.
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                INVESTMENTS   IN THESE STOCKS
                                              6 MONTHS AGO

WHOLE FOODS MARKET, INC.        7.7           10.3

SEPRACOR, INC.                  7.1           5.9

AFC CABLE SYSTEMS, INC.         4.0           3.1

HARVEYS CASINO RESORTS          3.4           2.5

CABLE DESIGN TECHNOLOGY CORP.   3.0           3.4

USG CORP.                       2.8           0.0

MAXWELL SHOE CO., INC. CLASS A  2.2           1.5

MAXIM GROUP, INC.               2.2           1.4

FREDS, INC. CLASS A             2.1           2.0

MIDWAY GAMES, INC.              1.9           0.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

HEALTH              15.4          16.7

MEDIA & LEISURE     12.8          13.7

BASIC INDUSTRIES    12.8          12.4

DURABLES            11.6          5.2

RETAIL & WHOLESALE  10.8          13.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **

ROW: 1, COL: 1, VALUE: 2.2
ROW: 1, COL: 2, VALUE: 1.8
ROW: 1, COL: 3, VALUE: 96.0
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
STOCKS  98.0%
BONDS 0.8%
SHORT-TERM
INVESTMENTS 1.2%
FOREIGN
INVESTMENTS 5.0%
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
DEFENSE ELECTRONICS - 0.4%
Herley Industries, Inc. (b)  208,666 $ 2,764,825
BASIC INDUSTRIES - 12.8%
CHEMICALS & PLASTICS - 2.0%
ARCO Chemical Co.   164,400  9,165,300
Hanna (M.A.) Co.   43,300  868,706
Ivex Packaging Corp.   133,100  3,086,256
  13,120,262
IRON & STEEL - 0.6%
Cold Metal Products, Inc. (a)  179,900  888,256
CompX International, Inc. (a)  82,500  1,918,125
Steel Dynamics, Inc. (a)  49,900  966,813
  3,773,194
METALS & MINING - 9.3%
AFC Cable Systems, Inc. (a)(b)  784,125  26,464,219
Alumax, Inc.   216,500  10,134,906
Brush Wellman, Inc.   137,500  3,351,562
Cable Design Technology Corp. (a)  858,850  20,236,653
Essex International, Inc. (a)  8,900  218,606
Ryerson Tull, Inc. Class A (a)  72,000  1,512,000
  61,917,946
PACKAGING & CONTAINERS - 0.0%
Silgan Holdings, Inc. (a)  2,400  79,800
PAPER & FOREST PRODUCTS - 0.9%
ABT Building Products Corp. (a)   147,000  2,094,750
Mercer International, Inc. (SBI)  407,900  4,257,456
  6,352,206
TOTAL BASIC INDUSTRIES   85,243,408
CONSTRUCTION & REAL ESTATE - 8.4%
BUILDING MATERIALS - 3.7%
Associated Materials, Inc.   5,000  77,500
Elcor Corp.   136,000  3,604,000
Rock of Ages Corp. Class A (a)(b)  172,800  2,764,800
USG Corp.   347,700  18,471,563
  24,917,863
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 3.9%
American Buildings Co. (a)  20,200 $ 691,850
Beazer Homes USA, Inc. (a)  173,500  3,947,125
Butler Manufacturing Co.   47,000  1,645,000
Engle Homes, Inc.   192,200  2,738,850
Jacobs Engineering Group, Inc. (a)  65,400  2,100,975
Lennar Corp.   87,400  2,316,100
M/I Schottenstein Homes, Inc.   180,100  3,624,512
NCI Building Systems, Inc. (a)  170,000  9,020,625
  26,085,037
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust   60,000  1,391,250
Glenborough Realty Trust, Inc.   66,000  1,856,250
Home Properties of New York, Inc.   35,500  949,625
Tanger Factory Outlet Centers, Inc.   25,700  798,306
  4,995,431
TOTAL CONSTRUCTION & REAL ESTATE   55,998,331
DURABLES - 11.6%
CONSUMER DURABLES - 0.7%
Mikasa, Inc.   51,800  637,788
Simpson Manufacturing, Inc. (a)  100,000  3,987,500
  4,625,288
CONSUMER ELECTRONICS - 0.6%
Movado Group, Inc.   142,500  4,132,500
HOME FURNISHINGS - 4.8%
Bassett Furniture Industries, Inc.   143,600  4,379,800
Furniture Brands International, Inc. (a)  10,000  295,000
Haverty Furniture Companies, Inc.   104,400  2,322,900
Heilig-Meyers Co.   135,600  1,627,200
Ladd Furniture, Inc. (a)  329,900  8,536,162
Maxim Group, Inc. (a)(b)  867,300  14,635,687
Stanley Furniture Co, Inc. (a)  20,000  405,000
Steelcase, Inc. Class A  1,000  29,813
  32,231,562
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 5.5%
Deckers Outdoor Corp. (a)(b)  596,900 $ 4,327,525
Galey & Lord, Inc. (a)  115,800  2,866,050
Maxwell Shoe Co., Inc. Class A (a)(b)  758,800  14,891,450
Mohawk Industries, Inc. (a)  150,000  4,556,250
Quaker Fabric Corp. (a)  70,000  1,863,750
Shaw Industries, Inc.   490,000  7,840,000
Synthetic Industries, Inc. (a)  15,000  310,313
  36,655,338
TOTAL DURABLES   77,644,688
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800  1,656,450
Rio Alto Exploration Ltd. (a)  180,000  1,927,314
Ulster Petroleums Ltd. (a)  100,000  755,002
Valero Energy Corp.   68,900  2,247,863
  6,586,629
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.1%
Regent Pacific Group Ltd.   2,486,000  834,088
INSURANCE - 0.9%
Amerus Life Holdings, Inc.   192,900  6,172,800
TOTAL FINANCE   7,006,888
HEALTH - 15.4%
DRUGS & PHARMACEUTICALS - 10.5%
Anesta Corp. (a)  21,500  395,062
Alliance Pharmaceutical Corp. (a)(b)  2,520,100  11,812,969
Aviron (a)  198,300  5,552,400
Cytyc Corp. (a)  265,300  4,443,775
Sepracor, Inc. (a)  1,108,700  47,674,100
  69,878,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  856,950 $ 7,926,787
Gargoyles, Inc. (a)  181,700  295,262
Hemasure, Inc. (a)  359,000  448,750
I-Stat Corp. (a)(b)  712,200  6,899,438
InControl, Inc. (a)  69,900  249,019
Oakley, Inc. (a)  370,000  4,833,125
Physiometrix, Inc. (a)  165,000  247,500
Resound Corp. (a)  537,000  3,389,813
Sulzer Medica AG (Reg.)  1,200  319,332
  24,609,026
MEDICAL FACILITIES MANAGEMENT - 1.2%
Columbia/HCA Healthcare Corp.   244,500  7,992,094
TOTAL HEALTH   102,479,426
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 0.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  109,900  4,753,175
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
Columbus McKinnon Corp.   242,600  7,065,725
Hardinge, Inc.   30,000  790,000
Mettler-Toledo International, Inc.   196,900  3,741,100
Sulzer AG (Reg.)  12,000  10,242,867
T B Wood's Corp.   246,700  5,257,794
  27,097,486
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,850,661
MEDIA & LEISURE - 12.6%
BROADCASTING - 0.2%
American Telecasting, Inc. (a)  130,000  97,500
CAI Wireless Systems, Inc. (a)  165,615  56,309
Heartland Wireless Communications, Inc. (a)  89,167  66,875
People's Choice TV Corp. (a)(b)  679,675  1,019,513
  1,240,197
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 3.4%
Film Roman, Inc. (a)  55,000 $ 79,062
Harveys Casino Resorts (b)  829,600  22,554,750
  22,633,812
LEISURE DURABLES & TOYS - 2.2%
Galoob (Lewis) Toys, Inc. (a)  90,000  995,625
Just Toys, Inc. (a)(b)  253,900  285,637
Silicon Gaming, Inc. (a)(b)  1,118,500  10,590,797
Toy Biz, Inc. Class A (a)  325,200  3,170,700
  15,042,759
LODGING & GAMING - 2.5%
Aztar Corp. (a)  405,600  2,839,200
Circus Circus Enterprises, Inc. (a)  364,300  6,466,325
WMS Industries, Inc. (b)  1,665,100  7,388,881
  16,694,406
PUBLISHING - 0.7%
CMP Media, Inc. Class A  20,000  420,000
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  152,800
4,354,800
  4,774,800
RESTAURANTS - 3.6%
Buffets, Inc. (a)  110,000  1,794,375
CKE Restaurants, Inc.   10,000  317,500
Foodmaker, Inc. (a)  647,000  10,918,125
Il Fornaio America Corp.   77,700  1,019,812
Morton's Restaurant Group, Inc. (a)(b)  404,800  9,740,500
NPC International, Inc. (a)  12,600  155,925
Star Buffet, Inc.   1,500  22,313
  23,968,550
TOTAL MEDIA & LEISURE   84,354,524
NONDURABLES - 4.7%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool:
 Class B (non-vtg.)  478,300  6,664,257
 Class B (c)  158,000  2,201,448
  8,865,705
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 1.9%
Corn Products International, Inc. (a)  358,700 $ 12,285,475
Tomkins PLC Ord.   3,457  19,926
  12,305,401
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.   280,600  8,505,687
First Brands Corp.   64,000  1,592,000
  10,097,687
TOTAL NONDURABLES   31,268,793
PRECIOUS METALS - 0.9%
Getchell Gold Corp. (a)  69,500  1,320,500
Newmont Mining Corp.   200,000  4,987,500
  6,308,000
RETAIL & WHOLESALE - 10.8%
APPAREL STORES - 0.8%
Big Dog Holdings, Inc. (b)  861,100  5,274,237
GENERAL MERCHANDISE STORES - 2.1%
Freds, Inc. Class A (b)  592,375  13,920,812
GROCERY STORES - 7.7%
Whole Foods Market, Inc. (a)  932,400  51,282,000
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Cameron Ashley, Inc. (a)  90,000  1,575,000
TOTAL RETAIL & WHOLESALE   72,052,049
SERVICES - 0.7%
PRINTING - 0.5%
Schawk, Inc. Class A  214,000  3,210,000
SERVICES - 0.2%
Market Facts, Inc. (a)  60,000  1,350,000
Compass International Services Corp.   17,000  199,750
  1,549,750
TOTAL SERVICES   4,759,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 9.3%
COMPUTER SERVICES & SOFTWARE - 5.7%
Activision, Inc. (a)  175,000 $ 1,760,937
BancTec, Inc. (a)  240,000  5,610,000
Broderbund Software, Inc. (a)  368,400  5,894,400
CompUSA, Inc. (a)  427,200  6,728,400
Eidos PLC sponsored ADR (a)  46,500  842,812
GT Interactive Software, Inc. (a)  123,200  1,155,000
MicroProse, Inc. (a)(b)  422,700  2,272,013
Midway Games, Inc. (a)  955,359  12,897,347
Project Software & Development, Inc.   2,500  56,250
Titan Corp. (a)  74,000  471,750
  37,688,909
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Performance Technologies, Inc. (a)(b)  694,000  9,542,500
ELECTRONIC INSTRUMENTS - 0.1%
Optical Coating Laboratory, Inc.   10,000  170,000
ORBIT/FR, Inc.   80,400  793,950
  963,950
ELECTRONICS - 2.1%
AVX Corp.   375,500  7,087,562
Quality Semiconductor, Inc. (a)  145,000  448,594
Richardson Electronics Ltd.   235,000  3,099,063
3Dfx Interactive, Inc.   143,400  2,841,113
3D Labs, Inc. Ltd. (a)  67,200  478,800
  13,955,132
TOTAL TECHNOLOGY   62,150,491
TRANSPORTATION - 1.7%
AIR TRANSPORTATION - 1.1%
Reno Air, Inc. (a)(b)  934,800  7,332,338
RAILROADS - 0.4%
Genesee & Wyoming, Inc. Class A (a)  118,000  2,684,500
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  90,000  1,035,000
TOTAL TRANSPORTATION   11,051,838
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.9%
ELECTRIC UTILITY - 0.9%
Entergy Corp.   103,900 $ 2,733,869
Niagara Mohawk Power Corp. (a)  34,900  431,888
PG&E Corp.   82,100  2,586,150
  5,751,907
TOTAL COMMON STOCKS
(Cost $582,132,106)   647,272,208
CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
CLOSED END INVESTMENT COMPANY - 0.1%
Reader's Digest Association $1.93 TRACES  30,000  817,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,368,960
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
Reno Air, Inc., Series A, 9% (c)  170,000  4,335,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,179,485)   6,521,460
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
TECHNOLOGY - 0.4%
ELECTRONICS - 0.4%
Richardson Electronics Ltd.:
 8 1/4%, 6/15/06  B3 $ 1,978,000  1,938,440
 7 1/4%, 12/15/06   B3  404,000  353,500
  2,291,940
CONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (c)  - $ 2,500,000 $ 2,762,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   5,054,440
CASH EQUIVALENTS - 1.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98   $ 8,128,751  8,125,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $600,997,021)  $ 666,973,108
PREFERRED STOCK ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for   Common Stock
TRACES - Trust Automatic Common
  Exchange Securities
LEGEND
(a) Non-income producing
(b) Affiliated company (see Note 10 of Notes to Financial Statements).
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,298,948 or 1.4% of net assets.
OTHER INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $601,006,004. Net unrealized appreciation aggregated $65,967,104, of which $174,163,405 related to appreciated investment securities and $108,196,301 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS                                           MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 666,973,108
AGREEMENTS OF $8,125,000) (COST $600,997,021) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      343,879

RECEIVABLE FOR INVESTMENTS SOLD                                           1,040,102

RECEIVABLE FOR FUND SHARES SOLD                                           337,159

DIVIDENDS RECEIVABLE                                                      321,660

INTEREST RECEIVABLE                                                       113,218

OTHER RECEIVABLES                                                         71,043

 TOTAL ASSETS                                                             669,200,169

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,262,207

PAYABLE FOR FUND SHARES REDEEMED                             1,451,934

ACCRUED MANAGEMENT FEE                                       223,678

DISTRIBUTION FEES PAYABLE                                    324,152

OTHER PAYABLES AND ACCRUED EXPENSES                          202,941

 TOTAL LIABILITIES                                                        8,464,912

NET ASSETS                                                               $ 660,735,257

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 540,751,750

ACCUMULATED NET INVESTMENT LOSS                                           (2,271,159)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     56,282,690
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 65,971,976
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 660,735,257


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS                         MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $25.64
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,929,839 (DIVIDED BY) 153,261 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $25.64)         $27.20

CLASS T:                                                       $26.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($514,966,096 (DIVIDED BY) 19,789,529 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.02)         $26.96

CLASS B:                                                       $25.52
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($115,931,063 (DIVIDED BY) 4,542,275 SHARES) A

INITIAL CLASS:                                                 $26.37
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,039,732 (DIVIDED BY) 797,936 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.37)         $27.33

INSTITUTIONAL CLASS:                                           $25.90
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($4,868,527 (DIVIDED BY) 187,982 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                               SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 1,384,167
DIVIDENDS (INCLUDING $176,316 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                         650,179

 TOTAL INCOME                                                                    2,034,346

EXPENSES

MANAGEMENT FEE                                                   $ 2,014,746
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (663,505)

TRANSFER AGENT FEES                                               688,642

DISTRIBUTION FEES                                                 1,925,703

ACCOUNTING FEES AND EXPENSES                                      179,423

NON-INTERESTED TRUSTEES' COMPENSATION                             2,301

CUSTODIAN FEES AND EXPENSES                                       5,961

REGISTRATION FEES                                                 79,425

AUDIT                                                             26,736

LEGAL                                                             3,535

MISCELLANEOUS                                                     34,062

 TOTAL EXPENSES BEFORE REDUCTIONS                                 4,297,029

 EXPENSE REDUCTIONS                                               (14,982)       4,282,047

NET INVESTMENT INCOME (LOSS)                                                     (2,247,701)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN                   56,148,254
 OF $10,793,153 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    1,891          56,150,145

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            (36,586,312)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     2,676          (36,583,636)

NET GAIN (LOSS)                                                                  19,566,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 17,318,808
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  ELEVEN MONTHS
                                                        MAY 31, 1998      ENDED
                                                        (UNAUDITED)       NOVEMBER 30,
                                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (2,247,701)     $ (2,081,517)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                56,150,145        73,741,589

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (36,583,636)      70,136,543

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         17,318,808        141,796,615
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (23,458)          -
IN EXCESS OF NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                  (55,531,982)      (23,306,698)

 TOTAL DISTRIBUTIONS                                     (55,555,440)      (23,306,698)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             30,618,558        (172,192,655)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (7,618,074)       (53,702,738)

NET ASSETS

 BEGINNING OF PERIOD                                     668,353,331       722,056,069

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 660,735,257     $ 668,353,331
 LOSS OF $2,271,159 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED  ELEVEN MONTHS   YEAR ENDED
                                                   MAY 31, 1998      ENDED           DECEMBER 31,
                                                                     NOVEMBER 30,

                                                   (UNAUDITED)       1997            1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 27.51           $ 22.51         $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                       (.11) E          (.13) E         .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)            .63              6.00            1.26

 TOTAL FROM INVESTMENT OPERATIONS                   .52              5.87            1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         -                -               (.37)

 FROM NET REALIZED GAIN                             (2.39)          (.87)            (1.94)

 TOTAL DISTRIBUTIONS                                (2.39)          (.87)            (2.31)

NET ASSET VALUE, END OF PERIOD                     $ 25.64          $ 27.51          $ 22.51

TOTAL RETURN B, C                                   2.55%           26.96%           5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,930          $ 2,309          $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.46% A, G      1.49% A, G       .99% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.43% A, H      1.47% A, H       .97% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.82)% A        (.59)% A         1.00% A
NET ASSETS

PORTFOLIO TURNOVER                                  71% A           61% A            151%

AVERAGE COMMISSION RATE I                          $ .0325          $ .0382          $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                   SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS     YEARS ENDED
                                   MAY 31, 1998      ENDED          DECEMBER 31,        ENDED            SEPTEMBER 30,
                                                     NOVEMBER 30,                       DECEMBER 31,

                                  (UNAUDITED)        1997           1996     1995       1994            1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                $ 27.78            $ 22.69       $ 24.88   $ 18.70   $ 19.96         $ 22.52    $ 19.53

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME
 (LOSS)                            (.08) E            (.07) E      .17 E      .39       .10 E           .39 E      .33

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                       .64                6.03         .18        6.73      (.75)           (.81)      4.44

 TOTAL FROM INVESTMENT
 OPERATIONS                        .56                5.96         .35        7.12      (.65)           (.42)      4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        -                  -            (.19)      (.39)     (.35)           (.43)      (.57)

 FROM NET REALIZED GAIN            (2.32)            (.87)        (2.35)     (.55)      (.26)           (1.71)     (1.21)

 TOTAL DISTRIBUTIONS               (2.32)            (.87)        (2.54)     (.94)      (.61)           (2.14)     (1.78)

NET ASSET VALUE, END OF PERIOD     $ 26.02           $ 27.78      $ 22.69    $ 24.88    $ 18.70         $ 19.96    $ 22.52

TOTAL RETURN B, C                  2.66%             27.15%       1.53%      38.16%     (3.26)%         (2.24)%    26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                      $ 514,966         $ 529,043    $ 560,645  $ 619,993  $ 375,691       $ 385,349  $ 269,833

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                         1.20% A           1.24% A      1.28%      1.61%      1.73% A, F      1.85%      1.57% D

RATIO OF EXPENSES TO
AVERAGE NET ASSETS AFTER           1.19% A, G        1.23% A, G   1.27% G    1.61%      1.73% A         1.84% G    1.57%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT
INCOME (LOSS) TO AVERAGE           (.59)% A          (.29)% A     .70%       1.90%      2.03% A         1.89%      2.06%
NET ASSETS

PORTFOLIO TURNOVER                 71% A             61% A        151%       142%       228% A          159%       183%

AVERAGE COMMISSION RATE H          $ .0325           $ .0382      $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEAR BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                    SIX MONTHS ENDED  ELEVEN MONTHS      YEARS ENDED           THREE MONTHS    YEAR ENDED
                                    MAY 31,1998       ENDED              DECEMBER 31,          ENDED           SEPTEMBER 30,
                                                      NOVEMBER 30,                             DECEMBER 31,

                                    (UNAUDITED)       1997             1996          1995      1994            1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                 $ 27.23           $ 22.36          $ 24.56       $ 18.57   $ 19.98      $ 19.65

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)       (.15) D           (.18) D         .04 D          .38       .06 D        .05 D

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                        .64               5.92            .18            6.54      (.74)        .28

 TOTAL FROM INVESTMENT
 OPERATIONS                         .49               5.74            .22            6.92      (.68)        .33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         -                -               (.07)          (.38)     (.47)        -

 FROM NET REALIZED GAIN             (2.20)           (.87)           (2.35)         (.55)     (.26)        -

 TOTAL DISTRIBUTIONS                (2.20)           (.87)           (2.42)         (.93)     (.73)        -

NET ASSET VALUE,
END OF PERIOD                       $ 25.52          $ 27.23         $ 22.36        $ 24.56   $ 18.57      $ 19.98

TOTAL RETURN B, C                   2.40%            26.55%          1.00%          37.35%    (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                       $ 115,931       $ 109,646       $ 98,535       $ 87,566  $ 17,090     $ 8,824

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                          1.75% A         1.78% A         1.80%          2.11%     2.58% A      2.63% A, F

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER EXPENSE
REDUCTIONS                          1.75% A         1.77% A, G      1.79% G        2.10% G   2.53% A, G   2.63% A

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS        (1.14)% A       (.84)% A        .18%           1.40%     1.22% A      1.11% A

PORTFOLIO TURNOVER                  71% A           61% A           151%           142%      228% A       159%

AVERAGE COMMISSION RATE H           $ .0325         $ .0382         $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                      SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS    YEARS ENDED
                                      MAY 31, 1998      ENDED          DECEMBER 31,        ENDED           SEPTEMBER 30,
                                                        NOVEMBER 30,                       DECEMBER 31,

                                      (UNAUDITED)       1997           1996      1995      1994           1994     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                   $ 28.19           $ 22.90        $ 25.10   $ 18.86   $ 20.23        $ 22.72  $ 19.72

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME
 (LOSS)                               (.02) E           .04 E          .28 E     .50       .13 E          .54 E    .45

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                          .64               6.12           .19       6.79      (.74)          (.81)    4.46

 TOTAL FROM INVESTMENT OPERATIONS     .62               6.16           .47       7.29      (.61)          (.27)    4.91

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME            -                -              (.32)     (.50)     (.50)          (.51)    (.70)

 IN EXCESS OF NET INVESTMENT
 INCOME                                (.03)            -              -         -         -              -        -

 FROM NET REALIZED GAIN                (2.41)           (.87)          (2.35)    (.55)     (.26)          (1.71)   (1.21)

 TOTAL DISTRIBUTIONS                   (2.44)           (.87)          (2.67)    (1.05)    (.76)          (2.22)   (1.91)

NET ASSET VALUE, END OF PERIOD         $ 26.37          $ 28.19        $ 22.90   $ 25.10   $ 18.86        $ 20.23  $ 22.72

TOTAL RETURN B, C                      2.88%            27.79%         2.00%     38.75%    (3.02)%        (1.51)%  26.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                          $ 21,040         $ 21,792       $ 20,406  $ 23,428  $ 17,583       $ 18,850 $ 20,707

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                             .78% A           .77% A         .82%      1.04%     1.14% A        1.15%    .89% D

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                       .77% A, F        .76% A, F      .81% F    1.03% F   1.11% A, F     1.14% F  .89%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT
INCOME (LOSS) TO AVERAGE               (.17)% A         .18% A         1.16%     2.47%     2.65% A        2.60%    2.74%
NET ASSETS

PORTFOLIO TURNOVER                     71% A            61% A          151%      142%      228% A         159%     183%

AVERAGE COMMISSION RATE G              $ .0325          $ .0382        $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                           SIX MONTHS ENDED  ELEVEN MONTHS      YEARS ENDED
                                           MAY 31, 1998      ENDED              DECEMBER 31,
                                                             NOVEMBER 30,

                                           (UNAUDITED)       1997               1996       1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 27.63           $ 22.57            $ 24.80    $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)               (.06) D          (.05) D            .29 D      .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .64              5.98               .17        3.00

 TOTAL FROM INVESTMENT OPERATIONS           .58              5.93               .46        3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 -                -                  (.34)      (.55)

 FROM NET REALIZED GAIN                     (2.31)          (.87)               (2.35)     (.55)

 TOTAL DISTRIBUTIONS                        (2.31)          (.87)               (2.69)     (1.10)

NET ASSET VALUE, END OF PERIOD             $ 25.90          $ 27.63             $ 22.57    $ 24.80

TOTAL RETURN B, C                           2.75%           27.16%              1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 4,868         $ 5,564              $ 41,832   $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.06% A              .78%       .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.05% A, F           .76% F     .96% A, F
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO    (.43)% A       (.21)% A             1.21%      2.55% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          71% A          61% A                151%       142%

AVERAGE COMMISSION RATE G                  $ .0325         $ .0382              $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $232,281,695 and $252,992,445, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets after the performance adjustment. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A
          .25%

CLASS T
          .50%

CLASS B
          1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 3,783      $ 0

CLASS T    1,337,061    15,006

CLASS B    584,859      438,644

          $ 1,925,703  $ 453,650

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $
          1,735

CLASS T    $
          68,890

CLASS B    $
          44,440

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T and Initial Class shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
                PAID TO    RETAINED BY
                FDC        FDC

CLASS A         $ 34,125   $ 10,061

CLASS T          147,686    41,267

CLASS B          125,803    125,803 *

INITIAL CLASS    0          0

                $ 307,614  $ 177,131

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL
 INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 4,842    .33 *

CLASS T                 524,041   .20 *

CLASS B                 135,104   .23 *

INITIAL CLASS           19,034    .18 *

INSTITUTIONAL CLASS     5,621     .23 *

                       $ 688,642

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $85,981 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $639.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $9,025 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,936 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT
          INTEREST CREDITS

CLASS A   $ 382

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                    SIX MONTHS ENDED   ELEVEN MONTHS
                                    MAY 31,            ENDED
                                    1998               NOVEMBER 30,
                                                       1997

IN EXCESS OF NET INVESTMENT INCOME

INITIAL CLASS                       $ 23,458           $ -

FROM NET REALIZED GAIN

CLASS A                             $ 204,472          $ 23,625

CLASS T                              44,118,168         18,646,131

CLASS B                              8,992,350          3,715,981

INITIAL CLASS                        1,853,906          742,870

INSTITUTIONAL CLASS                  363,086            178,091

TOTAL                               $ 55,531,982       $ 23,306,698

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   ELEVEN MONTHS  SIX MONTHS ENDED   ELEVEN MONTHS
                                MAY 31,            ENDED          MAY 31,            ENDED
                                                   NOVEMBER 30,                      NOVEMBER 30,

                                1998               1997           1998               1997



CLASS A                          78,374             76,361        $ 2,072,622        $ 2,031,528
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    8,390              1,056          201,225            23,641

SHARES REDEEMED                  (17,440)           (21,820)       (471,055)          (573,832)

NET INCREASE (DECREASE)         69,324             55,597         $ 1,802,792        $ 1,481,337

CLASS T                          2,894,010          4,958,455     $ 77,770,326       $ 130,988,939
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,556,354          703,010        37,825,207         15,866,760

SHARES REDEEMED                  (3,702,031)        (11,331,592)   (99,560,891)       (272,275,129)

NET INCREASE (DECREASE)         748,333            (5,670,127)    $ 16,034,642       $ (125,419,430)

CLASS B                          569,640            688,069       $ 15,057,172       $ 17,176,282
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    346,307            155,073        8,275,485          3,443,078

SHARES REDEEMED                  (399,741)          (1,224,149)    (10,592,601)       (28,636,853)

NET INCREASE (DECREASE)         516,206            (381,007)      $ 12,740,056       $ (8,017,493)

INITIAL CLASS                    1,359              11,023        $ 37,777           $ 294,010
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    68,311             29,056         1,679,237          663,041

SHARES REDEEMED                  (44,827)           (157,998)      (1,200,755)        (3,820,330)

NET INCREASE (DECREASE)         24,843             (117,919)      $ 516,259          $ (2,863,279)

INSTITUTIONAL CLASS              187,277            875,537       $ 4,985,363        $ 23,872,028
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,710             6,165          283,206            138,401

SHARES REDEEMED                  (212,349)          (2,533,710)    (5,743,760)        (61,384,219)

NET INCREASE (DECREASE)         (13,362)           (1,652,008)    $ (475,191)        $ (37,373,790)


9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 7,138

CLASS T                37,310

CLASS B                13,079

INITIAL CLASS          13,181

INSTITUTIONAL CLASS    8,717

                      $ 79,425

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ - $ - $ 26,464,219
Alliance Pharmaceutical Corp.   3,718,710  -  -  11,812,969
Big Dog Holdings, Inc.   1,209,900      5,274,237
Deckers Outdoor Corp.   -  -  -  4,327,525
Freds, Inc. Class A   -  539,500  93,356  13,920,812
Harveys Casino Resorts   -  -  82,960  22,554,750
Herley Industries, Inc.   -  -  -  2,764,825
I-Stat Corp.   873,439  -  -  6,899,438
Just Toys, Inc.   -  -  -  285,637
Maxim Group, Inc.   489,629  -  -  14,635,687
Maxwell Shoe Co., Inc. Class A   -  -  -  14,891,450
MicroProse, Inc.   104,650  -  -  2,272,013
Morton's Restaurant Group, Inc.   -  -  -  9,740,500
People's Choice TV Corp.   -  -  -  1,019,513
Performance Technologies, Inc.   2,941,188  -  -  9,542,500
Reno Air, Inc.   -  -  -  7,332,338
Rock of Ages Corp. Class A   -  -  -  2,764,800
Silicon Gaming, Inc.   3,190,587  -  -  10,590,797
WMS Industries, Inc.   1,293,833  -  -  7,388,881
Whole Foods Market, Inc.   -  5,665,957  -  -
TOTALS  $ 13,821,936 $ 6,205,457 $ 176,316 $ 174,482,891





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY

(REGISTERED TRADEMARK)
STRATEGIC OPPORTUNITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR STRATEGIC
OPPORTUNITIES FUND)
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY STRATEGIC OPPORTUNITIES FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                         PAST 6  PAST 1  PAST 5   PAST 10
                                                   MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - INITIAL CL  2.88%   20.49%  94.23%   302.51%

FIDELITY ADV STRATEGIC OPPORTUNITIES - INITIAL CL  -0.72%  16.27%  87.43%   288.42%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                     15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE                 9.06%   22.75%  110.89%  317.64%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Initial Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds.
These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                          PAST 1  PAST 5  PAST 10
                                                    YEAR    YEARS   YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - INITIAL CL   20.49%  14.20%  14.94%

FIDELITY ADV STRATEGIC OPPORTUNITIES - INITIAL CL   16.27%  13.39%  14.53%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                             30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE                  22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take the Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Strategic Opp -Initial   S&P 500
             00014                       SP001
  1988/05/31       9650.00                    10000.00
  1988/06/30      10313.03                    10459.00
  1988/07/31      10253.95                    10419.26
  1988/08/31       9945.41                    10065.00
  1988/09/30      10273.64                    10493.77
  1988/10/31      10457.45                    10785.50
  1988/11/30      10516.53                    10631.26
  1988/12/31      10560.46                    10817.31
  1989/01/31      11194.50                    11609.14
  1989/02/28      11146.77                    11320.07
  1989/03/31      11378.57                    11583.83
  1989/04/30      11808.08                    12185.03
  1989/05/31      12346.67                    12678.52
  1989/06/30      12448.93                    12606.26
  1989/07/31      13301.13                    13744.60
  1989/08/31      13464.76                    14013.99
  1989/09/30      13478.39                    13956.54
  1989/10/31      13260.23                    13632.75
  1989/11/30      13628.38                    13910.85
  1989/12/31      14043.35                    14244.71
  1990/01/31      13132.09                    13288.89
  1990/02/28      13209.79                    13460.32
  1990/03/31      13223.92                    13817.02
  1990/04/30      12687.05                    13471.59
  1990/05/31      13103.83                    14785.07
  1990/06/30      13230.98                    14684.54
  1990/07/31      13280.43                    14637.54
  1990/08/31      12362.10                    13314.31
  1990/09/30      12270.27                    12665.90
  1990/10/31      12270.27                    12611.44
  1990/11/30      12814.20                    13426.14
  1990/12/31      13117.28                    13800.73
  1991/01/31      13554.03                    14402.44
  1991/02/28      14360.91                    15432.22
  1991/03/31      14819.86                    15805.67
  1991/04/30      15027.13                    15843.61
  1991/05/31      15567.52                    16528.05
  1991/06/30      15086.35                    15771.07
  1991/07/31      15545.31                    16506.00
  1991/08/31      15885.83                    16897.19
  1991/09/30      15952.45                    16615.01
  1991/10/31      15641.54                    16837.65
  1991/11/30      15271.42                    16159.09
  1991/12/31      16224.84                    18007.69
  1992/01/31      16259.75                    17672.75
  1992/02/29      16582.68                    17902.49
  1992/03/31      16172.47                    17553.40
  1992/04/30      16486.67                    18069.47
  1992/05/31      17027.79                    18158.01
  1992/06/30      17036.52                    17887.45
  1992/07/31      17560.18                    18619.05
  1992/08/31      17272.17                    18237.36
  1992/09/30      17211.07                    18452.56
  1992/10/31      17350.72                    18517.14
  1992/11/30      18092.57                    19148.58
  1992/12/31      18411.08                    19384.11
  1993/01/31      18757.37                    19546.93
  1993/02/28      19296.05                    19812.77
  1993/03/31      19911.67                    20230.82
  1993/04/30      19526.91                    19741.23
  1993/05/31      19998.25                    20270.30
  1993/06/30      20181.01                    20329.08
  1993/07/31      20623.49                    20247.77
  1993/08/31      21922.08                    21015.16
  1993/09/30      21854.75                    20853.34
  1993/10/31      22556.94                    21285.00
  1993/11/30      21614.27                    21082.80
  1993/12/31      22290.67                    21337.90
  1994/01/31      22503.47                    22063.39
  1994/02/28      21726.75                    21465.47
  1994/03/31      20907.48                    20529.57
  1994/04/30      21077.72                    20792.35
  1994/05/31      21141.56                    21133.35
  1994/06/30      21141.56                    20615.58
  1994/07/31      21673.55                    21291.77
  1994/08/31      21811.87                    22164.73
  1994/09/30      21524.59                    21621.70
  1994/10/31      21311.80                    22108.19
  1994/11/30      20662.76                    21303.01
  1994/12/31      20874.70                    21618.93
  1995/01/31      21782.30                    22179.51
  1995/02/28      22357.85                    23043.84
  1995/03/31      22568.14                    23723.87
  1995/04/30      23066.21                    24422.54
  1995/05/31      23686.03                    25398.71
  1995/06/30      24936.75                    25988.72
  1995/07/31      25800.07                    26850.50
  1995/08/31      26541.64                    26917.90
  1995/09/30      27471.37                    28053.83
  1995/10/31      27371.76                    27953.68
  1995/11/30      28124.40                    29180.85
  1995/12/31      28962.75                    29742.87
  1996/01/31      28997.36                    30755.32
  1996/02/29      28425.98                    31040.42
  1996/03/31      27487.44                    31339.34
  1996/04/30      28214.81                    31801.28
  1996/05/31      29059.49                    32621.44
  1996/06/30      29036.03                    32745.72
  1996/07/31      27053.37                    31299.02
  1996/08/31      28085.76                    31959.11
  1996/09/30      29059.49                    33757.77
  1996/10/31      28555.03                    34688.81
  1996/11/30      29575.69                    37310.94
  1996/12/31      29542.75                    36571.81
  1997/01/31      30678.02                    38856.82
  1997/02/28      30280.67                    39161.45
  1997/03/31      28352.13                    37552.31
  1997/04/30      28512.84                    39794.18
  1997/05/31      32235.98                    42216.85
  1997/06/30      33454.71                    44108.17
  1997/07/31      34994.86                    47617.85
  1997/08/31      35570.74                    44950.30
  1997/09/30      39548.34                    47412.23
  1997/10/31      37740.34                    45828.66
  1997/11/30      37753.74                    47950.07
  1997/12/31      37456.45                    48773.37
  1998/01/31      37766.55                    49312.81
  1998/02/28      41360.56                    52869.25
  1998/03/31      42568.38                    55576.68
  1998/04/30      41316.37                    56135.78
  1998/05/29      38841.81                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 171306 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Initial Class on May 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $38,842 - a 288.42% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended May 31, 1998, the fund's Initial Class shares returned 2.88%, versus 9.06% for the capital appreciation funds average tracked by Lipper Analytical Services, and 15.06% for the Standard & Poor's 500 Index. For the 12 months that ended May 31, 1998, the fund's Initial Class shares returned 20.49% versus 22.75% for the capital appreciation funds average and 30.69% for the S&P 500.
Q. WHY DID THE FUND LAG ITS PEERS AND THE S&P 500 OVER THE PAST SIX
MONTHS?
A. Almost all of the fund's underperformance in the past six months can be attributed to the fact that small- and mid-capitalization stocks lagged large-cap stocks in April and May of this year. Although the fund did well during the first quarter of 1998, I tended not to own the large-cap, blue chip names that have done so well in the past two months. One of the main reasons the fund did not own these larger companies is that its objective is to focus on "special situations," which often are smaller more volatile companies. The fund's relative performance was less disappointing over the past 12 months because the small- and mid-cap segment of the market outperformed the overall market quite significantly last fall.
Q. YOU HAVE INCREASED THE FUND'S WEIGHTINGS IN BOTH THE CONSUMER DURABLES AND CONSTRUCTION AND REAL ESTATE SECTORS. WHAT WAS THE STRATEGY BEHIND THESE MOVES?
A. One of the biggest reasons that I liked the construction and real estate sector was that it has been out of favor for many years due to overbuilding in the 1980s. Now, after many years, supply and demand are coming back into balance and the sector is starting to look attractive. I initiated a large position in USG Corporation - which makes the gypsum wall board used in construction - as well as smaller positions in other construction-related companies such as NCI Building Systems and ABT Building Products. Also, the construction of more homes and offices tends to lead to the purchase of more furniture, carpets and appliances. This has led me to add to the fund's weighting in so-called "consumer durables." The companies I added during the period were carpet makers Mohawk Industries and Shaw Industries as well as furniture companies Ladd Furniture and Bassett Furniture. I also added to the fund's position in the flooring retailer Maxim Group.
Q. FINANCIAL STOCKS CONTINUED TO BE STRONG PERFORMERS DURING THE PERIOD, YET THE FUND REMAINED UNDERWEIGHTED. WHY WAS THAT?
A. Even though there had been a steady stream of bank takeovers, I thought that the financial stocks themselves were vulnerable. We have had a very long period of strong performance in the sector and price-to-earnings (P/E) ratios - a measure of how much an investor is paying for a company's earnings power - were way above historical levels. I was also concerned about the potential for default on consumer loans, which starts to become an issue when we are this far into an economic cycle.
Q. WHICH STOCKS DID WELL? WHICH STOCKS DISAPPOINTED?
A. Some of the best-performing stocks in the fund during the period were the ones acquired by larger companies - such as American Bankers Insurance Group and Harveys Casino Resorts. The most disappointing positions were the smaller-cap stocks. In particular, two medical technology companies - Alliance Pharmaceutical and Cygnus - saw clinical partnerships they had arranged with larger, medical-products companies fall through, resulting in a decline in their stock price during the period.
Q. WHAT IS YOUR OUTLOOK?
A. Even though we have had the best of all possible worlds in the past few years, I continue to believe we are going to have a tough market environment going forward. The dollar is strengthening to the point where U.S. exports may slow, we are pretty late in the economic cycle and stock valuations are very high. This "bull market" can't go on forever, so I have chosen companies that have compelling products and solid prospects - and that hopefully will be able to weather potential market downturns fairly well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON MERGERS
AND ACQUISITIONS:
"While I don't go looking for
companies that are buy-out
targets, it is inevitable in a market
like we've seen that there will be
acquisitions. This is because the
larger, acquiring companies are able
to use their high-priced stock as an
attractive `currency' to buy smaller
companies.
"Four of the fund's holdings were
acquired by other companies during
the period: American Bankers
Insurance Group, which has been
one of the largest holdings in the
fund, announced it was going to
sell out to the large business
services company Cendant
Corporation; Harveys Casino
Resorts was sold to a Los
Angeles-based, real estate
investment firm; Alumax was sold
to the aluminum giant Alcoa; and
the record company Polygram was
sold to Seagrams, the Canadian
beverage company.
"These acquisitions, the news of
which typically drives up the stock
price of the target company, are
one of the benefits of having
smaller companies in a fund.
However, since it is virtually
impossible to predict which
companies are going to be taken
over, it's best to buy them on the
value of their basic business rather
than trying to guess if they will be a
takeover candidate."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of May 31, 1998,
more than $660 million.
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                INVESTMENTS   IN THESE STOCKS
                                              6 MONTHS AGO

WHOLE FOODS MARKET, INC.        7.7           10.3

SEPRACOR, INC.                  7.1           5.9

AFC CABLE SYSTEMS, INC.         4.0           3.1

HARVEYS CASINO RESORTS          3.4           2.5

CABLE DESIGN TECHNOLOGY CORP.   3.0           3.4

USG CORP.                       2.8           0.0

MAXWELL SHOE CO., INC. CLASS A  2.2           1.5

MAXIM GROUP, INC.               2.2           1.4

FREDS, INC. CLASS A             2.1           2.0

MIDWAY GAMES, INC.              1.9           0.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

HEALTH              15.4          16.7

MEDIA & LEISURE     12.8          13.7

BASIC INDUSTRIES    12.8          12.4

DURABLES            11.6          5.2

RETAIL & WHOLESALE  10.8          13.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **

ROW: 1, COL: 1, VALUE: 2.2
ROW: 1, COL: 2, VALUE: 1.8
ROW: 1, COL: 3, VALUE: 96.0
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
STOCKS  98.0%
BONDS 0.8%
SHORT-TERM
INVESTMENTS 1.2%
FOREIGN
INVESTMENTS 5.0%
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
DEFENSE ELECTRONICS - 0.4%
Herley Industries, Inc. (b)  208,666 $ 2,764,825
BASIC INDUSTRIES - 12.8%
CHEMICALS & PLASTICS - 2.0%
ARCO Chemical Co.   164,400  9,165,300
Hanna (M.A.) Co.   43,300  868,706
Ivex Packaging Corp.   133,100  3,086,256
  13,120,262
IRON & STEEL - 0.6%
Cold Metal Products, Inc. (a)  179,900  888,256
CompX International, Inc. (a)  82,500  1,918,125
Steel Dynamics, Inc. (a)  49,900  966,813
  3,773,194
METALS & MINING - 9.3%
AFC Cable Systems, Inc. (a)(b)  784,125  26,464,219
Alumax, Inc.   216,500  10,134,906
Brush Wellman, Inc.   137,500  3,351,562
Cable Design Technology Corp. (a)  858,850  20,236,653
Essex International, Inc. (a)  8,900  218,606
Ryerson Tull, Inc. Class A (a)  72,000  1,512,000
  61,917,946
PACKAGING & CONTAINERS - 0.0%
Silgan Holdings, Inc. (a)  2,400  79,800
PAPER & FOREST PRODUCTS - 0.9%
ABT Building Products Corp. (a)   147,000  2,094,750
Mercer International, Inc. (SBI)  407,900  4,257,456
  6,352,206
TOTAL BASIC INDUSTRIES   85,243,408
CONSTRUCTION & REAL ESTATE - 8.4%
BUILDING MATERIALS - 3.7%
Associated Materials, Inc.   5,000  77,500
Elcor Corp.   136,000  3,604,000
Rock of Ages Corp. Class A (a)(b)  172,800  2,764,800
USG Corp.   347,700  18,471,563
  24,917,863
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 3.9%
American Buildings Co. (a)  20,200 $ 691,850
Beazer Homes USA, Inc. (a)  173,500  3,947,125
Butler Manufacturing Co.   47,000  1,645,000
Engle Homes, Inc.   192,200  2,738,850
Jacobs Engineering Group, Inc. (a)  65,400  2,100,975
Lennar Corp.   87,400  2,316,100
M/I Schottenstein Homes, Inc.   180,100  3,624,512
NCI Building Systems, Inc. (a)  170,000  9,020,625
  26,085,037
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust   60,000  1,391,250
Glenborough Realty Trust, Inc.   66,000  1,856,250
Home Properties of New York, Inc.   35,500  949,625
Tanger Factory Outlet Centers, Inc.   25,700  798,306
  4,995,431
TOTAL CONSTRUCTION & REAL ESTATE   55,998,331
DURABLES - 11.6%
CONSUMER DURABLES - 0.7%
Mikasa, Inc.   51,800  637,788
Simpson Manufacturing, Inc. (a)  100,000  3,987,500
  4,625,288
CONSUMER ELECTRONICS - 0.6%
Movado Group, Inc.   142,500  4,132,500
HOME FURNISHINGS - 4.8%
Bassett Furniture Industries, Inc.   143,600  4,379,800
Furniture Brands International, Inc. (a)  10,000  295,000
Haverty Furniture Companies, Inc.   104,400  2,322,900
Heilig-Meyers Co.   135,600  1,627,200
Ladd Furniture, Inc. (a)  329,900  8,536,162
Maxim Group, Inc. (a)(b)  867,300  14,635,687
Stanley Furniture Co, Inc. (a)  20,000  405,000
Steelcase, Inc. Class A  1,000  29,813
  32,231,562
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 5.5%
Deckers Outdoor Corp. (a)(b)  596,900 $ 4,327,525
Galey & Lord, Inc. (a)  115,800  2,866,050
Maxwell Shoe Co., Inc. Class A (a)(b)  758,800  14,891,450
Mohawk Industries, Inc. (a)  150,000  4,556,250
Quaker Fabric Corp. (a)  70,000  1,863,750
Shaw Industries, Inc.   490,000  7,840,000
Synthetic Industries, Inc. (a)  15,000  310,313
  36,655,338
TOTAL DURABLES   77,644,688
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800  1,656,450
Rio Alto Exploration Ltd. (a)  180,000  1,927,314
Ulster Petroleums Ltd. (a)  100,000  755,002
Valero Energy Corp.   68,900  2,247,863
  6,586,629
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.1%
Regent Pacific Group Ltd.   2,486,000  834,088
INSURANCE - 0.9%
Amerus Life Holdings, Inc.   192,900  6,172,800
TOTAL FINANCE   7,006,888
HEALTH - 15.4%
DRUGS & PHARMACEUTICALS - 10.5%
Anesta Corp. (a)  21,500  395,062
Alliance Pharmaceutical Corp. (a)(b)  2,520,100  11,812,969
Aviron (a)  198,300  5,552,400
Cytyc Corp. (a)  265,300  4,443,775
Sepracor, Inc. (a)  1,108,700  47,674,100
  69,878,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  856,950 $ 7,926,787
Gargoyles, Inc. (a)  181,700  295,262
Hemasure, Inc. (a)  359,000  448,750
I-Stat Corp. (a)(b)  712,200  6,899,438
InControl, Inc. (a)  69,900  249,019
Oakley, Inc. (a)  370,000  4,833,125
Physiometrix, Inc. (a)  165,000  247,500
Resound Corp. (a)  537,000  3,389,813
Sulzer Medica AG (Reg.)  1,200  319,332
  24,609,026
MEDICAL FACILITIES MANAGEMENT - 1.2%
Columbia/HCA Healthcare Corp.   244,500  7,992,094
TOTAL HEALTH   102,479,426
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 0.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  109,900  4,753,175
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
Columbus McKinnon Corp.   242,600  7,065,725
Hardinge, Inc.   30,000  790,000
Mettler-Toledo International, Inc.   196,900  3,741,100
Sulzer AG (Reg.)  12,000  10,242,867
T B Wood's Corp.   246,700  5,257,794
  27,097,486
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,850,661
MEDIA & LEISURE - 12.6%
BROADCASTING - 0.2%
American Telecasting, Inc. (a)  130,000  97,500
CAI Wireless Systems, Inc. (a)  165,615  56,309
Heartland Wireless Communications, Inc. (a)  89,167  66,875
People's Choice TV Corp. (a)(b)  679,675  1,019,513
  1,240,197
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 3.4%
Film Roman, Inc. (a)  55,000 $ 79,062
Harveys Casino Resorts (b)  829,600  22,554,750
  22,633,812
LEISURE DURABLES & TOYS - 2.2%
Galoob (Lewis) Toys, Inc. (a)  90,000  995,625
Just Toys, Inc. (a)(b)  253,900  285,637
Silicon Gaming, Inc. (a)(b)  1,118,500  10,590,797
Toy Biz, Inc. Class A (a)  325,200  3,170,700
  15,042,759
LODGING & GAMING - 2.5%
Aztar Corp. (a)  405,600  2,839,200
Circus Circus Enterprises, Inc. (a)  364,300  6,466,325
WMS Industries, Inc. (b)  1,665,100  7,388,881
  16,694,406
PUBLISHING - 0.7%
CMP Media, Inc. Class A  20,000  420,000
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  152,800
4,354,800
  4,774,800
RESTAURANTS - 3.6%
Buffets, Inc. (a)  110,000  1,794,375
CKE Restaurants, Inc.   10,000  317,500
Foodmaker, Inc. (a)  647,000  10,918,125
Il Fornaio America Corp.   77,700  1,019,812
Morton's Restaurant Group, Inc. (a)(b)  404,800  9,740,500
NPC International, Inc. (a)  12,600  155,925
Star Buffet, Inc.   1,500  22,313
  23,968,550
TOTAL MEDIA & LEISURE   84,354,524
NONDURABLES - 4.7%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool:
 Class B (non-vtg.)  478,300  6,664,257
 Class B (c)  158,000  2,201,448
  8,865,705
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 1.9%
Corn Products International, Inc. (a)  358,700 $ 12,285,475
Tomkins PLC Ord.   3,457  19,926
  12,305,401
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.   280,600  8,505,687
First Brands Corp.   64,000  1,592,000
  10,097,687
TOTAL NONDURABLES   31,268,793
PRECIOUS METALS - 0.9%
Getchell Gold Corp. (a)  69,500  1,320,500
Newmont Mining Corp.   200,000  4,987,500
  6,308,000
RETAIL & WHOLESALE - 10.8%
APPAREL STORES - 0.8%
Big Dog Holdings, Inc. (b)  861,100  5,274,237
GENERAL MERCHANDISE STORES - 2.1%
Freds, Inc. Class A (b)  592,375  13,920,812
GROCERY STORES - 7.7%
Whole Foods Market, Inc. (a)  932,400  51,282,000
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Cameron Ashley, Inc. (a)  90,000  1,575,000
TOTAL RETAIL & WHOLESALE   72,052,049
SERVICES - 0.7%
PRINTING - 0.5%
Schawk, Inc. Class A  214,000  3,210,000
SERVICES - 0.2%
Market Facts, Inc. (a)  60,000  1,350,000
Compass International Services Corp.   17,000  199,750
  1,549,750
TOTAL SERVICES   4,759,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 9.3%
COMPUTER SERVICES & SOFTWARE - 5.7%
Activision, Inc. (a)  175,000 $ 1,760,937
BancTec, Inc. (a)  240,000  5,610,000
Broderbund Software, Inc. (a)  368,400  5,894,400
CompUSA, Inc. (a)  427,200  6,728,400
Eidos PLC sponsored ADR (a)  46,500  842,812
GT Interactive Software, Inc. (a)  123,200  1,155,000
MicroProse, Inc. (a)(b)  422,700  2,272,013
Midway Games, Inc. (a)  955,359  12,897,347
Project Software & Development, Inc.   2,500  56,250
Titan Corp. (a)  74,000  471,750
  37,688,909
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Performance Technologies, Inc. (a)(b)  694,000  9,542,500
ELECTRONIC INSTRUMENTS - 0.1%
Optical Coating Laboratory, Inc.   10,000  170,000
ORBIT/FR, Inc.   80,400  793,950
  963,950
ELECTRONICS - 2.1%
AVX Corp.   375,500  7,087,562
Quality Semiconductor, Inc. (a)  145,000  448,594
Richardson Electronics Ltd.   235,000  3,099,063
3Dfx Interactive, Inc.   143,400  2,841,113
3D Labs, Inc. Ltd. (a)  67,200  478,800
  13,955,132
TOTAL TECHNOLOGY   62,150,491
TRANSPORTATION - 1.7%
AIR TRANSPORTATION - 1.1%
Reno Air, Inc. (a)(b)  934,800  7,332,338
RAILROADS - 0.4%
Genesee & Wyoming, Inc. Class A (a)  118,000  2,684,500
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  90,000  1,035,000
TOTAL TRANSPORTATION   11,051,838
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.9%
ELECTRIC UTILITY - 0.9%
Entergy Corp.   103,900 $ 2,733,869
Niagara Mohawk Power Corp. (a)  34,900  431,888
PG&E Corp.   82,100  2,586,150
  5,751,907
TOTAL COMMON STOCKS
(Cost $582,132,106)   647,272,208
CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
CLOSED END INVESTMENT COMPANY - 0.1%
Reader's Digest Association $1.93 TRACES  30,000  817,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,368,960
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
Reno Air, Inc., Series A, 9% (c)  170,000  4,335,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,179,485)   6,521,460
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
TECHNOLOGY - 0.4%
ELECTRONICS - 0.4%
Richardson Electronics Ltd.:
 8 1/4%, 6/15/06  B3 $ 1,978,000  1,938,440
 7 1/4%, 12/15/06   B3  404,000  353,500
  2,291,940
CONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (c)  - $ 2,500,000 $ 2,762,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   5,054,440
CASH EQUIVALENTS - 1.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98   $ 8,128,751  8,125,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $600,997,021)  $ 666,973,108
PREFERRED STOCK ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for   Common Stock
TRACES - Trust Automatic Common
  Exchange Securities
LEGEND
(a) Non-income producing
(b) Affiliated company (see Note 10 of Notes to Financial Statements).
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,298,948 or 1.4% of net assets.
OTHER INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $601,006,004. Net unrealized appreciation aggregated $65,967,104, of which $174,163,405 related to appreciated investment securities and $108,196,301 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS                                           MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 666,973,108
AGREEMENTS OF $8,125,000) (COST $600,997,021) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      343,879

RECEIVABLE FOR INVESTMENTS SOLD                                           1,040,102

RECEIVABLE FOR FUND SHARES SOLD                                           337,159

DIVIDENDS RECEIVABLE                                                      321,660

INTEREST RECEIVABLE                                                       113,218

OTHER RECEIVABLES                                                         71,043

 TOTAL ASSETS                                                             669,200,169

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,262,207

PAYABLE FOR FUND SHARES REDEEMED                             1,451,934

ACCRUED MANAGEMENT FEE                                       223,678

DISTRIBUTION FEES PAYABLE                                    324,152

OTHER PAYABLES AND ACCRUED EXPENSES                          202,941

 TOTAL LIABILITIES                                                        8,464,912

NET ASSETS                                                               $ 660,735,257

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 540,751,750

ACCUMULATED NET INVESTMENT LOSS                                           (2,271,159)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     56,282,690
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 65,971,976
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 660,735,257


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS                          MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $25.64
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,929,839 (DIVIDED BY) 153,261 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $25.64)         $27.20

CLASS T:                                                       $26.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($514,966,096 (DIVIDED BY) 19,789,529 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.02)         $26.96

CLASS B:                                                       $25.52
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($115,931,063 (DIVIDED BY) 4,542,275 SHARES) A

INITIAL CLASS:                                                 $26.37
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,039,732 (DIVIDED BY) 797,936 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.37)         $27.33

INSTITUTIONAL CLASS:                                           $25.90
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($4,868,527 (DIVIDED BY) 187,982 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                               SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 1,384,167
DIVIDENDS (INCLUDING $176,316 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                         650,179

 TOTAL INCOME                                                                    2,034,346

EXPENSES

MANAGEMENT FEE                                                   $ 2,014,746
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (663,505)

TRANSFER AGENT FEES                                               688,642

DISTRIBUTION FEES                                                 1,925,703

ACCOUNTING FEES AND EXPENSES                                      179,423

NON-INTERESTED TRUSTEES' COMPENSATION                             2,301

CUSTODIAN FEES AND EXPENSES                                       5,961

REGISTRATION FEES                                                 79,425

AUDIT                                                             26,736

LEGAL                                                             3,535

MISCELLANEOUS                                                     34,062

 TOTAL EXPENSES BEFORE REDUCTIONS                                 4,297,029

 EXPENSE REDUCTIONS                                               (14,982)       4,282,047

NET INVESTMENT INCOME (LOSS)                                                     (2,247,701)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN                   56,148,254
 OF $10,793,153 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    1,891          56,150,145

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            (36,586,312)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     2,676          (36,583,636)

NET GAIN (LOSS)                                                                  19,566,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 17,318,808
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  ELEVEN MONTHS
                                                        MAY 31, 1998      ENDED
                                                        (UNAUDITED)       NOVEMBER 30,
                                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (2,247,701)     $ (2,081,517)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                56,150,145        73,741,589

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (36,583,636)      70,136,543

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         17,318,808        141,796,615
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (23,458)          -
IN EXCESS OF NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                  (55,531,982)      (23,306,698)

 TOTAL DISTRIBUTIONS                                     (55,555,440)      (23,306,698)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             30,618,558        (172,192,655)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (7,618,074)       (53,702,738)

NET ASSETS

 BEGINNING OF PERIOD                                     668,353,331       722,056,069

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 660,735,257     $ 668,353,331
 LOSS OF $2,271,159 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED  ELEVEN MONTHS   YEAR ENDED
                                                   MAY 31, 1998      ENDED           DECEMBER 31,
                                                                     NOVEMBER 30,

                                                   (UNAUDITED)       1997            1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 27.51           $ 22.51         $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                       (.11) E          (.13) E         .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)            .63              6.00            1.26

 TOTAL FROM INVESTMENT OPERATIONS                   .52              5.87            1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         -                -               (.37)

 FROM NET REALIZED GAIN                             (2.39)          (.87)            (1.94)

 TOTAL DISTRIBUTIONS                                (2.39)          (.87)            (2.31)

NET ASSET VALUE, END OF PERIOD                     $ 25.64          $ 27.51          $ 22.51

TOTAL RETURN B, C                                   2.55%           26.96%           5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,930          $ 2,309          $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.46% A, G      1.49% A, G       .99% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.43% A, H      1.47% A, H       .97% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.82)% A        (.59)% A         1.00% A
NET ASSETS

PORTFOLIO TURNOVER                                  71% A           61% A            151%

AVERAGE COMMISSION RATE I                          $ .0325          $ .0382          $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                      SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED       THREE MONTHS    YEARS ENDED
                                      MAY 31, 1998      ENDED          DECEMBER 31,      ENDED           SEPTEMBER 30,
                                                        NOVEMBER 30,                     DECEMBER 31,

                                      (UNAUDITED)       1997           1996     1995     1994           1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                   $ 27.78           $ 22.69        $ 24.88  $ 18.70  $ 19.96        $ 22.52   $ 19.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)         (.08) E           (.07) E        .17 E    .39      .10 E          .39 E     .33

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                          .64               6.03           .18      6.73     (.75)          (.81)     4.44

 TOTAL FROM INVESTMENT
 OPERATIONS                           .56               5.96           .35      7.12     (.65)          (.42)     4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           -                 -              (.19)    (.39)    (.35)          (.43)     (.57)

 FROM NET REALIZED GAIN               (2.32)            (.87)          (2.35)   (.55)    (.26)          (1.71)    (1.21)

 TOTAL DISTRIBUTIONS                  (2.32)            (.87)          (2.54)   (.94)    (.61)          (2.14)    (1.78)

NET ASSET VALUE, END OF PERIOD        $ 26.02           $ 27.78        $ 22.69  $ 24.88  $ 18.70        $ 19.96   $ 22.52

TOTAL RETURN B, C                     2.66%             27.15%         1.53%    38.16%   (3.26)%        (2.24)%   26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                         $514,966          $529,043      $560,645  $619,993 $ 375,691     $ 385,349  $ 269,833

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                            1.20% A           1.24% A        1.28%     1.61%    1.73% A, F   1.85%      1.57% D

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                      1.19% A, G        1.23% A, G     1.27% G   1.61%    1.73% A      1.84% G    1.57%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT
INCOME (LOSS) TO AVERAGE             (.59)% A          (.29)% A       .70%       1.90%    2.03% A      1.89%      2.06%
NET ASSETS

PORTFOLIO TURNOVER                   71% A             61% A          151%       142%     228% A       159%       183%

AVERAGE COMMISSION RATE H            $ .0325           $ .0382        $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEAR BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                  SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS  YEAR ENDED
                                  MAY 31,1998       ENDED          DECEMBER 31,        ENDED         SEPTEMBER 30,
                                                    NOVEMBER 30,                       DECEMBER 31,

                                  (UNAUDITED)       1997           1996      1995      1994          1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD               $ 27.23           $ 22.36        $ 24.56   $ 18.57   $ 19.98      $ 19.65

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)     (.15) D           (.18) D        .04 D     .38       .06 D        .05 D

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                      .64               5.92           .18       6.54      (.74)        .28

 TOTAL FROM INVESTMENT
 OPERATIONS                       .49               5.74           .22       6.92      (.68)        .33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        -                -              (.07)     (.38)     (.47)        -

 FROM NET REALIZED GAIN            (2.20)          (.87)          (2.35)     (.55)     (.26)        -

 TOTAL DISTRIBUTIONS               (2.20)          (.87)          (2.42)     (.93)     (.73)        -

NET ASSET VALUE, END OF PERIOD     $ 25.52         $ 27.23        $ 22.36    $ 24.56   $ 18.57      $ 19.98

TOTAL RETURN B, C                  2.40%           26.55%         1.00%      37.35%    (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                      $ 115,931      $ 109,646       $ 98,535   $ 87,566  $ 17,090     $ 8,824

RATIO OF EXPENSES TO
AVERAGE NET ASSETS                 1.75% A        1.78% A         1.80%      2.11%     2.58% A      2.63% A, F

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER EXPENSE
REDUCTIONS                         1.75% A        1.77% A, G      1.79% G    2.10% G   2.53% A, G   2.63% A

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS       (1.14)% A      (.84)% A        .18%       1.40%     1.22% A      1.11% A

PORTFOLIO TURNOVER                 71% A          61% A           151%       142%      228% A       159%

AVERAGE COMMISSION RATE H          $ .0325        $ .0382         $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                    SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS  YEARS ENDED
                                    MAY 31, 1998      ENDED          DECEMBER 31,        ENDED         SEPTEMBER 30,
                                                      NOVEMBER 30,                       DECEMBER 31,

                                    (UNAUDITED)       1997           1996      1995      1994          1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                 $ 28.19           $ 22.90        $ 25.10   $ 18.86   $ 20.23       $ 22.72  $ 19.72

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)       (.02) E           .04 E          .28 E     .50       .13 E         .54 E    .45

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                        .64               6.12           .19       6.79      (.74)         (.81)    4.46

 TOTAL FROM INVESTMENT
 OPERATIONS                         .62               6.16           .47       7.29      (.61)         (.27)    4.91

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          -                -              (.32)     (.50)     (.50)         (.51)    (.70)

 IN EXCESS OF NET INVESTMENT
 INCOME                             (.03)             -              -         -         -             -        -

 FROM NET REALIZED GAIN             (2.41)           (.87)          (2.35)    (.55)     (.26)         (1.71)   (1.21)

 TOTAL DISTRIBUTIONS                (2.44)           (.87)          (2.67)    (1.05)    (.76)         (2.22)   (1.91)

NET ASSET VALUE, END OF PERIOD      $ 26.37          $ 28.19        $ 22.90   $ 25.10   $ 18.86       $ 20.23  $ 22.72

TOTAL RETURN B, C                   2.88%            27.79%         2.00%     38.75%    (3.02)%       (1.51)%  26.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                       $ 21,040         $ 21,792       $ 20,406  $ 23,428  $ 17,583      $ 18,850 $ 20,707

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                          .78% A           .77% A         .82%      1.04%     1.14% A       1.15%    .89% D

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                    .77% A, F        .76% A, F      .81% F    1.03% F   1.11% A, F    1.14% F  .89%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE                   (.17)% A         .18% A         1.16%     2.47%     2.65% A       2.60%    2.74%
NET ASSETS

PORTFOLIO TURNOVER                   71% A           61% A          151%      142%      228% A        159%     183%

AVERAGE COMMISSION RATE G            $ .0325         $ .0382        $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                           SIX MONTHS ENDED  ELEVEN MONTHS    YEARS ENDED
                                           MAY 31, 1998      ENDED            DECEMBER 31,
                                           NOVEMBER 30,

                                           (UNAUDITED)       1997           1996         1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 27.63           $ 22.57        $ 24.80      $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)               (.06) D         (.05) D        .29 D        .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .64             5.98           .17          3.00

 TOTAL FROM INVESTMENT OPERATIONS           .58             5.93           .46          3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 -               -              (.34)        (.55)

 FROM NET REALIZED GAIN                     (2.31)         (.87)           (2.35)       (.55)

 TOTAL DISTRIBUTIONS                        (2.31)         (.87)           (2.69)       (1.10)

NET ASSET VALUE, END OF PERIOD             $ 25.90         $ 27.63         $ 22.57      $ 24.80

TOTAL RETURN B, C                           2.75%          27.16%          1.99%        15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 4,868         $ 5,564         $ 41,832     $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.06% A         .78%         .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.05% A, F      .76% F       .96% A, F
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO    (.43)% A       (.21)% A        1.21%        2.55% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          71% A          61% A           151%         142%

AVERAGE COMMISSION RATE G                  $ .0325         $ .0382         $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $232,281,695 and $252,992,445, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets after the performance adjustment. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A
          .25%

CLASS T
          .50%

CLASS B
          1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 3,783      $ 0

CLASS T    1,337,061    15,006

CLASS B    584,859      438,644

          $ 1,925,703  $ 453,650

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $
          1,735

CLASS T    $
          68,890

CLASS B    $
          44,440

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T and Initial Class shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
                PAID TO    RETAINED BY
                FDC        FDC

CLASS A         $ 34,125   $ 10,061

CLASS T          147,686    41,267

CLASS B          125,803    125,803 *

INITIAL CLASS    0          0

                $ 307,614  $ 177,131

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL
 INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 4,842    .33 *

CLASS T                 524,041   .20 *

CLASS B                 135,104   .23 *

INITIAL CLASS           19,034    .18 *

INSTITUTIONAL CLASS     5,621     .23 *

                       $ 688,642

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $85,981 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $639.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $9,025 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,936 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT
          INTEREST CREDITS

CLASS A   $ 382

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                    SIX MONTHS ENDED   ELEVEN MONTHS
                                    MAY 31,            ENDED
                                    1998               NOVEMBER 30,
                                                       1997

IN EXCESS OF NET INVESTMENT INCOME

INITIAL CLASS                       $ 23,458           $ -

FROM NET REALIZED GAIN

CLASS A                             $ 204,472          $ 23,625

CLASS T                              44,118,168         18,646,131

CLASS B                              8,992,350          3,715,981

INITIAL CLASS                        1,853,906          742,870

INSTITUTIONAL CLASS                  363,086            178,091

TOTAL                               $ 55,531,982       $ 23,306,698

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   ELEVEN MONTHS  SIX MONTHS ENDED   ELEVEN MONTHS
                                MAY 31,            ENDED          MAY 31,            ENDED
                                                   NOVEMBER 30,                      NOVEMBER 30,

                                1998               1997           1998               1997



CLASS A                          78,374             76,361        $ 2,072,622        $ 2,031,528
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    8,390              1,056          201,225            23,641

SHARES REDEEMED                  (17,440)           (21,820)       (471,055)          (573,832)

NET INCREASE (DECREASE)         69,324             55,597         $ 1,802,792        $ 1,481,337

CLASS T                          2,894,010          4,958,455     $ 77,770,326       $ 130,988,939
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,556,354          703,010        37,825,207         15,866,760

SHARES REDEEMED                  (3,702,031)        (11,331,592)   (99,560,891)       (272,275,129)

NET INCREASE (DECREASE)         748,333            (5,670,127)    $ 16,034,642       $ (125,419,430)

CLASS B                          569,640            688,069       $ 15,057,172       $ 17,176,282
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    346,307            155,073        8,275,485          3,443,078

SHARES REDEEMED                  (399,741)          (1,224,149)    (10,592,601)       (28,636,853)

NET INCREASE (DECREASE)         516,206            (381,007)      $ 12,740,056       $ (8,017,493)

INITIAL CLASS                    1,359              11,023        $ 37,777           $ 294,010
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    68,311             29,056         1,679,237          663,041

SHARES REDEEMED                  (44,827)           (157,998)      (1,200,755)        (3,820,330)

NET INCREASE (DECREASE)         24,843             (117,919)      $ 516,259          $ (2,863,279)

INSTITUTIONAL CLASS              187,277            875,537       $ 4,985,363        $ 23,872,028
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,710             6,165          283,206            138,401

SHARES REDEEMED                  (212,349)          (2,533,710)    (5,743,760)        (61,384,219)

NET INCREASE (DECREASE)         (13,362)           (1,652,008)    $ (475,191)        $ (37,373,790)


9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 7,138

CLASS T                37,310

CLASS B                13,079

INITIAL CLASS          13,181

INSTITUTIONAL CLASS    8,717

                      $ 79,425

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ - $ - $ 26,464,219
Alliance Pharmaceutical Corp.   3,718,710  -  -  11,812,969
Big Dog Holdings, Inc.   1,209,900      5,274,237
Deckers Outdoor Corp.   -  -  -  4,327,525
Freds, Inc. Class A   -  539,500  93,356  13,920,812
Harveys Casino Resorts   -  -  82,960  22,554,750
Herley Industries, Inc.   -  -  -  2,764,825
I-Stat Corp.   873,439  -  -  6,899,438
Just Toys, Inc.   -  -  -  285,637
Maxim Group, Inc.   489,629  -  -  14,635,687
Maxwell Shoe Co., Inc. Class A   -  -  -  14,891,450
MicroProse, Inc.   104,650  -  -  2,272,013
Morton's Restaurant Group, Inc.   -  -  -  9,740,500
People's Choice TV Corp.   -  -  -  1,019,513
Performance Technologies, Inc.   2,941,188  -  -  9,542,500
Reno Air, Inc.   -  -  -  7,332,338
Rock of Ages Corp. Class A   -  -  -  2,764,800
Silicon Gaming, Inc.   3,190,587  -  -  10,590,797
WMS Industries, Inc.   1,293,833  -  -  7,388,881
Whole Foods Market, Inc.   -  5,665,957  -  -
TOTALS  $ 13,821,936 $ 6,205,457 $ 176,316 $ 174,482,891





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant  Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE




(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                      PAST 6  PAST 1  PAST 5   PAST 10
                                                MONTHS  YEAR    YEARS    YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - INST CL  2.75%   20.14%  93.03%   300.03%

S&P 500(REGISTERED TRADEMARK)                   15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE              9.06%   22.75%  110.89%  317.64%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                      PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV STRATEGIC OPPORTUNITIES - INST CL  20.14%  14.06%  14.87%

S&P 500                                         30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE              22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Strategic Opp -CL I      S&P 500
             00694                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10687.07                    10459.00
  1988/07/31      10625.84                    10419.26
  1988/08/31      10306.12                    10065.00
  1988/09/30      10646.25                    10493.77
  1988/10/31      10836.73                    10785.50
  1988/11/30      10897.95                    10631.26
  1988/12/31      10943.47                    10817.31
  1989/01/31      11600.50                    11609.14
  1989/02/28      11551.06                    11320.07
  1989/03/31      11791.26                    11583.83
  1989/04/30      12236.34                    12185.03
  1989/05/31      12794.47                    12678.52
  1989/06/30      12900.44                    12606.26
  1989/07/31      13783.55                    13744.60
  1989/08/31      13953.11                    14013.99
  1989/09/30      13967.24                    13956.54
  1989/10/31      13741.16                    13632.75
  1989/11/30      14122.67                    13910.85
  1989/12/31      14552.68                    14244.71
  1990/01/31      13608.37                    13288.89
  1990/02/28      13688.90                    13460.32
  1990/03/31      13703.54                    13817.02
  1990/04/30      13147.19                    13471.59
  1990/05/31      13579.08                    14785.07
  1990/06/30      13710.86                    14684.54
  1990/07/31      13762.10                    14637.54
  1990/08/31      12810.47                    13314.31
  1990/09/30      12715.30                    12665.90
  1990/10/31      12715.30                    12611.44
  1990/11/30      13278.96                    13426.14
  1990/12/31      13593.03                    13800.73
  1991/01/31      14045.62                    14402.44
  1991/02/28      14881.75                    15432.22
  1991/03/31      15357.36                    15805.67
  1991/04/30      15572.14                    15843.61
  1991/05/31      16132.14                    16528.05
  1991/06/30      15633.52                    15771.07
  1991/07/31      16109.12                    16506.00
  1991/08/31      16461.99                    16897.19
  1991/09/30      16531.03                    16615.01
  1991/10/31      16208.84                    16837.65
  1991/11/30      15825.29                    16159.09
  1991/12/31      16813.30                    18007.69
  1992/01/31      16849.47                    17672.75
  1992/02/29      17184.11                    17902.49
  1992/03/31      16759.03                    17553.40
  1992/04/30      17084.62                    18069.47
  1992/05/31      17645.37                    18158.01
  1992/06/30      17654.41                    17887.45
  1992/07/31      18197.07                    18619.05
  1992/08/31      17898.61                    18237.36
  1992/09/30      17835.30                    18452.56
  1992/10/31      17980.01                    18517.14
  1992/11/30      18748.77                    19148.58
  1992/12/31      19078.84                    19384.11
  1993/01/31      19437.68                    19546.93
  1993/02/28      19995.89                    19812.77
  1993/03/31      20633.84                    20230.82
  1993/04/30      20235.13                    19741.23
  1993/05/31      20723.56                    20270.30
  1993/06/30      20912.95                    20329.08
  1993/07/31      21371.48                    20247.77
  1993/08/31      22717.17                    21015.16
  1993/09/30      22647.39                    20853.34
  1993/10/31      23375.06                    21285.00
  1993/11/30      22398.19                    21082.80
  1993/12/31      23099.13                    21337.90
  1994/01/31      23319.65                    22063.39
  1994/02/28      22514.76                    21465.47
  1994/03/31      21665.77                    20529.57
  1994/04/30      21842.19                    20792.35
  1994/05/31      21908.33                    21133.35
  1994/06/30      21908.33                    20615.58
  1994/07/31      22459.63                    21291.77
  1994/08/31      22602.96                    22164.73
  1994/09/30      22305.27                    21621.70
  1994/10/31      22084.75                    22108.19
  1994/11/30      21412.17                    21303.01
  1994/12/31      21631.80                    21618.93
  1995/01/31      22572.32                    22179.51
  1995/02/28      23168.74                    23043.84
  1995/03/31      23386.66                    23723.87
  1995/04/30      23902.79                    24422.54
  1995/05/31      24545.09                    25398.71
  1995/06/30      25841.17                    25988.72
  1995/07/31      26732.58                    26850.50
  1995/08/31      27508.61                    26917.90
  1995/09/30      28469.97                    28053.83
  1995/10/31      28365.72                    27953.68
  1995/11/30      29141.75                    29180.85
  1995/12/31      30019.75                    29742.87
  1996/01/31      30043.96                    30755.32
  1996/02/29      29456.59                    31040.42
  1996/03/31      28471.83                    31339.34
  1996/04/30      29235.02                    31801.28
  1996/05/31      30096.68                    32621.44
  1996/06/30      30072.06                    32745.72
  1996/07/31      28016.38                    31299.02
  1996/08/31      29099.61                    31959.11
  1996/09/30      30108.99                    33757.77
  1996/10/31      29579.68                    34688.81
  1996/11/30      30638.30                    37310.94
  1996/12/31      30616.68                    36571.81
  1997/01/31      31756.16                    38856.82
  1997/02/28      31295.89                    39161.45
  1997/03/31      29309.08                    37552.31
  1997/04/30      29464.08                    39794.18
  1997/05/31      33296.80                    42216.85
  1997/06/30      34550.89                    44108.17
  1997/07/31      36114.98                    47617.85
  1997/08/31      36692.71                    44950.30
  1997/09/30      40807.25                    47412.23
  1997/10/31      38933.16                    45828.66
  1997/11/30      38933.16                    47950.07
  1997/12/31      38612.23                    48773.37
  1998/01/31      38952.76                    49312.81
  1998/02/28      42644.16                    52869.25
  1998/03/31      43879.78                    55576.68
  1998/04/30      42582.38                    56135.78
  1998/05/29      40003.03                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980623 170513 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $40,003 - a 300.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 2.75%, versus 9.06% for the capital appreciation funds average tracked by Lipper Analytical Services, and 15.06% for the Standard & Poor's 500 Index. For the 12 months that ended May 31, 1998, the fund's Institional Class shares returned 20.14% versus 22.75% for the capital appreciation funds average and 30.69% for the S&P 500.
Q. WHY DID THE FUND LAG ITS PEERS AND THE S&P 500 OVER THE PAST SIX
MONTHS?
A. Almost all of the fund's underperformance in the past six months can be attributed to the fact that small- and mid-capitalization stocks lagged large-cap stocks in April and May of this year. Although the fund did well during the first quarter of 1998, I tended not to own the large-cap, blue chip names that have done so well in the past two months. One of the main reasons the fund did not own these larger companies is that its objective is to focus on "special situations," which often are smaller more volatile companies. The fund's relative performance was less disappointing over the past 12 months because the small- and mid-cap segment of the market outperformed the overall market quite significantly last fall.
Q. YOU HAVE INCREASED THE FUND'S WEIGHTINGS IN BOTH THE CONSUMER DURABLES AND CONSTRUCTION AND REAL ESTATE SECTORS. WHAT WAS THE STRATEGY BEHIND THESE MOVES?
A. One of the biggest reasons that I liked the construction and real estate sector was that it has been out of favor for many years due to overbuilding in the 1980s. Now, after many years, supply and demand are coming back into balance and the sector is starting to look attractive. I initiated a large position in USG Corporation - which makes the gypsum wall board used in construction - as well as smaller positions in other construction-related companies such as NCI Building Systems and ABT Building Products. Also, the construction of more homes and offices tends to lead to the purchase of more furniture, carpets and appliances. This has led me to add to the fund's weighting in so-called "consumer durables." The companies I added during the period were carpet makers Mohawk Industries and Shaw Industries as well as furniture companies Ladd Furniture and Bassett Furniture. I also added to the fund's position in the flooring retailer Maxim Group.
Q. FINANCIAL STOCKS CONTINUED TO BE STRONG PERFORMERS DURING THE PERIOD, YET THE FUND REMAINED UNDERWEIGHTED. WHY WAS THAT?
A. Even though there had been a steady stream of bank takeovers, I thought that the financial stocks themselves were vulnerable. We have had a very long period of strong performance in the sector and price-to-earnings (P/E) ratios - a measure of how much an investor is paying for a company's earnings power - were way above historical levels. I was also concerned about the potential for default on consumer loans, which starts to become an issue when we are this far into an economic cycle.
Q. WHICH STOCKS DID WELL? WHICH STOCKS DISAPPOINTED?
A. Some of the best-performing stocks in the fund during the period were the ones acquired by larger companies - such as American Bankers Insurance Group and Harveys Casino Resorts. The most disappointing positions were the smaller-cap stocks. In particular, two medical technology companies - Alliance Pharmaceutical and Cygnus - saw clinical partnerships they had arranged with larger, medical-products companies fall through, resulting in a decline in their stock price during the period.
Q. WHAT IS YOUR OUTLOOK?
A. Even though we have had the best of all possible worlds in the past few years, I continue to believe we are going to have a tough market environment going forward. The dollar is strengthening to the point where U.S. exports may slow, we are pretty late in the economic cycle and stock valuations are very high. This "bull market" can't go on forever, so I have chosen companies that have compelling products and solid prospects - and that hopefully will be able to weather potential market downturns fairly well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON MERGERS
AND ACQUISITIONS:
"While I don't go looking for
companies that are buy-out
targets, it is inevitable in a market
like we've seen that there will be
acquisitions. This is because the
larger, acquiring companies are able
to use their high-priced stock as an
attractive `currency' to buy smaller
companies.
"Four of the fund's holdings were
acquired by other companies during
the period: American Bankers
Insurance Group, which has been
one of the largest holdings in the
fund, announced it was going to
sell out to the large business
services company Cendant
Corporation; Harveys Casino
Resorts was sold to a Los
Angeles-based, real estate
investment firm; Alumax was sold
to the aluminum giant Alcoa; and
the record company Polygram was
sold to Seagrams, the Canadian
beverage company.
"These acquisitions, the news of
which typically drives up the stock
price of the target company, are
one of the benefits of having
smaller companies in a fund.
However, since it is virtually
impossible to predict which
companies are going to be taken
over, it's best to buy them on the
value of their basic business rather
than trying to guess if they will be a
takeover candidate."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of May 31, 1998,
more than $660 million.
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                INVESTMENTS   IN THESE STOCKS
                                              6 MONTHS AGO

WHOLE FOODS MARKET, INC.        7.7           10.3

SEPRACOR, INC.                  7.1           5.9

AFC CABLE SYSTEMS, INC.         4.0           3.1

HARVEYS CASINO RESORTS          3.4           2.5

CABLE DESIGN TECHNOLOGY CORP.   3.0           3.4

USG CORP.                       2.8           0.0

MAXWELL SHOE CO., INC. CLASS A  2.2           1.5

MAXIM GROUP, INC.               2.2           1.4

FREDS, INC. CLASS A             2.1           2.0

MIDWAY GAMES, INC.              1.9           0.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

HEALTH              15.4          16.7

MEDIA & LEISURE     12.8          13.7

BASIC INDUSTRIES    12.8          12.4

DURABLES            11.6          5.2

RETAIL & WHOLESALE  10.8          13.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **

ROW: 1, COL: 1, VALUE: 2.2
ROW: 1, COL: 2, VALUE: 1.8
ROW: 1, COL: 3, VALUE: 96.0
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
STOCKS  98.0%
BONDS 0.8%
SHORT-TERM
INVESTMENTS 1.2%
FOREIGN
INVESTMENTS 5.0%
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
DEFENSE ELECTRONICS - 0.4%
Herley Industries, Inc. (b)  208,666 $ 2,764,825
BASIC INDUSTRIES - 12.8%
CHEMICALS & PLASTICS - 2.0%
ARCO Chemical Co.   164,400  9,165,300
Hanna (M.A.) Co.   43,300  868,706
Ivex Packaging Corp.   133,100  3,086,256
  13,120,262
IRON & STEEL - 0.6%
Cold Metal Products, Inc. (a)  179,900  888,256
CompX International, Inc. (a)  82,500  1,918,125
Steel Dynamics, Inc. (a)  49,900  966,813
  3,773,194
METALS & MINING - 9.3%
AFC Cable Systems, Inc. (a)(b)  784,125  26,464,219
Alumax, Inc.   216,500  10,134,906
Brush Wellman, Inc.   137,500  3,351,562
Cable Design Technology Corp. (a)  858,850  20,236,653
Essex International, Inc. (a)  8,900  218,606
Ryerson Tull, Inc. Class A (a)  72,000  1,512,000
  61,917,946
PACKAGING & CONTAINERS - 0.0%
Silgan Holdings, Inc. (a)  2,400  79,800
PAPER & FOREST PRODUCTS - 0.9%
ABT Building Products Corp. (a)   147,000  2,094,750
Mercer International, Inc. (SBI)  407,900  4,257,456
  6,352,206
TOTAL BASIC INDUSTRIES   85,243,408
CONSTRUCTION & REAL ESTATE - 8.4%
BUILDING MATERIALS - 3.7%
Associated Materials, Inc.   5,000  77,500
Elcor Corp.   136,000  3,604,000
Rock of Ages Corp. Class A (a)(b)  172,800  2,764,800
USG Corp.   347,700  18,471,563
  24,917,863
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 3.9%
American Buildings Co. (a)  20,200 $ 691,850
Beazer Homes USA, Inc. (a)  173,500  3,947,125
Butler Manufacturing Co.   47,000  1,645,000
Engle Homes, Inc.   192,200  2,738,850
Jacobs Engineering Group, Inc. (a)  65,400  2,100,975
Lennar Corp.   87,400  2,316,100
M/I Schottenstein Homes, Inc.   180,100  3,624,512
NCI Building Systems, Inc. (a)  170,000  9,020,625
  26,085,037
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust   60,000  1,391,250
Glenborough Realty Trust, Inc.   66,000  1,856,250
Home Properties of New York, Inc.   35,500  949,625
Tanger Factory Outlet Centers, Inc.   25,700  798,306
  4,995,431
TOTAL CONSTRUCTION & REAL ESTATE   55,998,331
DURABLES - 11.6%
CONSUMER DURABLES - 0.7%
Mikasa, Inc.   51,800  637,788
Simpson Manufacturing, Inc. (a)  100,000  3,987,500
  4,625,288
CONSUMER ELECTRONICS - 0.6%
Movado Group, Inc.   142,500  4,132,500
HOME FURNISHINGS - 4.8%
Bassett Furniture Industries, Inc.   143,600  4,379,800
Furniture Brands International, Inc. (a)  10,000  295,000
Haverty Furniture Companies, Inc.   104,400  2,322,900
Heilig-Meyers Co.   135,600  1,627,200
Ladd Furniture, Inc. (a)  329,900  8,536,162
Maxim Group, Inc. (a)(b)  867,300  14,635,687
Stanley Furniture Co, Inc. (a)  20,000  405,000
Steelcase, Inc. Class A  1,000  29,813
  32,231,562
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 5.5%
Deckers Outdoor Corp. (a)(b)  596,900 $ 4,327,525
Galey & Lord, Inc. (a)  115,800  2,866,050
Maxwell Shoe Co., Inc. Class A (a)(b)  758,800  14,891,450
Mohawk Industries, Inc. (a)  150,000  4,556,250
Quaker Fabric Corp. (a)  70,000  1,863,750
Shaw Industries, Inc.   490,000  7,840,000
Synthetic Industries, Inc. (a)  15,000  310,313
  36,655,338
TOTAL DURABLES   77,644,688
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800  1,656,450
Rio Alto Exploration Ltd. (a)  180,000  1,927,314
Ulster Petroleums Ltd. (a)  100,000  755,002
Valero Energy Corp.   68,900  2,247,863
  6,586,629
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.1%
Regent Pacific Group Ltd.   2,486,000  834,088
INSURANCE - 0.9%
Amerus Life Holdings, Inc.   192,900  6,172,800
TOTAL FINANCE   7,006,888
HEALTH - 15.4%
DRUGS & PHARMACEUTICALS - 10.5%
Anesta Corp. (a)  21,500  395,062
Alliance Pharmaceutical Corp. (a)(b)  2,520,100  11,812,969
Aviron (a)  198,300  5,552,400
Cytyc Corp. (a)  265,300  4,443,775
Sepracor, Inc. (a)  1,108,700  47,674,100
  69,878,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  856,950 $ 7,926,787
Gargoyles, Inc. (a)  181,700  295,262
Hemasure, Inc. (a)  359,000  448,750
I-Stat Corp. (a)(b)  712,200  6,899,438
InControl, Inc. (a)  69,900  249,019
Oakley, Inc. (a)  370,000  4,833,125
Physiometrix, Inc. (a)  165,000  247,500
Resound Corp. (a)  537,000  3,389,813
Sulzer Medica AG (Reg.)  1,200  319,332
  24,609,026
MEDICAL FACILITIES MANAGEMENT - 1.2%
Columbia/HCA Healthcare Corp.   244,500  7,992,094
TOTAL HEALTH   102,479,426
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 0.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  109,900  4,753,175
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
Columbus McKinnon Corp.   242,600  7,065,725
Hardinge, Inc.   30,000  790,000
Mettler-Toledo International, Inc.   196,900  3,741,100
Sulzer AG (Reg.)  12,000  10,242,867
T B Wood's Corp.   246,700  5,257,794
  27,097,486
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   31,850,661
MEDIA & LEISURE - 12.6%
BROADCASTING - 0.2%
American Telecasting, Inc. (a)  130,000  97,500
CAI Wireless Systems, Inc. (a)  165,615  56,309
Heartland Wireless Communications, Inc. (a)  89,167  66,875
People's Choice TV Corp. (a)(b)  679,675  1,019,513
  1,240,197
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 3.4%
Film Roman, Inc. (a)  55,000 $ 79,062
Harveys Casino Resorts (b)  829,600  22,554,750
  22,633,812
LEISURE DURABLES & TOYS - 2.2%
Galoob (Lewis) Toys, Inc. (a)  90,000  995,625
Just Toys, Inc. (a)(b)  253,900  285,637
Silicon Gaming, Inc. (a)(b)  1,118,500  10,590,797
Toy Biz, Inc. Class A (a)  325,200  3,170,700
  15,042,759
LODGING & GAMING - 2.5%
Aztar Corp. (a)  405,600  2,839,200
Circus Circus Enterprises, Inc. (a)  364,300  6,466,325
WMS Industries, Inc. (b)  1,665,100  7,388,881
  16,694,406
PUBLISHING - 0.7%
CMP Media, Inc. Class A  20,000  420,000
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  152,800
4,354,800
  4,774,800
RESTAURANTS - 3.6%
Buffets, Inc. (a)  110,000  1,794,375
CKE Restaurants, Inc.   10,000  317,500
Foodmaker, Inc. (a)  647,000  10,918,125
Il Fornaio America Corp.   77,700  1,019,812
Morton's Restaurant Group, Inc. (a)(b)  404,800  9,740,500
NPC International, Inc. (a)  12,600  155,925
Star Buffet, Inc.   1,500  22,313
  23,968,550
TOTAL MEDIA & LEISURE   84,354,524
NONDURABLES - 4.7%
AGRICULTURE - 1.3%
Saskatchewan Wheat Pool:
 Class B (non-vtg.)  478,300  6,664,257
 Class B (c)  158,000  2,201,448
  8,865,705
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 1.9%
Corn Products International, Inc. (a)  358,700 $ 12,285,475
Tomkins PLC Ord.   3,457  19,926
  12,305,401
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.   280,600  8,505,687
First Brands Corp.   64,000  1,592,000
  10,097,687
TOTAL NONDURABLES   31,268,793
PRECIOUS METALS - 0.9%
Getchell Gold Corp. (a)  69,500  1,320,500
Newmont Mining Corp.   200,000  4,987,500
  6,308,000
RETAIL & WHOLESALE - 10.8%
APPAREL STORES - 0.8%
Big Dog Holdings, Inc. (b)  861,100  5,274,237
GENERAL MERCHANDISE STORES - 2.1%
Freds, Inc. Class A (b)  592,375  13,920,812
GROCERY STORES - 7.7%
Whole Foods Market, Inc. (a)  932,400  51,282,000
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Cameron Ashley, Inc. (a)  90,000  1,575,000
TOTAL RETAIL & WHOLESALE   72,052,049
SERVICES - 0.7%
PRINTING - 0.5%
Schawk, Inc. Class A  214,000  3,210,000
SERVICES - 0.2%
Market Facts, Inc. (a)  60,000  1,350,000
Compass International Services Corp.   17,000  199,750
  1,549,750
TOTAL SERVICES   4,759,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 9.3%
COMPUTER SERVICES & SOFTWARE - 5.7%
Activision, Inc. (a)  175,000 $ 1,760,937
BancTec, Inc. (a)  240,000  5,610,000
Broderbund Software, Inc. (a)  368,400  5,894,400
CompUSA, Inc. (a)  427,200  6,728,400
Eidos PLC sponsored ADR (a)  46,500  842,812
GT Interactive Software, Inc. (a)  123,200  1,155,000
MicroProse, Inc. (a)(b)  422,700  2,272,013
Midway Games, Inc. (a)  955,359  12,897,347
Project Software & Development, Inc.   2,500  56,250
Titan Corp. (a)  74,000  471,750
  37,688,909
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Performance Technologies, Inc. (a)(b)  694,000  9,542,500
ELECTRONIC INSTRUMENTS - 0.1%
Optical Coating Laboratory, Inc.   10,000  170,000
ORBIT/FR, Inc.   80,400  793,950
  963,950
ELECTRONICS - 2.1%
AVX Corp.   375,500  7,087,562
Quality Semiconductor, Inc. (a)  145,000  448,594
Richardson Electronics Ltd.   235,000  3,099,063
3Dfx Interactive, Inc.   143,400  2,841,113
3D Labs, Inc. Ltd. (a)  67,200  478,800
  13,955,132
TOTAL TECHNOLOGY   62,150,491
TRANSPORTATION - 1.7%
AIR TRANSPORTATION - 1.1%
Reno Air, Inc. (a)(b)  934,800  7,332,338
RAILROADS - 0.4%
Genesee & Wyoming, Inc. Class A (a)  118,000  2,684,500
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  90,000  1,035,000
TOTAL TRANSPORTATION   11,051,838
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.9%
ELECTRIC UTILITY - 0.9%
Entergy Corp.   103,900 $ 2,733,869
Niagara Mohawk Power Corp. (a)  34,900  431,888
PG&E Corp.   82,100  2,586,150
  5,751,907
TOTAL COMMON STOCKS
(Cost $582,132,106)   647,272,208
CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
CLOSED END INVESTMENT COMPANY - 0.1%
Reader's Digest Association $1.93 TRACES  30,000  817,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,368,960
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
Reno Air, Inc., Series A, 9% (c)  170,000  4,335,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,179,485)   6,521,460
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
TECHNOLOGY - 0.4%
ELECTRONICS - 0.4%
Richardson Electronics Ltd.:
 8 1/4%, 6/15/06  B3 $ 1,978,000  1,938,440
 7 1/4%, 12/15/06   B3  404,000  353,500
  2,291,940
CONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (c)  - $ 2,500,000 $ 2,762,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   5,054,440
CASH EQUIVALENTS - 1.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/29/98 due 6/1/98   $ 8,128,751  8,125,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $600,997,021)  $ 666,973,108
PREFERRED STOCK ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for   Common Stock
TRACES - Trust Automatic Common
  Exchange Securities
LEGEND
(a) Non-income producing
(b) Affiliated company (see Note 10 of Notes to Financial Statements).
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,298,948 or 1.4% of net assets.
OTHER INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $601,006,004. Net unrealized appreciation aggregated $65,967,104, of which $174,163,405 related to appreciated investment securities and $108,196,301 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 666,973,108
AGREEMENTS OF $8,125,000) (COST $600,997,021) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      343,879

RECEIVABLE FOR INVESTMENTS SOLD                                           1,040,102

RECEIVABLE FOR FUND SHARES SOLD                                           337,159

DIVIDENDS RECEIVABLE                                                      321,660

INTEREST RECEIVABLE                                                       113,218

OTHER RECEIVABLES                                                         71,043

 TOTAL ASSETS                                                             669,200,169

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,262,207

PAYABLE FOR FUND SHARES REDEEMED                             1,451,934

ACCRUED MANAGEMENT FEE                                       223,678

DISTRIBUTION FEES PAYABLE                                    324,152

OTHER PAYABLES AND ACCRUED EXPENSES                          202,941

 TOTAL LIABILITIES                                                        8,464,912

NET ASSETS                                                               $ 660,735,257

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 540,751,750

ACCUMULATED NET INVESTMENT LOSS                                           (2,271,159)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     56,282,690
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 65,971,976
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 660,735,257


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $25.64
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,929,839 (DIVIDED BY) 153,261 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $25.64)         $27.20

CLASS T:                                                       $26.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($514,966,096 (DIVIDED BY) 19,789,529 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.02)         $26.96

CLASS B:                                                       $25.52
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($115,931,063 (DIVIDED BY) 4,542,275 SHARES) A

INITIAL CLASS:                                                 $26.37
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,039,732 (DIVIDED BY) 797,936 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.37)         $27.33

INSTITUTIONAL CLASS:                                           $25.90
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($4,868,527 (DIVIDED BY) 187,982 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                        $ 1,384,167
DIVIDENDS (INCLUDING $176,316 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                  650,179

 TOTAL INCOME                                                             2,034,346

EXPENSES

MANAGEMENT FEE                                            $ 2,014,746
BASIC FEE

 PERFORMANCE ADJUSTMENT                                    (663,505)

TRANSFER AGENT FEES                                        688,642

DISTRIBUTION FEES                                          1,925,703

ACCOUNTING FEES AND EXPENSES                               179,423

NON-INTERESTED TRUSTEES' COMPENSATION                      2,301

CUSTODIAN FEES AND EXPENSES                                5,961

REGISTRATION FEES                                          79,425

AUDIT                                                      26,736

LEGAL                                                      3,535

MISCELLANEOUS                                              34,062

 TOTAL EXPENSES BEFORE REDUCTIONS                          4,297,029

 EXPENSE REDUCTIONS                                        (14,982)       4,282,047

NET INVESTMENT INCOME (LOSS)                                              (2,247,701)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN            56,148,254
 OF $10,793,153 ON SALES OF INVESTMENTS IN
 AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                             1,891          56,150,145

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (36,586,312)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              2,676          (36,583,636)

NET GAIN (LOSS)                                                           19,566,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 17,318,808
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED  ELEVEN MONTHS
                                                        MAY 31, 1998      ENDED
                                                        (UNAUDITED)       NOVEMBER 30,
                                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ (2,247,701)     $ (2,081,517)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                56,150,145        73,741,589

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (36,583,636)      70,136,543

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         17,318,808        141,796,615
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (23,458)          -
IN EXCESS OF NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                  (55,531,982)      (23,306,698)

 TOTAL DISTRIBUTIONS                                     (55,555,440)      (23,306,698)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             30,618,558        (172,192,655)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (7,618,074)       (53,702,738)

NET ASSETS

 BEGINNING OF PERIOD                                     668,353,331       722,056,069

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT    $ 660,735,257     $ 668,353,331
 LOSS OF $2,271,159 AND $0, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
     SIX MONTHS ENDED  ELEVEN MONTHS   YEAR ENDED
     MAY 31, 1998      ENDED           DECEMBER 31,
                       NOVEMBER 30,

     (UNAUDITED)       1997            1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 27.51      $ 22.51      $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                       (.11) E      (.13) E      .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)            .63          6.00         1.26

 TOTAL FROM INVESTMENT OPERATIONS                   .52          5.87         1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                         -            -            (.37)

 FROM NET REALIZED GAIN                             (2.39)       (.87)        (1.94)

 TOTAL DISTRIBUTIONS                                (2.39)       (.87)        (2.31)

NET ASSET VALUE, END OF PERIOD                     $ 25.64      $ 27.51      $ 22.51

TOTAL RETURN B, C                                   2.55%        26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,930      $ 2,309      $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.46% A, G   1.49% A, G   .99% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.43% A, H   1.47% A, H   .97% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.82)% A     (.59)% A     1.00% A
NET ASSETS

PORTFOLIO TURNOVER                                  71% A        61% A        151%

AVERAGE COMMISSION RATE I                          $ .0325      $ .0382      $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

                                    SIX MONTHS ENDED  ELEVEN MONTHS      YEARS ENDED        THREE MONTHS    YEARS ENDED
                                    MAY 31, 1998      ENDED              DECEMBER 31,       ENDED           SEPTEMBER 30,
                                                      NOVEMBER 30,                          DECEMBER 31,

                                    (UNAUDITED)       1997            1996       1995       1994          1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                  $ 27.78          $ 22.69         $ 24.88    $ 18.70    $ 19.96       $ 22.52    $ 19.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)        (.08) E          (.07) E         .17 E      .39        .10 E         .39 E      .33

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                         .64              6.03            .18        6.73       (.75)        (.81)      4.44

 TOTAL FROM INVESTMENT
 OPERATIONS                          .56              5.96            .35        7.12       (.65)        (.42)      4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           -               -               (.19)      (.39)      (.35)        (.43)      (.57)

 FROM NET REALIZED GAIN               (2.32)          (.87)           (2.35)     (.55)      (.26)        (1.71)     (1.21)

 TOTAL DISTRIBUTIONS                  (2.32)          (.87)           (2.54)     (.94)      (.61)        (2.14)     (1.78)

NET ASSET VALUE, END OF PERIOD        $ 26.02         $ 27.78         $ 22.69    $ 24.88    $ 18.70      $ 19.96    $ 22.52

TOTAL RETURN B, C                     2.66%           27.15%          1.53%      38.16%     (3.26)%      (2.24)%    26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                         $ 514,966       $ 529,043       $ 560,645  $ 619,993  $ 375,691   $ 385,349  $ 269,833

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                            1.20% A         1.24% A         1.28%      1.61%      1.73% A, F   1.85%      1.57% D

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                      1.19% A, G      1.23% A, G      1.27% G    1.61%      1.73% A      1.84% G    1.57%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE                     (.59)% A        (.29)% A        .70%       1.90%      2.03% A      1.89%      2.06%
NET ASSETS

PORTFOLIO TURNOVER                    71% A           61% A           151%       142%       228% A       159%       183%

AVERAGE COMMISSION RATE H             $ .0325         $ .0382         $ .0409



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEAR BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.



                                  SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS  YEAR ENDED
                                  MAY 31,1998       ENDED          DECEMBER 31,        ENDED         SEPTEMBER 30,
                                                    NOVEMBER 30,                       DECEMBER 31,

                                  (UNAUDITED)       1997          1996      1995       1994          1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                $ 27.23          $ 22.36       $ 24.56   $ 18.57    $ 19.98       $ 19.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)      (.15) D          (.18) D       .04 D     .38        .06 D         .05 D

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                       .64              5.92          .18       6.54       (.74)         .28

 TOTAL FROM INVESTMENT
 OPERATIONS                        .49              5.74          .22       6.92       (.68)         .33

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         -               -             (.07)     (.38)      (.47)         -

 FROM NET REALIZED GAIN            (2.20)          (.87)         (2.35)    (.55)      (.26)          -

 TOTAL DISTRIBUTIONS               (2.20)          (.87)         (2.42)    (.93)      (.73)          -

NET ASSET VALUE, END OF PERIOD     $ 25.52         $ 27.23       $ 22.36   $ 24.56    $ 18.57        $ 19.98

TOTAL RETURN B, C                  2.40%           26.55%        1.00%     37.35%     (3.41)%        1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                      $ 115,931       $ 109,646     $ 98,535  $ 87,566   $ 17,090       $ 8,824

RATIO OF EXPENSES TO
AVERAGE NET ASSETS                 1.75% A         1.78% A       1.80%     2.11%      2.58% A        2.63% A, F

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER EXPENSE
REDUCTIONS                         1.75% A         1.77% A, G    1.79% G   2.10% G    2.53% A, G     2.63% A

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS       (1.14)% A       (.84)% A      .18%      1.40%      1.22% A        1.11% A

PORTFOLIO TURNOVER                 71% A           61% A         151%      142%       228% A         159%

AVERAGE COMMISSION RATE H          $ .0325         $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


                                    SIX MONTHS ENDED  ELEVEN MONTHS  YEARS ENDED         THREE MONTHS  YEARS ENDED
                                    MAY 31, 1998      ENDED          DECEMBER 31,        ENDED         SEPTEMBER 30,
                                                      NOVEMBER 30,                       DECEMBER 31,

                                    (UNAUDITED)       1997           1996      1995      1994          1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                 $ 28.19           $ 22.90        $ 25.10   $ 18.86   $ 20.23       $ 22.72  $ 19.72

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)       (.02) E           .04 E          .28 E     .50       .13 E         .54 E    .45

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                        .64               6.12           .19       6.79      (.74)         (.81)    4.46

 TOTAL FROM INVESTMENT OPERATIONS   .62               6.16           .47       7.29      (.61)         (.27)    4.91

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          -                -              (.32)     (.50)     (.50)         (.51)    (.70)

 IN EXCESS OF NET INVESTMENT
 INCOME                             (.03)             -              -         -         -             -        -

 FROM NET REALIZED GAIN             (2.41)           (.87)          (2.35)    (.55)     (.26)         (1.71)   (1.21)

 TOTAL DISTRIBUTIONS                (2.44)           (.87)          (2.67)    (1.05)    (.76)         (2.22)   (1.91)

NET ASSET VALUE, END OF PERIOD      $ 26.37          $ 28.19        $ 22.90   $ 25.10   $ 18.86       $ 20.23  $ 22.72

TOTAL RETURN B, C                   2.88%            27.79%         2.00%     38.75%    (3.02)%       (1.51)%  26.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                       $ 21,040         $ 21,792       $ 20,406  $ 23,428  $ 17,583      $ 18,850 $ 20,707

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                          .78% A           .77% A         .82%      1.04%     1.14% A       1.15%    .89% D

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                    .77% A, F        .76% A, F      .81% F    1.03% F   1.11% A, F    1.14% F  .89%
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE                   (.17)% A         .18% A         1.16%     2.47%     2.65% A       2.60%    2.74%
NET ASSETS

PORTFOLIO TURNOVER                   71% A           61% A          151%      142%      228% A        159%     183%

AVERAGE COMMISSION RATE G            $ .0325         $ .0382        $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                           SIX MONTHS ENDED  ELEVEN MONTHS    YEARS ENDED
                                           MAY 31, 1998      ENDED            DECEMBER 31,
                                                             NOVEMBER 30,

                                           (UNAUDITED)       1997           1996      1995 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 27.63           $ 22.57        $ 24.80   $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)               (.06) D          (.05) D        .29 D     .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .64              5.98           .17       3.00

 TOTAL FROM INVESTMENT OPERATIONS           .58              5.93           .46       3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 -                -              (.34)     (.55)

 FROM NET REALIZED GAIN                     (2.31)          (.87)          (2.35)    (.55)

 TOTAL DISTRIBUTIONS                        (2.31)          (.87)          (2.69)    (1.10)

NET ASSET VALUE, END OF PERIOD             $ 25.90          $ 27.63        $ 22.57   $ 24.80

TOTAL RETURN B, C                           2.75%           27.16%         1.99%     15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 4,868         $ 5,564        $ 41,832  $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.06% A        .78%      .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.06% A        1.05% A, F     .76% F    .96% A, F
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO    (.43)% A       (.21)% A       1.21%     2.55% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          71% A          61% A          151%      142%

AVERAGE COMMISSION RATE G                  $ .0325         $ .0382        $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $232,281,695 and $252,992,445, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets after the performance adjustment. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO      RETAINED BY
          FDC          FDC

CLASS A   $ 3,783      $ 0

CLASS T    1,337,061    15,006

CLASS B    584,859      438,644

          $ 1,925,703  $ 453,650

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 1,735

CLASS T   $ 68,890

CLASS B   $ 44,440

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T and Initial Class shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
                PAID TO    RETAINED BY
                FDC        FDC

CLASS A         $ 34,125   $ 10,061

CLASS T          147,686    41,267

CLASS B          125,803    125,803 *

INITIAL CLASS    0          0

                $ 307,614  $ 177,131

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL
 INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 4,842    .33 *

CLASS T                 524,041   .20 *

CLASS B                 135,104   .23 *

INITIAL CLASS           19,034    .18 *

INSTITUTIONAL CLASS     5,621     .23 *

                       $ 688,642

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $85,981 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $639.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $9,025 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,936 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT
          INTEREST CREDITS

CLASS A   $ 382

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                    SIX MONTHS ENDED   ELEVEN MONTHS
                                    MAY 31,            ENDED
                                    1998               NOVEMBER 30,
                                                       1997

IN EXCESS OF NET INVESTMENT INCOME

INITIAL CLASS                       $ 23,458           $ -

FROM NET REALIZED GAIN

CLASS A                             $ 204,472          $ 23,625

CLASS T                              44,118,168         18,646,131

CLASS B                              8,992,350          3,715,981

INITIAL CLASS                        1,853,906          742,870

INSTITUTIONAL CLASS                  363,086            178,091

TOTAL                               $ 55,531,982       $ 23,306,698

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   ELEVEN MONTHS  SIX MONTHS ENDED   ELEVEN MONTHS
                                MAY 31,            ENDED          MAY 31,            ENDED
                                                   NOVEMBER 30,                      NOVEMBER 30,

                                1998               1997           1998               1997



CLASS A                          78,374             76,361        $ 2,072,622        $ 2,031,528
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    8,390              1,056          201,225            23,641

SHARES REDEEMED                  (17,440)           (21,820)       (471,055)          (573,832)

NET INCREASE (DECREASE)          69,324             55,597        $ 1,802,792        $ 1,481,337

CLASS T                          2,894,010          4,958,455     $ 77,770,326       $ 130,988,939
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,556,354          703,010        37,825,207         15,866,760

SHARES REDEEMED                  (3,702,031)        (11,331,592)   (99,560,891)       (272,275,129)

NET INCREASE (DECREASE)          748,333            (5,670,127)   $ 16,034,642       $ (125,419,430)

CLASS B                          569,640            688,069       $ 15,057,172       $ 17,176,282
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    346,307            155,073        8,275,485          3,443,078

SHARES REDEEMED                  (399,741)          (1,224,149)    (10,592,601)       (28,636,853)

NET INCREASE (DECREASE)          516,206            (381,007)     $ 12,740,056       $ (8,017,493)

INITIAL CLASS                    1,359              11,023        $ 37,777           $ 294,010
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    68,311             29,056         1,679,237          663,041

SHARES REDEEMED                  (44,827)           (157,998)      (1,200,755)        (3,820,330)

NET INCREASE (DECREASE)          24,843             (117,919)     $ 516,259          $ (2,863,279)

INSTITUTIONAL CLASS              187,277            875,537       $ 4,985,363        $ 23,872,028
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,710             6,165          283,206            138,401

SHARES REDEEMED                  (212,349)          (2,533,710)    (5,743,760)        (61,384,219)

NET INCREASE (DECREASE)          (13,362)           (1,652,008)   $ (475,191)        $ (37,373,790)


9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 7,138

CLASS T                37,310

CLASS B                13,079

INITIAL CLASS          13,181

INSTITUTIONAL CLASS    8,717

                      $ 79,425

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ - $ - $ 26,464,219
Alliance Pharmaceutical Corp.   3,718,710  -  -  11,812,969
Big Dog Holdings, Inc.   1,209,900      5,274,237
Deckers Outdoor Corp.   -  -  -  4,327,525
Freds, Inc. Class A   -  539,500  93,356  13,920,812
Harveys Casino Resorts   -  -  82,960  22,554,750
Herley Industries, Inc.   -  -  -  2,764,825
I-Stat Corp.   873,439  -  -  6,899,438
Just Toys, Inc.   -  -  -  285,637
Maxim Group, Inc.   489,629  -  -  14,635,687
Maxwell Shoe Co., Inc. Class A   -  -  -  14,891,450
MicroProse, Inc.   104,650  -  -  2,272,013
Morton's Restaurant Group, Inc.   -  -  -  9,740,500
People's Choice TV Corp.   -  -  -  1,019,513
Performance Technologies, Inc.   2,941,188  -  -  9,542,500
Reno Air, Inc.   -  -  -  7,332,338
Rock of Ages Corp. Class A   -  -  -  2,764,800
Silicon Gaming, Inc.   3,190,587  -  -  10,590,797
WMS Industries, Inc.   1,293,833  -  -  7,388,881
Whole Foods Market, Inc.   -  5,665,957  -  -
TOTALS  $ 13,821,936 $ 6,205,457 $ 176,316 $ 174,482,891



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
LARGE CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 33  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR LARGE CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 6  PAST 1  LIFE OF
                                 MONTHS  YEAR    FUND

FIDELITY ADV LARGE CAP - CL A    13.81%  27.10%  59.98%

FIDELITY ADV LARGE CAP - CL A    7.26%   19.79%  50.78%
(INCL. MAX. 5.75% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)   15.06%  30.69%  77.81%

GROWTH FUNDS AVERAGE             11.98%  25.86%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 1  LIFE OF
                                 YEAR    FUND

FIDELITY ADV LARGE CAP - CL A    27.10%  22.92%

FIDELITY ADV LARGE CAP - CL A    19.79%  19.76%
(INCL. MAX. 5.75% SALES CHARGE)

S&P 500                          30.69%  28.76%

GROWTH FUNDS AVERAGE             25.86%  N/A

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what
would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Large Cap -CL A          S&P 500
             00250                       SP001
  1996/02/20       9425.00                    10000.00
  1996/02/29       9453.28                    10003.76
  1996/03/31       9481.55                    10100.10
  1996/04/30       9547.53                    10248.98
  1996/05/31       9745.45                    10513.30
  1996/06/30       9792.58                    10553.35
  1996/07/31       9321.33                    10087.11
  1996/08/31       9622.93                    10299.84
  1996/09/30      10273.25                    10879.52
  1996/10/31      10386.35                    11179.57
  1996/11/30      11149.78                    12024.64
  1996/12/31      10885.74                    11786.43
  1997/01/31      11435.96                    12522.85
  1997/02/28      11236.66                    12621.03
  1997/03/31      10648.25                    12102.43
  1997/04/30      11132.27                    12824.94
  1997/05/31      11863.03                    13605.73
  1997/06/30      12280.61                    14215.26
  1997/07/31      13210.67                    15346.37
  1997/08/31      12736.15                    14486.67
  1997/09/30      13409.97                    15280.10
  1997/10/31      12906.98                    14769.75
  1997/11/30      13248.63                    15453.44
  1997/12/31      13472.27                    15718.77
  1998/01/31      13553.08                    15892.62
  1998/02/28      14593.29                    17038.80
  1998/03/31      15269.93                    17911.36
  1998/04/30      15370.92                    18091.54
  1998/05/29      15078.05                    17780.55
IMATRL PRASUN   SHR__CHT 19980531 19980612 111928 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $15,078 - a 50.78% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,781 - a 77.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR LARGE CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 6  PAST 1  LIFE OF
                                 MONTHS  YEAR    FUND

FIDELITY ADV LARGE CAP - CL T    14.00%  27.29%  60.20%

FIDELITY ADV LARGE CAP - CL T    10.01%  22.84%  54.59%
(INCL. MAX. 3.50% SALES CHARGE)

S&P 500                          15.06%  30.69%  77.81%

GROWTH FUNDS AVERAGE             11.98%  25.86%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 1  LIFE OF
                                 YEAR    FUND

FIDELITY ADV LARGE CAP - CL T    27.29%  22.99%

FIDELITY ADV LARGE CAP - CL T    22.84%  21.08%
(INCL. MAX. 3.50% SALES CHARGE)

S&P 500                          30.69%  28.76%

GROWTH FUNDS AVERAGE             25.86%  N/A

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Large Cap -CL T          S&P 500
             00534                       SP001
  1996/02/20       9650.00                    10000.00
  1996/02/29       9678.95                    10003.76
  1996/03/31       9707.90                    10100.10
  1996/04/30       9775.45                    10248.98
  1996/05/31       9978.10                    10513.30
  1996/06/30      10026.35                    10553.35
  1996/07/31       9543.85                    10087.11
  1996/08/31       9852.65                    10299.84
  1996/09/30      10518.50                    10879.52
  1996/10/31      10634.30                    11179.57
  1996/11/30      11406.30                    12024.64
  1996/12/31      11135.97                    11786.43
  1997/01/31      11698.46                    12522.85
  1997/02/28      11494.76                    12621.03
  1997/03/31      10893.34                    12102.43
  1997/04/30      11388.05                    12824.94
  1997/05/31      12144.67                    13605.73
  1997/06/30      12561.78                    14215.26
  1997/07/31      13522.10                    15346.37
  1997/08/31      13046.79                    14486.67
  1997/09/30      13735.51                    15280.10
  1997/10/31      13221.40                    14769.75
  1997/11/30      13560.90                    15453.44
  1997/12/31      13788.50                    15718.77
  1998/01/31      13871.01                    15892.62
  1998/02/28      14953.87                    17038.80
  1998/03/31      15655.16                    17911.36
  1998/04/30      15747.98                    18091.54
  1998/05/29      15459.21                    17780.55
IMATRL PRASUN   SHR__CHT 19980531 19980626 162741 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $15,459 - a 54.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,781 - a 77.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR LARGE CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and the life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  LIFE OF
                                          MONTHS  YEAR    FUND

FIDELITY ADV LARGE CAP - CL B             13.77%  26.76%  58.25%

FIDELITY ADV LARGE CAP - CL B             8.77%   21.76%  55.25%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                   15.06%  30.69%  77.81%

GROWTH FUNDS AVERAGE                      11.98%  25.86%  N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV LARGE CAP - CL B             26.76%  22.33%

FIDELITY ADV LARGE CAP - CL B             21.76%  21.31%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                   30.69%  28.76%

GROWTH FUNDS AVERAGE                      25.86%  N/A

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what
would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Large Cap -CL B          S&P 500
             00535                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.00                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.00                    10299.84
  1996/09/30      10860.00                    10879.52
  1996/10/31      10970.00                    11179.57
  1996/11/30      11770.00                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.28                    12522.85
  1997/02/28      11831.32                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.17                    15280.10
  1997/10/31      13568.86                    14769.75
  1997/11/30      13910.34                    15453.44
  1997/12/31      14144.86                    15718.77
  1998/01/31      14219.32                    15892.62
  1998/02/28      15325.39                    17038.80
  1998/03/31      16037.95                    17911.36
  1998/04/30      16123.03                    18091.54
  1998/05/29      15525.00                    17780.55
IMATRL PRASUN   SHR__CHT 19980531 19980624 105507 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $15,525 - a 55.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,781 - a 77.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR LARGE CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months and one year total return figures are 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 6  PAST 1  LIFE OF
                                          MONTHS  YEAR    FUND

FIDELITY ADV LARGE CAP - CL C             13.70%  26.69%  58.16%

FIDELITY ADV LARGE CAP - CL C             12.70%  25.69%  58.16%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                   15.06%  30.69%  77.81%

GROWTH FUNDS AVERAGE                      11.98%  25.86%  N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV LARGE CAP - CL C             26.69%  22.30%

FIDELITY ADV LARGE CAP - CL C             25.69%  22.30%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                   30.69%  28.76%

GROWTH FUNDS AVERAGE                      25.86%  N/A

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what
would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Large Cap -CL C          S&P 500
             00483                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.01                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.01                    10299.84
  1996/09/30      10860.01                    10879.52
  1996/10/31      10970.01                    11179.57
  1996/11/30      11770.01                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.29                    12522.85
  1997/02/28      11831.33                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.18                    15280.10
  1997/10/31      13568.87                    14769.75
  1997/11/30      13910.25                    15453.44
  1997/12/31      14133.79                    15718.77
  1998/01/31      14218.42                    15892.62
  1998/02/28      15329.23                    17038.80
  1998/03/31      16027.46                    17911.36
  1998/04/30      16112.09                    18091.54
  1998/05/29      15815.88                    17780.55
IMATRL PRASUN   SHR__CHT 19980531 19980605 165602 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, would have been $15,816 - a 58.16% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,781 - a 77.81% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
ALTHOUGH RENEWED CONCERNS ABOUT
ECONOMIC DIFFICULTIES IN ASIA LATE
IN THE PERIOD TEMPERED THE RAPID
GROWTH OF U.S. EQUITY MARKETS, THE
STANDARD & POOR'S 500 INDEX - A
MEASURE OF THE U.S. STOCK MARKET -
STILL MANAGED TO RETURN 15.06%
DURING THE SIX MONTHS THAT ENDED
MAY 31, 1998. AS FEARED, SOME
U.S. CORPORATIONS WITH BUSINESS
EXPOSURE TO ASIA DID REPORT
DISAPPOINTING EARNINGS AND THEIR
STOCKS WERE HARSHLY PUNISHED.
HOWEVER, INVESTORS SEEMED TO
ADOPT A NEW ATTITUDE - ONE THAT
OVERLOOKED SHORT-TERM TROUBLES
AND FOCUSED ON LONGER-TERM GROWTH
- HELPING MANY OF THESE STOCKS TO
REBOUND QUICKLY. IN ADDITION, THE
CONTINUED STRENGTH OF THE U.S.
ECONOMY, COMBINED WITH LOW
INTEREST RATES AND LOW INFLATION,
SEEMED TO BUOY THE STOCK MARKET
FOR MUCH OF THE PERIOD. THE UPWARD
CLIMB OF THE STOCK MARKET
STAGNATED IN MID- AND LATE MAY
WHEN INVESTORS WERE INUNDATED
WITH WORRISOME NEWS ABOUT THE
STABILITY OF ASIAN MARKETS.
SPECIFICALLY, THE PRESIDENT OF
INDONESIA RESIGNED AMIDST CIVIL
STRIFE AND A BATTLE OVER NUCLEAR
TESTING ERUPTED BETWEEN PAKISTAN
AND INDIA. CONCERNS ABOUT FALLING
DEMAND FOR U.S. EXPORTS
PARTICULARLY HURT TECHNOLOGY
COMPANIES, ESPECIALLY DURING THE
INTENSIFIED INVESTIGATION OF
MICROSOFT BY THE JUSTICE
DEPARTMENT IN MAY. AS A RESULT OF
CONCERNS ABOUT THESE TUMULTUOUS
EVENTS AND THEIR POTENTIAL IMPACT
ON THE U.S. ECONOMY, THE DOW
JONES INDUSTRIAL AVERAGE PRODUCED A
NEGATIVE RETURN IN MAY FOR THE FIRST
TIME IN 1998 - ALTHOUGH THE DOW
WAS STILL UP 13.29% FOR THE FIRST FIVE
MONTHS OF 1998.
NOTE TO SHAREHOLDERS: On April 1, 1998, Karen Firestone became Portfolio Manager of Fidelity Advisor Large Cap Fund. The following is an interview with Thomas Sprague, who managed the fund during most of the period covered by this report, along with comments from Karen Firestone on her outlook and investment approach.
Q. HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS, TOM?
T.S. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 13.81%, 14.00%, 13.77% and 13.70%, respectively, while over the same period, the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 27.10%, 27.29%, 26.76% and 26.69%, respectively, while the growth funds average returned 25.86% and the S&P returned 30.69%.
Q. WHILE THE FUND'S PERFORMANCE WAS AHEAD OF ITS PEERS, IT TRAILED THE S&P 500 SLIGHTLY. WHY WAS THAT?
T.S. The most significant factor in the fund's performance relative to the market was that it was underweighted relative to the S&P 500 in the so-called mega-cap stocks. By this I mean the biggest 50 names in the market. The main reason the fund did not own more of these mega-cap stocks was that they were selling at what I thought were very high valuations. The underweighting did not help over the course of the past 12 months as these stocks performed quite well. Also, the fund was not fully invested. It had a 4% cash equivalent balance, on average, to handle cash flows into and out of the fund. In the kind of market we've been having - one that has gone up 30% to 40% a year - that can hurt performance relative to the index.
Q. HOW DID SOME OF THE FUND'S SECTOR STRATEGIES WORK?
T.S. The fund's large stake in the healthcare sector helped. Schering-Plough, the maker of the successful allergy drug Claritin, announced new joint ventures which should broaden its product line and improve its sales over the long term. This helped boost the stock during the period. American Home Products, another successful pharmaceutical maker that has been the subject of takeover speculation, also performed well in this period. Some of the fund's industrial holdings also posted strong returns. The conglomerate Tyco International, one of the fund's largest holdings at the start of the period and a successful purchaser of small industrial and consumer companies, performed well and was sold from the fund. Alcatel, a European telecommunications equipment provider, reported excellent earnings and its stock also did well during the period.
Q. WERE THERE ANY DISAPPOINTING SECTORS?
T.S. Yes, some of our technology holdings struggled during the period, due mostly to reduced demand resulting from the Asian crisis and a back-up in inventory levels at some personal computer manufacturers. One such company was the semiconductor manufacturer Adaptec, and, as a result, we sold our holdings in this company during the period.
Q. TURNING TO YOU, KAREN, WHAT ADJUSTMENTS HAVE YOU MADE TO THE FUND SINCE YOU CAME ON BOARD?
K.F. In terms of sectors, I increased the health care and the media and communications weightings. In health care, I added to the fund's positions in Johnson & Johnson and Merck; in the communications area, I bought Viacom, CBS and Tribune Co. These investments were based somewhat on the knowledge I acquired following the media industry and the health care industry earlier in my career.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
K.F. I feel the fundamentals of the economy and the market are fairly solid. By that I mean that both inflation and interest rates are low. Also, the large growth companies that have driven the market over the past three years continue to have good earnings power. Although their sales growth is not what I'd call stellar, we are still seeing earnings acceleration in the mid-teen range. So, to the extent that money flows into the market, I see growth companies continuing to benefit.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KAREN FIRESTONE ON HER
INVESTMENT APPROACH:
"In general, I feel the mandate of
this fund is to buy the best of the
large cap growth stocks. Though
their valuations have been quite
high, and they have led the
market, I will probably be
inclined toward staying with
them if I feel their earnings
prospects look strong going
forward.
"In terms of how I evaluate specific
companies, I look for sales growth
that is accelerating - moving
from 10% to 15%, for example -
because of new product
introductions or increased
global reach. I also like companies
that have improving gross-profit
margins due to declines in the
cost-of-goods sold, for example.
Lastly, companies that have
increasing market share is another
positive attribute that I look for."
FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in companies with
market capitalization greater
than $1 billion at the time of
investment.
START DATE: February 20, 1996
SIZE: as of May 31, 1998,
more than $99 million.
MANAGER: Karen Firestone,
since April 1, 1998; joined
Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998

                                                  % OF FUND'S  % OF FUND'S INVESTMENTS
                                                  INVESTMENTS  IN THESE STOCKS
                                                               6 MONTHS AGO

GENERAL ELECTRIC CO.                              4.3          1.4

COCA-COLA CO. (THE)                               3.0          0.0

BRISTOL-MYERS SQUIBB CO.                          2.7          2.4

MICROSOFT CORP.                                   2.7          1.3

MERCK & CO., INC.                                 2.7          0.7

WAL-MART STORES, INC.                             2.1          0.8

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE  1.9          1.3
 SA SPONSORED ADR

AMERICAN HOME PRODUCTS CORP.                      1.7          2.1

INTEL CORP.                                       1.7          0.5

FANNIE MAE                                        1.6          1.7


TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                                  % OF FUND'S  % OF FUND'S INVESTMENTS
                                  INVESTMENTS  IN THESE MARKET SECTORS
                                               6 MONTHS AGO

TECHNOLOGY                        18.4         22.5

HEALTH                            17.7         14.6

FINANCE                           11.8         12.2

NONDURABLES                       10.8         10.4

INDUSTRIAL MACHINERY & EQUIPMENT  8.6          7.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997**
ROW: 1, COL: 1, VALUE: 3.1
ROW: 1, COL: 2, VALUE: 96.90000000000001
STOCKS 93.8%
SHORT-TERM
INVESTMENTS 6.2%
FOREIGN
INVESTMENTS 4.8%
STOCKS 96.9%
SHORT-TERM
INVESTMENTS 3.1%
FOREIGN
INVESTMENTS 7.9%
ROW: 1, COL: 1, VALUE: 6.2
ROW: 1, COL: 2, VALUE: 93.8
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp.   4,270 $ 479,289
DEFENSE ELECTRONICS - 0.5%
Raytheon Co. Class A  9,900  527,794
TOTAL AEROSPACE & DEFENSE   1,007,083
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.4%
Monsanto Co.   7,100  393,163
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  18,440  828,648
TOTAL BASIC INDUSTRIES   1,221,811
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE - 0.3%
Stewart Enterprises, Inc. Class A  11,800  318,600
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Honda Motor Co., Ltd. ADR  5,400  359,100
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   12,000  603,000
TEXTILES & APPAREL - 0.3%
NIKE, Inc. Class B  6,700  308,200
TOTAL DURABLES   1,270,300
ENERGY - 3.2%
ENERGY SERVICES - 1.6%
Dresser Industries, Inc.   13,800  642,563
Halliburton Co.   13,100  620,613
Schlumberger Ltd.   4,300  335,669
  1,598,845
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 1.6%
Texaco, Inc.   5,900 $ 340,725
Total SA sponsored ADR  15,800  984,538
Valero Energy Corp.   7,500  244,688
  1,569,951
TOTAL ENERGY   3,168,796
FINANCE - 11.8%
BANKS - 1.7%
AmSouth Bancorporation  11,600  445,875
Banc One Corp.   10,100  556,763
Bank of New York Co., Inc.   10,980  671,153
  1,673,791
CREDIT & OTHER FINANCE - 3.0%
American Express Co.   14,430  1,480,879
Fleet Financial Group, Inc.   12,200  1,000,400
Household International, Inc.   3,730  504,716
  2,985,995
FEDERAL SPONSORED CREDIT - 2.2%
Fannie Mae  26,070  1,560,941
Freddie Mac  14,500  659,750
  2,220,691
INSURANCE - 2.8%
Allstate Corp.   3,280  308,730
AMBAC, Inc.   6,800  371,875
American International Group, Inc.   4,500  557,156
Hartford Financial Services Group, Inc.   5,300  583,331
MGIC Investment Corp.   8,200  491,488
UNUM Corp.   8,480  471,170
  2,783,750
SAVINGS & LOANS - 1.7%
Charter One Financial Corp.   18,500  633,625
Dime Bancorp., Inc.   23,700  691,744
Washington Mutual, Inc.   5,300  374,313
  1,699,682
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Travelers Group, Inc. (The)  7,300 $ 445,300
TOTAL FINANCE   11,809,209
HEALTH - 17.7%
DRUGS & PHARMACEUTICALS - 13.9%
American Home Products Corp.   35,740  1,726,689
Bristol-Myers Squibb Co.   25,580  2,749,850
Genzyme Corp.   7,200  197,100
Immunex Corp. (a)  7,700  475,475
Lilly (Eli) & Co.   7,100  436,206
Merck & Co., Inc.   22,670  2,653,807
Pfizer, Inc.   7,700  807,056
Protein Design Labs, Inc. (a)  8,900  223,613
Roche Holding AG  100  1,026,375
Sankyo Co. Ltd.   16,000  384,876
Schering-Plough Corp.   14,960  1,251,965
SmithKline Beecham PLC ADR  12,700  683,419
Warner-Lambert Co.   20,100  1,282,631
  13,899,062
MEDICAL EQUIPMENT & SUPPLIES - 3.2%
Baxter International, Inc.   40  2,288
Becton, Dickinson & Co.   5,300  374,975
Cardinal Health, Inc.   2,600  231,725
Johnson & Johnson  18,040  1,245,888
McKesson Corp.   3,900  304,688
Medtronic, Inc.   12,500  695,313
Sybron International Corp. (a)  14,300  342,306
  3,197,183
MEDICAL FACILITIES MANAGEMENT - 0.6%
Health Management Associates, Inc. Class A (a)  20,593  613,914
TOTAL HEALTH   17,710,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 8.6%
ELECTRICAL EQUIPMENT - 6.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  44,600 $ 1,928,950
General Electric Co.   51,400  4,285,475
Honeywell, Inc.   8,200  688,288
  6,902,713
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Cooper Industries, Inc.   6,100  392,688
Ingersoll-Rand Co.   6,210  279,838
  672,526
POLLUTION CONTROL - 1.0%
Thermo Instrument Systems, Inc. (a)  15,625  438,477
USA Waste Services, Inc. (a)  12,100  570,969
  1,009,446
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,584,685
MEDIA & LEISURE - 8.4%
BROADCASTING - 2.6%
CBS Corp.   32,300  1,025,525
Cablevision Systems Corp. Class A (a)  6,700  371,013
Comcast Corp. Class A special  21,500  737,047
Tele-Communications, Inc. (TCI Ventures Group),
Series A, (a)  30,300  527,409
  2,660,994
ENTERTAINMENT - 2.1%
Carnival Cruise Lines, Inc. Class A  8,440  571,810
Disney (Walt) Co.   4,400  497,750
Viacom, Inc. Class A (a)  17,900  985,619
  2,055,179
LEISURE DURABLES & TOYS - 0.5%
Harley-Davidson, Inc.   7,500  268,125
Mattel, Inc.   6,300  238,613
  506,738
PUBLISHING - 2.4%
Applied Graphics Technologies, Inc. (a)  6,300  303,975
Cognizant Corp.   10,000  532,500
Tribune Co.   16,100  1,076,688
World Color Press, Inc. (a)  16,700  502,044
  2,415,207
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.8%
Darden Restaurants, Inc.   2,000 $ 30,875
McDonald's Corp.   11,300  741,563
  772,438
TOTAL MEDIA & LEISURE   8,410,556
NONDURABLES - 10.8%
BEVERAGES - 5.1%
Anheuser-Busch Companies, Inc.   6,200  284,813
Coca-Cola Co. (The)  38,100  2,986,088
PepsiCo, Inc.   31,880  1,301,103
Seagram Co. Ltd.   10,900  476,938
  5,048,942
FOODS - 1.3%
Hershey Foods Corp.   6,300  436,275
Sara Lee Corp.   14,100  830,138
  1,266,413
HOUSEHOLD PRODUCTS - 3.0%
Avon Products, Inc.   7,700  629,956
Clorox Co.   8,500  709,750
Colgate-Palmolive Co.   4,000  348,000
Gillette Co.   8,200  960,425
Procter & Gamble Co.   4,620  387,791
  3,035,922
TOBACCO - 1.4%
Philip Morris Companies, Inc.   38,280  1,430,715
TOTAL NONDURABLES   10,781,992
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 1.8%
Gap, Inc.   17,800  961,200
Limited, Inc. (The)  16,800  558,600
TJX Companies, Inc.   6,500  303,875
  1,823,675
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.8%
CVS Corp.   6,800 $ 477,275
Walgreen Co.   7,400  260,388
  737,663
GENERAL MERCHANDISE STORES - 2.9%
Dayton Hudson Corp.   17,700  820,838
Wal-Mart Stores, Inc.   37,700  2,080,569
  2,901,407
GROCERY STORES - 1.1%
Dominick's Supermarkets, Inc. (a)  6,600  284,625
Safeway, Inc. (a)  22,400  816,200
  1,100,825
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Home Depot, Inc.   13,300  1,044,881
Staples, Inc. (a)  15,600  391,950
  1,436,831
TOTAL RETAIL & WHOLESALE   8,000,401
SERVICES - 2.4%
ADVERTISING - 1.2%
Omnicom Group, Inc.   15,140  708,741
Outdoor Systems, Inc. (a)  15,800  474,000
  1,182,741
LEASING & RENTAL - 0.6%
Hertz Corp. Class A  14,000  642,250
SERVICES - 0.6%
AccuStaff, Inc. (a)  17,100  563,231
TOTAL SERVICES   2,388,222
TECHNOLOGY - 18.4%
COMMUNICATIONS EQUIPMENT - 2.6%
Ascend Communications, Inc. (a)  8,500  367,094
Aspect Telecommunications Corp. (a)  14,700  379,444
Cisco Systems, Inc. (a)  14,575  1,102,234
Lucent Technologies, Inc.   6,100  432,719
Northern Telecom Ltd.   5,600  358,612
  2,640,103
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 7.6%
America Online, Inc. (a)  3,700 $ 308,256
Automatic Data Processing, Inc.   30  1,909
Cadence Design Systems, Inc. (a)  6,600  232,650
Computer Associates International, Inc.   13,400  703,500
Compuware Corp. (a)  4,900  225,094
Electronic Data Systems Corp.   15,300  556,538
Equifax, Inc.   11,290  410,674
First Data Corp.   10,200  339,150
Keane, Inc. (a)  7,300  327,588
Microsoft Corp. (a)  31,600  2,680,075
Oracle Corp. (a)  10,300  243,338
PeopleSoft, Inc.   5,900  257,756
Saville Systems Ireland PLC sponsored ADR (a)  3,900  155,756
Shared Medical Systems Corp.   7,200  523,800
Siebel Systems, Inc. (a)  6,200  141,050
SunGard Data Systems, Inc. (a)  13,900  474,338
  7,581,472
COMPUTERS & OFFICE EQUIPMENT - 4.6%
Comdisco, Inc.   9,750  354,656
Compaq Computer Corp.   22,200  606,338
Dell Computer Corp. (a)  16,800  1,384,425
EMC Corp. (a)  20,500  849,469
Hewlett-Packard Co.   5,800  360,325
Pitney Bowes, Inc.   11,820  555,540
Xerox Corp.   4,700  482,925
  4,593,678
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  7,200  230,400
ELECTRONICS - 3.4%
Altera Corp. (a)  8,900  299,263
Intel Corp.   23,200  1,657,350
Linear Technology Corp.   6,700  468,581
Maxim Integrated Products, Inc. (a)  8,060  269,003
Texas Instruments, Inc.   13,900  714,113
  3,408,310
TOTAL TECHNOLOGY   18,453,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.3%
TRUCKING & FREIGHT - 0.3%
Air Express International Corp.   12,400 $ 320,075
UTILITIES - 3.5%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  5,200  247,650
TELEPHONE SERVICES - 3.3%
AT&T Corp.   9,100  553,963
MCI Communications Corp.   13,000  695,094
Telebras sponsored ADR  6,200  661,075
WorldCom, Inc. (a)  29,960  1,363,180
  3,273,312
TOTAL UTILITIES   3,520,962
TOTAL COMMON STOCKS
(Cost $85,738,092)   96,966,814
CASH EQUIVALENTS - 3.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.5441%, dated
5/29/98 due 6/1/98 $ 3,119,441  3,118,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $88,856,092)  $ 100,084,814
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $88,884,284. Net unrealized appreciation aggregated $11,200,530, of which $13,744,680 related to appreciated investment securities and $2,544,150 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                            MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE              $ 100,084,814
AGREEMENTS OF $3,118,000) (COST $88,856,092) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                   759

RECEIVABLE FOR FUND SHARES SOLD                                        340,432

DIVIDENDS RECEIVABLE                                                   93,892

PREPAID EXPENSES                                                       5,822

 TOTAL ASSETS                                                          100,525,719

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 31,940

PAYABLE FOR FUND SHARES REDEEMED                             510,894

ACCRUED MANAGEMENT FEE                                       48,766

DISTRIBUTION FEES PAYABLE                                    48,277

OTHER PAYABLES AND ACCRUED EXPENSES                          55,463

 TOTAL LIABILITIES                                                     695,340

NET ASSETS                                                            $ 99,830,379

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 78,685,220

ACCUMULATED NET INVESTMENT LOSS                                        (187,359)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                  10,103,805
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              11,228,713
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                            $ 99,830,379


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                             MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.93
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,095,886 (DIVIDED BY) 207,334 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.93)         $15.84

CLASS T:                                                       $14.99
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($58,026,793 (DIVIDED BY) 3,869,888 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.99)         $15.53

CLASS B:                                                       $14.88
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($26,772,829 (DIVIDED BY) 1,799,644 SHARES) A

CLASS C:                                                       $14.95
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($936,264 (DIVIDED BY) 62,613 SHARES) A

INSTITUTIONAL CLASS:                                           $15.04
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($10,998,607 (DIVIDED BY) 731,167 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 406,574
DIVIDENDS

INTEREST                                                                110,879

 TOTAL INCOME                                                           517,453

EXPENSES

MANAGEMENT FEE                                            $ 255,622

TRANSFER AGENT FEES                                        91,959

DISTRIBUTION FEES                                          257,407

ACCOUNTING FEES AND EXPENSES                               31,310

NON-INTERESTED TRUSTEES' COMPENSATION                      152

CUSTODIAN FEES AND EXPENSES                                6,942

REGISTRATION FEES                                          44,855

AUDIT                                                      26,544

LEGAL                                                      249

MISCELLANEOUS                                              1,020

 TOTAL EXPENSES BEFORE REDUCTIONS                          716,060

 EXPENSE REDUCTIONS                                        (23,349)     692,711

NET INVESTMENT INCOME (LOSS)                                            (175,258)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     10,243,449

 FOREIGN CURRENCY TRANSACTIONS                             1,124        10,244,573

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     733,359

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (9)          733,350

NET GAIN (LOSS)                                                         10,977,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 10,802,665
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                              SIX MONTHS ENDED  YEAR ENDED
                                                              MAY 31, 1998      NOVEMBER 30,
                                                              (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                    $ (175,258)       $ (164,296)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                      10,244,573        5,078,595

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)          733,350           5,508,711

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               10,802,665        10,423,010
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                                  (12,101)          -
IN EXCESS OF INVESTMENT INCOME

 FROM NET REALIZED GAIN                                        (4,300,634)       (257,587)

 TOTAL DISTRIBUTIONS                                           (4,312,735)       (257,587)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                   20,731,129        16,942,203

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      27,221,059        27,107,626

NET ASSETS

 BEGINNING OF PERIOD                                           72,609,320        45,501,694

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS     $ 99,830,379      $ 72,609,320
 OF $187,359 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED    YEARS ENDED
                                                   MAY 31, 1998        NOVEMBER 30,

                                                   (UNAUDITED)       1997          1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.96           $ 11.83       $ 10.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.03)            (.04)         -

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.83             2.25          1.62

 TOTAL FROM INVESTMENT OPERATIONS                   1.80             2.21          1.62

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.83)            (.08)         -

NET ASSET VALUE, END OF PERIOD                     $ 14.93           $ 13.96       $ 11.83

TOTAL RETURN B, C                                   13.81%           18.82%        15.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,096           $ 2,330       $ 503

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.71% A, F       1.75% F       1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.69% A, G       1.72% G       1.75% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.47)% A         (.34)%        .11% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A           93%           59% A

AVERAGE COMMISSION RATE H                          $ .0411           $ .0412       $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                   SIX MONTHS ENDED   YEARS ENDED
                                                   MAY 31, 1998       NOVEMBER 30,

                                                   (UNAUDITED)       1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.98           $ 11.82   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.02)            (.02)     (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.85             2.24      1.83

 TOTAL FROM INVESTMENT OPERATIONS                   1.83             2.22      1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.82)           (.06)     -

NET ASSET VALUE, END OF PERIOD                     $ 14.99          $ 13.98   $ 11.82

TOTAL RETURN B, C                                   14.00%          18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 58,027        $ 42,753  $ 26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.52% A        1.62%     2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.49% A, G     1.60% G   2.00% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.28)% A       (.18)%    (.14)% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A         93%       59% A

AVERAGE COMMISSION RATE H                          $ .0411         $ .0412   $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                   SIX MONTHS ENDED    YEARS ENDED
                                                   MAY 31, 1998        NOVEMBER 30,

                                                   (UNAUDITED)        1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.85            $ 11.77   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.06)             (.09)     (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.85              2.22      1.82

 TOTAL FROM INVESTMENT OPERATIONS                   1.79              2.13      1.77

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.76)             (.05)     -

NET ASSET VALUE, END OF PERIOD                     $ 14.88            $ 13.85   $ 11.77

TOTAL RETURN B, C                                   13.77%            18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 26,773           $ 20,926  $ 9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS             2.08% A           2.16%     2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       2.06% A, G        2.14% G   2.50% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.84)% A          (.73)%    (.64)% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A            93%       59% A

AVERAGE COMMISSION RATE H                          $ .0411            $ .0412   $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                   MAY 31, 1998      NOVEMBER 30,

                                                                   (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.98           $ 13.97

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.09)            (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.88             .02

 TOTAL FROM INVESTMENT OPERATIONS                                   1.79             .01

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.82)            -

NET ASSET VALUE, END OF PERIOD                                     $ 14.95          $ 13.98

TOTAL RETURN B, C                                                   13.70%          .07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 936            $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.50% A, F      2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.46% A, G      2.35% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.24)% A      (.62)% A

PORTFOLIO TURNOVER                                                  196% A         93%

AVERAGE COMMISSION RATE H                                          $ .0411         $ .0412


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       SIX MONTHS ENDED    YEARS ENDED
                                                       MAY 31, 1998        NOVEMBER 30,

                                                       (UNAUDITED)        1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 14.05            $ 11.86   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .01               .04 E     .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.85              2.24      1.83

 TOTAL FROM INVESTMENT OPERATIONS                       1.86              2.28      1.86

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                     (.03)             -         -

 FROM NET REALIZED GAIN                                 (.84)             (.09)     -

 TOTAL DISTRIBUTIONS                                    (.87)             (.09)     -

NET ASSET VALUE, END OF PERIOD                         $ 15.04            $ 14.05   $ 11.86

TOTAL RETURN B, C                                       14.22%            19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 10,999           $ 6,560   $ 9,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.15% A           1.15%     1.50% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.12% A, H        1.12% H   1.48% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .14% A            .32%      .38% A

PORTFOLIO TURNOVER                                      196% A            93%       59% A

AVERAGE COMMISSION RATE I                              $ .0411            $ .0412   $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $98,093,350 and $80,921,131, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 3,376    $ -

CLASS T    131,687    830

CLASS B    120,558    90,418

CLASS C    1,786      1,786

          $ 257,407  $ 93,034

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 1,486

CLASS T    6,070

CLASS B    7,093

CLASS C    1,211

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 20,734  $ 6,509

CLASS T    33,967    10,655

CLASS B    18,595    18,595 *

CLASS C    100       100 *

          $ 73,396  $ 35,859

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 3,684   .28 *

CLASS T                 54,122   .21 *

CLASS B                 28,265   .24 *

CLASS C                 692      .40 *

INSTITUTIONAL CLASS     5,196    .16 *

                       $ 91,959

* ANNUALIZED.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,281 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   2.50%        $ 11,429

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $93.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,673 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT
          INTEREST CREDITS

CLASS T   $ 116

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                    SIX MONTHS ENDED   YEAR ENDED
                                    MAY 31,            NOVEMBER 30,

                                    1998               1997

IN EXCESS OF NET INVESTMENT INCOME

INSTITUTIONAL CLASS                 $ 12,101           $ -

FROM NET REALIZED GAIN

CLASS A                             $ 144,680          $ 4,398

CLASS T                              2,603,039          136,999

CLASS B                              1,173,930          44,789

CLASS C                              4,554              -

INSTITUTIONAL CLASS                  374,431            71,401

TOTAL                               $ 4,300,634        $ 257,587

                                    $ 4,312,735        $ 257,587

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A        1998               1997 A



CLASS A                          63,463             144,247      $ 919,245          $ 1,813,901
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,836             376           140,431            4,335

SHARES REDEEMED                  (33,916)           (20,146)      (473,531)          (270,682)

NET INCREASE (DECREASE)          40,383             124,477      $ 586,145          $ 1,547,554

CLASS T                          1,099,313          2,250,430    $ 15,621,847       $ 28,156,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    194,189            10,908        2,524,317          125,919

SHARES REDEEMED                  (480,854)          (1,414,476)   (7,035,600)        (17,788,491)

NET INCREASE (DECREASE)          812,648            846,862      $ 11,110,564       $ 10,493,703

CLASS B                          329,022            866,616      $ 4,729,240        $ 10,723,501
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    85,289             3,711         1,101,967          42,621

SHARES REDEEMED                  (125,301)          (185,536)     (1,771,996)        (2,357,800)

NET INCREASE (DECREASE)          289,010            684,791      $ 4,059,211        $ 8,408,322

CLASS C                          61,805             2,908        $ 912,971          $ 40,619
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    323                -             4,193              -

SHARES REDEEMED                  (2,423)            -             (36,400)           -

NET INCREASE (DECREASE)          59,705             2,908        $ 880,764          $ 40,619

INSTITUTIONAL CLASS              345,285            333,043      $ 5,292,081        $ 4,361,777
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    28,359             5,997         368,930            69,380

SHARES REDEEMED                  (109,460)          (643,222)     (1,566,566)        (7,979,152)

NET INCREASE (DECREASE)          264,184            (304,182)    $ 4,094,445        $ (3,547,995)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 5,861

CLASS T                10,912

CLASS B                8,681

CLASS C                11,878

INSTITUTIONAL CLASS    7,523

                      $ 44,855







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
LARGE CAP
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  18  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 27  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURN
PERIODS ENDED MAY 31, 1998        PAST 6  PAST 1  LIFE OF
                                  MONTHS  YEAR    FUND

FIDELITY ADV LARGE CAP - INST CL  14.22%  27.87%  61.72%

S&P 500 (REGISTERED TRADEMARK)    15.06%  30.69%  77.81%

GROWTH FUNDS AVERAGE              11.98%  25.86%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998        PAST 1  LIFE OF
                                  YEAR    FUND

FIDELITY ADV LARGE CAP - INST CL  27.87%  23.51%

S&P 500                           30.69%  28.76%

GROWTH FUNDS AVERAGE              25.86%  N/A

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if
Institutional Class had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
             FA Large Cap -CL I          S&P 500
             00536                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10140.00                    10248.98
  1996/05/31      10350.00                    10513.30
  1996/06/30      10400.00                    10553.35
  1996/07/31       9900.00                    10087.11
  1996/08/31      10220.00                    10299.84
  1996/09/30      10910.00                    10879.52
  1996/10/31      11040.00                    11179.57
  1996/11/30      11860.00                    12024.64
  1996/12/31      11579.86                    11786.43
  1997/01/31      12164.08                    12522.85
  1997/02/28      11952.44                    12621.03
  1997/03/31      11337.69                    12102.43
  1997/04/30      11861.74                    12824.94
  1997/05/31      12647.82                    13605.73
  1997/06/30      13091.25                    14215.26
  1997/07/31      14099.04                    15346.37
  1997/08/31      13605.22                    14486.67
  1997/09/30      14330.84                    15280.10
  1997/10/31      13796.71                    14769.75
  1997/11/30      14159.51                    15453.44
  1997/12/31      14398.17                    15718.77
  1998/01/31      14494.94                    15892.62
  1998/02/28      15634.75                    17038.80
  1998/03/31      16365.95                    17911.36
  1998/04/30      16473.48                    18091.54
  1998/05/29      16172.40                    17780.55
IMATRL PRASUN   SHR__CHT 19980531 19980608 100154 R00000000000031
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $16,172 - a 61.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,781 - a 77.81% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
ALTHOUGH RENEWED CONCERNS ABOUT
ECONOMIC DIFFICULTIES IN ASIA LATE
IN THE PERIOD TEMPERED THE RAPID
GROWTH OF U.S. EQUITY MARKETS, THE
STANDARD & POOR'S 500 INDEX - A
MEASURE OF THE U.S. STOCK MARKET -
STILL MANAGED TO RETURN 15.06%
DURING THE SIX MONTHS THAT ENDED
MAY 31, 1998. AS FEARED, SOME
U.S. CORPORATIONS WITH BUSINESS
EXPOSURE TO ASIA DID REPORT
DISAPPOINTING EARNINGS AND THEIR
STOCKS WERE HARSHLY PUNISHED.
HOWEVER, INVESTORS SEEMED TO
ADOPT A NEW ATTITUDE - ONE THAT
OVERLOOKED SHORT-TERM TROUBLES
AND FOCUSED ON LONGER-TERM GROWTH
- HELPING MANY OF THESE STOCKS TO
REBOUND QUICKLY. IN ADDITION, THE
CONTINUED STRENGTH OF THE U.S.
ECONOMY, COMBINED WITH LOW
INTEREST RATES AND LOW INFLATION,
SEEMED TO BUOY THE STOCK MARKET
FOR MUCH OF THE PERIOD. THE UPWARD
CLIMB OF THE STOCK MARKET
STAGNATED IN MID- AND LATE MAY
WHEN INVESTORS WERE INUNDATED
WITH WORRISOME NEWS ABOUT THE
STABILITY OF ASIAN MARKETS.
SPECIFICALLY, THE PRESIDENT OF
INDONESIA RESIGNED AMIDST CIVIL
STRIFE AND A BATTLE OVER NUCLEAR
TESTING ERUPTED BETWEEN PAKISTAN
AND INDIA. CONCERNS ABOUT FALLING
DEMAND FOR U.S. EXPORTS
PARTICULARLY HURT TECHNOLOGY
COMPANIES, ESPECIALLY DURING THE
INTENSIFIED INVESTIGATION OF
MICROSOFT BY THE JUSTICE
DEPARTMENT IN MAY. AS A RESULT OF
CONCERNS ABOUT THESE TUMULTUOUS
EVENTS AND THEIR POTENTIAL IMPACT
ON THE U.S. ECONOMY, THE DOW
JONES INDUSTRIAL AVERAGE PRODUCED A
NEGATIVE RETURN IN MAY FOR THE FIRST
TIME IN 1998 - ALTHOUGH THE DOW
WAS STILL UP 13.29% FOR THE FIRST FIVE
MONTHS OF 1998.
NOTE TO SHAREHOLDERS: On April 1, 1998, Karen Firestone became Portfolio Manager of Fidelity Advisor Large Cap Fund. The following is an interview with Thomas Sprague, who managed the fund during most of the period covered by this report, along with comments from Karen Firestone on her outlook and investment approach.
Q. HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS, TOM?
T.S. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 14.22%, while over the same period the growth funds average tracked by Lipper Analytical Services returned 11.98% and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares returned 27.87%, while the growth funds average returned 25.86% and the S&P 500 Index returned 30.69%.
Q. WHILE THE FUND'S PERFORMANCE WAS AHEAD OF ITS PEERS, IT TRAILED THE S&P 500 SLIGHTLY. WHY WAS THAT?
T.S. The most significant factor in the fund's performance relative to the market was that it was underweighted relative to the S&P 500 in the so-called mega-cap stocks. By this I mean the biggest 50 names in the market. The main reason the fund did not own more of these mega-cap stocks was that they were selling at what I thought were very high valuations. The underweighting did not help over the course of the past 12 months as these stocks performed quite well. Also, the fund was not fully invested. It had a 4% cash equivalent balance, on average, to handle cash flows into and out of the fund. In the kind of market we've been having - one that has gone up 30% to 40% a year - that can hurt performance relative to the index.
Q. HOW DID SOME OF THE FUND'S SECTOR STRATEGIES WORK?
T.S. The fund's large stake in the healthcare sector helped. Schering-Plough, the maker of the successful allergy drug Claritin, announced new joint ventures which should broaden its product line and improve its sales over the long term. This helped boost the stock during the period. American Home Products, another successful pharmaceutical maker that has been the subject of takeover speculation, also performed well in this period. Some of the fund's industrial holdings also posted strong returns. The conglomerate Tyco International, one of the fund's largest holdings at the start of the period and a successful purchaser of small industrial and consumer companies, performed well and was sold from the fund. Alcatel, a European telecommunications equipment provider, reported excellent earnings and its stock also did well during the period.
Q. WERE THERE ANY DISAPPOINTING SECTORS?
T.S. Yes, some of our technology holdings struggled during the period, due mostly to reduced demand resulting from the Asian crisis and a back-up in inventory levels at some personal computer manufacturers. One such company was the semiconductor manufacturer Adaptec, and, as a result, we sold our holdings in this company during the period.
Q. TURNING TO YOU, KAREN, WHAT ADJUSTMENTS HAVE YOU MADE TO THE FUND SINCE YOU CAME ON BOARD?
K.F. In terms of sectors, I increased the health care and the media and communications weightings. In health care, I added to the fund's positions in Johnson & Johnson and Merck; in the communications area, I bought Viacom, CBS and Tribune Co. These investments were based somewhat on the knowledge I acquired following the media industry and the health care industry earlier in my career.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
K.F. I feel the fundamentals of the economy and the market are fairly solid. By that I mean that both inflation and interest rates are low. Also, the large growth companies that have driven the market over the past three years continue to have good earnings power. Although their sales growth is not what I'd call stellar, we are still seeing earnings acceleration in the mid-teen range. So, to the extent that money flows into the market, I see growth companies continuing to benefit.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KAREN FIRESTONE ON HER
INVESTMENT APPROACH:
"In general, I feel the mandate of
this fund is to buy the best of the
large cap growth stocks. Though
their valuations have been quite
high, and they have led the
market, I will probably be
inclined toward staying with
them if I feel their earnings
prospects look strong going
forward.
"In terms of how I evaluate specific
companies, I look for sales growth
that is accelerating - moving
from 10% to 15%, for example -
because of new product
introductions or increased
global reach. I also like companies
that have improving gross-profit
margins due to declines in the
cost-of-goods sold, for example.
Lastly, companies that have
increasing market share is another
positive attribute that I look for."
FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in companies with
market capitalization greater
than $1 billion at the time of
investment.
START DATE: February 20, 1996
SIZE: as of May 31, 1998,
more than $99 million.
MANAGER: Karen Firestone,
since April 1, 1998; joined
Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998

                                                  % OF FUND'S  % OF FUND'S INVESTMENTS
                                                  INVESTMENTS  IN THESE STOCKS
                                                               6 MONTHS AGO

GENERAL ELECTRIC CO.                              4.3          1.4

COCA-COLA CO. (THE)                               3.0          0.0

BRISTOL-MYERS SQUIBB CO.                          2.7          2.4

MICROSOFT CORP.                                   2.7          1.3

MERCK & CO., INC.                                 2.7          0.7

WAL-MART STORES, INC.                             2.1          0.8

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE  1.9          1.3
 SA SPONSORED ADR

AMERICAN HOME PRODUCTS CORP.                      1.7          2.1

INTEL CORP.                                       1.7          0.5

FANNIE MAE                                        1.6          1.7


TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                                  % OF FUND'S  % OF FUND'S INVESTMENTS
                                  INVESTMENTS  IN THESE MARKET SECTORS
                                               6 MONTHS AGO

TECHNOLOGY                        18.4         22.5

HEALTH                            17.7         14.6

FINANCE                           11.8         12.2

NONDURABLES                       10.8         10.4

INDUSTRIAL MACHINERY & EQUIPMENT  8.6          7.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997**
ROW: 1, COL: 1, VALUE: 3.1
ROW: 1, COL: 2, VALUE: 96.90000000000001
STOCKS 93.8%
SHORT-TERM
INVESTMENTS 6.2%
FOREIGN
INVESTMENTS 4.8%
STOCKS 96.9%
SHORT-TERM
INVESTMENTS 3.1%
FOREIGN
INVESTMENTS 7.9%
ROW: 1, COL: 1, VALUE: 6.2
ROW: 1, COL: 2, VALUE: 93.8
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp.   4,270 $ 479,289
DEFENSE ELECTRONICS - 0.5%
Raytheon Co. Class A  9,900  527,794
TOTAL AEROSPACE & DEFENSE   1,007,083
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.4%
Monsanto Co.   7,100  393,163
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  18,440  828,648
TOTAL BASIC INDUSTRIES   1,221,811
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE - 0.3%
Stewart Enterprises, Inc. Class A  11,800  318,600
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Honda Motor Co., Ltd. ADR  5,400  359,100
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   12,000  603,000
TEXTILES & APPAREL - 0.3%
NIKE, Inc. Class B  6,700  308,200
TOTAL DURABLES   1,270,300
ENERGY - 3.2%
ENERGY SERVICES - 1.6%
Dresser Industries, Inc.   13,800  642,563
Halliburton Co.   13,100  620,613
Schlumberger Ltd.   4,300  335,669
  1,598,845
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 1.6%
Texaco, Inc.   5,900 $ 340,725
Total SA sponsored ADR  15,800  984,538
Valero Energy Corp.   7,500  244,688
  1,569,951
TOTAL ENERGY   3,168,796
FINANCE - 11.8%
BANKS - 1.7%
AmSouth Bancorporation  11,600  445,875
Banc One Corp.   10,100  556,763
Bank of New York Co., Inc.   10,980  671,153
  1,673,791
CREDIT & OTHER FINANCE - 3.0%
American Express Co.   14,430  1,480,879
Fleet Financial Group, Inc.   12,200  1,000,400
Household International, Inc.   3,730  504,716
  2,985,995
FEDERAL SPONSORED CREDIT - 2.2%
Fannie Mae  26,070  1,560,941
Freddie Mac  14,500  659,750
  2,220,691
INSURANCE - 2.8%
Allstate Corp.   3,280  308,730
AMBAC, Inc.   6,800  371,875
American International Group, Inc.   4,500  557,156
Hartford Financial Services Group, Inc.   5,300  583,331
MGIC Investment Corp.   8,200  491,488
UNUM Corp.   8,480  471,170
  2,783,750
SAVINGS & LOANS - 1.7%
Charter One Financial Corp.   18,500  633,625
Dime Bancorp., Inc.   23,700  691,744
Washington Mutual, Inc.   5,300  374,313
  1,699,682
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Travelers Group, Inc. (The)  7,300 $ 445,300
TOTAL FINANCE   11,809,209
HEALTH - 17.7%
DRUGS & PHARMACEUTICALS - 13.9%
American Home Products Corp.   35,740  1,726,689
Bristol-Myers Squibb Co.   25,580  2,749,850
Genzyme Corp.   7,200  197,100
Immunex Corp. (a)  7,700  475,475
Lilly (Eli) & Co.   7,100  436,206
Merck & Co., Inc.   22,670  2,653,807
Pfizer, Inc.   7,700  807,056
Protein Design Labs, Inc. (a)  8,900  223,613
Roche Holding AG  100  1,026,375
Sankyo Co. Ltd.   16,000  384,876
Schering-Plough Corp.   14,960  1,251,965
SmithKline Beecham PLC ADR  12,700  683,419
Warner-Lambert Co.   20,100  1,282,631
  13,899,062
MEDICAL EQUIPMENT & SUPPLIES - 3.2%
Baxter International, Inc.   40  2,288
Becton, Dickinson & Co.   5,300  374,975
Cardinal Health, Inc.   2,600  231,725
Johnson & Johnson  18,040  1,245,888
McKesson Corp.   3,900  304,688
Medtronic, Inc.   12,500  695,313
Sybron International Corp. (a)  14,300  342,306
  3,197,183
MEDICAL FACILITIES MANAGEMENT - 0.6%
Health Management Associates, Inc. Class A (a)  20,593  613,914
TOTAL HEALTH   17,710,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 8.6%
ELECTRICAL EQUIPMENT - 6.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  44,600 $ 1,928,950
General Electric Co.   51,400  4,285,475
Honeywell, Inc.   8,200  688,288
  6,902,713
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Cooper Industries, Inc.   6,100  392,688
Ingersoll-Rand Co.   6,210  279,838
  672,526
POLLUTION CONTROL - 1.0%
Thermo Instrument Systems, Inc. (a)  15,625  438,477
USA Waste Services, Inc. (a)  12,100  570,969
  1,009,446
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,584,685
MEDIA & LEISURE - 8.4%
BROADCASTING - 2.6%
CBS Corp.   32,300  1,025,525
Cablevision Systems Corp. Class A (a)  6,700  371,013
Comcast Corp. Class A special  21,500  737,047
Tele-Communications, Inc. (TCI Ventures Group),
Series A, (a)  30,300  527,409
  2,660,994
ENTERTAINMENT - 2.1%
Carnival Cruise Lines, Inc. Class A  8,440  571,810
Disney (Walt) Co.   4,400  497,750
Viacom, Inc. Class A (a)  17,900  985,619
  2,055,179
LEISURE DURABLES & TOYS - 0.5%
Harley-Davidson, Inc.   7,500  268,125
Mattel, Inc.   6,300  238,613
  506,738
PUBLISHING - 2.4%
Applied Graphics Technologies, Inc. (a)  6,300  303,975
Cognizant Corp.   10,000  532,500
Tribune Co.   16,100  1,076,688
World Color Press, Inc. (a)  16,700  502,044
  2,415,207
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.8%
Darden Restaurants, Inc.   2,000 $ 30,875
McDonald's Corp.   11,300  741,563
  772,438
TOTAL MEDIA & LEISURE   8,410,556
NONDURABLES - 10.8%
BEVERAGES - 5.1%
Anheuser-Busch Companies, Inc.   6,200  284,813
Coca-Cola Co. (The)  38,100  2,986,088
PepsiCo, Inc.   31,880  1,301,103
Seagram Co. Ltd.   10,900  476,938
  5,048,942
FOODS - 1.3%
Hershey Foods Corp.   6,300  436,275
Sara Lee Corp.   14,100  830,138
  1,266,413
HOUSEHOLD PRODUCTS - 3.0%
Avon Products, Inc.   7,700  629,956
Clorox Co.   8,500  709,750
Colgate-Palmolive Co.   4,000  348,000
Gillette Co.   8,200  960,425
Procter & Gamble Co.   4,620  387,791
  3,035,922
TOBACCO - 1.4%
Philip Morris Companies, Inc.   38,280  1,430,715
TOTAL NONDURABLES   10,781,992
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 1.8%
Gap, Inc.   17,800  961,200
Limited, Inc. (The)  16,800  558,600
TJX Companies, Inc.   6,500  303,875
  1,823,675
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.8%
CVS Corp.   6,800 $ 477,275
Walgreen Co.   7,400  260,388
  737,663
GENERAL MERCHANDISE STORES - 2.9%
Dayton Hudson Corp.   17,700  820,838
Wal-Mart Stores, Inc.   37,700  2,080,569
  2,901,407
GROCERY STORES - 1.1%
Dominick's Supermarkets, Inc. (a)  6,600  284,625
Safeway, Inc. (a)  22,400  816,200
  1,100,825
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Home Depot, Inc.   13,300  1,044,881
Staples, Inc. (a)  15,600  391,950
  1,436,831
TOTAL RETAIL & WHOLESALE   8,000,401
SERVICES - 2.4%
ADVERTISING - 1.2%
Omnicom Group, Inc.   15,140  708,741
Outdoor Systems, Inc. (a)  15,800  474,000
  1,182,741
LEASING & RENTAL - 0.6%
Hertz Corp. Class A  14,000  642,250
SERVICES - 0.6%
AccuStaff, Inc. (a)  17,100  563,231
TOTAL SERVICES   2,388,222
TECHNOLOGY - 18.4%
COMMUNICATIONS EQUIPMENT - 2.6%
Ascend Communications, Inc. (a)  8,500  367,094
Aspect Telecommunications Corp. (a)  14,700  379,444
Cisco Systems, Inc. (a)  14,575  1,102,234
Lucent Technologies, Inc.   6,100  432,719
Northern Telecom Ltd.   5,600  358,612
  2,640,103
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 7.6%
America Online, Inc. (a)  3,700 $ 308,256
Automatic Data Processing, Inc.   30  1,909
Cadence Design Systems, Inc. (a)  6,600  232,650
Computer Associates International, Inc.   13,400  703,500
Compuware Corp. (a)  4,900  225,094
Electronic Data Systems Corp.   15,300  556,538
Equifax, Inc.   11,290  410,674
First Data Corp.   10,200  339,150
Keane, Inc. (a)  7,300  327,588
Microsoft Corp. (a)  31,600  2,680,075
Oracle Corp. (a)  10,300  243,338
PeopleSoft, Inc.   5,900  257,756
Saville Systems Ireland PLC sponsored ADR (a)  3,900  155,756
Shared Medical Systems Corp.   7,200  523,800
Siebel Systems, Inc. (a)  6,200  141,050
SunGard Data Systems, Inc. (a)  13,900  474,338
  7,581,472
COMPUTERS & OFFICE EQUIPMENT - 4.6%
Comdisco, Inc.   9,750  354,656
Compaq Computer Corp.   22,200  606,338
Dell Computer Corp. (a)  16,800  1,384,425
EMC Corp. (a)  20,500  849,469
Hewlett-Packard Co.   5,800  360,325
Pitney Bowes, Inc.   11,820  555,540
Xerox Corp.   4,700  482,925
  4,593,678
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  7,200  230,400
ELECTRONICS - 3.4%
Altera Corp. (a)  8,900  299,263
Intel Corp.   23,200  1,657,350
Linear Technology Corp.   6,700  468,581
Maxim Integrated Products, Inc. (a)  8,060  269,003
Texas Instruments, Inc.   13,900  714,113
  3,408,310
TOTAL TECHNOLOGY   18,453,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.3%
TRUCKING & FREIGHT - 0.3%
Air Express International Corp.   12,400 $ 320,075
UTILITIES - 3.5%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  5,200  247,650
TELEPHONE SERVICES - 3.3%
AT&T Corp.   9,100  553,963
MCI Communications Corp.   13,000  695,094
Telebras sponsored ADR  6,200  661,075
WorldCom, Inc. (a)  29,960  1,363,180
  3,273,312
TOTAL UTILITIES   3,520,962
TOTAL COMMON STOCKS
(Cost $85,738,092)   96,966,814
CASH EQUIVALENTS - 3.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.5441%, dated
5/29/98 due 6/1/98 $ 3,119,441  3,118,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $88,856,092)  $ 100,084,814
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $88,884,284. Net unrealized appreciation aggregated $11,200,530, of which $13,744,680 related to appreciated investment securities and $2,544,150 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE              $ 100,084,814
AGREEMENTS OF $3,118,000) (COST $88,856,092) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                   759

RECEIVABLE FOR FUND SHARES SOLD                                        340,432

DIVIDENDS RECEIVABLE                                                   93,892

PREPAID EXPENSES                                                       5,822

 TOTAL ASSETS                                                          100,525,719

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 31,940

PAYABLE FOR FUND SHARES REDEEMED                             510,894

ACCRUED MANAGEMENT FEE                                       48,766

DISTRIBUTION FEES PAYABLE                                    48,277

OTHER PAYABLES AND ACCRUED EXPENSES                          55,463

 TOTAL LIABILITIES                                                     695,340

NET ASSETS                                                            $ 99,830,379

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 78,685,220

ACCUMULATED NET INVESTMENT LOSS                                        (187,359)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                  10,103,805
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              11,228,713
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                            $ 99,830,379


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.93
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,095,886 (DIVIDED BY) 207,334 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.93)         $15.84

CLASS T:                                                       $14.99
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($58,026,793 (DIVIDED BY) 3,869,888 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.99)         $15.53

CLASS B:                                                       $14.88
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($26,772,829 (DIVIDED BY) 1,799,644 SHARES) A

CLASS C:                                                       $14.95
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($936,264 (DIVIDED BY) 62,613 SHARES) A

INSTITUTIONAL CLASS:                                           $15.04
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($10,998,607 (DIVIDED BY) 731,167 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 406,574
DIVIDENDS

INTEREST                                                                110,879

 TOTAL INCOME                                                           517,453

EXPENSES

MANAGEMENT FEE                                            $ 255,622

TRANSFER AGENT FEES                                        91,959

DISTRIBUTION FEES                                          257,407

ACCOUNTING FEES AND EXPENSES                               31,310

NON-INTERESTED TRUSTEES' COMPENSATION                      152

CUSTODIAN FEES AND EXPENSES                                6,942

REGISTRATION FEES                                          44,855

AUDIT                                                      26,544

LEGAL                                                      249

MISCELLANEOUS                                              1,020

 TOTAL EXPENSES BEFORE REDUCTIONS                          716,060

 EXPENSE REDUCTIONS                                        (23,349)     692,711

NET INVESTMENT INCOME (LOSS)                                            (175,258)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     10,243,449

 FOREIGN CURRENCY TRANSACTIONS                             1,124        10,244,573

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     733,359

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (9)          733,350

NET GAIN (LOSS)                                                         10,977,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 10,802,665
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                              SIX MONTHS ENDED  YEAR ENDED
                                                              MAY 31, 1998      NOVEMBER 30,
                                                              (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                    $ (175,258)       $ (164,296)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                      10,244,573        5,078,595

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)          733,350           5,508,711

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               10,802,665        10,423,010
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                                  (12,101)          -
IN EXCESS OF INVESTMENT INCOME

 FROM NET REALIZED GAIN                                        (4,300,634)       (257,587)

 TOTAL DISTRIBUTIONS                                           (4,312,735)       (257,587)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                   20,731,129        16,942,203

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      27,221,059        27,107,626

NET ASSETS

 BEGINNING OF PERIOD                                           72,609,320        45,501,694

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS     $ 99,830,379      $ 72,609,320
 OF $187,359 AND $0, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                   SIX MONTHS ENDED   YEARS ENDED
                                                   MAY 31, 1998       NOVEMBER 30,

                                                  (UNAUDITED)       1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.96          $ 11.83   $ 10.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.03)           (.04)     -

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.83            2.25      1.62

 TOTAL FROM INVESTMENT OPERATIONS                   1.80            2.21      1.62

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.83)           (.08)     -

NET ASSET VALUE, END OF PERIOD                     $ 14.93          $ 13.96   $ 11.83

TOTAL RETURN B, C                                   13.81%           18.82%    15.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,096          $ 2,330   $ 503

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.71% A, F       1.75% F   1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.69% A, G       1.72% G   1.75% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.47)% A         (.34)%    .11% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A           93%       59% A

AVERAGE COMMISSION RATE H                          $ .0411          $ .0412   $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS T
                                                   SIX MONTHS ENDED   YEARS ENDED
                                                   MAY 31, 1998       NOVEMBER 30,

                                                  (UNAUDITED)        1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.98           $ 11.82   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.02)            (.02)     (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.85             2.24      1.83

 TOTAL FROM INVESTMENT OPERATIONS                   1.83             2.22      1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.82)            (.06)     -

NET ASSET VALUE, END OF PERIOD                     $ 14.99          $ 13.98   $ 11.82

TOTAL RETURN B, C                                   14.00%           18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 58,027         $ 42,753  $ 26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.52% A          1.62%     2.00% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       1.49% A, G       1.60% G   2.00% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.28)% A         (.18)%    (.14)% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A           93%       59% A

AVERAGE COMMISSION RATE H                          $ .0411          $ .0412   $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                   SIX MONTHS ENDED     YEARS ENDED
                                                   MAY 31, 1998         NOVEMBER 30,

                                                   (UNAUDITED)        1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.85            $ 11.77   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                     (.06)              (.09)     (.05)

 NET REALIZED AND UNREALIZED GAIN (LOSS)            1.85               2.22      1.82

 TOTAL FROM INVESTMENT OPERATIONS                   1.79               2.13      1.77

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                             (.76)              (.05)     -

NET ASSET VALUE, END OF PERIOD                     $ 14.88            $ 13.85   $ 11.77

TOTAL RETURN B, C                                   13.77%             18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 26,773           $ 20,926  $ 9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS             2.08% A            2.16%     2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER       2.06% A, G         2.14% G   2.50% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE    (.84)% A           (.73)%    (.64)% A
NET ASSETS

PORTFOLIO TURNOVER                                  196% A             93%       59% A

AVERAGE COMMISSION RATE H                          $ .0411            $ .0412   $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                   MAY 31, 1998      NOVEMBER 30,

                                                                   (UNAUDITED)       1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.98           $ 13.97

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                     (.09)             (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            1.88              .02

 TOTAL FROM INVESTMENT OPERATIONS                                   1.79              .01

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                             (.82)             -

NET ASSET VALUE, END OF PERIOD                                     $ 14.95           $ 13.98

TOTAL RETURN B, C                                                   13.70%            .07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 936             $ 41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             2.50% A, F        2.50% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    2.46% A, G        2.35% A, G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (1.24)% A         (.62)% A

PORTFOLIO TURNOVER                                                  196% A            93%

AVERAGE COMMISSION RATE H                                          $ .0411            $ .0412


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       SIX MONTHS ENDED     YEARS ENDED
                                                       MAY 31, 1998         NOVEMBER 30,

                                                       (UNAUDITED)        1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 14.05            $ 11.86   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .01                .04 E     .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.85               2.24      1.83

 TOTAL FROM INVESTMENT OPERATIONS                       1.86               2.28      1.86

LESS DISTRIBUTIONS

 IN EXCESS OF NET INVESTMENT INCOME                     (.03)              -         -

 FROM NET REALIZED GAIN                                 (.84)              (.09)     -

 TOTAL DISTRIBUTIONS                                    (.87)              (.09)     -

NET ASSET VALUE, END OF PERIOD                         $ 15.04             $ 14.05   $ 11.86

TOTAL RETURN B, C                                       14.22%             19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 10,999           $ 6,560   $ 9,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.15% A            1.15%     1.50% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.12% A, H         1.12% H   1.48% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .14% A             .32%      .38% A

PORTFOLIO TURNOVER                                      196% A             93%       59% A

AVERAGE COMMISSION RATE I                              $ .0411            $ .0412   $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $98,093,350 and $80,921,131, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 3,376    $ -

CLASS T    131,687    830

CLASS B    120,558    90,418

CLASS C    1,786      1,786

          $ 257,407  $ 93,034

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 1,486

CLASS T    6,070

CLASS B    7,093

CLASS C    1,211

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 20,734  $ 6,509

CLASS T    33,967    10,655

CLASS B    18,595    18,595 *

CLASS C    100       100 *

          $ 73,396  $ 35,859

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
 AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 3,684   .28 *

CLASS T                 54,122   .21 *

CLASS B                 28,265   .24 *

CLASS C                 692      .40 *

INSTITUTIONAL CLASS     5,196    .16 *

                       $ 91,959

* ANNUALIZED.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,281 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
          FMR          REIMBURSEMENT
          EXPENSE
          LIMITATIONS

CLASS C   2.50%        $ 11,429

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $93.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,673 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT
          INTEREST CREDITS

CLASS T   $ 116

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                    SIX MONTHS ENDED   YEAR ENDED
                                    MAY 31,            NOVEMBER 30,

                                    1998               1997

IN EXCESS OF NET INVESTMENT INCOME

INSTITUTIONAL CLASS                 $ 12,101           $ -

FROM NET REALIZED GAIN

CLASS A                             $ 144,680          $ 4,398

CLASS T                              2,603,039          136,999

CLASS B                              1,173,930          44,789

CLASS C                              4,554              -

INSTITUTIONAL CLASS                  374,431            71,401

TOTAL                               $ 4,300,634        $ 257,587

                                    $ 4,312,735        $ 257,587

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997 A        1998               1997 A



CLASS A                          63,463             144,247      $ 919,245          $ 1,813,901
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,836             376           140,431            4,335

SHARES REDEEMED                  (33,916)           (20,146)      (473,531)          (270,682)

NET INCREASE (DECREASE)          40,383             124,477      $ 586,145          $ 1,547,554

CLASS T                          1,099,313          2,250,430    $ 15,621,847       $ 28,156,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    194,189            10,908        2,524,317          125,919

SHARES REDEEMED                  (480,854)          (1,414,476)   (7,035,600)        (17,788,491)

NET INCREASE (DECREASE)          812,648            846,862      $ 11,110,564       $ 10,493,703

CLASS B                          329,022            866,616      $ 4,729,240        $ 10,723,501
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    85,289             3,711         1,101,967          42,621

SHARES REDEEMED                  (125,301)          (185,536)     (1,771,996)        (2,357,800)

NET INCREASE (DECREASE)          289,010            684,791      $ 4,059,211        $ 8,408,322

CLASS C                          61,805             2,908        $ 912,971          $ 40,619
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    323                -             4,193              -

SHARES REDEEMED                  (2,423)            -             (36,400)           -

NET INCREASE (DECREASE)          59,705             2,908        $ 880,764          $ 40,619

INSTITUTIONAL CLASS              345,285            333,043      $ 5,292,081        $ 4,361,777
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    28,359             5,997         368,930            69,380

SHARES REDEEMED                  (109,460)          (643,222)     (1,566,566)        (7,979,152)

NET INCREASE (DECREASE)          264,184            (304,182)    $ 4,094,445        $ (3,547,995)


B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 5,861

CLASS T                10,912

CLASS B                8,681

CLASS C                11,878

INSTITUTIONAL CLASS    7,523

                      $ 44,855





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BAORD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH & INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  26  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 35  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998           PAST 6  PAST 1  LIFE OF
                                     MONTHS  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL A  15.56%  32.32%  44.50%

FIDELITY ADV GROWTH & INCOME - CL A  8.92%   24.71%  36.19%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)        15.06%  30.69%  50.86%

GROWTH & INCOME FUNDS AVERAGE        11.91%  25.47%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 734 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL A       32.32%  29.67%

FIDELITY ADV GROWTH & INCOME - CL A       24.71%  24.36%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                   30.69%  33.67%

GROWTH & INCOME FUNDS AVERAGE             25.47%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL A    S&P 500
             00272                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9632.35                    10624.80
  1997/02/28       9698.33                    10708.10
  1997/03/31       9264.28                    10268.10
  1997/04/30       9754.85                    10881.11
  1997/05/31      10292.59                    11543.55
  1997/06/30      10792.53                    12060.70
  1997/07/31      11680.88                    13020.37
  1997/08/31      11076.05                    12290.97
  1997/09/30      11643.08                    12964.15
  1997/10/31      11293.41                    12531.14
  1997/11/30      11784.84                    13111.21
  1997/12/31      12063.90                    13336.33
  1998/01/31      12121.48                    13483.83
  1998/02/28      12946.86                    14456.28
  1998/03/31      13609.30                    15196.59
  1998/04/30      13705.34                    15349.47
  1998/05/29      13618.90                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 115438 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $13,619 - a 36.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998           PAST 6  PAST 1  LIFE OF
                                     MONTHS  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL T  15.41%  32.29%  44.07%

FIDELITY ADV GROWTH & INCOME - CL T  11.37%  27.66%  39.03%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                              15.06%  30.69%  50.86%

GROWTH & INCOME FUNDS AVERAGE        11.91%  25.47%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 734 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                PAST 1  LIFE OF
                                          YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL T       32.29%  29.40%

FIDELITY ADV GROWTH & INCOME - CL T       27.66%  26.19%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                   30.69%  33.67%

GROWTH & INCOME FUNDS AVERAGE             25.47%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL T    S&P 500
             00274                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9852.65                    10624.80
  1997/02/28       9910.55                    10708.10
  1997/03/31       9456.48                    10268.10
  1997/04/30       9968.42                    10881.11
  1997/05/31      10509.34                    11543.55
  1997/06/30      11030.92                    12060.70
  1997/07/31      11930.02                    13020.37
  1997/08/31      11311.29                    12290.97
  1997/09/30      11891.35                    12964.15
  1997/10/31      11533.65                    12531.14
  1997/11/30      12046.04                    13111.21
  1997/12/31      12321.85                    13336.33
  1998/01/31      12380.76                    13483.83
  1998/02/28      13225.13                    14456.28
  1998/03/31      13902.81                    15196.59
  1998/04/30      14001.06                    15349.47
  1998/05/29      13902.81                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 120029 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $13,903 - a 39.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL B          15.20%  31.53%  43.11%

FIDELITY ADV GROWTH & INCOME - CL B          10.20%  26.53%  39.11%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      15.06%  30.69%  50.86%

GROWTH & INCOME FUNDS AVERAGE                11.91%  25.47%  N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 734 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                        PAST 1  LIFE OF
                                                  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL B               31.53%  28.79%

FIDELITY ADV GROWTH & INCOME - CL B               26.53%  26.24%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                           30.69%  33.67%

GROWTH & INCOME FUNDS AVERAGE                     25.47%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL B    S&P 500
             00244                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/30      12421.99                    13111.21
  1997/12/31      12707.01                    13336.33
  1998/01/31      12757.76                    13483.83
  1998/02/28      13630.60                    14456.28
  1998/03/31      14320.76                    15196.59
  1998/04/30      14412.11                    15349.47
  1998/05/29      13911.00                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980611 095544 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $13,911 - a 39.11% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares 1.00% 12b-1 fee. Class C's contingent deferred sales charge included in the past six months and past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  LIFE OF
                                             MONTHS  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL C          14.94%  31.21%  42.76%

FIDELITY ADV GROWTH & INCOME - CL C          13.94%  30.21%  42.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      15.06%  30.69%  50.86%

GROWTH & INCOME FUNDS AVERAGE                11.91%  25.47%  N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 734 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                        PAST 1  LIFE OF
                                                  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - CL C               31.21%  28.57%

FIDELITY ADV GROWTH & INCOME - CL C               30.21%  28.57%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                           30.69%  33.67%

GROWTH & INCOME FUNDS AVERAGE                     25.47%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL C    S&P 500
             00481                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10209.99                    10624.80
  1997/02/28      10269.99                    10708.10
  1997/03/31       9799.45                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.28                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.49                    12531.14
  1997/11/30      12421.23                    13111.21
  1997/12/31      12705.87                    13336.33
  1998/01/31      12756.53                    13483.83
  1998/02/28      13607.64                    14456.28
  1998/03/31      14296.63                    15196.59
  1998/04/30      14387.83                    15349.47
  1998/05/29      14276.37                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 115726 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment, would have grown to $14,276 - a 42.76% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. For the six months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 15.56%, 15.41%, 15.20% and 14.94%, respectively. By comparison, the growth and income funds average tracked by Lipper Analytical Services returned 11.91% and the Standard & Poor's 500 Index returned 15.06% during the same period. For the 12 months that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 32.32%, 32.29%, 31.53% and 31.21%, respectively, while the Lipper peer group returned 25.47% and the S&P 500 returned 30.69%.
Q. THE FUND'S RETURNS COMPARED VERY FAVORABLY WITH THE S&P 500. WHAT WAS THE KEY REASON?
A. The fund's strong returns were driven by good stock selection across a broad number of industries. In fact, seven of the fund's top 10 holdings at the end of the period outperformed the S&P 500 over the past six months.
Q. THREE OF THE FUND'S TOP 10 HOLDINGS WERE PHARMACEUTICAL STOCKS. WHAT DID YOU FIND ATTRACTIVE ABOUT THEM?
A. The fund owned each of these stocks for different reasons. For instance, I felt that Bristol-Myers Squibb was an undervalued growth stock. The company had an improving product pipeline and financial profile - positive attributes that I didn't think were accurately reflected in its stock price relative to other pharmaceutical stocks. As for American Home Products, I thought it was a cheap stock relative to pharmaceuticals and the market as a whole, especially after it took a beating in the fall of 1997 when its weight-loss drug Redux was recalled after having been linked with heart problems. Finally, I felt the market had unfairly punished Merck's stock on concerns that the company would struggle through the patent expirations of several of its major drugs in the years 2000 and 2001. However, I believed that management could use tight expense control and share-repurchase programs to continue to grow earnings in the short term, while developing several new drugs in its pipeline for the longer term.
Q. WHAT ABOUT THE FUND'S TWO FINANCIAL HOLDINGS IN THE TOP 10? WHAT WAS THEIR DRAW?
A. Again, the fund owned these financials for individual reasons. First, I felt Citicorp was a terrific global franchise that was extremely undervalued. When Citicorp announced its merger with Travelers in April 1998, I was even more optimistic about the strength of the combined entity. As for BankAmerica, I was enthused by a new management team taking control of an organization that had not been managed financially as well as it could have been. The company's plan to merge with NationsBank was also seen as a positive because it brings together two companies with very different strengths.
Q. MANY OF THE FUND'S TOP HOLDINGS WERE INVOLVED IN BIG MERGERS DURING THE PERIOD. HOW DID THESE ACTIONS AFFECT THE PERFORMANCE OF THE FUND?
A. In general, these deals greatly added to the fund's returns during the period. I think that big mergers are becoming a way of life in an increasingly competitive market. There is global production overcapacity in almost every industry and the only way many companies can continue to grow earnings is by merging and cutting costs. Aside from expense control, many of these mergers, such as the Citicorp deal, are strong revenue stories - meaning the companies together can grow their revenue base.
Q. WHICH OTHER INDIVIDUAL STOCKS HELPED PERFORMANCE?
A. Tyco International was the single biggest contributor to performance. The company's management team delivered strong earnings each quarter after having done a number of acquisitions over the past year. Wal-Mart, which was up almost 40% during the six-month period, and Time Warner, which was up about 30%, both added to the fund's returns. Management at both companies focused on improving earnings and revenue by building on their existing franchises, and their stock prices were duly rewarded.
Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?
A. Consolidated Stores - one of the best performers last year - suffered a correction during the period as sales of popular toys slowed down dramatically. Philip Morris - along with the other tobacco stocks - suffered as litigation intensified and Congress squeezed them for bigger settlements. Finally, Diebold's stock was hurt as bank mergers reduced the amount of money spent on ATM networks.
Q. WHAT'S YOUR OUTLOOK?
A. I will continue to position the fund with the assumption that economic growth is not accelerating. In the current environment, consumers are producing much of the strength in the economy, as industrial companies struggle with production overcapacity that has been exacerbated by declines in many Asian economies. This means I must be vigilant in seeking out strong individual companies that can continue to grow earnings and revenue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
BETH TERRANA ON HER IDEAL
STOCK:
"MY IDEAL STOCK HAS THREE GENERAL
ATTRIBUTES. FIRST, I LOOK FOR RIGOROUS
DAY-TO-DAY MANAGEMENT DIRECTED
AT MAXIMIZING PROFIT MARGINS.
SECOND, I SEEK OUT A DISCIPLINED
FOCUS ON BALANCE-SHEET
MANAGEMENT AND FREE-CASH-FLOW
GENERATION OVER MULTIPLE TIME
PERIODS. THIRD, I LIKE TO SEE A
MANAGEMENT TEAM WITH A KILLER
INSTINCT AIMED AT BEATING THE
COMPETITION AND INCREASING
MARKET SHARE.
"MY STOCK SELECTION REMAINS
PARTICULARLY FOCUSED ON COMPANIES
THAT CAN IMPROVE THEIR FINANCIAL
RETURNS IN TODAY'S COMPETITIVE
MARKET. I PAY TREMENDOUS
ATTENTION TO COMPANIES THAT ARE
IMPROVING FINANCIAL RETURNS
BECAUSE STOCK PRICES TEND TO FOLLOW
RETURNS, AND IMPROVING RETURNS
GENERALLY LEAD TO HIGHER
PRICE-TO-EARNINGS MULTIPLES - AN
IMPORTANT MEASURE OF A STOCK'S
VALUE. IN TODAY'S WORLD OF SLOWING
CORPORATE PROFIT GROWTH AND
HISTORICALLY HIGH VALUATIONS, I
THINK THAT IDENTIFYING COMPANIES
WITH THE POTENTIAL FOR
PRICE-TO-EARNINGS EXPANSION IS
CRITICAL. ONE WAY THAT COMPANIES
ARE GROWING PROFITS FROM
ALREADY-RECORD LEVELS IS BY
INSTITUTING AGGRESSIVE
COST-MANAGEMENT AND PRODUCTIVITY
INITIATIVES. I BELIEVE THAT THESE
EFFORTS ARE ESSENTIAL IN SUSTAINING
PROFIT GROWTH AND CURRENT
VALUATION LEVELS IN A SLOWING GLOBAL
ECONOMY, AND WITHIN A BUSINESS
ENVIRONMENT THAT UNIVERSALLY LACKS
PRICING POWER."
FUND FACTS
GOAL: SEEKS A HIGH TOTAL RETURN
THROUGH A COMBINATION OF
CURRENT INCOME AND CAPITAL
APPRECIATION
START DATE: DECEMBER 31, 1996
SIZE: AS OF MAY 31, 1998,
MORE THAN $448 MILLION
MANAGER: BETH TERRANA,
SINCE INCEPTION; JOINED
FIDELITY IN 1983
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                              % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE STOCKS
                                            6 MONTHS AGO

TIME WARNER, INC.             3.0           1.7

GENERAL ELECTRIC CO.          3.0           3.5

TYCO INTERNATIONAL LTD.       2.6           2.7

WAL-MART STORES, INC.         2.6           1.8

CITICORP                      2.3           1.6

BRISTOL-MYERS SQUIBB CO.      2.0           2.5

BANKAMERICA CORP.             1.7           2.2

MERCK & CO., INC.             1.5           0.7

MICROSOFT CORP.               1.5           0.8

AMERICAN HOME PRODUCTS CORP.  1.5           1.5

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

FINANCE                           17.5          18.9

RETAIL & WHOLESALE                11.6          11.3

HEALTH                            11.5          11.7

TECHNOLOGY                        9.7           6.7

INDUSTRIAL MACHINERY & EQUIPMENT  8.7           8.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 90.3
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 7.7
STOCKS  91.6%
CONVERTIBLE
SECURITIES 2.5%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.5%
STOCKS 90.8%
CONVERTIBLE
SECURITIES 1.5%
SHORT-TERM
INVESTMENTS 7.7%
FOREIGN
INVESTMENTS 5.3%
ROW: 1, COL: 1, VALUE: 91.59999999999999
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 5.9
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 90.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.6%
AlliedSignal, Inc.   40,500 $ 1,731,375
Gulfstream Aerospace Corp.   35,400  1,504,500
Textron, Inc.   55,000  4,080,313
  7,316,188
DEFENSE ELECTRONICS - 0.1%
Raytheon Co. Class B  7,800  426,563
TOTAL AEROSPACE & DEFENSE   7,742,751
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
du Pont (E.I.) de Nemours & Co.   23,800  1,832,600
Monsanto Co.   27,900  1,544,963
Sealed Air Corp. (a)  24,608  1,316,528
  4,694,091
CONSTRUCTION & REAL ESTATE - 1.9%
BUILDING MATERIALS - 1.0%
Masco Corp.   83,000  4,668,750
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Crescent Real Estate Equities, Inc.   13,100  448,675
Duke Realty Investors, Inc.   37,700  852,963
Equity Office Properties Trust   11,200  308,000
Equity Residential Properties Trust (SBI)  26,700  1,306,631
Public Storage, Inc.   34,200  1,026,000
Storage USA, Inc.   3,600  133,875
  4,076,144
TOTAL CONSTRUCTION & REAL ESTATE   8,744,894
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Federal-Mogul Corp.   9,500  562,281
Pep Boys-Manny, Moe & Jack  18,400  409,400
  971,681
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H  10,800  534,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   21,200 $ 1,963,650
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   16,500  836,344
VF Corp.   42,300  2,249,831
  3,086,175
TOTAL DURABLES   6,556,106
ENERGY - 5.4%
OIL & GAS - 5.4%
Atlantic Richfield Co.   11,300  891,288
British Petroleum PLC ADR  61,091  5,414,190
Chevron Corp.   33,200  2,651,850
Exxon Corp.   28,300  1,995,150
Mobil Corp.   29,900  2,332,200
Royal Dutch Petroleum Co.   57,300  3,212,381
Texaco, Inc.   75,100  4,337,025
Total SA sponsored ADR  22,400  1,395,800
USX-Marathon Group  61,500  2,152,500
  24,382,384
FINANCE - 17.5%
BANKS - 7.5%
Bank of New York Co., Inc.   65,800  4,022,025
BankAmerica Corp.   90,300  7,466,681
Chase Manhattan Corp.  35,400  4,812,188
Citicorp  68,800  10,259,800
Comerica, Inc.   13,950  917,213
National City Corp.   25,400  1,720,850
U.S. Bancorp  97,800  3,826,425
Wells Fargo & Co.   1,400  506,100
  33,531,282
CREDIT & OTHER FINANCE - 2.6%
American Express Co.   54,400  5,582,800
Associates First Capital Corp.   24,900  1,862,831
Household International, Inc.   28,300  3,829,344
Transamerica Corp.   2,000  230,000
  11,504,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.1%
Fannie Mae  78,000 $ 4,670,250
Freddie Mac  103,600  4,713,800
  9,384,050
INSURANCE - 2.9%
AFLAC, Inc.   29,400  1,879,763
Allstate Corp.   34,300  3,228,488
American International Group, Inc.   35,600  4,407,725
MGIC Investment Corp.   5,100  305,681
Progressive Corp.  7,500  1,034,063
Travelers Property Casualty Corp. Class A  39,800  1,654,188
UNUM Corp.   14,100  783,431
  13,293,339
SAVINGS & LOANS - 0.9%
Charter One Financial Corp.   17,660  604,855
Dime Bancorp., Inc.   53,500  1,561,531
Washington Mutual, Inc.   28,230  1,993,744
  4,160,130
SECURITIES INDUSTRY - 1.5%
Morgan Stanley, Dean Witter, Discover and Co. 32,400 2,529,225 Travelers Group, Inc. (The) 67,050 4,090,050
  6,619,275
TOTAL FINANCE   78,493,051
HEALTH - 11.1%
DRUGS & PHARMACEUTICALS - 7.0%
American Home Products Corp.   135,200  6,531,850
Amgen, Inc. (a)   8,800  532,400
Bristol-Myers Squibb Co.   83,000  8,922,500
Cytyc Corp. (a)  14,000  234,500
Lilly (Eli) & Co.   22,700  1,394,631
Merck & Co., Inc.   58,900  6,894,981
Pfizer, Inc.   14,300  1,498,819
Schering-Plough Corp.   59,100  4,945,931
SmithKline Beecham PLC ADR  11,200  602,700
  31,558,312
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.3%
Baxter International, Inc.   40,600 $ 2,321,813
Cardinal Health, Inc.   28,700  2,557,888
Guidant Corp.   2,300  148,206
Johnson & Johnson  56,400  3,895,125
McKesson Corp.  30,700  2,398,438
Medtronic, Inc.   33,000  1,835,625
St. Jude Medical, Inc. (a)  22,700  811,525
Sofamor/Danek Group, Inc. (a)  6,800  565,250
  14,533,870
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.   81,800  2,673,838
Tenet Healthcare Corp. (a)  25,800  903,000
  3,576,838
TOTAL HEALTH   49,669,020
INDUSTRIAL MACHINERY & EQUIPMENT - 8.3%
ELECTRICAL EQUIPMENT - 4.2%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  26,500  1,146,125
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  11,600
2,478,798
Emerson Electric Co.   34,600  2,101,950
General Electric Co.   159,500  13,298,313
  19,025,186
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Caterpillar, Inc.   16,200  889,988
Cooper Industries, Inc.   11,200  721,000
Ingersoll-Rand Co.   12,350  556,522
Stanley Works  64,800  3,078,000
Tyco International Ltd.  214,008  11,850,693
  17,096,203
POLLUTION CONTROL - 0.3%
Waste Management, Inc.  38,700  1,257,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   37,379,139
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 8.6%
BROADCASTING - 3.8%
Comcast Corp. Class A special  14,200 $ 486,794
Tele-Communications, Inc. (TCI Group), Series A (a)  90,500  3,105,281
Time Warner, Inc.   171,400  13,337,063
  16,929,138
ENTERTAINMENT - 1.4%
Carnival Cruise Lines, Inc. Class A  18,400  1,246,600
Disney (Walt) Co.   18,000  2,036,250
Viacom, Inc. (a):
 Class A  400  22,025
 Class B (non-vtg.)  51,500  2,832,500
  6,137,375
LODGING & GAMING - 0.0%
Four Seasons Hotels, Inc.   4,700  148,070
PUBLISHING - 2.8%
Cognizant Corp.   43,900  2,337,675
Harcourt General, Inc.   26,800  1,460,600
McGraw-Hill Companies, Inc.   37,400  2,924,213
Pearson PLC  53,500  979,613
Times Mirror Co. Class A  27,800  1,779,200
Tribune Co.   17,300  1,156,938
U.S. WEST Media Group (a)  58,900  2,182,981
  12,821,220
RESTAURANTS - 0.6%
McDonald's Corp.   41,400  2,716,875
TOTAL MEDIA & LEISURE   38,752,678
NONDURABLES - 6.9%
BEVERAGES - 0.6%
Coca-Cola Co. (The)  35,600  2,790,150
FOODS - 1.3%
Campbell Soup Co.   15,200  828,400
Dole Food, Inc.   26,200  1,210,113
Heinz (H.J.) Co.   42,300  2,244,544
Sara Lee Corp.   23,300  1,371,788
  5,654,845
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 4.1%
Avon Products, Inc.   41,000 $ 3,354,313
Clorox Co.   9,400  784,900
Gillette Co.   24,000  2,811,000
Procter & Gamble Co.   49,600  4,163,300
Unilever PLC Ord.   186,700  2,047,187
Unilever NV ADR  65,400  5,162,513
  18,323,213
TOBACCO - 0.9%
Philip Morris Companies, Inc.   113,900  4,257,013
TOTAL NONDURABLES   31,025,221
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 1.9%
Gap, Inc.   28,100  1,517,400
Payless ShoeSource, Inc. (a)  55,000  3,853,438
TJX Companies, Inc.   68,100  3,183,675
  8,554,513
DRUG STORES - 1.3%
CVS Corp.   84,275  5,915,052
GENERAL MERCHANDISE STORES - 7.0%
Consolidated Stores Corp. (a)  120,400  4,597,775
Costco Companies, Inc.   34,000  1,967,750
Dayton Hudson Corp.   64,200  2,977,275
Federated Department Stores, Inc. (a)  79,100  4,098,369
Nordstrom, Inc.   45,500  3,278,844
Proffitts, Inc. (a)  67,575  2,652,319
Wal-Mart Stores, Inc.   209,700  11,572,819
  31,145,151
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Amazon.com, Inc.   5,100  449,438
Home Depot, Inc.   69,400  5,452,238
  5,901,676
TOTAL RETAIL & WHOLESALE   51,516,392
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.6%
ADVERTISING - 1.1%
Omnicom Group, Inc.   105,000 $ 4,915,313
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   23,100  786,844
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   37,300  1,678,500
SERVICES - 0.9%
Ecolab, Inc.   71,300  2,201,388
Service Corp. International  42,628  1,742,420
ServiceMaster Co.   9,200  304,175
  4,247,983
TOTAL SERVICES   11,628,640
TECHNOLOGY - 9.2%
COMMUNICATIONS EQUIPMENT - 0.7%
Cisco Systems, Inc. (a)  12,500  945,313
Lucent Technologies, Inc.   30,000  2,128,125
  3,073,438
COMPUTER SERVICES & SOFTWARE - 2.0%
America Online, Inc. (a)  15,800  1,316,338
Microsoft Corp. (a)  81,100  6,878,294
Oracle Corp. (a)  33,800  798,525
  8,993,157
COMPUTERS & OFFICE EQUIPMENT - 4.5%
Compaq Computer Corp.   117,800  3,217,413
Diebold, Inc.   35,350  1,033,988
EMC Corp. (a)  36,000  1,491,750
Hewlett-Packard Co.   2,300  142,888
International Business Machines Corp.   44,600  5,234,925
Pitney Bowes, Inc.   78,100  3,670,700
Unisys Corp. (a)  5,700  139,650
Xerox Corp.   52,200  5,363,550
  20,294,864
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  44,700  1,430,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.5%
Altera Corp. (a)  900 $ 30,263
Intel Corp.   50,800  3,629,025
Motorola, Inc.   41,700  2,207,494
Texas Instruments, Inc.   16,900  868,238
  6,735,020
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   15,900  644,944
TOTAL TECHNOLOGY   41,171,823
UTILITIES - 3.6%
ELECTRIC UTILITY - 0.6%
Duke Energy Corp.   19,100  1,100,638
Entergy Corp.  15,900  418,369
PG&E Corp.   33,700  1,061,551
  2,580,558
TELEPHONE SERVICES - 3.0%
AT&T Corp.   69,900  4,255,163
Frontier Corp.   11,600  353,075
GTE Corp.   30,900  1,801,856
MCI Communications Corp.   78,100  4,175,909
SBC Communications, Inc.   9,900  384,863
Sprint Corp.   11,500  825,125
WorldCom, Inc. (a)  35,805  1,629,128
  13,425,119
TOTAL UTILITIES   16,005,677
TOTAL COMMON STOCKS
(Cost $356,642,984)   407,761,867
CONVERTIBLE PREFERRED STOCKS - 0.5%
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Sealed Air Corp., Series A, $2.00  2,755  153,419
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
McKesson Financing Trust $2.50 TOPRS (c)  3,600 $ 383,850
McKesson Financing Trust $2.50  14,400  1,535,400
  1,919,250
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,422,764)   2,072,669
CORPORATE BONDS - 1.0%
 MOODY'S RATINGS (D) PRINCIPAL
  AMOUNT
CONVERTIBLE BONDS - 1.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.1%
ANTEC Corp. 4 1/2%, 5/15/03 (c)  B2 $ 270,000  283,500
POLLUTION CONTROL - 0.3%
USA Waste Services, Inc. 4%, 2/1/02  Ba2  936,000  1,144,235
United Waste Systems, Inc. 4 1/2%, 6/1/01  Ba3  239,000  380,010
  1,524,245
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,807,745
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.0%
Federated Department Stores, Inc. 5%, 10/1/03 Baa 121,000 185,811 RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  307,000  529,575
TOTAL RETAIL & WHOLESALE   715,386
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
EMC Corp. 3 1/4%, 3/15/02  Ba3  357,000  677,408
Unisys Corp. 8 1/4%, 3/15/06  B-  300,000  1,104,000
  1,781,408
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp. 4 1/4%, 1/1/03 (c)  Ba2 $ 270,000 $ 288,563
TOTAL TECHNOLOGY   2,069,971
TOTAL CORPORATE BONDS
(Cost $3,673,456)   4,593,102
CASH EQUIVALENTS - 7.7%
 SHARES
Taxable Central Cash Fund (b)
(Cost $34,737,144)    34,737,144  34,737,144
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $396,476,348)  $ 449,164,782
SECURITY TYPE ABBREVIATIONS
TOPRS - Trust Originated Preferred
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $955,913 or 0.2% of net assets.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $396,506,614. Net unrealized appreciation aggregated $52,658,168, of which $59,480,917 related to appreciated investment securities and $6,822,749 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $396,476,348) -                 $ 449,164,782
SEE ACCOMPANYING SCHEDULE

CASH                                                                      5,135

RECEIVABLE FOR INVESTMENTS SOLD                                           1,816,558

RECEIVABLE FOR FUND SHARES SOLD                                           3,856,742

DIVIDENDS RECEIVABLE                                                      542,624

INTEREST RECEIVABLE                                                       163,073

PREPAID EXPENSES                                                          5,789

 TOTAL ASSETS                                                             455,554,703

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 5,874,879

PAYABLE FOR FUND SHARES REDEEMED                             515,013

ACCRUED MANAGEMENT FEE                                       180,382

DISTRIBUTION FEES PAYABLE                                    176,076

OTHER PAYABLES AND ACCRUED EXPENSES                          162,731

 TOTAL LIABILITIES                                                        6,909,081

NET ASSETS                                                               $ 448,645,622

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 394,240,614

UNDISTRIBUTED NET INVESTMENT INCOME                                       157,602

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     1,559,417
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 52,687,989
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 448,645,622


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.18
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($15,976,973 (DIVIDED BY) 1,126,903 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.18)         $15.05

CLASS T:                                                       $14.15
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($254,188,899 (DIVIDED BY) 17,961,403 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.15)         $14.66

CLASS B:                                                       $14.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($72,766,090 (DIVIDED BY) 5,161,303 SHARES) A

CLASS C:                                                       $14.09
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,015,816 (DIVIDED BY) 1,278,240 SHARES) A

INSTITUTIONAL CLASS:                                           $14.19
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($87,697,844 (DIVIDED BY) 6,181,896 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                          SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 2,128,065
DIVIDENDS

INTEREST                                                                606,154

 TOTAL INCOME                                                           2,734,219

EXPENSES

MANAGEMENT FEE                                            $ 823,577

TRANSFER AGENT FEES                                        328,823

DISTRIBUTION FEES                                          758,819

ACCOUNTING FEES AND EXPENSES                               102,085

NON-INTERESTED TRUSTEES' COMPENSATION                      553

CUSTODIAN FEES AND EXPENSES                                14,879

REGISTRATION FEES                                          107,197

AUDIT                                                      10,750

LEGAL                                                      889

MISCELLANEOUS                                              4,036

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,151,608

 EXPENSE REDUCTIONS                                        (946)        2,150,662

NET INVESTMENT INCOME                                                   583,557

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,641,650

 FOREIGN CURRENCY TRANSACTIONS                             (1,061)      1,640,589

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     41,828,743

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (420)        41,828,323

NET GAIN (LOSS)                                                         43,468,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 44,052,469
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   DECEMBER 31, 1996
                                                        MAY 31, 1998       (COMMENCEMENT
                                                       (UNAUDITED)         OF OPERATIONS) TO
                                                                           NOVEMBER 30, 1997
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 583,557         $ 163,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 1,640,589         3,673,124

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     41,828,323        10,859,666

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          44,052,469        14,695,886
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (504,890)         (84,141)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (3,582,948)       -

 TOTAL DISTRIBUTIONS                                      (4,087,838)       (84,141)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              165,109,488       228,959,758

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 205,074,119       243,571,503

NET ASSETS

 BEGINNING OF PERIOD                                      243,571,503       -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 448,645,622     $ 243,571,503
INCOME OF $157,602 AND $78,935, RESPECTIVELY)

FINANCIAL HIGHLIGHTS - CLASS A
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                       (UNAUDITED)        1997  E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.47            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .03                .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.88               2.46

 TOTAL FROM INVESTMENT OPERATIONS                       1.91               2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.02)              (.03)

 FROM NET REALIZED GAIN                                 (.18)              -

 TOTAL DISTRIBUTIONS                                    (.20)              (.03)

NET ASSET VALUE, END OF PERIOD                         $ 14.18            $ 12.47

TOTAL RETURN B, C                                       15.56%             25.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 15,977           $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.23% A            1.50% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .43% A             .34% A

PORTFOLIO TURNOVER                                      43% A              82% A

AVERAGE COMMISSION RATE G                              $ .0396            $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                      (UNAUDITED)         1997  E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.46           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                               .02               .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.87              2.45

 TOTAL FROM INVESTMENT OPERATIONS                       1.89              2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.02)             (.02)

 FROM NET REALIZED GAIN                                 (.18)             -

 TOTAL DISTRIBUTIONS                                    (.20)             (.02)

NET ASSET VALUE, END OF PERIOD                         $ 14.15            $ 12.46

TOTAL RETURN  B, C                                      15.41%            24.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 254,189         $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.35%  A         1.59%  A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .30%  A          .24%  A

PORTFOLIO TURNOVER                                      43%  A           82%  A

AVERAGE COMMISSION RATE  F                             $ .0396           $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                              MAY 31, 1998       NOVEMBER 30,
                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.41            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.01)              (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.87               2.46

 TOTAL FROM INVESTMENT OPERATIONS                              1.86               2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    -                  (.01)

 FROM NET REALIZED GAIN                                        (.17)              -

 TOTAL DISTRIBUTIONS                                           (.17)              (.01)

NET ASSET VALUE, END OF PERIOD                                $ 14.10             $ 12.41

TOTAL RETURN B, C                                              15.20%             24.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 72,766            $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.89% A            2.25% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.22)% A           (.42)% A

PORTFOLIO TURNOVER                                             43% A              82% A

AVERAGE COMMISSION RATE G                                     $ .0396             $ .0345


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                              MAY 31, 1998       NOVEMBER 30,
                                                              (UNAUDITED)        1997  E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.45            $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)             -

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.86              .23

 TOTAL FROM INVESTMENT OPERATIONS                              1.83              .23

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.01)             -

 FROM NET REALIZED GAIN                                        (.18)             -

 TOTAL DISTRIBUTIONS                                           (.19)             -

NET ASSET VALUE, END OF PERIOD                                $ 14.09           $ 12.45

TOTAL RETURN  B, C                                             14.94%            1.88%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 18,016          $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.22%  A          2.24%  A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.50)%  A         .19%  A

PORTFOLIO TURNOVER                                             43%  A            82%  A

AVERAGE COMMISSION RATE  G                                    $ .0396           $ .0345


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                       (UNAUDITED)        1997  E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.47            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                               .06                .07

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.88               2.45

 TOTAL FROM INVESTMENT OPERATIONS                       1.94               2.52

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.04)              (.05)

 FROM NET REALIZED GAIN                                 (.18)              -

 TOTAL DISTRIBUTIONS                                    (.22)              (.05)

NET ASSET VALUE, END OF PERIOD                         $ 14.19             $ 12.47

TOTAL RETURN  B, C                                      15.82%             25.26%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 87,698            $ 73,911

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .78%  A            1.19%  A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .87%  A            .64%  A

PORTFOLIO TURNOVER                                      43%  A             82%  A

AVERAGE COMMISSION RATE  F                             $ .0396             $ .0345

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $211,076,334 and $67,529,615, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A   .25%

CLASS T   .50%

CLASS B   1.00% *

CLASS C   1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 13,616   $ -

CLASS T    478,542    14,066

CLASS B    232,012    174,009

CLASS C    34,649     34,649

          $ 758,819  $ 222,724

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A   $ 3,228

CLASS T    11,884

CLASS B    7,541

CLASS C    6,895

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 152,137  $ 52,422

CLASS T    359,586    129,233

CLASS B    40,998     40,998 *

CLASS C    2,646      2,646 *

          $ 555,367  $ 225,299

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 13,583   .25% *

CLASS T                 194,868   .21% *

CLASS B                 53,099    .23% *

CLASS C                 8,162     .24% *

INSTITUTIONAL CLASS     59,111    .15% *

                       $ 328,823

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $30,366 for the period.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $834 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT CREDITS

CLASS T   $ 112

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 14% of the outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   PERIOD ENDED

                            MAY 31,            NOVEMBER 30,
                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 14,009           $ 4,677

CLASS T                      254,780            67,952

CLASS B                      -                  5,594

CLASS C                      638                -

INSTITUTIONAL CLASS          235,463            5,918

TOTAL                       $ 504,890          $ 84,141

FROM NET REALIZED GAIN

CLASS A                     $ 105,066          $ -

CLASS T                      1,992,661          -

CLASS B                      413,463            -

CLASS C                      11,485             -

INSTITUTIONAL CLASS          1,060,273          -

TOTAL                       $ 3,582,948        $ -

A DISTRIBUTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
                                MAY 31,            NOVEMBER 30,   MAY 31,            NOVEMBER 30,

                                1998               1997 A, B      1998               1997 A, B



CLASS A                          630,372            602,316       $ 8,594,728        $ 6,949,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    8,628              371            106,361            4,174

SHARES REDEEMED                  (71,446)           (43,338)       (976,119)          (516,701)

NET INCREASE (DECREASE)                                           $ 7,724,970        $ 6,437,068
                                567,554            559,349

CLASS T                          8,642,308          11,672,407    $ 116,771,942      $ 134,104,051
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    175,115            5,937          2,154,148          65,332

SHARES REDEEMED                  (1,568,906)        (965,458)      (21,040,721)       (11,488,641)

NET INCREASE (DECREASE)                                           $ 97,885,369       $ 122,680,742
                                7,248,517          10,712,886

CLASS B                          2,997,639          2,511,450     $ 40,896,578       $ 28,415,273
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    27,649             485            336,781            5,015

SHARES REDEEMED                  (186,063)          (189,857)      (2,488,628)        (2,180,901)

NET INCREASE (DECREASE)                                           $ 38,744,731       $ 26,239,387
                                2,839,225          2,322,078

CLASS C                          1,270,694          31,363        $ 17,382,229       $ 386,538
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    802                -              9,788              -

SHARES REDEEMED                  (24,619)           -              (335,160)          -

NET INCREASE (DECREASE)                                           $ 17,056,857       $ 386,538
                                1,246,877          31,363

INSTITUTIONAL CLASS              1,114,017          6,390,332     $ 15,196,475       $ 78,506,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    93,412             365            1,153,748          4,097

SHARES REDEEMED                  (951,308)          (464,922)      (12,652,662)       (5,294,349)

NET INCREASE (DECREASE)                                           $ 3,697,561        $ 73,216,023
                                256,121            5,925,775


A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,247

CLASS T                52,505

CLASS B                14,930

CLASS C                14,479

INSTITUTIONAL CLASS    17,036

                      $ 107,197





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GROWTH & INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 29  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH & INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998              PAST 6  PAST 1  LIFE OF
                                        MONTHS  YEAR    FUND

FIDELITY ADV GROWTH & INCOME - INST CL  15.82%  32.97%  45.08%

S&P 500(REGISTERED TRADEMARK)           15.06%  30.69%  50.86%

GROWTH & INCOME FUNDS AVERAGE           11.91%  25.47%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 734 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998              PAST 1  LIFE OF
                                        YEAR    FUND

FIDELITY ADV GROWTH & INCOME - INST CL  32.97%  30.04%

S&P 500                                 30.69%  33.67%

GROWTH & INCOME FUNDS AVERAGE           25.47%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL I    S&P 500
             00276                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10220.00                    10624.80
  1997/02/28      10290.00                    10708.10
  1997/03/31       9818.94                    10268.10
  1997/04/30      10349.96                    10881.11
  1997/05/31      10911.04                    11543.55
  1997/06/30      11452.03                    12060.70
  1997/07/31      12395.50                    13020.37
  1997/08/31      11753.14                    12290.97
  1997/09/30      12365.39                    12964.15
  1997/10/31      11993.72                    12531.14
  1997/11/30      12526.11                    13111.21
  1997/12/31      12823.00                    13336.33
  1998/01/31      12894.47                    13483.83
  1998/02/28      13772.48                    14456.28
  1998/03/31      14487.60                    15196.59
  1998/04/30      14600.07                    15349.47
  1998/05/29      14508.05                    15085.61
IMATRL PRASUN   SHR__CHT 19980531 19980624 115823 R00000000000020
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $14,508 - a 45.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,086 - a 50.86% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. For the six months that ended May 31, 1998, the fund's Institutional Class shares returned 15.82%. By comparison, the growth and income funds average tracked by Lipper Analytical Services returned 11.91% and the Standard & Poor's 500 Index returned 15.06% during the same period. For the 12 months that ended May 31, 1998, the fund's Institutional Class shares returned 32.97%, while the Lipper peer group returned 25.47% and the S&P 500 returned 30.69%.
Q. THE FUND'S RETURNS COMPARED VERY FAVORABLY WITH THE S&P 500. WHAT WAS THE KEY REASON?
A. The fund's strong returns were driven by good stock selection across a broad number of industries. In fact, seven of the fund's top 10 holdings at the end of the period outperformed the S&P 500 over the past six months.
Q. THREE OF THE FUND'S TOP 10 HOLDINGS WERE PHARMACEUTICAL STOCKS. WHAT DID YOU FIND ATTRACTIVE ABOUT THEM?
A. The fund owned each of these stocks for different reasons. For instance, I felt that Bristol-Myers Squibb was an undervalued growth stock. The company had an improving product pipeline and financial profile - positive attributes that I didn't think were accurately reflected in its stock price relative to other pharmaceutical stocks. As for American Home Products, I thought it was a cheap stock relative to pharmaceuticals and the market as a whole, especially after it took a beating in the fall of 1997 when its weight-loss drug Redux was recalled after having been linked with heart problems. Finally, I felt the market had unfairly punished Merck's stock on concerns that the company would struggle through the patent expirations of several of its major drugs in the years 2000 and 2001. However, I believed that management could use tight expense control and share-repurchase programs to continue to grow earnings in the short term, while developing several new drugs in its pipeline for the longer term.
Q. WHAT ABOUT THE FUND'S TWO FINANCIAL HOLDINGS IN THE TOP 10? WHAT WAS THEIR DRAW?
A. Again, the fund owned these financials for individual reasons. First, I felt Citicorp was a terrific global franchise that was extremely undervalued. When Citicorp announced its merger with Travelers in April 1998, I was even more optimistic about the strength of the combined entity. As for BankAmerica, I was enthused by a new management team taking control of an organization that had not been managed financially as well as it could have been. The company's plan to merge with NationsBank was also seen as a positive because it brings together two companies with very different strengths.
Q. MANY OF THE FUND'S TOP HOLDINGS WERE INVOLVED IN BIG MERGERS DURING THE PERIOD. HOW DID THESE ACTIONS AFFECT THE PERFORMANCE OF THE FUND?
A. In general, these deals greatly added to the fund's returns during the period. I think that big mergers are becoming a way of life in an increasingly competitive market. There is global production overcapacity in almost every industry and the only way many companies can continue to grow earnings is by merging and cutting costs. Aside from expense control, many of these mergers, such as the Citicorp deal, are strong revenue stories - meaning the companies together can grow their revenue base.
Q. WHICH OTHER INDIVIDUAL STOCKS HELPED PERFORMANCE?
A. Tyco International was the single biggest contributor to performance. The company's management team delivered strong earnings each quarter after having done a number of acquisitions over the past year. Wal-Mart, which was up almost 40% during the six-month period, and Time Warner, which was up about 30%, both added to the fund's returns. Management at both companies focused on improving earnings and revenue by building on their existing franchises, and their stock prices were duly rewarded.
Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?
A. Consolidated Stores - one of the best performers last year - suffered a correction during the period as sales of popular toys slowed down dramatically. Philip Morris - along with the other tobacco stocks - suffered as litigation intensified and Congress squeezed them for bigger settlements. Finally, Diebold's stock was hurt as bank mergers reduced the amount of money spent on ATM networks.
Q. WHAT'S YOUR OUTLOOK?
A. I will continue to position the fund with the assumption that economic growth is not accelerating. In the current environment, consumers are producing much of the strength in the economy, as industrial companies struggle with production overcapacity that has been exacerbated by declines in many Asian economies. This means I must be vigilant in seeking out strong individual companies that can continue to grow earnings and revenue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
BETH TERRANA ON HER IDEAL
STOCK:
"MY IDEAL STOCK HAS THREE GENERAL
ATTRIBUTES. FIRST, I LOOK FOR RIGOROUS
DAY-TO-DAY MANAGEMENT DIRECTED
AT MAXIMIZING PROFIT MARGINS.
SECOND, I SEEK OUT A DISCIPLINED
FOCUS ON BALANCE-SHEET
MANAGEMENT AND FREE-CASH-FLOW
GENERATION OVER MULTIPLE TIME
PERIODS. THIRD, I LIKE TO SEE A
MANAGEMENT TEAM WITH A KILLER
INSTINCT AIMED AT BEATING THE
COMPETITION AND INCREASING
MARKET SHARE.
"MY STOCK SELECTION REMAINS
PARTICULARLY FOCUSED ON COMPANIES
THAT CAN IMPROVE THEIR FINANCIAL
RETURNS IN TODAY'S COMPETITIVE
MARKET. I PAY TREMENDOUS
ATTENTION TO COMPANIES THAT ARE
IMPROVING FINANCIAL RETURNS
BECAUSE STOCK PRICES TEND TO FOLLOW
RETURNS, AND IMPROVING RETURNS
GENERALLY LEAD TO HIGHER
PRICE-TO-EARNINGS MULTIPLES - AN
IMPORTANT MEASURE OF A STOCK'S
VALUE. IN TODAY'S WORLD OF SLOWING
CORPORATE PROFIT GROWTH AND
HISTORICALLY HIGH VALUATIONS, I
THINK THAT IDENTIFYING COMPANIES
WITH THE POTENTIAL FOR
PRICE-TO-EARNINGS EXPANSION IS
CRITICAL. ONE WAY THAT COMPANIES
ARE GROWING PROFITS FROM
ALREADY-RECORD LEVELS IS BY
INSTITUTING AGGRESSIVE
COST-MANAGEMENT AND PRODUCTIVITY
INITIATIVES. I BELIEVE THAT THESE
EFFORTS ARE ESSENTIAL IN SUSTAINING
PROFIT GROWTH AND CURRENT
VALUATION LEVELS IN A SLOWING GLOBAL
ECONOMY, AND WITHIN A BUSINESS
ENVIRONMENT THAT UNIVERSALLY LACKS
PRICING POWER."
FUND FACTS
GOAL: SEEKS A HIGH TOTAL RETURN
THROUGH A COMBINATION OF
CURRENT INCOME AND CAPITAL
APPRECIATION
START DATE: DECEMBER 31, 1996
SIZE: AS OF MAY 31, 1998,
MORE THAN $448 MILLION
MANAGER: BETH TERRANA,
SINCE INCEPTION; JOINED
FIDELITY IN 1983
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                              % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE STOCKS
                                            6 MONTHS AGO

TIME WARNER, INC.             3.0           1.7

GENERAL ELECTRIC CO.          3.0           3.5

TYCO INTERNATIONAL LTD.       2.6           2.7

WAL-MART STORES, INC.         2.6           1.8

CITICORP                      2.3           1.6

BRISTOL-MYERS SQUIBB CO.      2.0           2.5

BANKAMERICA CORP.             1.7           2.2

MERCK & CO., INC.             1.5           0.7

MICROSOFT CORP.               1.5           0.8

AMERICAN HOME PRODUCTS CORP.  1.5           1.5

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

FINANCE                           17.5          18.9

RETAIL & WHOLESALE                11.6          11.3

HEALTH                            11.5          11.7

TECHNOLOGY                        9.7           6.7

INDUSTRIAL MACHINERY & EQUIPMENT  8.7           8.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 90.3
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 7.7
STOCKS  91.6%
CONVERTIBLE
SECURITIES 2.5%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.5%
STOCKS 90.8%
CONVERTIBLE
SECURITIES 1.5%
SHORT-TERM
INVESTMENTS 7.7%
FOREIGN
INVESTMENTS 5.3%
ROW: 1, COL: 1, VALUE: 91.59999999999999
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 5.9
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 90.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.6%
AlliedSignal, Inc.   40,500 $ 1,731,375
Gulfstream Aerospace Corp.   35,400  1,504,500
Textron, Inc.   55,000  4,080,313
  7,316,188
DEFENSE ELECTRONICS - 0.1%
Raytheon Co. Class B  7,800  426,563
TOTAL AEROSPACE & DEFENSE   7,742,751
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
du Pont (E.I.) de Nemours & Co.   23,800  1,832,600
Monsanto Co.   27,900  1,544,963
Sealed Air Corp. (a)  24,608  1,316,528
  4,694,091
CONSTRUCTION & REAL ESTATE - 1.9%
BUILDING MATERIALS - 1.0%
Masco Corp.   83,000  4,668,750
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Crescent Real Estate Equities, Inc.   13,100  448,675
Duke Realty Investors, Inc.   37,700  852,963
Equity Office Properties Trust   11,200  308,000
Equity Residential Properties Trust (SBI)  26,700  1,306,631
Public Storage, Inc.   34,200  1,026,000
Storage USA, Inc.   3,600  133,875
  4,076,144
TOTAL CONSTRUCTION & REAL ESTATE   8,744,894
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Federal-Mogul Corp.   9,500  562,281
Pep Boys-Manny, Moe & Jack  18,400  409,400
  971,681
CONSUMER ELECTRONICS - 0.1%
General Motors Corp. Class H  10,800  534,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   21,200 $ 1,963,650
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   16,500  836,344
VF Corp.   42,300  2,249,831
  3,086,175
TOTAL DURABLES   6,556,106
ENERGY - 5.4%
OIL & GAS - 5.4%
Atlantic Richfield Co.   11,300  891,288
British Petroleum PLC ADR  61,091  5,414,190
Chevron Corp.   33,200  2,651,850
Exxon Corp.   28,300  1,995,150
Mobil Corp.   29,900  2,332,200
Royal Dutch Petroleum Co.   57,300  3,212,381
Texaco, Inc.   75,100  4,337,025
Total SA sponsored ADR  22,400  1,395,800
USX-Marathon Group  61,500  2,152,500
  24,382,384
FINANCE - 17.5%
BANKS - 7.5%
Bank of New York Co., Inc.   65,800  4,022,025
BankAmerica Corp.   90,300  7,466,681
Chase Manhattan Corp.  35,400  4,812,188
Citicorp  68,800  10,259,800
Comerica, Inc.   13,950  917,213
National City Corp.   25,400  1,720,850
U.S. Bancorp  97,800  3,826,425
Wells Fargo & Co.   1,400  506,100
  33,531,282
CREDIT & OTHER FINANCE - 2.6%
American Express Co.   54,400  5,582,800
Associates First Capital Corp.   24,900  1,862,831
Household International, Inc.   28,300  3,829,344
Transamerica Corp.   2,000  230,000
  11,504,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.1%
Fannie Mae  78,000 $ 4,670,250
Freddie Mac  103,600  4,713,800
  9,384,050
INSURANCE - 2.9%
AFLAC, Inc.   29,400  1,879,763
Allstate Corp.   34,300  3,228,488
American International Group, Inc.   35,600  4,407,725
MGIC Investment Corp.   5,100  305,681
Progressive Corp.  7,500  1,034,063
Travelers Property Casualty Corp. Class A  39,800  1,654,188
UNUM Corp.   14,100  783,431
  13,293,339
SAVINGS & LOANS - 0.9%
Charter One Financial Corp.   17,660  604,855
Dime Bancorp., Inc.   53,500  1,561,531
Washington Mutual, Inc.   28,230  1,993,744
  4,160,130
SECURITIES INDUSTRY - 1.5%
Morgan Stanley, Dean Witter, Discover and Co. 32,400 2,529,225 Travelers Group, Inc. (The) 67,050 4,090,050
  6,619,275
TOTAL FINANCE   78,493,051
HEALTH - 11.1%
DRUGS & PHARMACEUTICALS - 7.0%
American Home Products Corp.   135,200  6,531,850
Amgen, Inc. (a)   8,800  532,400
Bristol-Myers Squibb Co.   83,000  8,922,500
Cytyc Corp. (a)  14,000  234,500
Lilly (Eli) & Co.   22,700  1,394,631
Merck & Co., Inc.   58,900  6,894,981
Pfizer, Inc.   14,300  1,498,819
Schering-Plough Corp.   59,100  4,945,931
SmithKline Beecham PLC ADR  11,200  602,700
  31,558,312
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.3%
Baxter International, Inc.   40,600 $ 2,321,813
Cardinal Health, Inc.   28,700  2,557,888
Guidant Corp.   2,300  148,206
Johnson & Johnson  56,400  3,895,125
McKesson Corp.  30,700  2,398,438
Medtronic, Inc.   33,000  1,835,625
St. Jude Medical, Inc. (a)  22,700  811,525
Sofamor/Danek Group, Inc. (a)  6,800  565,250
  14,533,870
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.   81,800  2,673,838
Tenet Healthcare Corp. (a)  25,800  903,000
  3,576,838
TOTAL HEALTH   49,669,020
INDUSTRIAL MACHINERY & EQUIPMENT - 8.3%
ELECTRICAL EQUIPMENT - 4.2%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  26,500  1,146,125
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  11,600
2,478,798
Emerson Electric Co.   34,600  2,101,950
General Electric Co.   159,500  13,298,313
  19,025,186
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
Caterpillar, Inc.   16,200  889,988
Cooper Industries, Inc.   11,200  721,000
Ingersoll-Rand Co.   12,350  556,522
Stanley Works  64,800  3,078,000
Tyco International Ltd.  214,008  11,850,693
  17,096,203
POLLUTION CONTROL - 0.3%
Waste Management, Inc.  38,700  1,257,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   37,379,139
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 8.6%
BROADCASTING - 3.8%
Comcast Corp. Class A special  14,200 $ 486,794
Tele-Communications, Inc. (TCI Group), Series A (a)  90,500  3,105,281
Time Warner, Inc.   171,400  13,337,063
  16,929,138
ENTERTAINMENT - 1.4%
Carnival Cruise Lines, Inc. Class A  18,400  1,246,600
Disney (Walt) Co.   18,000  2,036,250
Viacom, Inc. (a):
 Class A  400  22,025
 Class B (non-vtg.)  51,500  2,832,500
  6,137,375
LODGING & GAMING - 0.0%
Four Seasons Hotels, Inc.   4,700  148,070
PUBLISHING - 2.8%
Cognizant Corp.   43,900  2,337,675
Harcourt General, Inc.   26,800  1,460,600
McGraw-Hill Companies, Inc.   37,400  2,924,213
Pearson PLC  53,500  979,613
Times Mirror Co. Class A  27,800  1,779,200
Tribune Co.   17,300  1,156,938
U.S. WEST Media Group (a)  58,900  2,182,981
  12,821,220
RESTAURANTS - 0.6%
McDonald's Corp.   41,400  2,716,875
TOTAL MEDIA & LEISURE   38,752,678
NONDURABLES - 6.9%
BEVERAGES - 0.6%
Coca-Cola Co. (The)  35,600  2,790,150
FOODS - 1.3%
Campbell Soup Co.   15,200  828,400
Dole Food, Inc.   26,200  1,210,113
Heinz (H.J.) Co.   42,300  2,244,544
Sara Lee Corp.   23,300  1,371,788
  5,654,845
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 4.1%
Avon Products, Inc.   41,000 $ 3,354,313
Clorox Co.   9,400  784,900
Gillette Co.   24,000  2,811,000
Procter & Gamble Co.   49,600  4,163,300
Unilever PLC Ord.   186,700  2,047,187
Unilever NV ADR  65,400  5,162,513
  18,323,213
TOBACCO - 0.9%
Philip Morris Companies, Inc.   113,900  4,257,013
TOTAL NONDURABLES   31,025,221
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 1.9%
Gap, Inc.   28,100  1,517,400
Payless ShoeSource, Inc. (a)  55,000  3,853,438
TJX Companies, Inc.   68,100  3,183,675
  8,554,513
DRUG STORES - 1.3%
CVS Corp.   84,275  5,915,052
GENERAL MERCHANDISE STORES - 7.0%
Consolidated Stores Corp. (a)  120,400  4,597,775
Costco Companies, Inc.   34,000  1,967,750
Dayton Hudson Corp.   64,200  2,977,275
Federated Department Stores, Inc. (a)  79,100  4,098,369
Nordstrom, Inc.   45,500  3,278,844
Proffitts, Inc. (a)  67,575  2,652,319
Wal-Mart Stores, Inc.   209,700  11,572,819
  31,145,151
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Amazon.com, Inc.   5,100  449,438
Home Depot, Inc.   69,400  5,452,238
  5,901,676
TOTAL RETAIL & WHOLESALE   51,516,392
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.6%
ADVERTISING - 1.1%
Omnicom Group, Inc.   105,000 $ 4,915,313
LEASING & RENTAL - 0.2%
Ryder Systems, Inc.   23,100  786,844
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   37,300  1,678,500
SERVICES - 0.9%
Ecolab, Inc.   71,300  2,201,388
Service Corp. International  42,628  1,742,420
ServiceMaster Co.   9,200  304,175
  4,247,983
TOTAL SERVICES   11,628,640
TECHNOLOGY - 9.2%
COMMUNICATIONS EQUIPMENT - 0.7%
Cisco Systems, Inc. (a)  12,500  945,313
Lucent Technologies, Inc.   30,000  2,128,125
  3,073,438
COMPUTER SERVICES & SOFTWARE - 2.0%
America Online, Inc. (a)  15,800  1,316,338
Microsoft Corp. (a)  81,100  6,878,294
Oracle Corp. (a)  33,800  798,525
  8,993,157
COMPUTERS & OFFICE EQUIPMENT - 4.5%
Compaq Computer Corp.   117,800  3,217,413
Diebold, Inc.   35,350  1,033,988
EMC Corp. (a)  36,000  1,491,750
Hewlett-Packard Co.   2,300  142,888
International Business Machines Corp.   44,600  5,234,925
Pitney Bowes, Inc.   78,100  3,670,700
Unisys Corp. (a)  5,700  139,650
Xerox Corp.   52,200  5,363,550
  20,294,864
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  44,700  1,430,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.5%
Altera Corp. (a)  900 $ 30,263
Intel Corp.   50,800  3,629,025
Motorola, Inc.   41,700  2,207,494
Texas Instruments, Inc.   16,900  868,238
  6,735,020
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   15,900  644,944
TOTAL TECHNOLOGY   41,171,823
UTILITIES - 3.6%
ELECTRIC UTILITY - 0.6%
Duke Energy Corp.   19,100  1,100,638
Entergy Corp.  15,900  418,369
PG&E Corp.   33,700  1,061,551
  2,580,558
TELEPHONE SERVICES - 3.0%
AT&T Corp.   69,900  4,255,163
Frontier Corp.   11,600  353,075
GTE Corp.   30,900  1,801,856
MCI Communications Corp.   78,100  4,175,909
SBC Communications, Inc.   9,900  384,863
Sprint Corp.   11,500  825,125
WorldCom, Inc. (a)  35,805  1,629,128
  13,425,119
TOTAL UTILITIES   16,005,677
TOTAL COMMON STOCKS
(Cost $356,642,984)   407,761,867
CONVERTIBLE PREFERRED STOCKS - 0.5%
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Sealed Air Corp., Series A, $2.00  2,755  153,419
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
McKesson Financing Trust $2.50 TOPRS (c)  3,600 $ 383,850
McKesson Financing Trust $2.50  14,400  1,535,400
  1,919,250
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,422,764)   2,072,669
CORPORATE BONDS - 1.0%
 MOODY'S RATINGS (D) PRINCIPAL
  AMOUNT
CONVERTIBLE BONDS - 1.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.1%
ANTEC Corp. 4 1/2%, 5/15/03 (c)  B2 $ 270,000  283,500
POLLUTION CONTROL - 0.3%
USA Waste Services, Inc. 4%, 2/1/02  Ba2  936,000  1,144,235
United Waste Systems, Inc. 4 1/2%, 6/1/01  Ba3  239,000  380,010
  1,524,245
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,807,745
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.0%
Federated Department Stores, Inc. 5%, 10/1/03 Baa 121,000 185,811 RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  307,000  529,575
TOTAL RETAIL & WHOLESALE   715,386
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
EMC Corp. 3 1/4%, 3/15/02  Ba3  357,000  677,408
Unisys Corp. 8 1/4%, 3/15/06  B-  300,000  1,104,000
  1,781,408
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.1%
Thermo Electron Corp. 4 1/4%, 1/1/03 (c)  Ba2 $ 270,000 $ 288,563
TOTAL TECHNOLOGY   2,069,971
TOTAL CORPORATE BONDS
(Cost $3,673,456)   4,593,102
CASH EQUIVALENTS - 7.7%
 SHARES
Taxable Central Cash Fund (b)
(Cost $34,737,144)    34,737,144  34,737,144
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $396,476,348)  $ 449,164,782
SECURITY TYPE ABBREVIATIONS
TOPRS - Trust Originated Preferred
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $955,913 or 0.2% of net assets.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $396,506,614. Net unrealized appreciation aggregated $52,658,168, of which $59,480,917 related to appreciated investment securities and $6,822,749 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                               MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $396,476,348) -                 $ 449,164,782
SEE ACCOMPANYING SCHEDULE

CASH                                                                      5,135

RECEIVABLE FOR INVESTMENTS SOLD                                           1,816,558

RECEIVABLE FOR FUND SHARES SOLD                                           3,856,742

DIVIDENDS RECEIVABLE                                                      542,624

INTEREST RECEIVABLE                                                       163,073

PREPAID EXPENSES                                                          5,789

 TOTAL ASSETS                                                             455,554,703

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 5,874,879

PAYABLE FOR FUND SHARES REDEEMED                             515,013

ACCRUED MANAGEMENT FEE                                       180,382

DISTRIBUTION FEES PAYABLE                                    176,076

OTHER PAYABLES AND ACCRUED EXPENSES                          162,731

 TOTAL LIABILITIES                                                        6,909,081

NET ASSETS                                                               $ 448,645,622

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 394,240,614

UNDISTRIBUTED NET INVESTMENT INCOME                                       157,602

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     1,559,417
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 52,687,989
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                               $ 448,645,622


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $14.18
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($15,976,973 (DIVIDED BY) 1,126,903 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $14.18)         $15.05

CLASS T:                                                       $14.15
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($254,188,899 (DIVIDED BY) 17,961,403 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $14.15)         $14.66

CLASS B:                                                       $14.10
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($72,766,090 (DIVIDED BY) 5,161,303 SHARES) A

CLASS C:                                                       $14.09
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($18,015,816 (DIVIDED BY) 1,278,240 SHARES) A

INSTITUTIONAL CLASS:                                           $14.19
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($87,697,844 (DIVIDED BY) 6,181,896 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 2,128,065
DIVIDENDS

INTEREST                                                                606,154

 TOTAL INCOME                                                           2,734,219

EXPENSES

MANAGEMENT FEE                                            $ 823,577

TRANSFER AGENT FEES                                        328,823

DISTRIBUTION FEES                                          758,819

ACCOUNTING FEES AND EXPENSES                               102,085

NON-INTERESTED TRUSTEES' COMPENSATION                      553

CUSTODIAN FEES AND EXPENSES                                14,879

REGISTRATION FEES                                          107,197

AUDIT                                                      10,750

LEGAL                                                      889

MISCELLANEOUS                                              4,036

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,151,608

 EXPENSE REDUCTIONS                                        (946)        2,150,662

NET INVESTMENT INCOME                                                   583,557

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,641,650

 FOREIGN CURRENCY TRANSACTIONS                             (1,061)      1,640,589

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     41,828,743

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (420)        41,828,323

NET GAIN (LOSS)                                                         43,468,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 44,052,469
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   DECEMBER 31, 1996
                                                         MAY 31, 1998       (COMMENCEMENT
                                                         (UNAUDITED)        OF OPERATIONS) TO
                                                                            NOVEMBER 30, 1997
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 583,557          $ 163,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 1,640,589          3,673,124

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     41,828,323         10,859,666

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          44,052,469         14,695,886
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (504,890)          (84,141)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (3,582,948)        -

 TOTAL DISTRIBUTIONS                                      (4,087,838)        (84,141)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              165,109,488        228,959,758

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 205,074,119        243,571,503

NET ASSETS

 BEGINNING OF PERIOD                                      243,571,503        -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 448,645,622      $ 243,571,503
INCOME OF $157,602 AND $78,935, RESPECTIVELY)

FINANCIAL HIGHLIGHTS - CLASS A
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                       (UNAUDITED)        1997  E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.47           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .03               .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.88              2.46

 TOTAL FROM INVESTMENT OPERATIONS                       1.91              2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.02)            (.03)

 FROM NET REALIZED GAIN                                 (.18)            -

 TOTAL DISTRIBUTIONS                                    (.20)            (.03)

NET ASSET VALUE, END OF PERIOD                         $ 14.18          $ 12.47

TOTAL RETURN B, C                                       15.56%           25.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 15,977        $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.23% A         1.50% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .43% A          .34% A

PORTFOLIO TURNOVER                                      43% A           82% A

AVERAGE COMMISSION RATE G                              $ .0396         $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS T
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                       (UNAUDITED)        1997  E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.46            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                               .02                .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.87               2.45

 TOTAL FROM INVESTMENT OPERATIONS                       1.89               2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.02)              (.02)

 FROM NET REALIZED GAIN                                 (.18)              -

 TOTAL DISTRIBUTIONS                                    (.20)              (.02)

NET ASSET VALUE, END OF PERIOD                         $ 14.15            $ 12.46

TOTAL RETURN  B, C                                      15.41%             24.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 254,189          $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.35%  A           1.59%  A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .30%  A            .24%  A

PORTFOLIO TURNOVER                                      43%  A             82%  A

AVERAGE COMMISSION RATE  F                             $ .0396           $ .0345

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS B
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                              MAY 31, 1998       NOVEMBER 30,
                                                              (UNAUDITED)        1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.41            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.01)              (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.87               2.46

 TOTAL FROM INVESTMENT OPERATIONS                              1.86               2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    -                  (.01)

 FROM NET REALIZED GAIN                                        (.17)              -

 TOTAL DISTRIBUTIONS                                           (.17)              (.01)

NET ASSET VALUE, END OF PERIOD                                $ 14.10            $ 12.41

TOTAL RETURN B, C                                              15.20%             24.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 72,766           $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.89% A            2.25% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.22)% A           (.42)% A

PORTFOLIO TURNOVER                                             43% A              82% A

AVERAGE COMMISSION RATE G                                     $ .0396            $ .0345


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - CLASS C
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                              MAY 31, 1998       NOVEMBER 30,
                                                              (UNAUDITED)        1997  E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.45            $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)               -

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.86                .23

 TOTAL FROM INVESTMENT OPERATIONS                              1.83                .23

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.01)               -

 FROM NET REALIZED GAIN                                        (.18)               -

 TOTAL DISTRIBUTIONS                                           (.19)               -

NET ASSET VALUE, END OF PERIOD                                $ 14.09           $ 12.45

TOTAL RETURN  B, C                                             14.94%             1.88%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 18,016          $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.22%  A          2.24%  A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.50)%  A         .19%  A

PORTFOLIO TURNOVER                                             43%  A            82%  A

AVERAGE COMMISSION RATE  G                                    $ .0396          $ .0345


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       MAY 31, 1998       NOVEMBER 30,
                                                       (UNAUDITED)        1997  E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.47            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME  D                               .06                .07

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.88               2.45

 TOTAL FROM INVESTMENT OPERATIONS                       1.94               2.52

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.04)              (.05)

 FROM NET REALIZED GAIN                                 (.18)              -

 TOTAL DISTRIBUTIONS                                    (.22)              (.05)

NET ASSET VALUE, END OF PERIOD                         $ 14.19            $ 12.47

TOTAL RETURN  B, C                                      15.82%             25.26%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 87,698           $ 73,911

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .78%  A            1.19%  A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .87%  A            .64%  A

PORTFOLIO TURNOVER                                      43%  A             82%  A

AVERAGE COMMISSION RATE  F                             $ .0396            $ .0345

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $211,076,334 and $67,529,615, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A   .25%

CLASS T   .50%

CLASS B   1.00% *

CLASS C   1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 13,616   $ -

CLASS T    478,542    14,066

CLASS B    232,012    174,009

CLASS C    34,649     34,649

          $ 758,819  $ 222,724

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A   $ 3,228

CLASS T    11,884

CLASS B    7,541

CLASS C    6,895

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
          PAID TO    RETAINED BY
          FDC        FDC

CLASS A   $ 152,137  $ 52,422

CLASS T    359,586    129,233

CLASS B    40,998     40,998 *

CLASS C    2,646      2,646 *

          $ 555,367  $ 225,299

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 13,583   .25% *

CLASS T                 194,868   .21% *

CLASS B                 53,099    .23% *

CLASS C                 8,162     .24% *

INSTITUTIONAL CLASS     59,111    .15% *

                       $ 328,823

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $30,366 for the period.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $834 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
          TRANSFER
          AGENT CREDITS

CLASS T   $ 112

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 14% of the outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   PERIOD ENDED

                            MAY 31,            NOVEMBER 30,
                            1998               1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 14,009           $ 4,677

CLASS T                      254,780            67,952

CLASS B                      -                  5,594

CLASS C                      638                -

INSTITUTIONAL CLASS          235,463            5,918

TOTAL                       $ 504,890          $ 84,141

FROM NET REALIZED GAIN

CLASS A                     $ 105,066          $ -

CLASS T                      1,992,661          -

CLASS B                      413,463            -

CLASS C                      11,485             -

INSTITUTIONAL CLASS          1,060,273          -

TOTAL                       $ 3,582,948        $ -

A DISTRIBUTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                            DOLLARS

                                SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
                                MAY 31,            NOVEMBER 30,   MAY 31,            NOVEMBER 30,

                                1998               1997 A, B      1998               1997 A, B



CLASS A                          630,372            602,316       $ 8,594,728        $ 6,949,595
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    8,628              371            106,361            4,174

SHARES REDEEMED                  (71,446)           (43,338)       (976,119)          (516,701)

NET INCREASE (DECREASE)                                           $ 7,724,970        $ 6,437,068
                                567,554            559,349

CLASS T                          8,642,308          11,672,407    $ 116,771,942      $ 134,104,051
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    175,115            5,937          2,154,148          65,332

SHARES REDEEMED                  (1,568,906)        (965,458)      (21,040,721)       (11,488,641)

NET INCREASE (DECREASE)                                           $ 97,885,369       $ 122,680,742
                                7,248,517          10,712,886

CLASS B                          2,997,639          2,511,450     $ 40,896,578       $ 28,415,273
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    27,649             485            336,781            5,015

SHARES REDEEMED                  (186,063)          (189,857)      (2,488,628)        (2,180,901)

NET INCREASE (DECREASE)                                           $ 38,744,731       $ 26,239,387
                                2,839,225          2,322,078

CLASS C                          1,270,694          31,363        $ 17,382,229       $ 386,538
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    802                -              9,788              -

SHARES REDEEMED                  (24,619)           -              (335,160)          -

NET INCREASE (DECREASE)                                           $ 17,056,857       $ 386,538
                                1,246,877          31,363

INSTITUTIONAL CLASS              1,114,017          6,390,332     $ 15,196,475       $ 78,506,275
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    93,412             365            1,153,748          4,097

SHARES REDEEMED                  (951,308)          (464,922)      (12,652,662)       (5,294,349)

NET INCREASE (DECREASE)                                           $ 3,697,561        $ 73,216,023
                                256,121            5,925,775


A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO NOVEMBER 30, 1997.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,247

CLASS T                52,505

CLASS B                14,930

CLASS C                14,479

INSTITUTIONAL CLASS    17,036

                      $ 107,197



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)